Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 98.5%
Banks - 91.9%
JPMorgan Chase & Co.	1,567	$375,626
Wells Fargo & Co.	5,334	374,660
Citigroup, Inc.	5,318	374,334
Bank of America Corp.	8,231	361,752
PNC Financial Services Group, Inc.	1,505	290,239
U.S. Bancorp	5,942	284,206
Truist Financial Corp.	5,868	254,554
Bank of New York Mellon Corp.	3,275	251,618
NU Holdings Limited/Cayman Islands — Class A*	23,658	245,097
M&T Bank Corp.	982	184,626
State Street Corp.	1,789	175,590
Fifth Third Bancorp	4,137	174,912
Huntington Bancshares, Inc.	9,919	161,382
Regions Financial Corp.	6,563	154,362
Northern Trust Corp.	1,449	148,523
ICICI Bank Ltd. ADR	4,817	143,836
Citizens Financial Group, Inc.	3,282	143,620
KeyCorp	8,055	138,063
HDFC Bank Ltd. ADR	2,045	130,594
First Citizens BancShares, Inc. — Class A	60	126,781
Toronto-Dominion Bank	2,309	122,931
East West Bancorp, Inc.	1,258	120,466
First Horizon Corp.	5,469	110,146
Popular, Inc.	1,147	107,887
Royal Bank of Canada	874	105,326
Bank of Nova Scotia	1,912	102,713
Webster Financial Corp.	1,835	101,329
Pinnacle Financial Partners, Inc.	862	98,604
Western Alliance Bancorporation	1,169	97,658
Cullen/Frost Bankers, Inc.	710	95,318
Wintrust Financial Corp.	761	94,904
Comerica, Inc.	1,523	94,198
Zions Bancorp North America	1,708	92,659
Commerce Bancshares, Inc.	1,458	90,829
Old National Bancorp	4,179	90,705
SouthState Corp.	910	90,527
Bank of Montreal	910	88,316
Synovus Financial Corp.	1,715	87,859
Prosperity Bancshares, Inc.	1,153	86,879
Canadian Imperial Bank of Commerce	1,354	85,613
Barclays plc ADR	6,249	83,049
Cadence Bank	2,403	82,783
Columbia Banking System, Inc.	2,887	77,978
HSBC Holdings plc ADR[1]	1,572	77,751
FNB Corp.	5,104	75,437
United Bankshares, Inc.	1,956	73,448
Bank OZK	1,634	72,762
Hancock Whitney Corp.	1,317	72,066
UMB Financial Corp.	627	70,763
Grupo Financiero Galicia S.A. ADR*	1,133	70,609
UBS Group AG	2,259	68,493
Valley National Bancorp	7,418	67,207
First Financial Bankshares, Inc.	1,860	67,053
Associated Banc-Corp.	2,712	64,817
Eastern Bankshares, Inc.	3,613	62,324
Texas Capital Bancshares, Inc.*	794	62,091
Fulton Financial Corp.	3,157	60,867
First Hawaiian, Inc.	2,333	60,541
Cathay General Bancorp	1,255	59,751
International Bancshares Corp.	890	56,212
CVB Financial Corp.	2,619	56,073
First Interstate BancSystem, Inc. — Class A	1,726	56,043
Simmons First National Corp. — Class A	2,475	54,895
Bancorp, Inc.*	982	51,683
First Financial Bancorp	1,903	51,153
Seacoast Banking Corporation of Florida	1,847	50,848
Banco Bradesco S.A. ADR	25,953	49,570
Independent Bank Corp.	674	43,264
BOK Financial Corp.	387	41,196
Banner Corp.	559	37,324
Total Banks		8,337,293
Savings & Loans - 3.6%
Axos Financial, Inc.*	903	63,075
WSFS Financial Corp.	1,092	58,018
Flagstar Financial, Inc.	5,950	55,513
WaFd, Inc.	1,632	52,616
Pacific Premier Bancorp, Inc.	2,038	50,787
Banc of California, Inc.	3,129	48,374
Total Savings & Loans		328,383
Diversified Financial Services - 3.0%
Capital One Financial Corp.	1,533	273,364
Total Common Stocks
(Cost $6,749,208)		8,939,040

PREFERRED STOCKS† - 1.0%
Banks - 1.0%
Itau Unibanco Holding S.A.
ADR	17,997	89,265
Total Preferred Stocks
(Cost $92,387)		89,265

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$30,791	30,791
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	24,203	24,203
Total Repurchase Agreements
(Cost $54,994)		54,994

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	58,769	$58,769
Total Securities Lending Collateral
(Cost $58,769)		58,769
Total Investments - 100.7%
(Cost $6,955,358)		$9,142,068
Other Assets & Liabilities, net - (0.7)%		(63,571)
Total Net Assets - 100.0%		$9,078,497

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,939,040	$—	$—	$8,939,040
Preferred Stocks	89,265	—	—	89,265
Repurchase Agreements	—	54,994	—	54,994
Securities Lending Collateral	58,769	—	—	58,769
Total Assets	$9,087,074	$54,994	$—	$9,142,068

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Chemicals - 38.0%
Linde plc	5,040	$2,110,097
Sherwin-Williams Co.	1,776	603,716
Air Products and Chemicals, Inc.	1,877	544,405
Ecolab, Inc.	2,240	524,877
Dow, Inc.	9,157	367,470
PPG Industries, Inc.	3,035	362,531
DuPont de Nemours, Inc.	4,753	362,416
International Flavors & Fragrances, Inc.	3,756	317,570
LyondellBasell Industries N.V. — Class A	4,069	302,205
RPM International, Inc.	2,182	268,517
CF Industries Holdings, Inc.	3,073	262,188
Nutrien Ltd.	5,290	236,727
Eastman Chemical Co.	2,376	216,976
Albemarle Corp.	2,384	205,215
Celanese Corp. — Class A	2,808	194,342
Mosaic Co.	7,641	187,816
Axalta Coating Systems Ltd.*	5,222	178,697
FMC Corp.	3,348	162,746
Element Solutions, Inc.	6,307	160,387
Arcadium Lithium plc*	31,201	160,061
Cabot Corp.	1,594	145,548
Westlake Corp.	1,208	138,497
Balchem Corp.	810	132,026
Olin Corp.	3,845	129,961
Ashland, Inc.	1,766	126,198
Avient Corp.	3,035	124,010
Huntsman Corp.	6,458	116,438
Chemours Co.	6,234	105,355
Innospec, Inc.	749	82,435
Hawkins, Inc.	520	63,788
Total Chemicals		8,893,215
Mining - 24.1%
Freeport-McMoRan, Inc.	13,045	496,754
Barrick Gold Corp.	28,345	439,348
Newmont Corp.	11,524	428,923
Agnico Eagle Mines Ltd.	3,625	283,511
Rio Tinto plc ADR	4,352	255,941
BHP Group Ltd. ADR[1]	5,010	244,638
Kinross Gold Corp.	25,063	232,334
Wheaton Precious Metals Corp.	3,880	218,211
Alcoa Corp.	5,694	215,119
Franco-Nevada Corp.	1,748	205,547
Pan American Silver Corp.	9,753	197,206
Royal Gold, Inc.	1,476	194,611
Southern Copper Corp.	2,075	189,052
Alamos Gold, Inc. — Class A	9,717	179,182
Gold Fields Ltd. ADR	13,143	173,488
Anglogold Ashanti plc	7,434	171,577
B2Gold Corp.	63,453	154,825
IAMGOLD Corp.*	29,674	153,118
Harmony Gold Mining Company Ltd. ADR	18,590	152,624
Eldorado Gold Corp.*	10,156	151,020
First Majestic Silver Corp.	27,472	150,821
Hudbay Minerals, Inc.	18,284	148,100
Equinox Gold Corp.*	27,502	138,060
Hecla Mining Co.	23,383	114,811
Coeur Mining, Inc.*	16,324	93,373
MP Materials Corp.*,1	5,540	86,424
SSR Mining, Inc.*	11,438	79,608
Century Aluminum Co.*	3,461	63,059
Kaiser Aluminum Corp.	545	38,297
Total Mining		5,649,582
Packaging & Containers - 10.5%
Smurfit WestRock plc	5,802	312,496
Packaging Corporation of America	1,345	302,800
Ball Corp.	4,980	274,547
Amcor plc	25,315	238,214
AptarGroup, Inc.	1,385	217,583
Crown Holdings, Inc.	2,568	212,348
Graphic Packaging Holding Co.	6,968	189,251
Berry Global Group, Inc.	2,825	182,693
Sealed Air Corp.	4,445	150,374
Sonoco Products Co.	3,030	148,016
Silgan Holdings, Inc.	2,747	142,981
O-I Glass, Inc.*	8,121	88,032
Total Packaging & Containers		2,459,335
Iron & Steel - 10.0%
Vale S.A. ADR	46,211	409,892
Nucor Corp.	3,035	354,215
Steel Dynamics, Inc.	2,389	272,513
Reliance, Inc.	943	253,912
Carpenter Technology Corp.	1,153	195,676
ATI, Inc.*	3,504	192,860
United States Steel Corp.	5,388	183,138
ArcelorMittal S.A.	7,404	171,254
Commercial Metals Co.	3,153	156,389
Cleveland-Cliffs, Inc.*	15,399	144,751
Total Iron & Steel		2,334,600
Building Materials - 9.7%
CRH plc*	5,795	536,153
Vulcan Materials Co.	1,524	392,018
Martin Marietta Materials, Inc.	734	379,111
Cemex SAB de CV ADR	36,226	204,315
Eagle Materials, Inc.	762	188,031
Summit Materials, Inc. — Class A*	3,418	172,951
Louisiana-Pacific Corp.	1,650	170,857
Knife River Corp.*	1,609	163,539
Aspen Aerogels, Inc.*	5,626	66,837
Total Building Materials		2,273,812
Coal - 2.2%
Teck Resources Ltd. — Class B	6,420	260,203
Warrior Met Coal, Inc.	2,006	108,805
Arch Resources, Inc.	658	92,923
Alpha Metallurgical Resources, Inc.*	252	50,430
Total Coal		512,361
Biotechnology - 1.8%
Corteva, Inc.	7,502	427,314
Forest Products & Paper - 1.3%
International Paper Co.	5,512	296,656
Household Products & Housewares - 1.2%
Avery Dennison Corp.	1,413	264,414

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Housewares - 0.4%
Scotts Miracle-Gro Co. — Class A	1,408	$93,407
Environmental Control - 0.4%
PureCycle Technologies, Inc.*,1	7,856	80,524
Total Common Stocks
(Cost $15,481,966)		23,285,220

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$82,203	82,203
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	64,615	64,615
Total Repurchase Agreements
(Cost $146,818)		146,818

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	315,145	$315,145
Total Securities Lending Collateral
(Cost $315,145)		315,145
Total Investments - 101.5%
(Cost $15,943,929)		$23,747,183
Other Assets & Liabilities, net - (1.5)%		(346,744)
Total Net Assets - 100.0%		$23,400,439

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,285,220	$—	$—	$23,285,220
Repurchase Agreements	—	146,818	—	146,818
Securities Lending Collateral	315,145	—	—	315,145
Total Assets	$23,600,365	$146,818	$—	$23,747,183

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.9%
Biotechnology - 75.2%
Amgen, Inc.	18,507	$4,823,664
Gilead Sciences, Inc.	48,297	4,461,194
Vertex Pharmaceuticals, Inc.*	9,901	3,987,133
Regeneron Pharmaceuticals, Inc.*	5,038	3,588,719
Corteva, Inc.	44,623	2,541,726
Alnylam Pharmaceuticals, Inc.*	9,408	2,213,796
Biogen, Inc.*	12,812	1,959,211
Illumina, Inc.*	13,691	1,829,528
Moderna, Inc.*	37,294	1,550,684
Royalty Pharma plc — Class A	59,117	1,508,075
United Therapeutics Corp.*	4,187	1,477,341
BioMarin Pharmaceutical, Inc.*	22,258	1,463,018
Insmed, Inc.*	20,566	1,419,877
Sarepta Therapeutics, Inc.*	11,342	1,379,074
Incyte Corp.*	19,725	1,362,406
Exelixis, Inc.*	36,868	1,227,704
Intra-Cellular Therapies, Inc.*	14,407	1,203,273
Argenx SE ADR*	1,885	1,159,275
REVOLUTION Medicines, Inc.*	25,478	1,114,408
Halozyme Therapeutics, Inc.*	21,195	1,013,333
Legend Biotech Corp. ADR*	29,868	971,905
Roivant Sciences Ltd.*	81,162	960,146
Cytokinetics, Inc.*	20,315	955,618
BioNTech SE ADR*	8,257	940,885
Ionis Pharmaceuticals, Inc.*	26,764	935,669
Blueprint Medicines Corp.*	10,085	879,614
Bridgebio Pharma, Inc.*	31,154	854,866
TG Therapeutics, Inc.*	28,050	844,305
CRISPR Therapeutics AG*,1	21,407	842,579
Crinetics Pharmaceuticals, Inc.*	16,466	841,907
ADMA Biologics, Inc.*	46,121	790,975
Viking Therapeutics, Inc.*	19,483	783,996
Apellis Pharmaceuticals, Inc.*	24,192	771,967
Ultragenyx Pharmaceutical, Inc.*	18,197	765,548
PTC Therapeutics, Inc.*	16,950	765,123
BeiGene Ltd. ADR*	4,071	751,954
Guardant Health, Inc.*	23,844	728,434
Avidity Biosciences, Inc.*	24,298	706,586
Axsome Therapeutics, Inc.*	8,112	686,356
Veracyte, Inc.*	17,192	680,803
Amicus Therapeutics, Inc.*	71,348	672,098
ACADIA Pharmaceuticals, Inc.*	35,302	647,792
Recursion Pharmaceuticals, Inc. — Class A*,1	94,302	637,481
SpringWorks Therapeutics, Inc.*	17,279	624,290
Ideaya Biosciences, Inc.*	23,738	610,067
Denali Therapeutics, Inc.*	29,210	595,300
Nuvalent, Inc. — Class A*	7,513	588,118
Summit Therapeutics, Inc.*	32,604	581,818
Arrowhead Pharmaceuticals, Inc.*	30,893	580,788
Geron Corp.*	163,968	580,447
Iovance Biotherapeutics, Inc.*	78,174	578,488
Arcellx, Inc.*	7,136	547,260
Celldex Therapeutics, Inc.*	20,934	529,002
Dynavax Technologies Corp.*	41,374	528,346
Beam Therapeutics, Inc.*	20,305	503,564
Immunovant, Inc.*	20,015	495,772
Dyne Therapeutics, Inc.*	20,044	472,237
Krystal Biotech, Inc.*	2,988	468,100
Novavax, Inc.*	52,822	424,689
Intellia Therapeutics, Inc.*	35,611	415,224
Total Biotechnology		68,823,556
Pharmaceuticals - 19.7%
AbbVie, Inc.	42,051	7,472,463
AstraZeneca plc ADR	31,482	2,062,701
Neurocrine Biosciences, Inc.*	11,719	1,599,643
Viatris, Inc.	124,383	1,548,568
Vaxcyte, Inc.*	15,306	1,252,949
Jazz Pharmaceuticals plc*	9,041	1,113,399
Alkermes plc*	34,838	1,001,941
Madrigal Pharmaceuticals, Inc.*	1,856	572,706
Ascendis Pharma A/S ADR*	3,761	517,777
Protagonist Therapeutics, Inc.*	12,753	492,266
Agios Pharmaceuticals, Inc.*	11,893	390,804
Total Pharmaceuticals		18,025,217
Healthcare-Products - 4.0%
Natera, Inc.*	11,419	1,807,628
Exact Sciences Corp.*	21,939	1,232,752
Twist Bioscience Corp.*	14,484	673,071
Total Healthcare-Products		3,713,451
Healthcare-Services - 1.0%
Medpace Holdings, Inc.*	2,920	970,111
Total Common Stocks
(Cost $50,136,849)		91,532,335

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$199,423	199,423
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	156,755	156,755
Total Repurchase Agreements
(Cost $356,178)		356,178

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	873,142	873,142
Total Securities Lending Collateral
(Cost $873,142)		873,142
Total Investments - 101.3%
(Cost $51,366,169)		$92,761,655
Other Assets & Liabilities, net - (1.3)%		(1,212,293)
Total Net Assets - 100.0%		$91,549,362

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$91,532,335	$—	$—	$91,532,335
Repurchase Agreements	—	356,178	—	356,178
Securities Lending Collateral	873,142	—	—	873,142
Total Assets	$92,405,477	$356,178	$—	$92,761,655

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Food - 32.8%
Mondelez International, Inc. — Class A	23,092	$1,379,285
Kroger Co.	16,002	978,522
Sysco Corp.	12,318	941,834
General Mills, Inc.	14,453	921,668
Hershey Co.	5,218	883,668
Kraft Heinz Co.	26,085	801,070
Kellanova	9,202	745,086
McCormick & Company, Inc.	9,064	691,039
Tyson Foods, Inc. — Class A	11,970	687,557
US Foods Holding Corp.*	9,135	616,247
Conagra Brands, Inc.	20,610	571,927
Performance Food Group Co.*	6,600	558,030
J M Smucker Co.	4,722	519,987
Sprouts Farmers Market, Inc.*	4,070	517,175
Hormel Foods Corp.	14,858	466,095
Lamb Weston Holdings, Inc.	6,967	465,605
Ingredion, Inc.	3,321	456,837
The Campbell’s Co.	10,703	448,242
Albertsons Companies, Inc. — Class A	20,934	411,144
Post Holdings, Inc.*	3,112	356,200
Cal-Maine Foods, Inc.	3,193	328,624
Flowers Foods, Inc.	15,173	313,474
Simply Good Foods Co.*	7,548	294,221
Lancaster Colony Corp.	1,415	244,993
Pilgrim’s Pride Corp.*	4,565	207,205
Grocery Outlet Holding Corp.*	11,013	171,913
Total Food		14,977,648
Beverages - 25.3%
Coca-Cola Co.	36,936	2,299,635
PepsiCo, Inc.	14,658	2,228,895
Monster Beverage Corp.*	18,022	947,236
Keurig Dr Pepper, Inc.	28,668	920,816
Constellation Brands, Inc. — Class A	4,027	889,967
Coca-Cola Europacific Partners plc	9,621	738,989
Brown-Forman Corp. — Class B	15,883	603,236
Anheuser-Busch InBev S.A. ADR	10,484	524,934
Diageo plc ADR	4,127	524,666
Fomento Economico Mexicano SAB de CV ADR	6,038	516,189
Molson Coors Beverage Co. — Class B	8,687	497,939
Primo Brands Corp. — Class A	12,094	372,132
Celsius Holdings, Inc.*	11,317	298,090
Coca-Cola Consolidated, Inc.	148	186,479
Total Beverages		11,549,203
Cosmetics & Personal Care - 17.2%
Procter & Gamble Co.	18,627	3,122,817
Colgate-Palmolive Co.	14,729	1,339,014
Kenvue, Inc.	46,237	987,160
Estee Lauder Companies, Inc. — Class A	10,136	759,997
Unilever plc ADR	10,079	571,479
Haleon plc ADR	52,971	505,343
elf Beauty, Inc.*	3,317	416,449
Inter Parfums, Inc.	1,272	167,281
Total Cosmetics & Personal Care		7,869,540
Agriculture - 13.0%
Philip Morris International, Inc.	17,446	2,099,626
Altria Group, Inc.	27,815	1,454,446
Archer-Daniels-Midland Co.	15,068	761,236
British American Tobacco plc ADR	16,154	586,713
Bunge Global S.A.	6,466	502,796
Darling Ingredients, Inc.*	10,641	358,495
Vital Farms, Inc.*	4,589	172,960
Total Agriculture		5,936,272
Household Products & Housewares - 6.9%
Kimberly-Clark Corp.	7,972	1,044,651
Church & Dwight Company, Inc.	7,629	798,833
Clorox Co.	4,327	702,748
Spectrum Brands Holdings, Inc.	2,711	229,052
Reynolds Consumer Products, Inc.	6,943	187,392
WD-40 Co.	700	169,876
Total Household Products & Housewares		3,132,552
Retail - 2.2%
Casey’s General Stores, Inc.	1,477	585,232
Freshpet, Inc.*	2,859	423,446
Total Retail		1,008,678
Pharmaceuticals - 1.1%
BellRing Brands, Inc.*	6,381	480,745
Internet - 0.9%
Maplebear, Inc.*	9,659	400,076
Total Common Stocks
(Cost $23,891,765)		45,354,714

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$139,008	139,008
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	109,266	109,266
Total Repurchase Agreements
(Cost $248,274)		248,274
Total Investments - 99.9%
(Cost $24,140,039)		$45,602,988
Other Assets & Liabilities, net - 0.1%		22,952
Total Net Assets - 100.0%		$45,625,940

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$45,354,714	$—	$—	$45,354,714
Repurchase Agreements	—	248,274	—	248,274
Total Assets	$45,354,714	$248,274	$—	$45,602,988

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 84.5%
Financial - 20.3%
Goldman Sachs Group, Inc.	2,620	$1,500,265
Visa, Inc. — Class A	2,620	828,024
American Express Co.	2,620	777,590
Travelers Companies, Inc.	2,620	631,132
JPMorgan Chase & Co.	2,620	628,040
Total Financial		4,365,051
Technology - 16.6%
Microsoft Corp.	2,620	1,104,330
Salesforce, Inc.	2,620	875,944
Apple, Inc.	2,620	656,100
International Business Machines Corp.	2,620	575,955
NVIDIA Corp.	2,620	351,840
Total Technology		3,564,169
Consumer, Non-cyclical - 15.1%
UnitedHealth Group, Inc.	2,620	1,325,353
Amgen, Inc.	2,620	682,877
Procter & Gamble Co.	2,620	439,243
Johnson & Johnson	2,620	378,904
Merck & Company, Inc.	2,620	260,638
Coca-Cola Co.	2,620	163,121
Total Consumer, Non-cyclical		3,250,136
Industrial - 10.9%
Caterpillar, Inc.	2,620	950,431
Honeywell International, Inc.	2,620	591,832
Boeing Co.*	2,620	463,740
3M Co.	2,620	338,216
Total Industrial		2,344,219
Consumer, Cyclical - 10.3%
Home Depot, Inc.	2,620	1,019,154
McDonald’s Corp.	2,620	759,512
Walmart, Inc.	2,620	236,717
NIKE, Inc. — Class B	2,620	198,255
Total Consumer, Cyclical		2,213,638
Communications - 5.3%
Amazon.com, Inc.*	2,620	574,802
Walt Disney Co.	2,620	291,737
Cisco Systems, Inc.	2,620	155,104
Verizon Communications, Inc.	2,620	104,773
Total Communications		1,126,416
Basic Materials - 4.2%
Sherwin-Williams Co.	2,620	890,617
Energy - 1.8%
Chevron Corp.	2,620	379,481
Total Common Stocks
(Cost $13,104,087)		18,133,727

MUTUAL FUNDS† - 6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	67,906	679,742
Guggenheim Strategy Fund II1	24,698	613,754
Total Mutual Funds
(Cost $1,285,413)		1,293,496

	Face Amount
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
4.23% due 03/13/25[2,3]	$200,000	198,375
Total U.S. Treasury Bills
(Cost $198,333)		198,375

REPURCHASE AGREEMENTS††,4 - 24.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[2]	2,963,286	2,963,286
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[2]	2,329,263	2,329,263
Total Repurchase Agreements
(Cost $5,292,549)		5,292,549
Total Investments - 116.0%
(Cost $19,880,382)		$24,918,147
Other Assets & Liabilities, net - (16.0)%		(3,439,207)
Total Net Assets - 100.0%		$21,478,940

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	4	Mar 2025	$857,400	$(22,278)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	03/27/25	36	$1,525,917	$7,791

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements†† (continued)
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.27% (SOFR + 0.90%)	At Maturity	03/27/25	23	$964,690	$3,464
							$2,490,607	$11,255

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,133,727	$—	$—	$18,133,727
Mutual Funds	1,293,496	—	—	1,293,496
U.S. Treasury Bills	—	198,375	—	198,375
Repurchase Agreements	—	5,292,549	—	5,292,549
Equity Index Swap Agreements**	—	11,255	—	11,255
Total Assets	$19,427,223	$5,502,179	$—	$24,929,402

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$22,278	$—	$—	$22,278

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$607,579	$–	$–	$–	$6,175	$613,754	24,698	$26,335
Guggenheim Ultra Short Duration Fund — Institutional Class	672,952	–	–	–	6,790	679,742	67,906	26,272
	$1,280,531	$–	$–	$–	$12,965	$1,293,496		$52,607

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 92.9%
NVIDIA Corp.	114,791	$15,415,283
Broadcom, Inc.	45,200	10,479,168
Advanced Micro Devices, Inc.*	31,204	3,769,131
Texas Instruments, Inc.	19,416	3,640,694
QUALCOMM, Inc.	23,605	3,626,200
Applied Materials, Inc.	19,587	3,185,434
Analog Devices, Inc.	13,342	2,834,641
Marvell Technology, Inc.	25,187	2,781,904
Lam Research Corp.	36,804	2,658,353
KLA Corp.	4,046	2,549,465
Micron Technology, Inc.	29,877	2,514,448
Intel Corp.*	121,367	2,433,408
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,386	1,656,151
NXP Semiconductor N.V.	7,618	1,583,401
ASML Holding N.V. — Class G	2,160	1,497,053
Monolithic Power Systems, Inc.	2,530	1,497,001
Microchip Technology, Inc.	26,002	1,491,215
ON Semiconductor Corp.*	22,534	1,420,769
Teradyne, Inc.	10,339	1,301,887
Astera Labs, Inc.*	8,755	1,159,600
ARM Holdings plc ADR*	8,632	1,064,844
Skyworks Solutions, Inc.	11,911	1,056,267
Entegris, Inc.	10,433	1,033,493
United Microelectronics Corp. ADR[1]	154,068	999,901
ASE Technology Holding Company Ltd. ADR	98,701	993,919
STMicroelectronics N.V. — Class Y1	38,509	961,570
Onto Innovation, Inc.*	4,852	808,683
Nova Ltd.*	3,961	780,119
MACOM Technology Solutions Holdings, Inc.*	5,856	760,753
Lattice Semiconductor Corp.*	13,115	742,965
Qorvo, Inc.*	10,433	729,580
MKS Instruments, Inc.	6,832	713,192
Rambus, Inc.*	11,959	632,153
Cirrus Logic, Inc.*	6,273	624,665
Semtech Corp.*	10,092	624,190
GLOBALFOUNDRIES, Inc.*	13,636	585,121
FormFactor, Inc.*	12,034	529,496
Power Integrations, Inc.	8,244	508,655
Impinj, Inc.*	3,487	506,522
Silicon Laboratories, Inc.*	3,971	493,278
Synaptics, Inc.*	6,453	492,493
Amkor Technology, Inc.	19,084	490,268
Ambarella, Inc.*	6,434	468,009
Allegro MicroSystems, Inc.*	20,979	458,601
Diodes, Inc.*	7,410	456,975
Kulicke & Soffa Industries, Inc.	9,144	426,659
Axcelis Technologies, Inc.*	5,790	404,547
Veeco Instruments, Inc.*	12,575	337,010
MaxLinear, Inc. — Class A*	16,934	334,955
SiTime Corp.*	1,374	294,764
Penguin Solutions, Inc.*	14,214	272,767
ACM Research, Inc. — Class A*	16,460	248,546
Wolfspeed, Inc.*	35,402	235,777
Total Semiconductors		87,565,943
Energy-Alternate Sources - 3.8%
First Solar, Inc.*	6,311	1,112,251
Canadian Solar, Inc.*,1	74,622	829,797
Enphase Energy, Inc.*	11,864	814,819
SolarEdge Technologies, Inc.*,1	58,389	794,090
Total Energy-Alternate Sources		3,550,957
Electronics - 1.1%
Camtek Ltd.[1]	13,143	1,061,560
Telecommunications - 1.0%
Credo Technology Group Holding Ltd.*	14,583	980,123
Electrical Components & Equipment - 0.7%
Universal Display Corp.	4,633	677,345
Total Common Stocks
(Cost $49,077,831)		93,835,928

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$351,791	351,791
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	276,522	276,522
Total Repurchase Agreements
(Cost $628,313)		628,313

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	3,348,225	3,348,225
Total Securities Lending Collateral
(Cost $3,348,225)		3,348,225
Total Investments - 103.8%
(Cost $53,054,369)		$97,812,466
Other Assets & Liabilities, net - (3.8)%		(3,601,561)
Total Net Assets - 100.0%		$94,210,905

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$93,835,928	$—	$—	$93,835,928
Repurchase Agreements	—	628,313	—	628,313
Securities Lending Collateral	3,348,225	—	—	3,348,225
Total Assets	$97,184,153	$628,313	$—	$97,812,466

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 48.5%
Technology - 16.2%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,275	$251,800
Infosys Ltd. ADR	2,869	62,888
NetEase, Inc. ADR	311	27,744
ASE Technology Holding Company Ltd. ADR	1,539	15,498
United Microelectronics Corp. ADR[1]	2,084	13,525
Wipro Ltd. ADR	2,527	8,946
Total Technology		380,401
Communications - 14.5%
Alibaba Group Holding Ltd. ADR	1,596	135,325
PDD Holdings, Inc. ADR*	540	52,375
JD.com, Inc. ADR	1,295	44,898
Trip.com Group Ltd. ADR*	477	32,751
Baidu, Inc. ADR*	255	21,499
Chunghwa Telecom Company Ltd. ADR	340	12,801
America Movil SAB de CV ADR	848	12,135
Full Truck Alliance Company Ltd. ADR	664	7,184
Telkom Indonesia Persero Tbk PT ADR	425	6,991
Tencent Music Entertainment Group ADR	593	6,730
Bilibili, Inc. ADR*	249	4,509
Vipshop Holdings Ltd. ADR	327	4,405
Total Communications		341,603
Financial - 9.1%
HDFC Bank Ltd. ADR	1,497	95,599
ICICI Bank Ltd. ADR	1,789	53,420
KB Financial Group, Inc. ADR	331	18,834
Shinhan Financial Group Company Ltd. ADR	456	14,993
KE Holdings, Inc. ADR	633	11,660
Banco Bradesco S.A. ADR	4,751	9,074
Woori Financial Group, Inc. ADR	197	6,156
Banco de Chile ADR	199	4,513
Total Financial		214,249
Basic Materials - 2.8%
Vale S.A. ADR	3,207	28,446
POSCO Holdings, Inc. ADR	266	11,534
Gold Fields Ltd. ADR	800	10,560
Suzano S.A. ADR	622	6,295
Sociedad Quimica y Minera de Chile S.A. ADR[1]	128	4,654
Harmony Gold Mining Company Ltd. ADR	500	4,105
Total Basic Materials		65,594
Consumer, Non-cyclical - 2.0%
Fomento Economico Mexicano SAB de CV ADR	155	13,251
BeiGene Ltd. ADR*	56	10,344
Dr Reddy’s Laboratories Ltd. ADR	545	8,605
Ambev S.A. ADR	3,946	7,300
New Oriental Education & Technology Group, Inc. ADR	110	7,060
Total Consumer, Non-cyclical		46,560
Consumer, Cyclical - 1.4%
Li Auto, Inc. ADR*	569	13,650
XPeng, Inc. ADR*	588	6,950
NIO, Inc. ADR*,1	1,578	6,880
H World Group Ltd. ADR	152	5,021
Total Consumer, Cyclical		32,501
Industrial - 1.1%
Cemex SAB de CV ADR	1,354	7,636
ZTO Express Cayman, Inc. ADR	335	6,549
Grupo Aeroportuario del Pacifico SAB de CV ADR	36	6,300
Embraer S.A. ADR*	156	5,722
Total Industrial		26,207
Energy - 0.9%
Petroleo Brasileiro S.A. ADR	1,664	21,399
Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	410	5,875
Centrais Eletricas Brasileiras S.A. ADR[1]	816	4,668
Total Utilities		10,543
Total Common Stocks
(Cost $713,377)		1,139,057

PREFERRED STOCKS† - 1.9%
Energy - 1.0%
Petroleo Brasileiro S.A.
ADR	1,979	23,431
Financial - 0.9%
Itau Unibanco Holding S.A.
ADR	4,334	21,497
Total Preferred Stocks
(Cost $35,535)		44,928

	Face Amount
REPURCHASE AGREEMENTS††,2 - 63.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	$838,796	838,796
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	659,328	659,328
Total Repurchase Agreements
(Cost $1,498,124)		1,498,124

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 1.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[5]	22,969	$22,969
Total Securities Lending Collateral
(Cost $22,969)		22,969
Total Investments - 115.1%
(Cost $2,270,005)		$2,705,078
Other Assets & Liabilities, net - (15.1)%		(355,031)
Total Net Assets - 100.0%		$2,350,047

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P Emerging 50 ADR Index	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	03/27/25	348	$1,023,065	$(7,960)
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	03/26/25	875	2,572,836	(11,786)
							$3,595,901	$(19,746)

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,139,057	$—	$—	$1,139,057
Preferred Stocks	44,928	—	—	44,928
Repurchase Agreements	—	1,498,124	—	1,498,124
Securities Lending Collateral	22,969	—	—	22,969
Total Assets	$1,206,954	$1,498,124	$—	$2,705,078

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$19,746	$—	$19,746

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
4.21% due 01/16/25[1,2]	$5,000	$4,992
Total U.S. Treasury Bills
(Cost $4,992)		4,992

REPURCHASE AGREEMENTS††,3 - 90.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	268,085	268,085
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	210,725	210,725
Total Repurchase Agreements
(Cost $478,810)		478,810
Total Investments - 91.7%
(Cost $483,802)		$483,802
Other Assets & Liabilities, net - 8.3%		43,950
Total Net Assets - 100.0%		$527,752

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	4	Mar 2025	$425,219	$(1,788)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.EM.42.V1	1.00%	Quarterly	12/20/29	$420,000	$(13,034)	$(11,996)	$(1,038)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	4.93% (Federal Funds Rate + 0.60%)	At Maturity	01/07/25	8,386	$166,421	$(4,570)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.

CDX.EM.42.V1 — Credit Default Swap Emerging Markets Series 42 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$4,992	$—	$4,992
Repurchase Agreements	—	478,810	—	478,810
Total Assets	$—	$483,802	$—	$483,802

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$1,788	$—	$—	$1,788
Credit Default Swap Agreements**	—	1,038	—	1,038
Credit Index Swap Agreements**	—	4,570	—	4,570
Total Liabilities	$1,788	$5,608	$—	$7,396

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.8%
Oil & Gas - 63.8%
Exxon Mobil Corp.	12,042	$1,295,358
Chevron Corp.	6,354	920,313
ConocoPhillips	6,889	683,182
Equities Corp.	11,350	523,349
EOG Resources, Inc.	4,050	496,449
Marathon Petroleum Corp.	2,866	399,807
Phillips 66	3,508	399,666
Valero Energy Corp.	3,038	372,428
Hess Corp.	2,759	366,975
Occidental Petroleum Corp.	7,266	359,013
Diamondback Energy, Inc.	2,091	342,569
Expand Energy Corp.	2,864	285,111
BP plc ADR	9,545	282,150
Devon Energy Corp.	8,502	278,270
Shell plc ADR	4,320	270,648
Coterra Energy, Inc. — Class A	10,086	257,596
Canadian Natural Resources Ltd.	7,958	245,663
Petroleo Brasileiro S.A. ADR	18,324	235,647
Suncor Energy, Inc.	5,978	213,295
Cenovus Energy, Inc.	13,972	211,676
Antero Resources Corp.*	5,626	197,191
Permian Resources Corp.	13,687	196,819
Ovintiv, Inc.	4,803	194,522
Viper Energy, Inc.	3,687	180,921
APA Corp.	7,711	178,047
Range Resources Corp.	4,896	176,158
Equinor ASA ADR[1]	7,428	175,969
Chord Energy Corp.	1,365	159,596
Matador Resources Co.	2,735	153,871
Transocean Ltd.*	40,520	151,950
Texas Pacific Land Corp.	127	140,457
HF Sinclair Corp.	3,989	139,814
CNX Resources Corp.*	3,646	133,699
Weatherford International plc	1,835	131,441
Seadrill Ltd.*	3,351	130,454
Magnolia Oil & Gas Corp. — Class A	5,436	127,094
SM Energy Co.	3,225	125,001
Civitas Resources, Inc.	2,718	124,675
Murphy Oil Corp.	4,103	124,157
California Resources Corp.	2,376	123,291
Noble Corporation plc	3,904	122,586
Patterson-UTI Energy, Inc.	13,707	113,220
Crescent Energy Co. — Class A1	7,653	111,810
Northern Oil & Gas, Inc.	2,910	108,136
Valaris Ltd.*	2,252	99,629
Helmerich & Payne, Inc.	3,110	99,582
PBF Energy, Inc. — Class A	3,310	87,881
Comstock Resources, Inc.*	4,029	73,408
Vital Energy, Inc.*	1,874	57,944
Total Oil & Gas		12,378,488
Pipelines - 17.2%
Williams Companies, Inc.	8,996	486,864
ONEOK, Inc.	4,524	454,210
Kinder Morgan, Inc.	16,247	445,168
Cheniere Energy, Inc.	1,937	416,203
Targa Resources Corp.	2,059	367,531
Enbridge, Inc.	5,698	241,766
TC Energy Corp.	4,594	213,759
DT Midstream, Inc.	1,888	187,724
Golar LNG Ltd.	3,654	154,637
Pembina Pipeline Corp.	3,814	140,927
Antero Midstream Corp.	9,002	135,840
New Fortress Energy, Inc.[1]	5,752	86,970
Total Pipelines		3,331,599
Oil & Gas Services - 9.1%
Schlumberger N.V.	11,220	430,175
Baker Hughes Co.	9,253	379,558
Halliburton Co.	10,137	275,625
TechnipFMC plc	6,374	184,463
NOV, Inc.	9,772	142,671
ChampionX Corp.	4,909	133,476
Liberty Energy, Inc. — Class A	5,354	106,491
Tidewater, Inc.*	1,931	105,645
Total Oil & Gas Services		1,758,104
Energy-Alternate Sources - 3.9%
First Solar, Inc.*	1,385	244,092
Enphase Energy, Inc.*	2,580	177,195
SolarEdge Technologies, Inc.*,1	11,292	153,571
Sunrun, Inc.*	8,893	82,260
Plug Power, Inc.*,1	27,351	58,258
Green Plains, Inc.*	4,768	45,201
Total Energy-Alternate Sources		760,577
Mining - 1.6%
Cameco Corp.	4,078	209,569
Uranium Energy Corp.*	13,848	92,643
Total Mining		302,212
Transportation - 1.5%
Scorpio Tankers, Inc.	3,024	150,263
Frontline plc	9,539	135,358
Total Transportation		285,621
Coal - 0.8%
Peabody Energy Corp.	4,373	91,571
CONSOL Energy, Inc.	595	63,474
Total Coal		155,045
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	3,855	145,681
Machinery-Diversified - 0.7%
Cactus, Inc. — Class A	2,181	127,283
Retail - 0.5%
Murphy USA, Inc.	197	98,845
Total Common Stocks
(Cost $9,175,694)		19,343,455

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$14,778	14,778
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	11,617	11,617
Total Repurchase Agreements
(Cost $26,395)		26,395

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	375,354	$375,354
Total Securities Lending Collateral
(Cost $375,354)		375,354
Total Investments - 101.8%
(Cost $9,577,443)		$19,745,204
Other Assets & Liabilities, net - (1.8)%		(347,766)
Total Net Assets - 100.0%		$19,397,438

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,343,455	$—	$—	$19,343,455
Repurchase Agreements	—	26,395	—	26,395
Securities Lending Collateral	375,354	—	—	375,354
Total Assets	$19,718,809	$26,395	$—	$19,745,204

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 68.1%
Schlumberger N.V.	20,484	$785,357
Baker Hughes Co.	16,904	693,402
Halliburton Co.	18,527	503,749
NOV, Inc.	17,839	260,449
TechnipFMC plc	8,696	251,662
ChampionX Corp.	8,970	243,894
Archrock, Inc.	9,090	226,250
Liberty Energy, Inc. — Class A	9,783	194,584
Tidewater, Inc.*	3,515	192,306
Oceaneering International, Inc.*	6,939	180,969
Kodiak Gas Services, Inc.	3,631	148,254
Expro Group Holdings N.V.*	10,582	131,958
Atlas Energy Solutions, Inc.	5,892	130,685
Helix Energy Solutions Group, Inc.*	13,674	127,442
Select Water Solutions, Inc. — Class A	9,515	125,979
ProPetro Holding Corp.*	10,574	98,655
RPC, Inc.	13,858	82,316
ProFrac Holding Corp. — Class A*,1	3,361	26,081
Total Oil & Gas Services		4,403,992
Oil & Gas - 24.8%
Weatherford International plc	3,361	240,748
Noble Corporation plc	7,108	223,191
Transocean Ltd.*	55,288	207,330
Patterson-UTI Energy, Inc.	25,047	206,888
Helmerich & Payne, Inc.	5,692	182,258
Valaris Ltd.*	4,116	182,092
Seadrill Ltd.*	4,604	179,234
Borr Drilling Ltd.[1]	38,529	150,263
Nabors Industries Ltd.*	568	32,473
Total Oil & Gas		1,604,477
Machinery-Diversified - 3.6%
Cactus, Inc. — Class A	3,972	231,806
Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	5,249	198,360
Total Common Stocks
(Cost $3,282,496)		6,438,635

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$22,016	22,016
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	17,305	17,305
Total Repurchase Agreements
(Cost $39,321)		39,321

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	139,626	139,626
Total Securities Lending Collateral
(Cost $139,626)		139,626
Total Investments - 102.3%
(Cost $3,461,443)		$6,617,582
Other Assets & Liabilities, net - (2.3)%		(147,975)
Total Net Assets - 100.0%		$6,469,607

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,438,635	$—	$—	$6,438,635
Repurchase Agreements	—	39,321	—	39,321
Securities Lending Collateral	139,626	—	—	139,626
Total Assets	$6,578,261	$39,321	$—	$6,617,582

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 51.2%
Consumer, Non-cyclical - 17.7%
Novo Nordisk A/S ADR	352	$30,279
Nestle S.A. ADR	288	23,530
AstraZeneca plc ADR	337	22,080
Roche Holding AG ADR[1]	617	21,521
Novartis AG ADR	218	21,214
Unilever plc ADR	276	15,649
Sanofi S.A. ADR	253	12,202
RELX plc ADR	208	9,447
L’Oreal S.A. ADR	132	9,294
EssilorLuxottica S.A. ADR	68	8,206
GSK plc ADR	233	7,880
British American Tobacco plc ADR	216	7,845
Diageo plc ADR	61	7,755
Anheuser-Busch InBev S.A. ADR	112	5,608
Total Consumer, Non-cyclical		202,510
Financial - 9.5%
HSBC Holdings plc ADR[1]	394	19,487
Allianz SE ADR[1]	430	13,132
UBS Group AG*	329	9,976
Zurich Insurance Group AG ADR[1]	321	9,530
London Stock Exchange Group plc ADR	222	7,923
Banco Santander S.A. ADR	1,700	7,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	734	7,355
BNP Paribas S.A. ADR	233	7,153
AXA S.A. ADR	201	7,152
UniCredit SpA ADR[1]	340	6,793
Intesa Sanpaolo SpA ADR	267	6,448
ING Groep N.V. ADR	355	5,563
Total Financial		108,264
Industrial - 5.8%
Siemens AG ADR[1]	165	15,952
Schneider Electric SE ADR	314	15,587
Airbus SE ADR	257	10,238
ABB Ltd. ADR	175	9,400
Safran S.A. ADR	165	8,992
Vinci S.A. ADR	258	6,622
Total Industrial		66,791
Technology - 5.1%
ASML Holding N.V. — Class G	44	30,496
SAP SE ADR	112	27,575
Total Technology		58,071
Energy - 3.8%
Shell plc ADR	338	21,176
TotalEnergies SE ADR	248	13,516
BP plc ADR	307	9,075
Total Energy		43,767
Consumer, Cyclical - 3.5%
LVMH Moet Hennessy Louis Vuitton SE ADR	140	18,297
Hermes International SCA ADR	38	9,083
Cie Financiere Richemont S.A. ADR[1]	592	8,986
Mercedes-Benz Group AG ADR	304	4,201
Total Consumer, Cyclical		40,567
Basic Materials - 2.3%
Air Liquide S.A. ADR	316	10,191
Rio Tinto plc ADR	117	6,881
Glencore plc ADR*	550	4,801
BASF SE ADR	390	4,252
Total Basic Materials		26,125
Utilities - 1.9%
Iberdrola S.A. ADR	158	8,712
National Grid plc ADR	112	6,655
Enel SpA ADR[1]	856	6,061
Total Utilities		21,428
Communications - 1.6%
Deutsche Telekom AG ADR	391	11,671
Prosus N.V. ADR	803	6,376
Total Communications		18,047
Total Common Stocks
(Cost $417,991)		585,570

MUTUAL FUNDS† - 12.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	7,027	70,341
Guggenheim Strategy Fund II2	2,760	68,597
Total Mutual Funds
(Cost $138,226)		138,938

	Face Amount
U.S. TREASURY BILLS†† - 9.4%
U.S. Treasury Bills
4.21% due 01/16/25[3,4]	$108,000	107,822
Total U.S. Treasury Bills
(Cost $107,805)		107,822

REPURCHASE AGREEMENTS††,5 - 26.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	170,899	170,899
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	134,333	134,333
Total Repurchase Agreements
(Cost $305,232)		305,232

	Shares
SECURITIES LENDING COLLATERAL†,6 - 6.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[7]	70,227	70,227
Total Securities Lending Collateral
(Cost $70,227)		70,227
Total Investments - 105.5%
(Cost $1,039,481)		$1,207,789
Other Assets & Liabilities, net - (5.5)%		(63,123)
Total Net Assets - 100.0%		$1,144,666

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	7	Mar 2025	$909,344	$(13,993)
Equity Futures Contracts Purchased††
STOXX 50 Index Futures Contracts	19	Mar 2025	841,109	(24,479)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$585,570	$—	$—	$585,570
Mutual Funds	138,938	—	—	138,938
U.S. Treasury Bills	—	107,822	—	107,822
Repurchase Agreements	—	305,232	—	305,232
Securities Lending Collateral	70,227	—	—	70,227
Total Assets	$794,735	$413,054	$—	$1,207,789

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$—	$24,479	$—	$24,479
Currency Futures Contracts**	13,993	—	—	13,993
Total Liabilities	$13,993	$24,479	$—	$38,472

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$67,907	$–	$–	$–	$690	$68,597	2,760	$2,943
Guggenheim Ultra Short Duration Fund — Institutional Class	69,638	–	–	–	703	70,341	7,027	2,719
	$137,545	$–	$–	$–	$1,393	$138,938		$5,662

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 98.9%
Banks - 25.1%
JPMorgan Chase & Co.	2,038	$488,529
Bank of America Corp.	7,328	322,066
Wells Fargo & Co.	4,115	289,038
Goldman Sachs Group, Inc.	448	256,534
Morgan Stanley	1,864	234,342
Citigroup, Inc.	3,050	214,689
PNC Financial Services Group, Inc.	837	161,415
U.S. Bancorp	3,307	158,174
NU Holdings Limited/Cayman Islands — Class A*	13,895	143,952
Truist Financial Corp.	3,266	141,679
Bank of New York Mellon Corp.	1,822	139,984
ICICI Bank Ltd. ADR	4,077	121,739
Toronto-Dominion Bank	2,207	117,501
HDFC Bank Ltd. ADR	1,835	117,183
Royal Bank of Canada	912	109,905
Bank of Nova Scotia	2,040	109,589
M&T Bank Corp.	546	102,653
State Street Corp.	996	97,757
Fifth Third Bancorp	2,303	97,371
Popular, Inc.	1,031	96,976
Huntington Bancshares, Inc.	5,521	89,827
Regions Financial Corp.	3,653	85,919
Northern Trust Corp.	807	82,717
Citizens Financial Group, Inc.	1,826	79,906
KeyCorp	4,483	76,839
East West Bancorp, Inc.	699	66,936
First Horizon Corp.	3,044	61,306
Western Alliance Bancorporation	651	54,385
First Citizens BancShares, Inc. — Class A	25	52,825
Comerica, Inc.	849	52,511
Zions Bancorp North America	950	51,537
Old National Bancorp	2,326	50,486
Commerce Bancshares, Inc.	810	50,471
Columbia Banking System, Inc.	1,607	43,405
Pinnacle Financial Partners, Inc.	374	42,782
Wintrust Financial Corp.	341	42,526
Bank OZK	910	40,522
Valley National Bancorp	4,128	37,400
UMB Financial Corp.	308	34,761
Total Banks		4,618,137
Diversified Financial Services - 23.7%
Visa, Inc. — Class A	1,521	480,697
Mastercard, Inc. — Class A	747	393,348
American Express Co.	784	232,683
Blackrock, Inc.	222	227,574
Charles Schwab Corp.	2,619	193,832
CME Group, Inc. — Class A	747	173,476
Intercontinental Exchange, Inc.	1,151	171,511
Interactive Brokers Group, Inc. — Class A	908	160,416
Capital One Financial Corp.	853	152,107
Apollo Global Management, Inc.	908	149,965
Ares Management Corp. — Class A	782	138,437
Ameriprise Financial, Inc.	253	134,705
Coinbase Global, Inc. — Class A*	527	130,854
Discover Financial Services	718	124,379
XP, Inc. — Class A	9,744	115,466
Nasdaq, Inc.	1,448	111,945
Blue Owl Capital, Inc.	4,678	108,810
Tradeweb Markets, Inc. — Class A	768	100,547
Raymond James Financial, Inc.	644	100,033
Synchrony Financial	1,439	93,535
LPL Financial Holdings, Inc.	285	93,055
T. Rowe Price Group, Inc.	807	91,264
Cboe Global Markets, Inc.	439	85,781
TPG, Inc.	1,303	81,881
SoFi Technologies, Inc.*	4,799	73,905
Jefferies Financial Group, Inc.	810	63,504
Ally Financial, Inc.	1,625	58,516
SEI Investments Co.	701	57,818
Invesco Ltd.	2,954	51,636
Franklin Resources, Inc.	2,264	45,937
SLM Corp.	1,644	45,342
Hamilton Lane, Inc. — Class A	299	44,267
Virtu Financial, Inc. — Class A	1,190	42,459
Upstart Holdings, Inc.*	590	36,326
Total Diversified Financial Services		4,366,011
REITs - 18.2%
Prologis, Inc.	1,734	183,284
Equinix, Inc.	188	177,263
American Tower Corp. — Class A	929	170,388
Welltower, Inc.	1,318	166,108
Digital Realty Trust, Inc.	810	143,637
Simon Property Group, Inc.	791	136,218
Realty Income Corp.	2,389	127,597
Public Storage	423	126,663
Crown Castle, Inc.	1,264	114,721
Extra Space Storage, Inc.	694	103,822
AvalonBay Communities, Inc.	471	103,606
Iron Mountain, Inc.	966	101,536
VICI Properties, Inc.	3,469	101,329
Equity Residential	1,335	95,800
Ventas, Inc.	1,584	93,282
SBA Communications Corp.	423	86,207
Weyerhaeuser Co.	2,943	82,845
Invitation Homes, Inc.	2,498	79,861
Mid-America Apartment Communities, Inc.	512	79,140
Alexandria Real Estate Equities, Inc.	780	76,089
Sun Communities, Inc.	602	74,028
Kimco Realty Corp.	3,107	72,797
Healthpeak Properties, Inc.	3,464	70,215
UDR, Inc.	1,617	70,194
Regency Centers Corp.	941	69,568
Gaming and Leisure Properties, Inc.	1,385	66,702
American Homes 4 Rent — Class A	1,738	65,036
Camden Property Trust	557	64,634
Host Hotels & Resorts, Inc.	3,638	63,738
Equity LifeStyle Properties, Inc.	956	63,670
BXP, Inc.	808	60,083
Lamar Advertising Co. — Class A	483	58,800

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
REITs - 18.2% (continued)
Annaly Capital Management, Inc.	3,197	$58,505
Rexford Industrial Realty, Inc.	1,408	54,433
AGNC Investment Corp.[1]	5,766	53,105
Sabra Health Care REIT, Inc.	2,190	37,931
Total REITs		3,352,835
Insurance - 18.0%
Berkshire Hathaway, Inc. — Class B*	1,289	584,278
Progressive Corp.	935	224,035
Marsh & McLennan Companies, Inc.	906	192,444
Arch Capital Group Ltd.	1,816	167,708
Willis Towers Watson plc	517	161,945
Arthur J Gallagher & Co.	563	159,808
Chubb Ltd.	531	146,715
Aflac, Inc.	1,376	142,334
Travelers Companies, Inc.	579	139,475
Aon plc — Class A	385	138,277
Allstate Corp.	699	134,760
American International Group, Inc.	1,776	129,293
MetLife, Inc.	1,548	126,750
Prudential Financial, Inc.	1,025	121,493
Hartford Financial Services Group, Inc.	966	105,680
Everest Group Ltd.	278	100,764
Brown & Brown, Inc.	910	92,838
Cincinnati Financial Corp.	605	86,939
Principal Financial Group, Inc.	1,017	78,726
W R Berkley Corp.	1,308	76,544
Equitable Holdings, Inc.	1,548	73,019
Corebridge Financial, Inc.	2,115	63,302
Selective Insurance Group, Inc.	366	34,228
Erie Indemnity Co. — Class A	79	32,566
Total Insurance		3,313,921
Commercial Services - 6.7%
S&P Global, Inc.	473	235,568
PayPal Holdings, Inc.*	2,004	171,041
Moody’s Corp.	335	158,579
Block, Inc. — Class A*	1,552	131,905
StoneCo Ltd. — Class A*	12,789	101,928
Global Payments, Inc.	889	99,621
Corpay, Inc.*	261	88,328
Toast, Inc. — Class A*	2,195	80,008
Affirm Holdings, Inc.*	1,194	72,715
Shift4 Payments, Inc. — Class A*	575	59,674
MarketAxess Holdings, Inc.	178	40,235
Total Commercial Services		1,239,602
Private Equity - 3.4%
Blackstone, Inc. — Class A	1,544	266,216
KKR & Company, Inc. — Class A	1,257	185,923
Brookfield Corp.	1,912	109,844
Carlyle Group, Inc.	1,297	65,486
Total Private Equity		627,469
Software - 2.8%
Fiserv, Inc.*	1,004	206,242
MSCI, Inc. — Class A	207	124,202
Fidelity National Information Services, Inc.	1,506	121,640
Jack Henry & Associates, Inc.	381	66,789
Total Software		518,873
Internet - 0.6%
Robinhood Markets, Inc. — Class A*	2,778	103,508
Investment Companies - 0.4%
Ares Capital Corp.	3,245	71,033
Total Common Stocks
(Cost $14,077,494)		18,211,389

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A.
ADR	20,472	101,541
Total Preferred Stocks
(Cost $104,153)		101,541

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$30,124	30,124
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	23,679	23,679
Total Repurchase Agreements
(Cost $53,803)		53,803

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	41,401	41,401
Total Securities Lending Collateral
(Cost $41,401)		41,401
Total Investments - 100.0%
(Cost $14,276,851)		$18,408,134
Other Assets & Liabilities, net - 0.0%		7,631
Total Net Assets - 100.0%		$18,415,765

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,211,389	$—	$—	$18,211,389
Preferred Stocks	101,541	—	—	101,541
Repurchase Agreements	—	53,803	—	53,803
Securities Lending Collateral	41,401	—	—	41,401
Total Assets	$18,354,331	$53,803	$—	$18,408,134

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MUTUAL FUNDS† - 11.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	81,225	$813,058
Guggenheim Strategy Fund II1	32,350	804,225
Total Mutual Funds
(Cost $1,607,879)		1,617,283

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 79.3%
U.S. Treasury Bonds
4.50% due 11/15/54	$11,600,000	11,079,812
Total U.S. Government Securities
(Cost $11,383,901)		11,079,812

U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
4.21% due 01/16/25[2,3]	276,000	275,546
Total U.S. Treasury Bills
(Cost $275,502)		275,546

REPURCHASE AGREEMENTS††,4 - 12.5%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	979,965	979,965
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	770,293	770,293
Total Repurchase Agreements
(Cost $1,750,258)		1,750,258
Total Investments - 105.4%
(Cost $15,017,540)		$14,722,899
Other Assets & Liabilities, net - (5.4)%		(750,095)
Total Net Assets - 100.0%		$13,972,804

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	48	Mar 2025	$5,706,000	$(157,321)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,617,283	$—	$—	$1,617,283
U.S. Government Securities	—	11,079,812	—	11,079,812
U.S. Treasury Bills	—	275,546	—	275,546
Repurchase Agreements	—	1,750,258	—	1,750,258
Total Assets	$1,617,283	$13,105,616	$—	$14,722,899

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$157,321	$—	$—	$157,321

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,597,404	$–	$(800,000)	$(6,340)	$13,161	$804,225	32,350	$36,387
Guggenheim Ultra Short Duration Fund — Institutional Class	1,806,249	–	(1,000,000)	(6,366)	13,175	813,058	81,225	33,495
	$3,403,653	$–	$(1,800,000)	$(12,706)	$26,336	$1,617,283		$69,882

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 31.9%
Eli Lilly & Co.	1,167	$900,924
Johnson & Johnson	4,576	661,781
AbbVie, Inc.	3,587	637,410
Merck & Company, Inc.	5,608	557,884
Pfizer, Inc.	16,803	445,784
Bristol-Myers Squibb Co.	6,758	382,232
McKesson Corp.	523	298,063
Becton Dickinson & Co.	1,254	284,495
Zoetis, Inc.	1,709	278,447
AstraZeneca plc ADR	4,101	268,697
CVS Health Corp.	5,658	253,988
Cencora, Inc. — Class A	973	218,614
Teva Pharmaceutical Industries Ltd. ADR*	9,349	206,052
Dexcom, Inc.*	2,483	193,103
Cardinal Health, Inc.	1,600	189,232
Novo Nordisk A/S ADR	2,024	174,104
GSK plc ADR	5,019	169,743
Jazz Pharmaceuticals plc*	1,342	165,267
Novartis AG ADR	1,588	154,528
Alkermes plc*	5,256	151,163
Neurocrine Biosciences, Inc.*	1,001	136,636
Viatris, Inc.	10,613	132,132
Vaxcyte, Inc.*	1,306	106,909
Henry Schein, Inc.*	1,425	98,610
Corcept Therapeutics, Inc.*	1,389	69,992
Option Care Health, Inc.*	3,010	69,832
Madrigal Pharmaceuticals, Inc.*	175	54,000
Total Pharmaceuticals		7,259,622
Healthcare-Products - 29.2%
Thermo Fisher Scientific, Inc.	961	499,941
Abbott Laboratories	4,380	495,422
Intuitive Surgical, Inc.*	904	471,852
Danaher Corp.	1,882	432,013
Boston Scientific Corp.*	4,534	404,977
Stryker Corp.	1,082	389,574
Medtronic plc	2,989	238,761
Edwards Lifesciences Corp.*	3,156	233,639
Agilent Technologies, Inc.	1,609	216,153
GE HealthCare Technologies, Inc.	2,634	205,926
IDEXX Laboratories, Inc.*	488	201,759
ResMed, Inc.	864	197,588
West Pharmaceutical Services, Inc.	518	169,676
Waters Corp.*	443	164,344
Zimmer Biomet Holdings, Inc.	1,536	162,248
STERIS plc	760	156,226
Natera, Inc.*	975	154,343
Cooper Companies, Inc.*	1,621	149,019
Insulet Corp.*	563	146,982
Hologic, Inc.*	1,936	139,566
Baxter International, Inc.	4,555	132,824
Avantor, Inc.*	6,096	128,443
Align Technology, Inc.*	615	128,234
Bio-Techne Corp.	1,607	115,752
Exact Sciences Corp.*	1,872	105,188
Masimo Corp.*	594	98,188
Repligen Corp.*	656	94,425
Bruker Corp.	1,510	88,516
Lantheus Holdings, Inc.*	963	86,150
Merit Medical Systems, Inc.*	831	80,374
PROCEPT BioRobotics Corp.*	838	67,476
Dentsply Sirona, Inc.	3,528	66,961
Inari Medical, Inc.*	1,206	61,566
Twist Bioscience Corp.*	1,235	57,390
Tandem Diabetes Care, Inc.*	1,555	56,011
TransMedics Group, Inc.*	798	49,755
Total Healthcare-Products		6,647,262
Biotechnology - 21.1%
Amgen, Inc.	1,579	411,551
Gilead Sciences, Inc.	4,122	380,749
Vertex Pharmaceuticals, Inc.*	845	340,282
Regeneron Pharmaceuticals, Inc.*	431	307,014
Alnylam Pharmaceuticals, Inc.*	812	191,072
Argenx SE ADR*	279	171,585
Biogen, Inc.*	1,093	167,142
Illumina, Inc.*	1,169	156,213
BioNTech SE ADR*	1,271	144,830
United Therapeutics Corp.*	393	138,666
Moderna, Inc.*	3,182	132,308
CRISPR Therapeutics AG*,1	3,296	129,731
Royalty Pharma plc — Class A	5,045	128,698
BioMarin Pharmaceutical, Inc.*	1,900	124,887
Insmed, Inc.*	1,756	121,234
Sarepta Therapeutics, Inc.*	968	117,699
Incyte Corp.*	1,683	116,245
Exelixis, Inc.*	3,144	104,695
Intra-Cellular Therapies, Inc.*	1,231	102,813
REVOLUTION Medicines, Inc.*	2,175	95,135
Halozyme Therapeutics, Inc.*	1,808	86,441
Legend Biotech Corp. ADR*	2,549	82,944
Roivant Sciences Ltd.*	6,924	81,911
Cytokinetics, Inc.*	1,732	81,473
Blueprint Medicines Corp.*	928	80,940
Ionis Pharmaceuticals, Inc.*	2,284	79,849
Bridgebio Pharma, Inc.*	2,658	72,936
TG Therapeutics, Inc.*	2,393	72,029
Crinetics Pharmaceuticals, Inc.*	1,406	71,889
ADMA Biologics, Inc.*	3,935	67,485
Viking Therapeutics, Inc.*	1,664	66,959
Apellis Pharmaceuticals, Inc.*	2,064	65,862
Axsome Therapeutics, Inc.*	736	62,273
Guardant Health, Inc.*	2,035	62,169
Avidity Biosciences, Inc.*	2,073	60,283
Iovance Biotherapeutics, Inc.*	6,671	49,365
Krystal Biotech, Inc.*	284	44,491
Novavax, Inc.*	4,508	36,244
Total Biotechnology		4,808,092
Healthcare-Services - 16.2%
UnitedHealth Group, Inc.	1,493	755,249
Elevance Health, Inc.	876	323,156
Cigna Group	1,112	307,068
HCA Healthcare, Inc.	857	257,228
ICON plc*	1,039	217,889
IQVIA Holdings, Inc.*	1,060	208,301
Centene Corp.*	3,265	197,794
Humana, Inc.	738	187,238
Labcorp Holdings, Inc.	672	154,103
Quest Diagnostics, Inc.	944	142,412

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Healthcare-Services - 16.2% (continued)
Molina Healthcare, Inc.*	485	$141,159
Tenet Healthcare Corp.*	930	117,394
Universal Health Services, Inc. — Class B	648	116,264
Charles River Laboratories International, Inc.*	582	107,437
HealthEquity, Inc.*	1,058	101,515
Ensign Group, Inc.	712	94,596
Medpace Holdings, Inc.*	277	92,028
DaVita, Inc.*	589	88,085
Acadia Healthcare Company, Inc.*	1,635	64,828
Total Healthcare-Services		3,673,744
Software - 0.8%
Veeva Systems, Inc. — Class A*	890	187,122
Internet - 0.3%
Hims & Hers Health, Inc.*	2,677	64,730
Total Common Stocks
(Cost $15,152,500)		22,640,572

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson
Expires 12/31/29	752	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$80,726	80,726
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	63,454	63,454
Total Repurchase Agreements
(Cost $144,180)		144,180

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	16,116	16,116
Total Securities Lending Collateral
(Cost $16,116)		16,116
Total Investments - 100.2%
(Cost $15,312,796)		$22,800,868
Other Assets & Liabilities, net - (0.2)%		(48,404)
Total Net Assets - 100.0%		$22,752,464

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$22,640,572	$—	$—		$22,640,572
Rights	—	—	—	*	—
Repurchase Agreements	—	144,180	—		144,180
Securities Lending Collateral	16,116	—	—		16,116
Total Assets	$22,656,688	$144,180	$—		$22,800,868

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MUTUAL FUNDS† - 15.1%
Guggenheim Strategy Fund III[1]	79,841	$1,992,035
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,333,822
Guggenheim Strategy Fund II1	53,173	1,321,875
Total Mutual Funds
(Cost $4,578,426)		4,647,732

	Face Amount
U.S. TREASURY BILLS†† - 24.4%
U.S. Treasury Bills
4.35% due 01/07/25[2]	$5,000,000	4,997,158
4.21% due 01/16/25[2,3]	1,085,000	1,083,214
4.19% due 01/14/25[2]	800,000	798,882
4.52% due 01/09/25[2]	600,000	599,510
Total U.S. Treasury Bills
(Cost $7,477,660)		7,478,764

FEDERAL AGENCY DISCOUNT NOTES†† - 22.8%
Federal Home Loan Bank
4.50% due 01/02/25[2]	3,000,000	2,999,625
4.30% due 02/05/25[2]	2,000,000	1,991,639
4.30% due 01/23/25[2]	1,000,000	997,372
Farmer Mac
4.25% due 01/17/25[2]	1,000,000	998,111
Total Federal Agency Discount Notes
(Cost $6,986,747)		6,986,747

FEDERAL AGENCY NOTES†† - 16.3%
Federal Home Loan Bank
4.41% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	3,000,000	3,000,402
4.39% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	2,000,000	2,000,010
Total Federal Agency Notes
(Cost $5,000,000)		5,000,412

REPURCHASE AGREEMENTS††,4 - 16.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[5]	2,792,018	2,792,018
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[5]	2,194,639	2,194,639
Total Repurchase Agreements
(Cost $4,986,657)		4,986,657
Total Investments - 94.8%
(Cost $29,029,490)		$29,100,312
Other Assets & Liabilities, net - 5.2%		1,608,275
Total Net Assets - 100.0%		$30,708,587

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	286	Mar 2025	$30,403,141	$(126,608)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	$20,850,000	$1,607,212	$1,463,604	$143,608
Goldman Sachs International	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	6,700,000	516,466	466,518	49,948
							$2,123,678	$1,930,122	$193,556

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	1,222	$96,065	$526
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	1,788	170,620	-

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements†† (continued)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	01/07/25	16,337	$1,284,088	$(14,377)
							$1,550,773	$(13,851)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures and credit default swap collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,647,732	$—	$—	$4,647,732
U.S. Treasury Bills	—	7,478,764	—	7,478,764
Federal Agency Discount Notes	—	6,986,747	—	6,986,747
Federal Agency Notes	—	5,000,412	—	5,000,412
Repurchase Agreements	—	4,986,657	—	4,986,657
Credit Default Swap Agreements**	—	193,556	—	193,556
Credit Index Swap Agreements**	—	526	—	526
Total Assets	$4,647,732	$24,646,662	$—	$29,294,394

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$126,608	$—	$—	$126,608
Credit Index Swap Agreements**	—	14,377	—	14,377
Total Liabilities	$126,608	$14,377	$—	$140,985

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,308,049	$–	$–	$–	$13,826	$1,321,875	53,173	$56,699
Guggenheim Strategy Fund III	1,969,680	–	–	–	22,355	1,992,035	79,841	81,979
Guggenheim Ultra Short Duration Fund — Institutional Class	1,320,497	–	–	–	13,325	1,333,822	133,249	51,600
	$4,598,226	$–	$–	$–	$49,506	$4,647,732		$190,278

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 57.1%
Alphabet, Inc. — Class A	8,130	$1,539,009
Amazon.com, Inc.*	6,559	1,438,979
Meta Platforms, Inc. — Class A	2,038	1,193,269
Netflix, Inc.*	993	885,081
Uber Technologies, Inc.*	8,257	498,062
Booking Holdings, Inc.	90	447,158
Airbnb, Inc. — Class A*	2,957	388,579
DoorDash, Inc. — Class A*	2,072	347,578
Alibaba Group Holding Ltd. ADR	3,257	276,161
eBay, Inc.	3,963	245,508
MercadoLibre, Inc.*	140	238,062
Spotify Technology S.A.*	528	236,217
GoDaddy, Inc. — Class A*	1,196	236,055
Coupang, Inc.*	10,392	228,416
Reddit, Inc. — Class A*	1,388	226,855
Expedia Group, Inc.*	1,208	225,087
JD.com, Inc. ADR	6,432	222,997
Shopify, Inc. — Class A*	2,074	220,528
Baidu, Inc. ADR*	2,395	201,922
Trip.com Group Ltd. ADR*	2,858	196,230
Pinterest, Inc. — Class A*	6,753	195,837
Sea Ltd. ADR*	1,832	194,375
VeriSign, Inc.*	939	194,335
Zillow Group, Inc. — Class C*	2,357	174,536
F5, Inc.*	687	172,760
Snap, Inc. — Class A*	15,641	168,454
Bilibili, Inc. ADR*	9,202	166,648
Okta, Inc.*	2,081	163,983
Chewy, Inc. — Class A*	4,807	160,986
Roku, Inc.*	1,921	142,807
Match Group, Inc.	4,284	140,130
Wix.com Ltd.*	609	130,661
Etsy, Inc.*	1,959	103,612
Wayfair, Inc. — Class A*	2,196	97,327
Lyft, Inc. — Class A*	7,180	92,622
Cargurus, Inc.*	2,375	86,782
Trump Media & Technology Group Corp.*	2,395	81,669
IAC, Inc.*	1,882	81,189
TripAdvisor, Inc.*	4,236	62,566
Ziff Davis, Inc.*	905	49,178
Bumble, Inc. — Class A*	5,464	44,477
Total Internet		12,196,687
Software - 25.3%
Salesforce, Inc.	2,336	780,995
Adobe, Inc.*	1,490	662,573
Workday, Inc. — Class A*	1,415	365,112
Datadog, Inc. — Class A*	2,110	301,498
Snowflake, Inc. — Class A*	1,910	294,923
Electronic Arts, Inc.	1,853	271,094
Cloudflare, Inc. — Class A*	2,465	265,431
ROBLOX Corp. — Class A*	4,582	265,115
Take-Two Interactive Software, Inc.*	1,388	255,503
Veeva Systems, Inc. — Class A*	1,154	242,629
Zoom Communications, Inc. — Class A*	2,622	213,981
DocuSign, Inc.*	2,106	189,414
NetEase, Inc. ADR	2,032	181,275
MongoDB, Inc.*	745	173,443
Twilio, Inc. — Class A*	1,600	172,928
Akamai Technologies, Inc.*	1,781	170,353
Nutanix, Inc. — Class A*	2,694	164,819
Dropbox, Inc. — Class A*	4,571	137,313
Box, Inc. — Class A*	2,975	94,010
ZoomInfo Technologies, Inc. — Class A*	7,755	81,505
Smartsheet, Inc. — Class A*	1,365	76,481
DigitalOcean Holdings, Inc.*	1,733	59,043
Total Software		5,419,438
Telecommunications - 11.4%
Cisco Systems, Inc.	11,364	672,749
Arista Networks, Inc.*	4,421	488,653
Motorola Solutions, Inc.	862	398,442
Telefonaktiebolaget LM Ericsson ADR	22,033	177,586
Nokia Oyj ADR[1]	38,502	170,564
Juniper Networks, Inc.	4,317	161,672
Ciena Corp.*	1,783	151,216
Extreme Networks, Inc.*	3,918	65,587
Viavi Solutions, Inc.*	6,367	64,307
Applied Digital Corp.*	6,160	47,063
Viasat, Inc.*	5,338	45,426
Total Telecommunications		2,443,265
Commercial Services - 2.4%
PayPal Holdings, Inc.*	4,858	414,630
Paylocity Holding Corp.*	472	94,150
Total Commercial Services		508,780
Real Estate - 1.1%
CoStar Group, Inc.*	3,329	238,323
Entertainment - 0.9%
DraftKings, Inc. — Class A*	4,932	183,470
Computers - 0.5%
Lumentum Holdings, Inc.*	1,214	101,915
Investment Companies - 0.4%
Core Scientific, Inc.*	5,635	79,172
Healthcare-Services - 0.2%
Teladoc Health, Inc.*	5,961	54,186
Electronics - 0.2%
Applied Optoelectronics, Inc.*	1,444	53,226
Total Common Stocks
(Cost $14,016,257)		21,278,462

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$81,219	81,219
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	63,841	63,841
Total Repurchase Agreements
(Cost $145,060)		145,060

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	104,980	$104,980
Total Securities Lending Collateral
(Cost $104,980)		104,980
Total Investments - 100.7%
(Cost $14,266,297)		$21,528,502
Other Assets & Liabilities, net - (0.7)%		(141,974)
Total Net Assets - 100.0%		$21,386,528

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,278,462	$—	$—	$21,278,462
Repurchase Agreements	—	145,060	—	145,060
Securities Lending Collateral	104,980	—	—	104,980
Total Assets	$21,383,442	$145,060	$—	$21,528,502

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 90.1%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[2]	$138,912	$138,912
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[2]	109,190	109,190
Total Repurchase Agreements
(Cost $248,102)		248,102
Total Investments - 90.1%
(Cost $248,102)		$248,102
Other Assets & Liabilities, net - 9.9%		27,137
Total Net Assets - 100.0%		$275,239

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	3.58% (Federal Funds Rate - 0.75%)	At Maturity	03/26/25	96	$280,838	$6,239
BNP Paribas	S&P Emerging 50 ADR Index	Receive	4.13% (Federal Funds Rate - 0.20%)	At Maturity	03/27/25	88	257,625	2,004
							$538,463	$8,243

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$248,102	$—	$248,102
Equity Index Swap Agreements**	—	8,243	—	8,243
Total Assets	$—	$256,345	$—	$256,345

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MUTUAL FUNDS† - 26.8%
Guggenheim Strategy Fund II1	137,556	$3,419,634
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	326,794	3,271,211
Total Mutual Funds
(Cost $6,642,019)		6,690,845

	Face Amount
U.S. TREASURY BILLS†† - 30.0%
U.S. Treasury Bills
4.19% due 01/21/25[2]	$3,000,000	2,993,282
4.18% due 01/07/25[2]	2,350,000	2,348,664
4.52% due 01/09/25[2]	2,000,000	1,998,364
4.21% due 01/16/25[2,3]	149,000	148,755
Total U.S. Treasury Bills
(Cost $7,488,105)		7,489,065

REPURCHASE AGREEMENTS††,4 - 124.9%
Individual Repurchase Agreements[5] Mizuho Securities USA LLC issued 12/31/24 at 4.20% due 01/02/25 (secured by a U.S. Treasury Bond, at a rate of 4.20% and maturing 11/15/54 as collateral, with a value of $13,780,724) to be repurchased at $13,512,090	13,510,513	13,510,513
Barclays Capital, Inc. issued 12/31/24 at 4.00% due 01/02/25 (secured by a U.S. Treasury Bond, at a rate of 4.00% and maturing 11/15/54 as collateral, with a value of $6,747,300) to be repurchased at $6,615,735	6,615,000	6,615,000
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	6,195,408	6,195,408
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	4,869,842	4,869,842
Total Repurchase Agreements
(Cost $31,190,763)		31,190,763
Total Investments - 181.7%
(Cost $45,320,887)		$45,370,673

U.S. Government Securities Sold Short†† - (81.5)%
U.S. Treasury Bonds
4.50% due 11/15/54	21,300,000	(20,344,828)
Total U.S. Government Securities Sold Short - (81.5)%
(Proceeds $20,857,580)		$(20,344,828)
Other Assets & Liabilities, net - (0.2)%		(49,022)
Total Net Assets - 100.0%		$24,976,823

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	39	Mar 2025	$4,636,125	$159,794

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as short security collateral at December 31, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,690,845	$—	$—	$6,690,845
U.S. Treasury Bills	—	7,489,065	—	7,489,065
Repurchase Agreements	—	31,190,763	—	31,190,763
Interest Rate Futures Contracts**	159,794	—	—	159,794
Total Assets	$6,850,639	$38,679,828	$—	$45,530,467

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$20,344,828	$—	$20,344,828

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,180,462	$–	$(1,800,000)	$(19,647)	$58,819	$3,419,634	137,556	$169,022
Guggenheim Ultra Short Duration Fund — Institutional Class	4,734,506	–	(1,500,000)	(3,171)	39,876	3,271,211	326,794	144,044
	$9,914,968	$–	$(3,300,000)	$(22,818)	$98,695	$6,690,845		$313,066

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MUTUAL FUNDS† - 11.9%
Guggenheim Strategy Fund II1	9,164	$227,829
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,678	227,008
Total Mutual Funds
(Cost $449,758)		454,837

	Face Amount
U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
4.21% due 01/16/25[2,3]	$47,000	46,922
Total U.S. Treasury Bills
(Cost $46,915)		46,922

REPURCHASE AGREEMENTS††,4 - 82.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	1,769,748	1,769,748
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	1,391,094	1,391,094
Total Repurchase Agreements
(Cost $3,160,842)		3,160,842
Total Investments - 95.3%
(Cost $3,657,515)		$3,662,601
Other Assets & Liabilities, net - 4.7%		181,867
Total Net Assets - 100.0%		$3,844,468

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	37	Mar 2025	$3,933,273	$45,734

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	$3,600,000	$(277,504)	$(306,553)	$29,049

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$454,837	$—	$—	$454,837
U.S. Treasury Bills	—	46,922	—	46,922
Repurchase Agreements	—	3,160,842	—	3,160,842
Interest Rate Futures Contracts**	45,734	—	—	45,734
Credit Default Swap Agreements**	—	29,049	—	29,049
Total Assets	$500,571	$3,236,813	$—	$3,737,384

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$721,015	$–	$(500,000)	$2,072	$4,742	$227,829	9,164	$27,052
Guggenheim Ultra Short Duration Fund — Institutional Class	373,439	–	(150,000)	1,000	2,569	227,008	22,678	13,615
	$1,094,454	$–	$(650,000)	$3,072	$7,311	$454,837		$40,667

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MUTUAL FUNDS† - 51.4%
Guggenheim Strategy Fund II1	2,020	$50,197
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	46,347
Total Mutual Funds
(Cost $95,671)		96,544

	Face Amount
REPURCHASE AGREEMENTS††,2 - 45.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	$48,186	48,186
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	37,876	37,876
Total Repurchase Agreements
(Cost $86,062)		86,062
Total Investments - 97.2%
(Cost $181,733)		$182,606
Other Assets & Liabilities, net - 2.8%		5,215
Total Net Assets - 100.0%		$187,821

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.28% (Federal Funds Rate - 0.05%)	At Maturity	03/26/25	14	$43,234	$1,607
BNP Paribas	S&P MidCap 400 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	03/27/25	21	64,904	(101)
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.92% (SOFR + 0.55%)	At Maturity	03/27/25	25	78,725	(212)
							$186,863	$1,294

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$96,544	$—	$—	$96,544
Repurchase Agreements	—	86,062	—	86,062
Equity Index Swap Agreements**	—	1,607	—	1,607
Total Assets	$96,544	$87,669	$—	$184,213

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$313	$—	$313

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$49,692	$–	$–	$–	$505	$50,197	2,020	$2,154
Guggenheim Ultra Short Duration Fund — Institutional Class	45,884	–	–	–	463	46,347	4,630	1,791
	$95,576	$–	$–	$–	$968	$96,544		$3,945

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MUTUAL FUNDS† - 12.7%
Guggenheim Strategy Fund II1	49,399	$1,227,574
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	872,558
Total Mutual Funds
(Cost $2,033,556)		2,100,132

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 27.2%
Federal Home Loan Bank
4.31% due 01/02/25[2]	$2,500,000	2,499,701
4.30% due 02/05/25[2]	2,000,000	1,991,639
Total Federal Agency Discount Notes
(Cost $4,491,340)		4,491,340

U.S. TREASURY BILLS†† - 5.5%
U.S. Treasury Bills
4.23% due 03/13/25[2,3]	750,000	743,904

4.21% due 01/16/25[2,4]	112,000	111,815
4.20% due 03/13/25[2]	50,000	49,594
Total U.S. Treasury Bills
(Cost $905,129)		905,313

REPURCHASE AGREEMENTS††,5 - 50.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	4,682,463	4,682,463
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	3,680,606	3,680,606
Total Repurchase Agreements
(Cost $8,363,069)		8,363,069
Total Investments - 96.1%
(Cost $15,793,094)		$15,859,854
Other Assets & Liabilities, net - 3.9%		650,469
Total Net Assets - 100.0%		$16,510,323

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	4	Mar 2025	$1,697,680	$69,666

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	03/26/25	104	$2,178,712	$78,503
BNP Paribas	NASDAQ-100 Index	Receive	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/27/25	342	7,189,772	67,436
Barclays Bank plc	NASDAQ-100 Index	Receive	5.02% (SOFR + 0.65%)	At Maturity	03/27/25	259	5,450,826	44,581

							$14,819,310	$190,520

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,100,132	$—	$—	$2,100,132
Federal Agency Discount Notes	—	4,491,340	—	4,491,340
U.S. Treasury Bills	—	905,313	—	905,313
Repurchase Agreements	—	8,363,069	—	8,363,069
Equity Futures Contracts**	69,666	—	—	69,666
Equity Index Swap Agreements**	—	190,520	—	190,520
Total Assets	$2,169,798	$13,950,242	$—	$16,120,040

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,215,224	$–	$–	$–	$12,350	$1,227,574	49,399	$52,672
Guggenheim Ultra Short Duration Fund — Institutional Class	863,841	–	–	–	8,717	872,558	87,169	33,725
	$2,079,065	$–	$–	$–	$21,067	$2,100,132		$86,397

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MUTUAL FUNDS† - 62.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,544	$445,880
Guggenheim Strategy Fund II1	17,889	444,551
Total Mutual Funds
(Cost $868,958)		890,431

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
4.22% due 03/13/25[2,3]	$50,000	49,594
4.21% due 01/16/25[3,4]	15,000	14,975
Total U.S. Treasury Bills
(Cost $64,557)		64,569

REPURCHASE AGREEMENTS††,5 - 30.5%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[2]	245,572	245,572
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[2]	193,029	193,029
Total Repurchase Agreements
(Cost $438,601)		438,601
Total Investments - 97.0%
(Cost $1,372,116)		$1,393,601
Other Assets & Liabilities, net - 3.0%		42,427
Total Net Assets - 100.0%		$1,436,028

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Mar 2025	$224,950	$12,747

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	4.18% (Federal Funds Rate - 0.15%)	At Maturity	03/26/25	79	$175,698	$7,193
Barclays Bank plc	Russell 2000 Index	Receive	4.72% (SOFR + 0.35%)	At Maturity	03/27/25	368	820,024	456
BNP Paribas	Russell 2000 Index	Receive	4.48% (Federal Funds Rate + 0.15%)	At Maturity	03/27/25	92	205,710	125
							$1,201,432	$7,774

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$890,431	$—	$—	$890,431
U.S. Treasury Bills	—	64,569	—	64,569
Repurchase Agreements	—	438,601	—	438,601
Equity Futures Contracts**	12,747	—	—	12,747
Equity Index Swap Agreements**	—	7,774	—	7,774
Total Assets	$903,178	$510,944	$—	$1,414,122

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$440,079	$–	$–	$–	$4,472	$444,551	17,889	$19,074
Guggenheim Ultra Short Duration Fund — Institutional Class	441,426	–	–	–	4,454	445,880	44,544	17,234
	$881,505	$–	$–	$–	$8,926	$890,431		$36,308

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MUTUAL FUNDS† - 34.7%
Guggenheim Strategy Fund II1	262,625	$6,526,234
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,274,172
Total Mutual Funds
(Cost $10,738,043)		10,800,406

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 19.2%
Federal Home Loan Bank
4.26% due 01/23/25[2]	$3,000,000	2,992,199
4.25% due 01/31/25[2]	3,000,000	2,989,375
Total Federal Agency Discount Notes
(Cost $5,981,574)		5,981,574

FEDERAL AGENCY NOTES†† - 14.4%
Federal Home Loan Bank
4.41% (SOFR + 0.04%, Rate Floor: 0.00%) due 06/20/25◊	2,500,000	2,500,335

4.39% (SOFR + 0.02%, Rate Floor: 0.00%) due 05/07/25◊	2,000,000	2,000,010
Total Federal Agency Notes
(Cost $4,500,000)		4,500,345

U.S. TREASURY BILLS†† - 6.8%
U.S. Treasury Bills
4.23% due 03/13/25[2,3]	1,950,000	1,934,152
4.21% due 01/16/25[2,4]	177,000	176,708
Total U.S. Treasury Bills
(Cost $2,110,424)		2,110,860

REPURCHASE AGREEMENTS††,5 - 25.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	4,491,599	4,491,599
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	3,530,579	3,530,579
Total Repurchase Agreements
(Cost $8,022,178)		8,022,178
Total Investments - 100.8%
(Cost $31,352,219)		$31,415,363
Other Assets & Liabilities, net - (0.8)%		(251,122)
Total Net Assets - 100.0%		$31,164,241

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	11	Mar 2025	$3,264,388	$105,307

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	4.63% (Federal Funds Rate + 0.30%)	At Maturity	03/26/25	1,017	$5,981,057	$155,622
BNP Paribas	S&P 500 Index	Receive	4.78% (Federal Funds Rate + 0.45%)	At Maturity	03/27/25	880	5,174,148	(8,328)
Barclays Bank plc	S&P 500 Index	Receive	4.97% (SOFR + 0.60%)	At Maturity	03/27/25	2,843	16,719,907	(23,094)
							$27,875,112	$124,200

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,800,406	$—	$—	$10,800,406
Federal Agency Discount Notes	—	5,981,574	—	5,981,574
Federal Agency Notes	—	4,500,345	—	4,500,345
U.S. Treasury Bills	—	2,110,860	—	2,110,860
Repurchase Agreements	—	8,022,178	—	8,022,178
Equity Futures Contracts**	105,307	—	—	105,307
Equity Index Swap Agreements**	—	155,622	—	155,622
Total Assets	$10,905,713	$20,770,579	$—	$31,676,292

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$31,422	$—	$31,422

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,460,578	$–	$–	$–	$65,656	$6,526,234	262,625	$280,025
Guggenheim Ultra Short Duration Fund — Institutional Class	$4,231,473	$–	$–	$–	$42,699	$4,274,172	426,990	$165,199
	$10,692,051	$–	$–	$–	$108,355	$10,800,406		$445,224

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 48.2%
U.S. Treasury Bills
4.21% due 01/16/25[1,2]	$679,000	$677,882
Total U.S. Treasury Bills
(Cost $677,776)		677,882

REPURCHASE AGREEMENTS††,3 - 52.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	414,730	414,730
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	325,994	325,994
Total Repurchase Agreements
(Cost $740,724)		740,724
Total Investments - 100.8%
(Cost $1,418,500)		$1,418,606
Other Assets & Liabilities, net - (0.8)%		(11,216)
Total Net Assets - 100.0%		$1,407,390

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	14	Mar 2025	$2,763,600	$654

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	35	Mar 2025	2,803,719	(103,594)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$677,882	$—	$677,882
Repurchase Agreements	—	740,724	—	740,724
Equity Futures Contracts**	654	—	—	654
Total Assets	$654	$1,418,606	$—	$1,419,260

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$103,594	$—	$—	$103,594

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.8%
Retail - 20.2%
McDonald’s Corp.	928	$269,018
Starbucks Corp.	2,006	183,047
Chipotle Mexican Grill, Inc. — Class A*	2,668	160,880
Yum! Brands, Inc.	850	114,036
Darden Restaurants, Inc.	508	94,839
Restaurant Brands International, Inc.	1,053	68,635
Yum China Holdings, Inc.	1,415	68,161
Domino’s Pizza, Inc.	157	65,902
Texas Roadhouse, Inc. — Class A	354	63,872
Cava Group, Inc.*	493	55,610
Dutch Bros, Inc. — Class A*	990	51,856
Brinker International, Inc.*	349	46,169
Shake Shack, Inc. — Class A*	332	43,094
Wingstop, Inc.	137	38,935
Sweetgreen, Inc. — Class A*	1,003	32,156
Wendy’s Co.	1,874	30,546
Cheesecake Factory, Inc.	574	27,231
Papa John’s International, Inc.	495	20,330
Dave & Buster’s Entertainment, Inc.*	655	19,119
Bloomin’ Brands, Inc.	1,470	17,949
Cracker Barrel Old Country Store, Inc.	328	17,338
Jack in the Box, Inc.	320	13,325
Total Retail		1,502,048
Internet - 17.9%
Netflix, Inc.*	406	361,876
Booking Holdings, Inc.	43	213,642
Airbnb, Inc. — Class A*	1,206	158,481
DoorDash, Inc. — Class A*	845	141,749
Spotify Technology S.A.*	229	102,450
Expedia Group, Inc.*	492	91,674
Trip.com Group Ltd. ADR*	1,168	80,195
Sea Ltd. ADR*	752	79,787
Roku, Inc.*	783	58,208
MakeMyTrip Ltd.*	387	43,452
Total Internet		1,331,514
Media - 14.8%
Walt Disney Co.	2,367	263,565
Comcast Corp. — Class A	5,778	216,848
Charter Communications, Inc. — Class A*	302	103,517
Fox Corp. — Class A	1,713	83,218
Warner Bros Discovery, Inc.*	7,409	78,313
News Corp. — Class A	2,672	73,587
Liberty Broadband Corp. — Class C*	746	55,771
Endeavor Group Holdings, Inc. — Class A1	1,684	52,692
New York Times Co. — Class A	997	51,894
Paramount Global — Class B1	4,210	44,037
Nexstar Media Group, Inc. — Class A	249	39,335
Sirius XM Holdings, Inc.	1,678	38,258
Total Media		1,101,035
Entertainment - 10.6%
Flutter Entertainment plc*	469	121,213
TKO Group Holdings, Inc.*	602	85,550
Live Nation Entertainment, Inc.*	639	82,750
DraftKings, Inc. — Class A*	2,013	74,884
Warner Music Group Corp. — Class A	2,287	70,897
Light & Wonder, Inc. — Class A*	578	49,928
Churchill Downs, Inc.	354	47,273
Vail Resorts, Inc.	241	45,175
Caesars Entertainment, Inc.*	1,349	45,084
Six Flags Entertainment Corp.	811	39,082
Red Rock Resorts, Inc. — Class A	788	36,437
Cinemark Holdings, Inc.*	1,090	33,768
Penn Entertainment, Inc.*	1,606	31,831
United Parks & Resorts, Inc.*	414	23,263
Total Entertainment		787,135
Lodging - 8.8%
Marriott International, Inc. — Class A	520	145,049
Hilton Worldwide Holdings, Inc.	574	141,870
Las Vegas Sands Corp.	1,509	77,502
Hyatt Hotels Corp. — Class A	445	69,856
Wyndham Hotels & Resorts, Inc.	507	51,100
Wynn Resorts Ltd.	579	49,887
MGM Resorts International*	1,428	49,480
Boyd Gaming Corp.	540	39,172
Choice Hotels International, Inc.[1]	238	33,791
Total Lodging		657,707
Leisure Time - 7.9%
Royal Caribbean Cruises Ltd.	587	135,415
Carnival Corp.*	3,833	95,518
Planet Fitness, Inc. — Class A*	677	66,935
Viking Holdings Ltd.*	1,436	63,270
Norwegian Cruise Line Holdings Ltd.*	2,404	61,855
Brunswick Corp.	558	36,092
Harley-Davidson, Inc.	1,112	33,505
Peloton Interactive, Inc. — Class A*	3,726	32,416
YETI Holdings, Inc.*	819	31,540
Polaris, Inc.	541	31,172
Total Leisure Time		587,718
Agriculture - 6.7%
Philip Morris International, Inc.	2,077	249,967
Altria Group, Inc.	3,314	173,289
British American Tobacco plc ADR	1,936	70,316
Total Agriculture		493,572
Software - 5.3%
Electronic Arts, Inc.	755	110,457
ROBLOX Corp. — Class A*	1,870	108,198
Take-Two Interactive Software, Inc.*	567	104,373
NetEase, Inc. ADR	806	71,903
Total Software		394,931

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Beverages - 4.9%
Constellation Brands, Inc. — Class A	480	$106,080
Brown-Forman Corp. — Class B	1,892	71,858
Diageo plc ADR	507	64,455
Anheuser-Busch InBev S.A. ADR	1,275	63,839
Molson Coors Beverage Co. — Class B	1,035	59,326
Total Beverages		365,558
Toys, Games & Hobbies - 1.2%
Hasbro, Inc.	850	47,524
Mattel, Inc.*	2,489	44,130
Total Toys, Games & Hobbies		91,654
Food Service - 0.8%
Aramark	1,525	56,898
Telecommunications - 0.5%
EchoStar Corp. — Class A*	1,875	42,937
Food - 0.2%
Krispy Kreme, Inc.	1,676	16,643
Total Common Stocks
(Cost $4,268,508)		7,429,350

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$22,122	22,122
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	17,389	17,389
Total Repurchase Agreements
(Cost $39,511)		39,511

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	96,639	96,639
Total Securities Lending Collateral
(Cost $96,639)		96,639
Total Investments - 101.6%
(Cost $4,404,658)		$7,565,500
Other Assets & Liabilities, net - (1.6)%		(117,592)
Total Net Assets - 100.0%		$7,447,908

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,429,350	$—	$—	$7,429,350
Repurchase Agreements	—	39,511	—	39,511
Securities Lending Collateral	96,639	—	—	96,639
Total Assets	$7,525,989	$39,511	$—	$7,565,500

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 74.4%
Financial - 17.8%
Interactive Brokers Group, Inc. — Class A	355	$62,718
Equitable Holdings, Inc.	1,023	48,255
Fidelity National Financial, Inc.	848	47,607
Reinsurance Group of America, Inc. — Class A	215	45,930
East West Bancorp, Inc.	452	43,284
Gaming and Leisure Properties, Inc. REIT	895	43,103
RenaissanceRe Holdings Ltd.	170	42,298
Jefferies Financial Group, Inc.	530	41,552
Equity LifeStyle Properties, Inc. REIT	623	41,492
Unum Group	548	40,020
Jones Lang LaSalle, Inc.*	155	39,237
WP Carey, Inc. REIT	714	38,899
American Homes 4 Rent — Class A REIT	1,035	38,730
Stifel Financial Corp.	334	35,431
Lamar Advertising Co. — Class A REIT	287	34,939
First Horizon Corp.	1,730	34,842
Carlyle Group, Inc.	689	34,788
Kinsale Capital Group, Inc.	72	33,489
Annaly Capital Management, Inc. REIT	1,829	33,471
Omega Healthcare Investors, Inc. REIT	881	33,346
American Financial Group, Inc.	236	32,315
Ally Financial, Inc.	895	32,229
Evercore, Inc. — Class A	116	32,154
CubeSmart REIT	738	31,623
Webster Financial Corp.	559	30,868
Houlihan Lokey, Inc.	175	30,390
Western Alliance Bancorporation	356	29,740
Primerica, Inc.	109	29,585
Pinnacle Financial Partners, Inc.	250	28,598
Cullen/Frost Bankers, Inc.	209	28,058
Rexford Industrial Realty, Inc. REIT	724	27,990
Old Republic International Corp.	761	27,541
Brixmor Property Group, Inc. REIT	986	27,450
Wintrust Financial Corp.	217	27,062
Comerica, Inc.	429	26,534
SEI Investments Co.	320	26,393
Zions Bancorp North America	482	26,149
EastGroup Properties, Inc. REIT	161	25,839
NNN REIT, Inc.	612	25,000
Commerce Bancshares, Inc.	401	24,964
SouthState Corp.	249	24,771
Agree Realty Corp. REIT	337	23,742
Synovus Financial Corp.	462	23,668
Prosperity Bancshares, Inc.	311	23,434
Vornado Realty Trust REIT	541	22,744
Old National Bancorp	1,041	22,595
RLI Corp.	136	22,417
Ryan Specialty Holdings, Inc.	347	22,263
First Industrial Realty Trust, Inc. REIT	432	21,656
Voya Financial, Inc.	314	21,613
First American Financial Corp.	336	20,980
Cadence Bank	597	20,567
Hamilton Lane, Inc. — Class A	136	20,135
STAG Industrial, Inc. REIT	595	20,123
Starwood Property Trust, Inc. REIT	1,045	19,803
Healthcare Realty Trust, Inc. REIT	1,157	19,611
MGIC Investment Corp.	827	19,608
SLM Corp.	693	19,113
Essent Group Ltd.	347	18,891
Glacier Bancorp, Inc.	370	18,581
Selective Insurance Group, Inc.	198	18,517
Columbia Banking System, Inc.	684	18,475
Affiliated Managers Group, Inc.	99	18,307
Hanover Insurance Group, Inc.	118	18,250
Kite Realty Group Trust REIT	717	18,097
Janus Henderson Group plc	415	17,650
FNB Corp.	1,173	17,337
Home BancShares, Inc.	603	17,065
Cousins Properties, Inc. REIT	546	16,729
United Bankshares, Inc.	440	16,522
UMB Financial Corp.	145	16,365
Hancock Whitney Corp.	281	15,376
Bank OZK	344	15,318
First Financial Bankshares, Inc.	420	15,141
Independence Realty Trust, Inc. REIT	733	14,543
Kilroy Realty Corp. REIT	347	14,036
Valley National Bancorp	1,549	14,034
Sabra Health Care REIT, Inc.	772	13,371
Kemper Corp.	196	13,022
Associated Banc-Corp.	525	12,547
CNO Financial Group, Inc.	337	12,540
Texas Capital Bancshares, Inc.*	151	11,808
Western Union Co.	1,102	11,681
Rayonier, Inc. REIT	438	11,432
COPT Defense Properties REIT	367	11,359
International Bancshares Corp.	175	11,053
EPR Properties REIT	247	10,937
Federated Hermes, Inc. — Class B	254	10,442
Park Hotels & Resorts, Inc. REIT	674	9,483
Brighthouse Financial, Inc.*	194	9,320
Flagstar Financial, Inc.	989	9,227
PotlatchDeltic Corp. REIT	234	9,184
National Storage Affiliates Trust REIT	229	8,681
Total Financial		2,268,077
Industrial - 16.5%
EMCOR Group, Inc.	150	68,085
Carlisle Companies, Inc.	148	54,588
XPO, Inc.*	380	49,837
Comfort Systems USA, Inc.	116	49,191
Flex Ltd.*	1,266	48,602
Coherent Corp.*	505	47,839
Owens Corning	280	47,690

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 74.4% (continued)
Industrial - 16.5% (continued)
AECOM	438	$46,787
Graco, Inc.	551	46,444
Curtiss-Wright Corp.	124	44,004
Saia, Inc.*	87	39,648
ITT, Inc.	266	38,006
Clean Harbors, Inc.*	165	37,973
nVent Electric plc	538	36,670
Tetra Tech, Inc.	874	34,820
Lincoln Electric Holdings, Inc.	184	34,494
AptarGroup, Inc.	217	34,091
Regal Rexnord Corp.	216	33,508
BWX Technologies, Inc.	298	33,194
Woodward, Inc.	195	32,452
CNH Industrial N.V.	2,853	32,324
Crown Holdings, Inc.	386	31,918
RBC Bearings, Inc.*	102	30,512
Applied Industrial Technologies, Inc.	125	29,934
TopBuild Corp.*	96	29,889
Mueller Industries, Inc.	371	29,443
Acuity Brands, Inc.	100	29,213
TD SYNNEX Corp.	247	28,968
Knight-Swift Transportation Holdings, Inc.	528	28,005
Fortune Brands Innovations, Inc.	405	27,674
Fluor Corp.*	560	27,619
MasTec, Inc.*	201	27,364
Eagle Materials, Inc.	109	26,897
Toro Co.	335	26,833
Graphic Packaging Holding Co.	979	26,590
Advanced Drainage Systems, Inc.	230	26,588
Donaldson Company, Inc.	391	26,334
Chart Industries, Inc.*	137	26,145
Fabrinet*	118	25,946
AAON, Inc.	220	25,890
Flowserve Corp.	429	24,676
Berry Global Group, Inc.	374	24,187
Trex Company, Inc.*	350	24,160
Crane Co.	159	24,128
Middleby Corp.*	176	23,839
Simpson Manufacturing Company, Inc.	138	22,884
UFP Industries, Inc.	198	22,305
Esab Corp.	185	22,189
Ryder System, Inc.	138	21,647
MSA Safety, Inc.	128	21,219
Louisiana-Pacific Corp.	204	21,124
Universal Display Corp.	144	21,053
Oshkosh Corp.	212	20,155
Cognex Corp.	560	20,082
Valmont Industries, Inc.	65	19,933
Kirby Corp.*	187	19,785
Landstar System, Inc.	115	19,764
Arrow Electronics, Inc.*	172	19,457
Littelfuse, Inc.	81	19,088
AGCO Corp.	202	18,883
Knife River Corp.*	185	18,803
Watts Water Technologies, Inc. — Class A	89	18,094
GATX Corp.	116	17,975
Novanta, Inc.*	117	17,874
Vontier Corp.	490	17,870
NEXTracker, Inc. — Class A*	469	17,132
Hexcel Corp.	264	16,553
Sonoco Products Co.	321	15,681
Belden, Inc.	132	14,864
Avnet, Inc.	284	14,859
Timken Co.	208	14,845
Exponent, Inc.	166	14,791
Silgan Holdings, Inc.	265	13,793
Sensata Technologies Holding plc	488	13,371
EnerSys	130	12,016
Terex Corp.	218	10,076
Greif, Inc. — Class A	84	5,134
Total Industrial		2,106,298
Consumer, Non-cyclical - 12.2%
Illumina, Inc.*	518	69,220
RB Global, Inc.	602	54,306
United Therapeutics Corp.*	146	51,515
US Foods Holding Corp.*	760	51,270
Avantor, Inc.*	2,221	46,797
Neurocrine Biosciences, Inc.*	330	45,045
Performance Food Group Co.*	508	42,951
Sprouts Farmers Market, Inc.*	326	41,425
BioMarin Pharmaceutical, Inc.*	622	40,884
Tenet Healthcare Corp.*	310	39,131
Sarepta Therapeutics, Inc.*	312	37,936
Service Corporation International	472	37,675
BellRing Brands, Inc.*	422	31,793
Exelixis, Inc.*	932	31,036
Globus Medical, Inc. — Class A*	371	30,685
Encompass Health Corp.	329	30,383
Penumbra, Inc.*	125	29,685
Morningstar, Inc.	88	29,635
Ingredion, Inc.	213	29,300
Paylocity Holding Corp.*	142	28,325
Medpace Holdings, Inc.*	83	27,575
HealthEquity, Inc.*	285	27,346
Chemed Corp.	49	25,960
Ensign Group, Inc.	186	24,712
Repligen Corp.*	170	24,470
Jazz Pharmaceuticals plc*	197	24,261
Masimo Corp.*	145	23,969
Coca-Cola Consolidated, Inc.	19	23,940
H&R Block, Inc.	447	23,620
Shift4 Payments, Inc. — Class A*	224	23,247
elf Beauty, Inc.*	184	23,101
WEX, Inc.*	130	22,792
FTI Consulting, Inc.*	115	21,980
Bruker Corp.	361	21,162
Bio-Rad Laboratories, Inc. — Class A*	63	20,696
Lantheus Holdings, Inc.*	227	20,307
Halozyme Therapeutics, Inc.*	415	19,841
Cytokinetics, Inc.*	385	18,110
Post Holdings, Inc.*	155	17,741
Darling Ingredients, Inc.*	519	17,485
GXO Logistics, Inc.*	390	16,965

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 74.4% (continued)
Consumer, Non-cyclical - 12.2% (continued)
Roivant Sciences Ltd.*	1,402	$16,586
Grand Canyon Education, Inc.*	94	15,397
Valvoline, Inc.*	421	15,232
Euronet Worldwide, Inc.*	135	13,883
Celsius Holdings, Inc.*	514	13,539
Flowers Foods, Inc.	639	13,202
Brink’s Co.	142	13,173
Option Care Health, Inc.*	555	12,876
Haemonetics Corp.*	164	12,805
Dentsply Sirona, Inc.	649	12,318
Acadia Healthcare Company, Inc.*	303	12,014
Perrigo Company plc	445	11,441
Lancaster Colony Corp.	63	10,908
Envista Holdings Corp.*	562	10,841
Amedisys, Inc.*	107	9,715
Graham Holdings Co. — Class B	11	9,591
Insperity, Inc.	116	8,991
ManpowerGroup, Inc.	153	8,831
Boston Beer Company, Inc. — Class A*	28	8,399
Coty, Inc. — Class A*	1,192	8,296
LivaNova plc*	177	8,197
Enovis Corp.*	182	7,986
Neogen Corp.*	644	7,818
Arrowhead Pharmaceuticals, Inc.*	406	7,633
Sotera Health Co.*	499	6,826
Pilgrim’s Pride Corp.*	132	5,991
Avis Budget Group, Inc.*	55	4,434
Total Consumer, Non-cyclical		1,555,200
Consumer, Cyclical - 11.7%
Williams-Sonoma, Inc.	412	76,294
Burlington Stores, Inc.*	206	58,722
Watsco, Inc.	114	54,024
Casey’s General Stores, Inc.	121	47,944
Dick’s Sporting Goods, Inc.	189	43,251
Toll Brothers, Inc.	330	41,563
GameStop Corp. — Class A*	1,326	41,557
Texas Roadhouse, Inc. — Class A	218	39,334
BJ’s Wholesale Club Holdings, Inc.*	433	38,689
American Airlines Group, Inc.*	2,145	37,387
Floor & Decor Holdings, Inc. — Class A*	350	34,895
Tempur Sealy International, Inc.	567	32,143
Aramark	860	32,087
Churchill Downs, Inc.	240	32,050
Core & Main, Inc. — Class A*	629	32,022
Lithia Motors, Inc. — Class A	87	31,096
TKO Group Holdings, Inc.*	217	30,838
Murphy USA, Inc.	60	30,105
Skechers USA, Inc. — Class A*	429	28,846
Planet Fitness, Inc. — Class A*	275	27,189
Wingstop, Inc.	95	26,999
WESCO International, Inc.	146	26,420
Wyndham Hotels & Resorts, Inc.	254	25,601
Abercrombie & Fitch Co. — Class A*	167	24,961
Light & Wonder, Inc. — Class A*	288	24,877
Vail Resorts, Inc.	122	22,869
Autoliv, Inc.	236	22,134
Ollie’s Bargain Outlet Holdings, Inc.*	200	21,946
Hyatt Hotels Corp. — Class A	138	21,663
Gentex Corp.	742	21,318
Crocs, Inc.*	190	20,811
Taylor Morrison Home Corp. — Class A*	338	20,689
Whirlpool Corp.	180	20,606
Mattel, Inc.*	1,099	19,485
RH*	49	19,286
PVH Corp.	182	19,246
Five Below, Inc.*	180	18,893
Gap, Inc.	725	17,132
Lear Corp.	177	16,762
Thor Industries, Inc.	173	16,558
Boyd Gaming Corp.	216	15,669
Macy’s, Inc.	905	15,322
Dolby Laboratories, Inc. — Class A	195	15,230
KB Home	230	15,116
AutoNation, Inc.*	85	14,436
Warner Music Group Corp. — Class A	462	14,322
Brunswick Corp.	215	13,906
FirstCash Holdings, Inc.	127	13,157
Harley-Davidson, Inc.	374	11,269
Travel + Leisure Co.	223	11,250
MSC Industrial Direct Company, Inc. — Class A	146	10,905
YETI Holdings, Inc.*	277	10,667
Choice Hotels International, Inc.[1]	73	10,364
Polaris, Inc.	171	9,853
Marriott Vacations Worldwide Corp.	105	9,429
Penske Automotive Group, Inc.	61	9,299
Scotts Miracle-Gro Co. — Class A	139	9,221
Wendy’s Co.	559	9,112
Columbia Sportswear Co.	105	8,813
Goodyear Tire & Rubber Co.*	930	8,370
Capri Holdings Ltd.*	385	8,108
Visteon Corp.*	90	7,985
Hilton Grand Vacations, Inc.*	202	7,868
Nordstrom, Inc.	316	7,631
Under Armour, Inc. — Class A*	616	5,100
Under Armour, Inc. — Class C*	423	3,156
Total Consumer, Cyclical		1,493,850
Technology - 6.9%
Pure Storage, Inc. — Class A*	1,016	62,413
DocuSign, Inc.*	662	59,540
Manhattan Associates, Inc.*	199	53,778
Dynatrace, Inc.*	974	52,937
Duolingo, Inc.*	124	40,205
CACI International, Inc. — Class A*	73	29,496
Onto Innovation, Inc.*	161	26,834
BILL Holdings, Inc.*	311	26,345
Kyndryl Holdings, Inc.*	758	26,227

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 74.4% (continued)
Technology - 6.9% (continued)
Lattice Semiconductor Corp.*	450	$25,493
KBR, Inc.	435	25,200
MACOM Technology Solutions Holdings, Inc.*	189	24,553
ExlService Holdings, Inc.*	525	23,300
MKS Instruments, Inc.	220	22,966
Genpact Ltd.	529	22,721
Doximity, Inc. — Class A*	418	22,317
Dropbox, Inc. — Class A*	726	21,809
Aspen Technology, Inc.*	87	21,718
CommVault Systems, Inc.*	143	21,580
Altair Engineering, Inc. — Class A*	195	21,276
Lumentum Holdings, Inc.*	224	18,805
Appfolio, Inc. — Class A*	75	18,504
Rambus, Inc.*	348	18,395
Science Applications International Corp.	162	18,108
Cirrus Logic, Inc.*	173	17,227
Qualys, Inc.*	119	16,686
Maximus, Inc.	196	14,631
Parsons Corp.*	152	14,022
Silicon Laboratories, Inc.*	106	13,167
ASGN, Inc.*	144	12,001
Power Integrations, Inc.	186	11,476
Synaptics, Inc.*	131	9,998
Teradata Corp.*	312	9,719
Amkor Technology, Inc.	370	9,505
Blackbaud, Inc.*	128	9,462
Crane NXT Co.	160	9,315
Allegro MicroSystems, Inc.*	426	9,312
ZoomInfo Technologies, Inc. — Class A*	885	9,301
Concentrix Corp.	152	6,577
IPG Photonics Corp.*	88	6,400
Total Technology		883,319
Energy - 3.4%
Expand Energy Corp.	686	68,291
Ovintiv, Inc.	850	34,425
Antero Resources Corp.*	955	33,473
DT Midstream, Inc.	317	31,519
Permian Resources Corp.	2,077	29,867
Range Resources Corp.	788	28,352
Chord Energy Corp.	199	23,267
Matador Resources Co.	379	21,323
NOV, Inc.	1,270	18,542
HF Sinclair Corp.	522	18,296
CNX Resources Corp.*	487	17,858
Weatherford International plc	237	16,976
ChampionX Corp.	622	16,912
Antero Midstream Corp.	1,100	16,599
Viper Energy, Inc.	336	16,488
Murphy Oil Corp.	447	13,526
Civitas Resources, Inc.	290	13,302
Valaris Ltd.*	214	9,468
PBF Energy, Inc. — Class A	319	8,470
Total Energy		436,954
Basic Materials - 2.9%
RPM International, Inc.	420	51,685
Reliance, Inc.	177	47,659
Alcoa Corp.	843	31,848
Royal Gold, Inc.	215	28,348
Carpenter Technology Corp.	163	27,663
United States Steel Corp.	735	24,983
Axalta Coating Systems Ltd.*	712	24,365
Commercial Metals Co.	372	18,451
Arcadium Lithium plc*	3,510	18,006
Cabot Corp.	179	16,345
Cleveland-Cliffs, Inc.*	1,580	14,852
NewMarket Corp.	25	13,209
Olin Corp.	381	12,878
Westlake Corp.	109	12,497
Avient Corp.	298	12,176
Ashland, Inc.	159	11,362
Chemours Co.	488	8,247
Total Basic Materials		374,574
Utilities - 1.9%
Essential Utilities, Inc.	824	29,928
OGE Energy Corp.	656	27,060
UGI Corp.	701	19,789
IDACORP, Inc.	174	19,015
National Fuel Gas Co.	298	18,083
New Jersey Resources Corp.	324	15,115
Portland General Electric Co.	344	15,005
TXNM Energy, Inc.	294	14,456
Southwest Gas Holdings, Inc.	197	13,930
Black Hills Corp.	234	13,694
ONE Gas, Inc.	185	12,811
Spire, Inc.	188	12,752
Ormat Technologies, Inc.	187	12,663
ALLETE, Inc.	189	12,247
Northwestern Energy Group, Inc.	200	10,692
Total Utilities		247,240
Communications - 1.1%
Ciena Corp.*	471	39,946
New York Times Co. — Class A	533	27,743
Frontier Communications Parent, Inc.*	723	25,088
Chewy, Inc. — Class A*	538	18,017
Nexstar Media Group, Inc. — Class A	95	15,007
Iridium Communications, Inc.	372	10,795
Total Communications		136,596
Total Common Stocks
(Cost $6,621,705)		9,502,108

MUTUAL FUNDS† - 8.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	88,750	888,392
Guggenheim Strategy Fund II2	9,844	244,614
Total Mutual Funds
(Cost $1,123,598)		1,133,006

	Face Amount
U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
4.21% due 01/16/25[3,4]	$74,000	73,878
4.23% due 03/13/25[4,5]	50,000	49,594

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.3% (continued)
4.17% due 03/13/25[4,5]	$50,000	$49,593
Total U.S. Treasury Bills
(Cost $173,039)		173,065

REPURCHASE AGREEMENTS††,6 - 30.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[5]	2,161,401	2,161,401
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[5]	1,698,949	1,698,949
Total Repurchase Agreements
(Cost $3,860,350)		3,860,350

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[8]	8,222	$8,222
Total Securities Lending Collateral
(Cost $8,222)		8,222
Total Investments - 114.9%
(Cost $11,786,914)		$14,676,751
Other Assets & Liabilities, net - (14.9)%		(1,904,084)
Total Net Assets - 100.0%		$12,772,667

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	3	Mar 2025	$944,010	$(50,930)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.22% (SOFR + 0.85%)	At Maturity	03/27/25	318	$991,394	$2,626
BNP Paribas	S&P MidCap 400 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	282	878,683	731
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.58% (Federal Funds Rate + 0.25%)	At Maturity	03/26/25	2,192	6,839,810	(103,534)
							$8,709,887	$(100,177)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,502,108	$—	$—	$9,502,108
Mutual Funds	1,133,006	—	—	1,133,006
U.S. Treasury Bills	—	173,065	—	173,065
Repurchase Agreements	—	3,860,350	—	3,860,350
Securities Lending Collateral	8,222	—	—	8,222
Equity Index Swap Agreements**	—	3,357	—	3,357
Total Assets	$10,643,336	$4,036,772	$—	$14,680,108

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$50,930	$—	$—	$50,930
Equity Index Swap Agreements**	—	103,534	—	103,534
Total Liabilities	$50,930	$103,534	$—	$154,464

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$242,153	$–	$–	$–	$2,461	$244,614	9,844	$10,496
Guggenheim Ultra Short Duration Fund — Institutional Class	879,517	–	–	–	8,875	888,392	88,750	34,337
	$1,121,670	$–	$–	$–	$11,336	$1,133,006		$44,833

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 82.7%
Technology - 41.1%
Apple, Inc.	249,843	$62,565,684
NVIDIA Corp.	404,784	54,358,443
Microsoft Corp.	122,888	51,797,292
Broadcom, Inc.	127,678	29,600,868
Advanced Micro Devices, Inc.*	65,991	7,971,053
Adobe, Inc.*	17,901	7,960,217
Intuit, Inc.	11,383	7,154,216
Texas Instruments, Inc.	37,094	6,955,496
QUALCOMM, Inc.	45,178	6,940,244
Palantir Technologies, Inc. — Class A*	88,673	6,706,339
Applied Materials, Inc.	33,524	5,452,008
Analog Devices, Inc.	20,181	4,287,655
AppLovin Corp. — Class A*	12,145	3,932,915
Marvell Technology, Inc.	35,224	3,890,491
Micron Technology, Inc.	45,301	3,812,532
Lam Research Corp.	52,323	3,779,290
Intel Corp.*	175,386	3,516,489
KLA Corp.	5,439	3,427,223
Cadence Design Systems, Inc.*	11,153	3,351,030
Crowdstrike Holdings, Inc. — Class A*	9,509	3,253,599
Synopsys, Inc.*	6,247	3,032,044
Fortinet, Inc.*	31,167	2,944,658
Autodesk, Inc.*	8,743	2,584,169
ASML Holding N.V. — Class G	3,607	2,499,940
Roper Technologies, Inc.	4,360	2,266,546
Workday, Inc. — Class A*	8,662	2,235,056
MicroStrategy, Inc. — Class A*	7,442	2,155,352
NXP Semiconductor N.V.	10,335	2,148,130
Paychex, Inc.	14,635	2,052,120
Datadog, Inc. — Class A*	12,737	1,819,990
Atlassian Corp. — Class A*	6,566	1,598,033
Electronic Arts, Inc.	10,665	1,560,290
Cognizant Technology Solutions Corp. — Class A	20,162	1,550,458
Take-Two Interactive Software, Inc.*	7,142	1,314,699
Microchip Technology, Inc.	21,837	1,252,352
ANSYS, Inc.*	3,556	1,199,545
Zscaler, Inc.*	6,239	1,125,578
ON Semiconductor Corp.*	17,315	1,091,711
GLOBALFOUNDRIES, Inc.*	22,473	964,316
MongoDB, Inc.*	3,004	699,361
ARM Holdings plc ADR*	5,208	642,459
Total Technology		317,449,891
Communications - 21.3%
Amazon.com, Inc.*	173,798	38,129,543
Meta Platforms, Inc. — Class A	36,032	21,097,096
Alphabet, Inc. — Class A	96,577	18,282,026
Alphabet, Inc. — Class C	91,469	17,419,356
Netflix, Inc.*	17,382	15,492,924
T-Mobile US, Inc.	47,191	10,416,470
Cisco Systems, Inc.	161,957	9,587,854
Booking Holdings, Inc.	1,346	6,687,493
Comcast Corp. — Class A	155,221	5,825,444
Palo Alto Networks, Inc.*	26,684	4,855,421
MercadoLibre, Inc.*	2,061	3,504,607
DoorDash, Inc. — Class A*	15,818	2,653,470
PDD Holdings, Inc. ADR*	27,161	2,634,346
Airbnb, Inc. — Class A*	17,603	2,313,210
Trade Desk, Inc. — Class A*	18,285	2,149,036
Charter Communications, Inc. — Class A*	5,782	1,981,896
Warner Bros Discovery, Inc.*	99,757	1,054,432
CDW Corp.	5,419	943,123
Total Communications		165,027,747
Consumer, Non-cyclical - 8.2%
PepsiCo, Inc.	55,791	8,483,580
Intuitive Surgical, Inc.*	14,484	7,560,069
Amgen, Inc.	21,858	5,697,069
Automatic Data Processing, Inc.	16,569	4,850,243
Gilead Sciences, Inc.	50,678	4,681,127
Vertex Pharmaceuticals, Inc.*	10,472	4,217,074
PayPal Holdings, Inc.*	40,767	3,479,464
Mondelez International, Inc. — Class A	54,376	3,247,879
Regeneron Pharmaceuticals, Inc.*	4,395	3,130,690
Cintas Corp.	16,400	2,996,280
Monster Beverage Corp.*	39,547	2,078,590
Keurig Dr Pepper, Inc.	55,159	1,771,707
Verisk Analytics, Inc. — Class A	5,742	1,581,519
AstraZeneca plc ADR	23,679	1,551,448
Kraft Heinz Co.	49,171	1,510,041
GE HealthCare Technologies, Inc.	18,579	1,452,506
Coca-Cola Europacific Partners plc	18,721	1,437,960
IDEXX Laboratories, Inc.*	3,330	1,376,755
Dexcom, Inc.*	15,883	1,235,221
Biogen, Inc.*	5,925	906,051
Total Consumer, Non-cyclical		63,245,273
Consumer, Cyclical - 7.9%
Tesla, Inc.*	59,955	24,212,227
Costco Wholesale Corp.	18,017	16,508,437
Starbucks Corp.	46,105	4,207,081
Marriott International, Inc. — Class A	11,300	3,152,022
O’Reilly Automotive, Inc.*	2,348	2,784,258
Copart, Inc.*	39,181	2,248,598
PACCAR, Inc.	21,320	2,217,707
Ross Stores, Inc.	13,491	2,040,784
Lululemon Athletica, Inc.*	4,784	1,829,449
Fastenal Co.	23,296	1,675,215
Total Consumer, Cyclical		60,875,778
Industrial - 1.5%
Honeywell International, Inc.	26,442	5,972,983
CSX Corp.	78,418	2,530,549
Axon Enterprise, Inc.*	3,100	1,842,392
Old Dominion Freight Line, Inc.	8,682	1,531,505
Total Industrial		11,877,429
Basic Materials - 1.0%
Linde plc	19,363	8,106,707
Utilities - 1.0%
Constellation Energy Corp.	12,719	2,845,367
American Electric Power Company, Inc.	21,657	1,997,425
Xcel Energy, Inc.	23,351	1,576,660

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 82.7% (continued)
Utilities - 1.0% (continued)
Exelon Corp.	40,861	$1,538,008
Total Utilities		7,957,460
Energy - 0.5%
Diamondback Energy, Inc.	11,874	1,945,317
Baker Hughes Co.	40,239	1,650,604
Total Energy		3,595,921
Financial - 0.2%
CoStar Group, Inc.*	16,671	1,193,477
Total Common Stocks
(Cost $564,234,661)		639,329,683

MUTUAL FUNDS† - 0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	301,467	3,017,688
Guggenheim Strategy Fund II1	115,431	2,868,472
Total Mutual Funds
(Cost $5,770,077)		5,886,160

	Face Amount
U.S. TREASURY BILLS†† - 7.5%
U.S. Treasury Bills
4.23% due 03/06/25[2]	$15,000,000	14,890,150
4.30% due 03/06/25[2,3]	12,000,000	11,912,120
4.20% due 03/06/25[2]	10,000,000	9,926,766
4.21% due 03/06/25[2]	10,000,000	9,926,767
4.21% due 01/16/25[2,4]	8,496,000	8,482,005
4.23% due 03/13/25[2,3]	2,150,000	2,132,526
4.22% due 03/13/25[2]	600,000	595,124
Total U.S. Treasury Bills
(Cost $57,852,733)		57,865,458

REPURCHASE AGREEMENTS††,5 - 2.3%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	9,771,289	9,771,289
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	7,680,629	7,680,629
Total Repurchase Agreements
(Cost $17,451,918)		17,451,918
Total Investments - 93.2%
(Cost $645,309,389)		$720,533,219
Other Assets & Liabilities, net - 6.8%		52,734,353
Total Net Assets - 100.0%		$773,267,572

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	116	Mar 2025	$49,232,720	$(1,761,777)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.37% (SOFR + 1.00%)	At Maturity	03/27/25	3,582	$75,256,190	$(252,906)
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	03/27/25	10,354	217,565,332	(637,002)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	26,892	565,064,136	(11,362,250)
							$857,885,658	$(12,252,158)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$639,329,683	$—	$—	$639,329,683
Mutual Funds	5,886,160	—	—	5,886,160
U.S. Treasury Bills	—	57,865,458	—	57,865,458
Repurchase Agreements	—	17,451,918	—	17,451,918
Total Assets	$645,215,843	$75,317,376	$—	$720,533,219

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,761,777	$—	$—	$1,761,777
Equity Index Swap Agreements**	—	12,252,158	—	12,252,158
Total Liabilities	$1,761,777	$12,252,158	$—	$14,013,935

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,839,614	$–	$–	$–	$28,858	$2,868,472	115,431	$123,079
Guggenheim Ultra Short Duration Fund — Institutional Class	2,987,542	–	–	–	30,146	3,017,688	301,467	116,635
	$5,827,156	$–	$–	$–	$59,004	$5,886,160		$239,714

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 96.7%
Technology - 48.0%
Apple, Inc.	714,755	$178,988,947
NVIDIA Corp.	1,158,016	155,509,969
Microsoft Corp.	351,560	148,182,540
Broadcom, Inc.	365,264	84,682,806
Advanced Micro Devices, Inc.*	188,787	22,803,582
Adobe, Inc.*	51,210	22,772,063
Intuit, Inc.	32,564	20,466,474
Texas Instruments, Inc.	106,122	19,898,936
QUALCOMM, Inc.	129,247	19,854,924
Palantir Technologies, Inc. — Class A*	253,684	19,186,121
Applied Materials, Inc.	95,906	15,597,193
Analog Devices, Inc.	57,736	12,266,591
AppLovin Corp. — Class A*	34,745	11,251,473
Marvell Technology, Inc.	100,768	11,129,826
Micron Technology, Inc.	129,601	10,907,220
Lam Research Corp.	149,685	10,811,747
Intel Corp.*	501,748	10,060,047
KLA Corp.	15,561	9,805,297
Cadence Design Systems, Inc.*	31,906	9,586,477
Crowdstrike Holdings, Inc. — Class A*	27,205	9,308,463
Synopsys, Inc.*	17,870	8,673,383
Fortinet, Inc.*	89,164	8,424,215
Autodesk, Inc.*	25,012	7,392,797
ASML Holding N.V. — Class G	10,319	7,151,892
Roper Technologies, Inc.	12,474	6,484,609
Workday, Inc. — Class A*	24,779	6,393,725
MicroStrategy, Inc. — Class A*	21,289	6,165,720
NXP Semiconductor N.V.	29,567	6,145,501
Paychex, Inc.	41,868	5,870,731
Datadog, Inc. — Class A*	36,437	5,206,483
Atlassian Corp. — Class A*	18,783	4,571,407
Electronic Arts, Inc.	30,511	4,463,759
Cognizant Technology Solutions Corp. — Class A	57,681	4,435,669
Take-Two Interactive Software, Inc.*	20,431	3,760,939
Microchip Technology, Inc.	62,472	3,582,769
ANSYS, Inc.*	10,173	3,431,658
Zscaler, Inc.*	17,849	3,220,138
ON Semiconductor Corp.*	49,535	3,123,182
GLOBALFOUNDRIES, Inc.*,1	64,292	2,758,770
MongoDB, Inc.*	8,593	2,000,536
ARM Holdings plc ADR*	14,900	1,838,064
Total Technology		908,166,643
Communications - 25.0%
Amazon.com, Inc.*	497,205	109,081,805
Meta Platforms, Inc. — Class A	103,082	60,355,542
Alphabet, Inc. — Class A	276,288	52,301,318
Alphabet, Inc. — Class C	261,677	49,833,768
Netflix, Inc.*	49,728	44,323,561
T-Mobile US, Inc.	135,004	29,799,433
Cisco Systems, Inc.	463,330	27,429,136
Booking Holdings, Inc.	3,850	19,128,417
Comcast Corp. — Class A	444,058	16,665,497
Palo Alto Networks, Inc.*	76,338	13,890,463
MercadoLibre, Inc.*	5,898	10,029,195
DoorDash, Inc. — Class A*	45,252	7,591,023
PDD Holdings, Inc. ADR*	77,703	7,536,414
Airbnb, Inc. — Class A*	50,358	6,617,545
Trade Desk, Inc. — Class A*	52,310	6,147,994
Charter Communications, Inc. — Class A*	16,542	5,670,101
Warner Bros Discovery, Inc.*	285,386	3,016,530
CDW Corp.	15,503	2,698,142
Total Communications		472,115,884
Consumer, Non-cyclical - 9.6%
PepsiCo, Inc.	159,609	24,270,144
Intuitive Surgical, Inc.*	41,436	21,627,935
Amgen, Inc.	62,533	16,298,601
Automatic Data Processing, Inc.	47,401	13,875,695
Gilead Sciences, Inc.	144,983	13,392,080
Vertex Pharmaceuticals, Inc.*	29,959	12,064,489
PayPal Holdings, Inc.*	116,629	9,954,285
Mondelez International, Inc. — Class A	155,561	9,291,659
Regeneron Pharmaceuticals, Inc.*	12,572	8,955,413
Cintas Corp.	46,917	8,571,736
Monster Beverage Corp.*	113,137	5,946,481
Keurig Dr Pepper, Inc.	157,801	5,068,568
Verisk Analytics, Inc. — Class A	16,428	4,524,764
AstraZeneca plc ADR	67,741	4,438,390
Kraft Heinz Co.	140,668	4,319,914
GE HealthCare Technologies, Inc.	53,150	4,155,267
Coca-Cola Europacific Partners plc	53,557	4,113,713
IDEXX Laboratories, Inc.*	9,526	3,938,429
Dexcom, Inc.*	45,439	3,533,791
Biogen, Inc.*	16,952	2,592,300
Total Consumer, Non-cyclical		180,933,654
Consumer, Cyclical - 9.2%
Tesla, Inc.*	171,520	69,266,637
Costco Wholesale Corp.	51,544	47,228,221
Starbucks Corp.	131,899	12,035,784
Marriott International, Inc. — Class A	32,328	9,017,572
O’Reilly Automotive, Inc.*	6,716	7,963,833
Copart, Inc.*	112,091	6,432,902
PACCAR, Inc.	60,994	6,344,596
Ross Stores, Inc.	38,595	5,838,265
Lululemon Athletica, Inc.*	13,688	5,234,428
Fastenal Co.	66,646	4,792,514
Total Consumer, Cyclical		174,154,752
Industrial - 1.8%
Honeywell International, Inc.	75,646	17,087,675
CSX Corp.	224,341	7,239,484
Axon Enterprise, Inc.*	8,871	5,272,213
Old Dominion Freight Line, Inc.	24,837	4,381,247
Total Industrial		33,980,619
Basic Materials - 1.2%
Linde plc	55,393	23,191,387
Utilities - 1.2%
Constellation Energy Corp.	36,385	8,139,688
American Electric Power Company, Inc.	61,955	5,714,110
Xcel Energy, Inc.	66,804	4,510,606

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 96.7% (continued)
Utilities - 1.2% (continued)
Exelon Corp.	116,896	$4,399,966
Total Utilities		22,764,370
Energy - 0.5%
Diamondback Energy, Inc.	33,968	5,564,978
Baker Hughes Co.	115,115	4,722,017
Total Energy		10,286,995
Financial - 0.2%
CoStar Group, Inc.*	47,692	3,414,270
Total Common Stocks
(Cost $514,638,208)		1,829,008,574

MUTUAL FUNDS† - 2.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,756,359	27,591,156
Guggenheim Strategy Fund II2	575,584	14,303,274
Guggenheim Strategy Fund III[2]	370,504	9,240,365
Total Mutual Funds
(Cost $51,083,879)		51,134,795

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 0.2%
Federal Home Loan Bank
4.26% due 01/23/25[3]	$3,128,000	3,119,866
Total Federal Agency Discount Notes
(Cost $3,119,866)		3,119,866

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
4.23% due 03/13/25[3,4]	950,000	942,279
4.21% due 01/16/25[3,5]	539,000	538,112
4.22% due 03/13/25[3]	50,000	49,594
4.20% due 03/13/25[3]	50,000	49,593
Total U.S. Treasury Bills
(Cost $1,579,278)		1,579,578

REPURCHASE AGREEMENTS††,6 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	7,409,187	7,409,187
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	5,823,922	5,823,922
Total Repurchase Agreements
(Cost $13,233,109)		13,233,109

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[8]	2,133,703	2,133,703
Total Securities Lending Collateral
(Cost $2,133,703)		2,133,703
Total Investments - 100.5%
(Cost $585,788,043)		$1,900,209,625
Other Assets & Liabilities, net - (0.5)%		(10,372,690)
Total Net Assets - 100.0%		$1,889,836,935

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	5	Mar 2025	$2,122,100	$(54,531)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.37% (SOFR + 1.00%)	At Maturity	03/27/25	148	$3,101,077	$(29,090)
BNP Paribas	NASDAQ-100 Index	Pay	5.23% (Federal Funds Rate + 0.90%)	At Maturity	03/27/25	1,186	24,920,875	(224,656)
Goldman Sachs International	NASDAQ-100 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	1,462	30,727,088	(996,414)
							$58,749,040	$(1,250,160)

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,829,008,574	$—	$—	$1,829,008,574
Mutual Funds	51,134,795	—	—	51,134,795
Federal Agency Discount Notes	—	3,119,866	—	3,119,866
U.S. Treasury Bills	—	1,579,578	—	1,579,578
Repurchase Agreements	—	13,233,109	—	13,233,109
Securities Lending Collateral	2,133,703	—	—	2,133,703
Total Assets	$1,882,277,072	$17,932,553	$—	$1,900,209,625

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$54,531	$—	$—	$54,531
Equity Index Swap Agreements**	—	1,250,160	—	1,250,160
Total Liabilities	$54,531	$1,250,160	$—	$1,304,691

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,159,378	$–	$–	$–	$143,896	$14,303,274	575,584	$613,718
Guggenheim Strategy Fund III	9,140,329	–	–	–	100,036	9,240,365	370,504	380,389
Guggenheim Ultra Short Duration Fund — Institutional Class	27,315,520	–	–	–	275,636	27,591,156	2,756,359	1,066,413
	$50,615,227	$–	$–	$–	$519,568	$51,134,795		$2,060,520

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 83.2%
Technology - 26.1%
Apple, Inc.	72,198	$18,079,823
NVIDIA Corp.	117,163	15,733,819
Microsoft Corp.	35,511	14,967,887
Broadcom, Inc.	22,308	5,171,887
Salesforce, Inc.	4,566	1,526,551
Oracle Corp.	7,677	1,279,295
Accenture plc — Class A	2,985	1,050,093
ServiceNow, Inc.*	984	1,043,158
International Business Machines Corp.	4,416	970,770
Advanced Micro Devices, Inc.*	7,751	936,243
Adobe, Inc.*	2,103	935,162
Intuit, Inc.	1,339	841,562
Texas Instruments, Inc.	4,357	816,981
QUALCOMM, Inc.	5,307	815,261
Palantir Technologies, Inc. — Class A*	9,791	740,493
Applied Materials, Inc.	3,938	640,437
Fiserv, Inc.*	2,717	558,126
Analog Devices, Inc.	2,371	503,743
Micron Technology, Inc.	5,296	445,711
Lam Research Corp.	6,146	443,925
Intel Corp.*	20,601	413,050
KLA Corp.	639	402,647
Cadence Design Systems, Inc.*	1,310	393,603
Crowdstrike Holdings, Inc. — Class A*	1,112	380,482
Synopsys, Inc.*	734	356,254
Autodesk, Inc.*	1,027	303,550
Fortinet, Inc.*	3,039	287,125
Roper Technologies, Inc.	512	266,163
Workday, Inc. — Class A*	1,016	262,158
NXP Semiconductor N.V.	1,214	252,330
Fair Isaac Corp.*	116	230,948
MSCI, Inc. — Class A	374	224,404
Paychex, Inc.	1,530	214,537
Fidelity National Information Services, Inc.	2,571	207,660
Cognizant Technology Solutions Corp. — Class A	2,368	182,099
Gartner, Inc.*	368	178,285
Dell Technologies, Inc. — Class C	1,467	169,057
Electronic Arts, Inc.	1,140	166,782
HP, Inc.	4,603	150,196
Microchip Technology, Inc.	2,565	147,103
Take-Two Interactive Software, Inc.*	780	143,582
ANSYS, Inc.*	418	141,004
Monolithic Power Systems, Inc.	233	137,866
Hewlett Packard Enterprise Co.	6,203	132,434
ON Semiconductor Corp.*	2,034	128,244
Broadridge Financial Solutions, Inc.	558	126,158
Tyler Technologies, Inc.*	204	117,635
NetApp, Inc.	978	113,526
PTC, Inc.*	574	105,541
Western Digital Corp.*	1,651	98,449
Teradyne, Inc.	778	97,966
Zebra Technologies Corp. — Class A*	246	95,010
Leidos Holdings, Inc.	637	91,766
Seagate Technology Holdings plc	1,010	87,173
Super Micro Computer, Inc.*	2,405	73,305
Akamai Technologies, Inc.*	718	68,677
Skyworks Solutions, Inc.	763	67,663
EPAM Systems, Inc.*	271	63,365
Jack Henry & Associates, Inc.	348	61,004
Dayforce, Inc.*	753	54,698
Paycom Software, Inc.	232	47,553
Total Technology		74,741,979
Communications - 13.0%
Amazon.com, Inc.*	44,698	9,806,294
Meta Platforms, Inc. — Class A	10,413	6,096,916
Alphabet, Inc. — Class A	27,908	5,282,984
Alphabet, Inc. — Class C	22,732	4,329,082
Netflix, Inc.*	2,042	1,820,075
Cisco Systems, Inc.	19,039	1,127,109
Walt Disney Co.	8,650	963,178
Verizon Communications, Inc.	20,107	804,079
Booking Holdings, Inc.	158	785,010
AT&T, Inc.	34,271	780,351
Comcast Corp. — Class A	18,232	684,247
Uber Technologies, Inc.*	10,058	606,699
Palo Alto Networks, Inc.*	3,126	568,807
Arista Networks, Inc.*	4,934	545,355
T-Mobile US, Inc.	2,328	513,859
Motorola Solutions, Inc.	797	368,397
Airbnb, Inc. — Class A*	2,068	271,756
Corning, Inc.	3,681	174,921
Charter Communications, Inc. — Class A*	462	158,360
eBay, Inc.	2,288	141,742
GoDaddy, Inc. — Class A*	671	132,435
Warner Bros Discovery, Inc.*	10,663	112,708
CDW Corp.	637	110,864
Expedia Group, Inc.*	587	109,376
FactSet Research Systems, Inc.	181	86,931
VeriSign, Inc.*	395	81,749
Omnicom Group, Inc.	932	80,189
Gen Digital, Inc.	2,590	70,914
F5, Inc.*	277	69,657
Juniper Networks, Inc.	1,581	59,209
Fox Corp. — Class A	1,056	51,300
Interpublic Group of Companies, Inc.	1,779	49,848
News Corp. — Class A	1,810	49,847
Match Group, Inc.	1,199	39,219
Paramount Global — Class B1	2,842	29,727
Fox Corp. — Class B	630	28,816
News Corp. — Class B	535	16,280
Total Communications		37,008,290
Consumer, Non-cyclical - 12.8%
Eli Lilly & Co.	3,763	2,905,036
UnitedHealth Group, Inc.	4,396	2,223,761
Procter & Gamble Co.	11,249	1,885,895
Johnson & Johnson	11,500	1,663,130
AbbVie, Inc.	8,441	1,499,966
Merck & Company, Inc.	12,083	1,202,017
Coca-Cola Co.	18,518	1,152,931
PepsiCo, Inc.	6,553	996,449

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 83.2% (continued)
Consumer, Non-cyclical - 12.8% (continued)
Thermo Fisher Scientific, Inc.	1,827	$950,460
Abbott Laboratories	8,284	937,003
Philip Morris International, Inc.	7,426	893,719
Intuitive Surgical, Inc.*	1,701	887,854
S&P Global, Inc.	1,517	755,512
Pfizer, Inc.	27,068	718,114
Danaher Corp.	3,070	704,718
Amgen, Inc.	2,567	669,063
Boston Scientific Corp.*	7,040	628,813
Stryker Corp.	1,639	590,122
Automatic Data Processing, Inc.	1,946	569,653
Gilead Sciences, Inc.	5,953	549,879
Bristol-Myers Squibb Co.	9,687	547,897
Vertex Pharmaceuticals, Inc.*	1,230	495,321
Medtronic plc	6,126	489,345
Altria Group, Inc.	8,095	423,287
Elevance Health, Inc.	1,108	408,741
PayPal Holdings, Inc.*	4,789	408,741
Mondelez International, Inc. — Class A	6,387	381,496
Cigna Group	1,329	366,990
Regeneron Pharmaceuticals, Inc.*	503	358,302
Colgate-Palmolive Co.	3,902	354,731
Moody’s Corp.	744	352,187
Zoetis, Inc.	2,154	350,951
McKesson Corp.	606	345,365
Becton Dickinson & Co.	1,380	313,080
Cintas Corp.	1,637	299,080
CVS Health Corp.	6,011	269,834
HCA Healthcare, Inc.	871	261,431
Quanta Services, Inc.	705	222,815
United Rentals, Inc.	313	220,490
Kimberly-Clark Corp.	1,593	208,747
Edwards Lifesciences Corp.*	2,817	208,543
Kenvue, Inc.	9,158	195,523
Kroger Co.	3,179	194,396
Cencora, Inc. — Class A	838	188,282
Corteva, Inc.	3,283	187,000
Verisk Analytics, Inc. — Class A	674	185,640
Agilent Technologies, Inc.	1,372	184,314
Sysco Corp.	2,346	179,375
Monster Beverage Corp.*	3,344	175,761
Keurig Dr Pepper, Inc.	5,377	172,709
GE HealthCare Technologies, Inc.	2,182	170,589
General Mills, Inc.	2,652	169,118
Constellation Brands, Inc. — Class A	746	164,866
IQVIA Holdings, Inc.*	824	161,924
IDEXX Laboratories, Inc.*	391	161,655
ResMed, Inc.	701	160,312
Equifax, Inc.	592	150,871
Centene Corp.*	2,411	146,058
Humana, Inc.	575	145,883
Dexcom, Inc.*	1,866	145,119
Cardinal Health, Inc.	1,156	136,720
Global Payments, Inc.	1,215	136,153
Kraft Heinz Co.	4,216	129,473
Church & Dwight Company, Inc.	1,170	122,511
Hershey Co.	706	119,561
Archer-Daniels-Midland Co.	2,284	115,388
West Pharmaceutical Services, Inc.[1]	346	113,336
Corpay, Inc.*	333	112,694
Biogen, Inc.*	696	106,432
Waters Corp.*	284	105,358
Kellanova	1,284	103,966
Zimmer Biomet Holdings, Inc.	951	100,454
STERIS plc	471	96,819
Clorox Co.	591	95,984
McCormick & Company, Inc.	1,205	91,869
Labcorp Holdings, Inc.	399	91,499
Insulet Corp.*	335	87,458
Cooper Companies, Inc.*	951	87,425
Estee Lauder Companies, Inc. — Class A	1,115	83,603
Quest Diagnostics, Inc.	533	80,408
Hologic, Inc.*	1,109	79,948
Molina Healthcare, Inc.*	273	79,457
Tyson Foods, Inc. — Class A	1,365	78,406
Avery Dennison Corp.	384	71,858
Baxter International, Inc.	2,439	71,121
Viatris, Inc.	5,701	70,977
Align Technology, Inc.*	335	69,851
Moderna, Inc.*	1,616	67,193
Revvity, Inc.	581	64,845
Conagra Brands, Inc.	2,280	63,270
Rollins, Inc.	1,341	62,155
J M Smucker Co.	508	55,941
Bio-Techne Corp.	759	54,671
Incyte Corp.*	764	52,769
Bunge Global S.A.	667	51,866
Universal Health Services, Inc. — Class B	280	50,238
Molson Coors Beverage Co. — Class B	834	47,805
Lamb Weston Holdings, Inc.	681	45,511
Charles River Laboratories International, Inc.*	244	45,042
Solventum Corp.*	660	43,600
Hormel Foods Corp.	1,388	43,542
Henry Schein, Inc.*	596	41,243
MarketAxess Holdings, Inc.	180	40,687
Teleflex, Inc.	222	39,512
The Campbell’s Co.	938	39,283
Brown-Forman Corp. — Class B	870	33,042
DaVita, Inc.*	215	32,153
Total Consumer, Non-cyclical		36,523,961
Financial - 12.0%
Berkshire Hathaway, Inc. — Class B*	8,755	3,968,466
JPMorgan Chase & Co.	13,447	3,223,380
Visa, Inc. — Class A	8,254	2,608,594
Mastercard, Inc. — Class A	3,915	2,061,522
Bank of America Corp.	31,884	1,401,302
Wells Fargo & Co.	15,903	1,117,027
Goldman Sachs Group, Inc.	1,499	858,357
American Express Co.	2,658	788,868
Morgan Stanley	5,925	744,891
Blackrock, Inc.	695	712,451
Progressive Corp.	2,798	670,429

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 83.2% (continued)
Financial - 12.0% (continued)
Citigroup, Inc.	9,033	$635,833
Blackstone, Inc. — Class A	3,449	594,676
Charles Schwab Corp.	7,140	528,431
Marsh & McLennan Companies, Inc.	2,346	498,314
Chubb Ltd.	1,791	494,853
KKR & Company, Inc. — Class A	3,224	476,862
Prologis, Inc. REIT	4,424	467,617
Equinix, Inc. REIT	461	434,672
American Tower Corp. — Class A REIT	2,232	409,371
Intercontinental Exchange, Inc.	2,742	408,585
CME Group, Inc. — Class A	1,721	399,668
Aon plc — Class A	1,033	371,012
PNC Financial Services Group, Inc.	1,895	365,451
U.S. Bancorp	7,451	356,381
Welltower, Inc. REIT	2,825	356,035
Apollo Global Management, Inc.	2,131	351,956
Arthur J Gallagher & Co.	1,193	338,633
Capital One Financial Corp.	1,822	324,899
Truist Financial Corp.	6,341	275,073
Bank of New York Mellon Corp.	3,473	266,831
Digital Realty Trust, Inc. REIT	1,489	264,044
Travelers Companies, Inc.	1,084	261,125
Simon Property Group, Inc. REIT	1,465	252,288
Aflac, Inc.	2,388	247,015
Ameriprise Financial, Inc.	463	246,515
Allstate Corp.	1,264	243,687
MetLife, Inc.	2,778	227,463
Public Storage REIT	753	225,478
Realty Income Corp. REIT	4,180	223,254
American International Group, Inc.	2,979	216,871
Discover Financial Services	1,199	207,703
Prudential Financial, Inc.	1,700	201,501
CBRE Group, Inc. — Class A*	1,437	188,664
Crown Castle, Inc. REIT	2,076	188,418
Arch Capital Group Ltd.	1,790	165,306
Nasdaq, Inc.	1,977	152,842
Extra Space Storage, Inc. REIT	1,013	151,545
Hartford Financial Services Group, Inc.	1,385	151,519
Willis Towers Watson plc	481	150,668
AvalonBay Communities, Inc. REIT	678	149,140
M&T Bank Corp.	793	149,092
Iron Mountain, Inc. REIT	1,402	147,364
VICI Properties, Inc. REIT	5,035	147,072
CoStar Group, Inc.*	1,958	140,173
State Street Corp.	1,400	137,410
Raymond James Financial, Inc.	873	135,603
Fifth Third Bancorp	3,202	135,381
Synchrony Financial	1,860	120,900
T. Rowe Price Group, Inc.	1,061	119,989
Ventas, Inc. REIT	2,004	118,016
Equity Residential REIT	1,631	117,041
Brown & Brown, Inc.	1,134	115,691
Huntington Bancshares, Inc.	6,939	112,897
Cincinnati Financial Corp.	747	107,344
SBA Communications Corp. REIT	514	104,753
Regions Financial Corp.	4,341	102,100
Cboe Global Markets, Inc.	500	97,700
Weyerhaeuser Co. REIT	3,470	97,681
Northern Trust Corp.	947	97,067
Citizens Financial Group, Inc.	2,105	92,115
Essex Property Trust, Inc. REIT	307	87,630
Invitation Homes, Inc. REIT	2,721	86,990
Mid-America Apartment Communities, Inc. REIT	558	86,250
W R Berkley Corp.	1,438	84,152
KeyCorp	4,735	81,158
Principal Financial Group, Inc.	1,005	77,797
Kimco Realty Corp. REIT	3,220	75,445
Everest Group Ltd.	205	74,304
Loews Corp.	863	73,087
Alexandria Real Estate Equities, Inc. REIT	743	72,480
Healthpeak Properties, Inc. REIT	3,341	67,722
UDR, Inc.	1,434	62,250
Camden Property Trust REIT	510	59,180
Host Hotels & Resorts, Inc. REIT	3,339	58,499
Regency Centers Corp. REIT	780	57,665
Assurant, Inc.	245	52,239
BXP, Inc. REIT	695	51,680
Erie Indemnity Co. — Class A	119	49,055
Globe Life, Inc.	401	44,720
Federal Realty Investment Trust REIT	365	40,862
Invesco Ltd.	2,147	37,530
Franklin Resources, Inc.	1,476	29,948
Total Financial		34,431,518
Consumer, Cyclical - 7.5%
Tesla, Inc.*	13,339	5,386,822
Costco Wholesale Corp.	2,116	1,938,827
Walmart, Inc.	20,733	1,873,227
Home Depot, Inc.	4,744	1,845,369
McDonald’s Corp.	3,423	992,294
Lowe’s Companies, Inc.	2,710	668,828
TJX Companies, Inc.	5,387	650,804
Starbucks Corp.	5,414	494,028
NIKE, Inc. — Class B	5,687	430,335
Chipotle Mexican Grill, Inc. — Class A*	6,508	392,432
O’Reilly Automotive, Inc.*	276	327,281
Marriott International, Inc. — Class A	1,102	307,392
Target Corp.	2,200	297,396
Hilton Worldwide Holdings, Inc.	1,164	287,694
General Motors Co.	5,252	279,774
Royal Caribbean Cruises Ltd.	1,182	272,676
PACCAR, Inc.	2,504	260,466
AutoZone, Inc.*	81	259,362
Copart, Inc.*	4,187	240,292
Ross Stores, Inc.	1,585	239,763
Cummins, Inc.	655	228,333
WW Grainger, Inc.	212	223,459
Lululemon Athletica, Inc.*	540	206,501
Fastenal Co.	2,736	196,746
DR Horton, Inc.	1,392	194,629

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 83.2% (continued)
Consumer, Cyclical - 7.5% (continued)
Delta Air Lines, Inc.	3,062	$185,251
Ford Motor Co.	18,644	184,575
Yum! Brands, Inc.	1,333	178,835
Lennar Corp. — Class A	1,141	155,598
United Airlines Holdings, Inc.*	1,571	152,544
Deckers Outdoor Corp.*	726	147,444
Tractor Supply Co.[1]	2,552	135,409
Carnival Corp.*	4,960	123,603
NVR, Inc.*	15	122,684
PulteGroup, Inc.	980	106,722
Darden Restaurants, Inc.	561	104,733
Ulta Beauty, Inc.*	225	97,859
Live Nation Entertainment, Inc.*	749	96,996
Southwest Airlines Co.	2,865	96,321
Las Vegas Sands Corp.	1,662	85,360
Best Buy Company, Inc.	933	80,051
Dollar General Corp.	1,050	79,611
Genuine Parts Co.	664	77,529
Tapestry, Inc.	1,113	72,712
Dollar Tree, Inc.*	965	72,317
Domino’s Pizza, Inc.	165	69,260
Aptiv plc*	1,123	67,919
Pool Corp.	182	62,051
CarMax, Inc.*	740	60,502
Norwegian Cruise Line Holdings Ltd.*	2,099	54,007
LKQ Corp.	1,242	45,643
Ralph Lauren Corp. — Class A	192	44,348
Wynn Resorts Ltd.	442	38,083
MGM Resorts International*	1,081	37,457
Hasbro, Inc.	626	35,000
Caesars Entertainment, Inc.*	1,015	33,921
BorgWarner, Inc.	1,045	33,221
Walgreens Boots Alliance, Inc.	3,428	31,983
Total Consumer, Cyclical		21,464,279
Industrial - 5.9%
General Electric Co.	5,169	862,137
Caterpillar, Inc.	2,306	836,524
RTX Corp.	6,357	735,632
Honeywell International, Inc.	3,106	701,614
Union Pacific Corp.	2,896	660,404
Boeing Co.*	3,571	632,067
Eaton Corporation plc	1,888	626,571
Deere & Co.	1,215	514,796
Lockheed Martin Corp.	1,008	489,828
United Parcel Service, Inc. — Class B	3,493	440,467
GE Vernova, Inc.	1,317	433,201
Amphenol Corp. — Class A	5,758	399,893
Trane Technologies plc	1,075	397,051
Parker-Hannifin Corp.	615	391,158
Waste Management, Inc.	1,745	352,123
TransDigm Group, Inc.	269	340,898
Emerson Electric Co.	2,723	337,462
3M Co.	2,601	335,763
Illinois Tool Works, Inc.	1,284	325,571
General Dynamics Corp.	1,233	324,883
Northrop Grumman Corp.	654	306,916
FedEx Corp.	1,074	302,148
CSX Corp.	9,211	297,239
Carrier Global Corp.	3,986	272,084
Norfolk Southern Corp.	1,081	253,711
Johnson Controls International plc	3,191	251,866
Howmet Aerospace, Inc.	1,940	212,178
Axon Enterprise, Inc.*	346	205,635
TE Connectivity plc	1,429	204,304
AMETEK, Inc.	1,105	199,187
Republic Services, Inc. — Class A	972	195,547
L3Harris Technologies, Inc.	906	190,514
Otis Worldwide Corp.	1,908	176,700
Ingersoll Rand, Inc.	1,925	174,135
Vulcan Materials Co.	631	162,312
Old Dominion Freight Line, Inc.	897	158,231
Westinghouse Air Brake Technologies Corp.	821	155,653
Rockwell Automation, Inc.	539	154,041
Garmin Ltd.	734	151,395
Martin Marietta Materials, Inc.	292	150,818
Xylem, Inc.	1,160	134,583
Keysight Technologies, Inc.*	829	133,162
Smurfit WestRock plc	2,360	127,110
Fortive Corp.	1,657	124,275
Mettler-Toledo International, Inc.*	101	123,592
Dover Corp.	655	122,878
Veralto Corp.	1,181	120,285
Hubbell, Inc.	256	107,236
Teledyne Technologies, Inc.*	223	103,501
Packaging Corporation of America	426	95,905
Lennox International, Inc.	153	93,223
Snap-on, Inc.	251	85,210
Trimble, Inc.*	1,166	82,390
Pentair plc	789	79,405
Jacobs Solutions, Inc.	593	79,237
Builders FirstSource, Inc.*	550	78,611
Ball Corp.	1,425	78,560
Jabil, Inc.	539	77,562
IDEX Corp.	362	75,763
Masco Corp.	1,030	74,747
Expeditors International of Washington, Inc.	669	74,105
Textron, Inc.	886	67,770
Amcor plc	6,904	64,967
J.B. Hunt Transport Services, Inc.	380	64,851
Stanley Black & Decker, Inc.	736	59,093
CH Robinson Worldwide, Inc.	565	58,376
Allegion plc	415	54,232
Nordson Corp.	259	54,193
Generac Holdings, Inc.*	284	44,034
A O Smith Corp.	569	38,812
Huntington Ingalls Industries, Inc.	187	35,337
Mohawk Industries, Inc.*	250	29,783
Total Industrial		16,955,445
Energy - 2.7%
Exxon Mobil Corp.	20,993	2,258,217
Chevron Corp.	7,983	1,156,258
ConocoPhillips	6,179	612,771

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 83.2% (continued)
Energy - 2.7% (continued)
EOG Resources, Inc.	2,686	$329,250
Williams Companies, Inc.	5,822	315,087
ONEOK, Inc.	2,790	280,116
Schlumberger N.V.	6,745	258,603
Kinder Morgan, Inc.	9,232	252,957
Phillips 66	1,973	224,784
Marathon Petroleum Corp.	1,535	214,133
Baker Hughes Co.	4,726	193,861
Targa Resources Corp.	1,042	185,997
Valero Energy Corp.	1,512	185,356
Hess Corp.	1,320	175,573
Occidental Petroleum Corp.	3,227	159,446
Diamondback Energy, Inc.	893	146,300
Equities Corp.	2,849	131,367
Halliburton Co.	4,196	114,089
Devon Energy Corp.	3,138	102,707
Texas Pacific Land Corp.	90	99,536
First Solar, Inc.*	511	90,059
Coterra Energy, Inc. — Class A	3,518	89,850
Enphase Energy, Inc.*	645	44,298
APA Corp.	1,767	40,800
Total Energy		7,661,415
Utilities - 1.9%
NextEra Energy, Inc.	9,822	704,139
Southern Co.	5,233	430,781
Duke Energy Corp.	3,690	397,561
Constellation Energy Corp.	1,494	334,223
Sempra	3,025	265,353
American Electric Power Company, Inc.	2,544	234,633
Vistra Corp.	1,625	224,039
Dominion Energy, Inc.	4,012	216,086
PG&E Corp.	10,442	210,720
Public Service Enterprise Group, Inc.	2,380	201,086
Xcel Energy, Inc.	2,743	185,207
Exelon Corp.	4,799	180,634
Entergy Corp.	2,048	155,279
Consolidated Edison, Inc.	1,655	147,676
Edison International	1,849	147,624
WEC Energy Group, Inc.	1,511	142,094
DTE Energy Co.	989	119,422
American Water Works Company, Inc.	931	115,900
PPL Corp.	3,525	114,422
Ameren Corp.	1,275	113,653
Atmos Energy Corp.	741	103,199
Eversource Energy	1,750	100,502
CenterPoint Energy, Inc.	3,113	98,775
FirstEnergy Corp.	2,450	97,461
CMS Energy Corp.	1,427	95,110
NRG Energy, Inc.	968	87,333
NiSource, Inc.	2,230	81,975
Alliant Energy Corp.	1,226	72,506
Evergy, Inc.	1,098	67,582
Pinnacle West Capital Corp.	543	46,030
AES Corp.	3,396	43,707
Total Utilities		5,534,712
Basic Materials - 1.3%
Linde plc	2,274	952,056
Sherwin-Williams Co.	1,107	376,302
Air Products and Chemicals, Inc.	1,062	308,022
Ecolab, Inc.	1,204	282,121
Freeport-McMoRan, Inc.	6,863	261,343
Newmont Corp.	5,438	202,403
DuPont de Nemours, Inc.	1,996	152,195
Dow, Inc.	3,344	134,195
PPG Industries, Inc.	1,108	132,351
Nucor Corp.	1,122	130,949
International Flavors & Fragrances, Inc.	1,221	103,235
LyondellBasell Industries N.V. — Class A	1,241	92,169
International Paper Co.	1,659	89,287
Steel Dynamics, Inc.	676	77,111
CF Industries Holdings, Inc.	831	70,901
Eastman Chemical Co.	554	50,591
Albemarle Corp.	561	48,291
Mosaic Co.	1,517	37,288
Celanese Corp. — Class A	522	36,128
FMC Corp.	596	28,972
Total Basic Materials		3,565,910
Total Common Stocks
(Cost $202,023,294)		237,887,509

MUTUAL FUNDS† - 6.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	733,906	7,346,402
Guggenheim Strategy Fund II2	225,195	5,596,092
Guggenheim Strategy Fund III[2]	184,563	4,602,992
Total Mutual Funds
(Cost $17,418,465)		17,545,486

	Face Amount
U.S. TREASURY BILLS†† - 4.2%
U.S. Treasury Bills
4.30% due 03/06/25[3,4]	$5,000,000	4,963,383
4.21% due 01/16/25[4,5]	3,159,000	3,153,797
4.19% due 01/21/25[4]	2,000,000	1,995,519
4.23% due 03/13/25[3,4]	1,500,000	1,487,809
4.22% due 03/13/25[4]	350,000	347,155
Total U.S. Treasury Bills
(Cost $11,944,603)		11,947,663

REPURCHASE AGREEMENTS††,6 - 7.3%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	11,658,174	11,658,174
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	9,163,798	9,163,798
Total Repurchase Agreements
(Cost $20,821,972)		20,821,972

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[8]	201,555	$201,555
Total Securities Lending Collateral
(Cost $201,555)		201,555
Total Investments - 100.9%
(Cost $252,409,889)		$288,404,185
Other Assets & Liabilities, net - (0.9)%		(2,440,409)
Total Net Assets - 100.0%		$285,963,776

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	206	Mar 2025	$61,133,075	$(1,890,567)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.27% (SOFR + 0.90%)	At Maturity	03/27/25	2,987	$17,567,256	$14,630
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	03/27/25	798	4,695,628	7,564
Goldman Sachs International	S&P 500 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	18,260	107,398,382	(2,685,443)
							$129,661,266	$(2,663,249)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$237,887,509	$—	$—	$237,887,509
Mutual Funds	17,545,486	—	—	17,545,486
U.S. Treasury Bills	—	11,947,663	—	11,947,663
Repurchase Agreements	—	20,821,972	—	20,821,972
Securities Lending Collateral	201,555	—	—	201,555
Equity Index Swap Agreements**	—	22,194	—	22,194
Total Assets	$255,634,550	$32,791,829	$—	$288,426,379

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,890,567	$—	$—	$1,890,567
Equity Index Swap Agreements**	—	2,685,443	—	2,685,443
Total Liabilities	$1,890,567	$2,685,443	$—	$4,576,010

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,539,793	$–	$–	$–	$56,299	$5,596,092	225,195	$240,115
Guggenheim Strategy Fund III	4,553,161	–	–	–	49,831	4,602,992	184,563	189,487
Guggenheim Ultra Short Duration Fund — Institutional Class	7,273,011	–	–	–	73,391	7,346,402	733,906	283,942
	$17,365,965	$–	$–	$–	$179,521	$17,545,486		$713,544

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Mining - 99.5%
Freeport-McMoRan, Inc.	178,632	$6,802,306
Newmont Corp.	157,803	5,873,428
Agnico Eagle Mines Ltd.	73,823	5,773,697
Barrick Gold Corp.	306,784	4,755,152
Wheaton Precious Metals Corp.	83,873	4,717,017
Franco-Nevada Corp.	28,640	3,367,778
Kinross Gold Corp.	338,948	3,142,048
Anglogold Ashanti plc[1]	132,977	3,069,109
Gold Fields Ltd. ADR	231,079	3,050,243
Royal Gold, Inc.	20,207	2,664,293
Alamos Gold, Inc. — Class A	141,443	2,608,209
Pan American Silver Corp.	122,571	2,478,386
Osisko Gold Royalties Ltd.	94,735	1,714,703
Eldorado Gold Corp.*	107,902	1,604,503
Hecla Mining Co.	320,167	1,572,020
IAMGOLD Corp.*	303,550	1,566,318
Harmony Gold Mining Company Ltd. ADR	171,418	1,407,342
Equinox Gold Corp.*	267,099	1,340,837
Coeur Mining, Inc.*	223,533	1,278,609
Sandstorm Gold Ltd.	218,218	1,217,656
First Majestic Silver Corp.[1]	212,671	1,167,564
B2Gold Corp.	472,622	1,153,198
SSR Mining, Inc.*	156,601	1,089,943
MAG Silver Corp.*	79,212	1,077,283
Sibanye Stillwater Ltd. ADR*,1	320,225	1,056,742
Fortuna Mining Corp.*	244,835	1,050,342
Centerra Gold, Inc.	183,732	1,045,435
SilverCrest Metals, Inc.*	113,516	1,032,996
New Gold, Inc.*	378,309	938,206
Endeavour Silver Corp.*,1	246,079	900,649
Seabridge Gold, Inc.*	72,819	830,865
Novagold Resources, Inc.*	223,889	745,550
Gatos Silver, Inc.*	52,844	738,759
Silvercorp Metals, Inc.	207,347	622,041
McEwen Mining, Inc.*	70,373	547,502
Total Mining		74,000,729
Total Common Stocks
(Cost $52,648,968)		74,000,729

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$304,977	304,977
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	239,724	239,724
Total Repurchase Agreements
(Cost $544,701)		544,701

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	2,357,026	2,357,026
Total Securities Lending Collateral
(Cost $2,357,026)		2,357,026
Total Investments - 103.4%
(Cost $55,550,695)		$76,902,456
Other Assets & Liabilities, net - (3.4)%		(2,531,518)
Total Net Assets - 100.0%		$74,370,938

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$74,000,729	$—	$—	$74,000,729
Repurchase Agreements	—	544,701	—	544,701
Securities Lending Collateral	2,357,026	—	—	2,357,026
Total Assets	$76,357,755	$544,701	$—	$76,902,456

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.3%
REITs - 91.0%
REITs-Diversified - 23.2%
Equinix, Inc.	140	$132,005
American Tower Corp. — Class A	691	126,736
Digital Realty Trust, Inc.	603	106,930
Crown Castle, Inc.	941	85,405
VICI Properties, Inc.	2,582	75,420
SBA Communications Corp.	315	64,197
Weyerhaeuser Co.	2,190	61,648
Gaming and Leisure Properties, Inc.	1,031	49,653
WP Carey, Inc.	872	47,507
Lamar Advertising Co. — Class A	357	43,461
Vornado Realty Trust	896	37,668
National Storage Affiliates Trust	716	27,144
EPR Properties	576	25,505
PotlatchDeltic Corp.	601	23,589
Broadstone Net Lease, Inc.	1,475	23,393
Outfront Media, Inc.	1,248	22,140
Uniti Group, Inc.*	2,791	15,351
Total REITs-Diversified		967,752
REITs-Apartments - 11.8%
AvalonBay Communities, Inc.	350	76,989
Equity Residential	994	71,329
Invitation Homes, Inc.	1,860	59,464
Mid-America Apartment Communities, Inc.	380	58,737
UDR, Inc.	1,204	52,266
American Homes 4 Rent — Class A	1,294	48,421
Camden Property Trust	416	48,273
Essex Property Trust, Inc.	167	47,668
Independence Realty Trust, Inc.	1,436	28,490
Total REITs-Apartments		491,637
REITs-Health Care - 10.4%
Welltower, Inc.	981	123,635
Ventas, Inc.	1,179	69,431
Healthpeak Properties, Inc.	2,578	52,256
Omega Healthcare Investors, Inc.	1,177	44,549
Healthcare Realty Trust, Inc.	2,010	34,069
CareTrust REIT, Inc.	1,138	30,783
American Healthcare REIT, Inc.	1,043	29,642
Sabra Health Care REIT, Inc.	1,630	28,232
Medical Properties Trust, Inc.	5,189	20,497
Total REITs-Health Care		433,094
REITs-Warehouse/Industries - 8.4%
Prologis, Inc.	1,291	136,459
Rexford Industrial Realty, Inc.	1,049	40,554
EastGroup Properties, Inc.	239	38,357
First Industrial Realty Trust, Inc.	714	35,793
STAG Industrial, Inc.	1,027	34,733
Americold Realty Trust, Inc.	1,586	33,940
Terreno Realty Corp.	557	32,941
Total REITs-Warehouse/Industries		352,777
REITs-Shopping Centers - 7.9%
Kimco Realty Corp.	2,312	54,170
Regency Centers Corp.	700	51,751
Federal Realty Investment Trust	384	42,989
Brixmor Property Group, Inc.	1,443	40,173
Kite Realty Group Trust	1,277	32,231
Phillips Edison & Company, Inc.	828	31,017
Acadia Realty Trust	968	23,387
Urban Edge Properties	1,055	22,683
Retail Opportunity Investments Corp.	1,200	20,832
SITE Centers Corp.	796	12,171
Total REITs-Shopping Centers		331,404
REITs-Office Property - 7.0%
Alexandria Real Estate Equities, Inc.	581	56,677
BXP, Inc.	601	44,690
Cousins Properties, Inc.	995	30,487
SL Green Realty Corp.	448	30,428
Kilroy Realty Corp.	746	30,176
COPT Defense Properties	832	25,750
Highwoods Properties, Inc.	823	25,167
Douglas Emmett, Inc.	1,297	24,072
LXP Industrial Trust	2,540	20,625
Equity Commonwealth*	2,271	4,020
Total REITs-Office Property		292,092
REITs-Storage - 6.9%
Public Storage	315	94,324
Extra Space Storage, Inc.	516	77,194
Iron Mountain, Inc.	718	75,469
CubeSmart	988	42,336
Total REITs-Storage		289,323
REITs-Single Tenant - 4.8%
Realty Income Corp.	1,778	94,963
NNN REIT, Inc.	934	38,154
Agree Realty Corp.	525	36,986
Essential Properties Realty Trust, Inc.	1,033	32,312
Total REITs-Single Tenant		202,415
REITs-Hotels - 3.9%
Host Hotels & Resorts, Inc.	2,708	47,444
Ryman Hospitality Properties, Inc.	295	30,780
Apple Hospitality REIT, Inc.	1,630	25,021
Park Hotels & Resorts, Inc.	1,569	22,076
Sunstone Hotel Investors, Inc.	1,802	21,336
Pebblebrook Hotel Trust	1,270	17,209
Total REITs-Hotels		163,866
REITs-Regional Malls - 3.8%
Simon Property Group, Inc.	589	101,432
Macerich Co.	1,461	29,103
Tanger, Inc.	781	26,656
Total REITs-Regional Malls		157,191
REITs-Manufactured Homes - 2.5%
Sun Communities, Inc.	448	55,091
Equity LifeStyle Properties, Inc.	712	47,419
Total REITs-Manufactured Homes		102,510
Specialized Reit’s - 0.4%
DiamondRock Hospitality Co.	2,036	18,385
Total REITs		3,802,446

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Real Estate - 6.8%
Real Estate Management/Services - 6.8%
CBRE Group, Inc. — Class A*	650	$85,338
CoStar Group, Inc.*	1,023	73,237
Jones Lang LaSalle, Inc.*	136	34,427
Compass, Inc. — Class A*	3,870	22,639
Cushman & Wakefield plc*	1,717	22,458
Newmark Group, Inc. — Class A	1,713	21,944
eXp World Holdings, Inc.	1,100	12,661
Redfin Corp.*	1,601	12,600
Total Real Estate Management/Services		285,304
Total Real Estate		285,304
Internet - 1.5%
E-Commerce/Services - 1.5%
Zillow Group, Inc. — Class C*	724	53,612
Opendoor Technologies, Inc.*	4,535	7,256
Total E-Commerce/Services		60,868
Total Internet		60,868
Total Common Stocks
(Cost $3,245,506)		4,148,618

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$12,544	12,544
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	9,861	9,861
Total Repurchase Agreements
(Cost $22,405)		22,405
Total Investments - 99.8%
(Cost $3,267,911)		$4,171,023
Other Assets & Liabilities, net - 0.2%		9,892
Total Net Assets - 100.0%		$4,180,915

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,148,618	$—	$—	$4,148,618
Repurchase Agreements	—	22,405	—	22,405
Total Assets	$4,148,618	$22,405	$—	$4,171,023

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 70.1%
Walmart, Inc.	3,301	$298,245
Costco Wholesale Corp.	279	255,639
Home Depot, Inc.	656	255,177
Lowe’s Companies, Inc.	1,030	254,204
TJX Companies, Inc.	2,084	251,768
O’Reilly Automotive, Inc.*	148	175,498
Target Corp.	1,270	171,679
Carvana Co.*	770	156,587
Ross Stores, Inc.	1,010	152,783
AutoZone, Inc.*	37	118,474
Tractor Supply Co.	2,130	113,018
Williams-Sonoma, Inc.	560	103,701
Ulta Beauty, Inc.*	232	100,904
Dick’s Sporting Goods, Inc.	420	96,113
Burlington Stores, Inc.*	327	93,215
Best Buy Company, Inc.	1,042	89,404
Dollar General Corp.	1,175	89,088
Genuine Parts Co.	758	88,504
Dollar Tree, Inc.*	1,177	88,204
GameStop Corp. — Class A*	2,573	80,638
CarMax, Inc.*	930	76,037
BJ’s Wholesale Club Holdings, Inc.*	804	71,837
Floor & Decor Holdings, Inc. — Class A*	672	66,998
Bath & Body Works, Inc.	1,666	64,591
Abercrombie & Fitch Co. — Class A*	426	63,674
Lithia Motors, Inc. — Class A	177	63,265
Ollie’s Bargain Outlet Holdings, Inc.*	520	57,060
Walgreens Boots Alliance, Inc.	5,899	55,038
RH*	137	53,922
Gap, Inc.	2,280	53,876
Five Below, Inc.*	512	53,739
AutoNation, Inc.*	306	51,971
Boot Barn Holdings, Inc.*	313	47,520
Macy’s, Inc.	2,790	47,235
Academy Sports & Outdoors, Inc.	790	45,449
Urban Outfitters, Inc.*	802	44,014
Murphy USA, Inc.	81	40,642
Advance Auto Parts, Inc.	830	39,251
Signet Jewelers Ltd.	483	38,983
Nordstrom, Inc.	1,567	37,843
Victoria’s Secret & Co.*	899	37,236
American Eagle Outfitters, Inc.	2,226	37,107
Foot Locker, Inc.*	1,462	31,813
Kohl’s Corp.	1,971	27,673
National Vision Holdings, Inc.*	1,804	18,798
ODP Corp.*	702	15,963
Total Retail		4,274,378
Internet - 25.0%
Amazon.com, Inc.*	2,688	589,720
PDD Holdings, Inc. ADR*	1,754	170,120
MercadoLibre, Inc.*	77	130,934
Alibaba Group Holding Ltd. ADR	1,510	128,033
eBay, Inc.	1,894	117,333
Coupang, Inc.*	4,968	109,197
JD.com, Inc. ADR	3,009	104,322
Chewy, Inc. — Class A*	2,298	76,960
Etsy, Inc.*	936	49,505
Wayfair, Inc. — Class A*	1,049	46,492
Total Internet		1,522,616
Distribution & Wholesale - 2.3%
Pool Corp.	223	76,030
LKQ Corp.	1,819	66,848
Total Distribution & Wholesale		142,878
Software - 1.4%
Global-e Online Ltd*	1,527	83,268
Commercial Services - 0.7%
Valvoline, Inc.*	1,262	45,659
Total Common Stocks
(Cost $3,193,504)		6,068,799

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$9,217	9,217
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	7,245	7,245
Total Repurchase Agreements
(Cost $16,462)		16,462
Total Investments - 99.8%
(Cost $3,209,966)		$6,085,261
Other Assets & Liabilities, net - 0.2%		14,152
Total Net Assets - 100.0%		$6,099,413

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,068,799	$—	$—	$6,068,799
Repurchase Agreements	—	16,462	—	16,462
Total Assets	$6,068,799	$16,462	$—	$6,085,261

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 53.0%
Financial - 13.0%
FTAI Aviation Ltd.	159	$22,902
SouthState Corp.	119	11,838
Old National Bancorp	493	10,701
Jackson Financial, Inc. — Class A	117	10,188
Cadence Bank	287	9,887
Ryman Hospitality Properties, Inc. REIT	92	9,599
Mr Cooper Group, Inc.*	98	9,409
Selective Insurance Group, Inc.	96	8,978
Glacier Bancorp, Inc.	178	8,939
Hamilton Lane, Inc. — Class A	60	8,883
Essent Group Ltd.	163	8,874
Terreno Realty Corp. REIT	150	8,871
Kite Realty Group Trust REIT	342	8,632
Essential Properties Realty Trust, Inc. REIT	275	8,602
Home BancShares, Inc.	290	8,207
Moelis & Co. — Class A	111	8,201
Piper Sandler Cos.	27	8,099
UMB Financial Corp.	70	7,900
CareTrust REIT, Inc.	289	7,817
United Bankshares, Inc.	208	7,810
Radian Group, Inc.	239	7,581
SL Green Realty Corp. REIT	111	7,539
Hancock Whitney Corp.	137	7,497
Upstart Holdings, Inc.*	121	7,450
Macerich Co. REIT	371	7,390
First Financial Bankshares, Inc.	205	7,390
Phillips Edison & Company, Inc. REIT	194	7,267
MARA Holdings, Inc.*	428	7,178
Independence Realty Trust, Inc. REIT	356	7,063
ServisFirst Bancshares, Inc.	80	6,779
American Healthcare REIT, Inc.	237	6,736
Valley National Bancorp	734	6,650
Ameris Bancorp	104	6,507
Enstar Group Ltd.*	20	6,441
Sabra Health Care REIT, Inc.	362	6,270
CNO Financial Group, Inc.	165	6,140
United Community Banks, Inc.	189	6,107
Associated Banc-Corp.	254	6,071
Axos Financial, Inc.*	86	6,007
PJT Partners, Inc. — Class A	37	5,839
Tanger, Inc. REIT	168	5,734
Texas Capital Bancshares, Inc.*	73	5,709
StepStone Group, Inc. — Class A	97	5,614
Apple Hospitality REIT, Inc.	359	5,511
COPT Defense Properties REIT	177	5,478
Fulton Financial Corp.	282	5,437
International Bancshares Corp.	85	5,369
Atlantic Union Bankshares Corp.	141	5,341
Eastern Bankshares, Inc.	304	5,244
Cathay General Bancorp	110	5,237
BGC Group, Inc. — Class A	570	5,164
Community Financial System, Inc.	82	5,058
WSFS Financial Corp.	93	4,941
PotlatchDeltic Corp. REIT	125	4,906
Walker & Dunlop, Inc.	50	4,861
Blackstone Mortgage Trust, Inc. — Class A REIT	274	4,770
Bread Financial Holdings, Inc.	78	4,763
HA Sustainable Infrastructure Capital, Inc.	177	4,749
Douglas Emmett, Inc. REIT	255	4,733
Cushman & Wakefield plc*	361	4,722
Genworth Financial, Inc. — Class A*	674	4,711
Broadstone Net Lease, Inc. REIT	297	4,710
First BanCorp	253	4,703
National Health Investors, Inc. REIT	66	4,574
NMI Holdings, Inc. — Class A*	123	4,522
BankUnited, Inc.	118	4,504
CVB Financial Corp.	209	4,475
Bank of Hawaii Corp.	62	4,417
Riot Platforms, Inc.*	428	4,370
Simmons First National Corp. — Class A	196	4,347
Independent Bank Corp.	67	4,301
PennyMac Financial Services, Inc.	42	4,290
Artisan Partners Asset Management, Inc. — Class A	99	4,262
Victory Capital Holdings, Inc. — Class A	65	4,255
McGrath RentCorp	38	4,249
StoneX Group, Inc.*	43	4,213
Outfront Media, Inc. REIT	233	4,133
Palomar Holdings, Inc.*	39	4,118
Heartland Financial USA, Inc.	67	4,107
Urban Edge Properties REIT	189	4,064
Baldwin Insurance Group, Inc. — Class A*	104	4,031
Burford Capital Ltd.	316	4,029
First Interstate BancSystem, Inc. — Class A	124	4,026
Arbor Realty Trust, Inc. REIT[1]	290	4,017
First Financial Bancorp	149	4,005
Cohen & Steers, Inc.	43	3,971
Core Scientific, Inc.*	281	3,948
Park National Corp.	23	3,943
Four Corners Property Trust, Inc. REIT	145	3,935
Bancorp, Inc.*	73	3,842
Acadia Realty Trust REIT	159	3,841
Enova International, Inc.*	40	3,835
TowneBank	111	3,781
Sunstone Hotel Investors, Inc. REIT	318	3,765
Pacific Premier Bancorp, Inc.	151	3,763
Goosehead Insurance, Inc. — Class A*	35	3,753
Provident Financial Services, Inc.	198	3,736
Flagstar Financial, Inc.	399	3,723
LXP Industrial Trust REIT	455	3,695
First Merchants Corp.	92	3,670
Seacoast Banking Corporation of Florida	133	3,661
BancFirst Corp.	31	3,633
Banner Corp.	54	3,606

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
NBT Bancorp, Inc.	73	$3,486
Independent Bank Group, Inc.	57	3,458
Curbline Properties Corp. REIT	148	3,437
Renasant Corp.	96	3,432
Trustmark Corp.	96	3,396
Banc of California, Inc.	219	3,386
WaFd, Inc.	105	3,385
Retail Opportunity Investments Corp. REIT	195	3,385
Compass, Inc. — Class A*	575	3,364
Enterprise Financial Services Corp.	58	3,271
InvenTrust Properties Corp. REIT	107	3,224
Cleanspark, Inc.*	349	3,214
Triumph Financial, Inc.*	35	3,181
OFG Bancorp	73	3,089
Skyward Specialty Insurance Group, Inc.*	59	2,982
Lemonade, Inc.*	81	2,971
DiamondRock Hospitality Co. REIT	329	2,971
WesBanco, Inc.	91	2,961
Pathward Financial, Inc.	40	2,943
Innovative Industrial Properties, Inc. REIT	44	2,932
Stewart Information Services Corp.	43	2,902
FB Financial Corp.	56	2,885
Stock Yards Bancorp, Inc.	40	2,864
Mercury General Corp.	42	2,792
LendingClub Corp.*	172	2,785
First Bancorp	63	2,770
Farmer Mac — Class C	14	2,757
City Holding Co.	23	2,725
First Commonwealth Financial Corp.	159	2,690
Newmark Group, Inc. — Class A	210	2,690
Lakeland Financial Corp.	39	2,682
Northwest Bancshares, Inc.	201	2,651
Hut 8 Corp.*	126	2,582
St. Joe Co.	57	2,561
Horace Mann Educators Corp.	65	2,550
Pebblebrook Hotel Trust REIT	188	2,547
Bank of NT Butterfield & Son Ltd.	69	2,522
Trupanion, Inc.*	52	2,506
National Bank Holdings Corp. — Class A	58	2,497
RLJ Lodging Trust REIT	240	2,450
Virtus Investment Partners, Inc.	11	2,426
Compass Diversified Holdings	105	2,423
SiriusPoint Ltd.*	146	2,393
Xenia Hotels & Resorts, Inc. REIT	161	2,392
Getty Realty Corp. REIT	78	2,350
Nelnet, Inc. — Class A	22	2,350
LTC Properties, Inc. REIT	68	2,349
Sandy Spring Bancorp, Inc.	69	2,326
WisdomTree, Inc.	220	2,310
S&T Bancorp, Inc.	60	2,293
Global Net Lease, Inc. REIT	314	2,292
Customers Bancorp, Inc.*	47	2,288
Veritex Holdings, Inc.	83	2,254
Hope Bancorp, Inc.	183	2,249
Nicolet Bankshares, Inc.	21	2,203
TriCo Bancshares	50	2,185
Stellar Bancorp, Inc.	77	2,183
Empire State Realty Trust, Inc. — Class A REIT	211	2,178
Live Oak Bancshares, Inc.	55	2,175
Elme Communities REIT	139	2,123
Westamerica BanCorp	40	2,098
QCR Holdings, Inc.	26	2,097
Hilltop Holdings, Inc.	73	2,090
Veris Residential, Inc. REIT	124	2,062
Uniti Group, Inc. REIT	374	2,057
Terawulf, Inc.*	363	2,055
Employers Holdings, Inc.	40	2,049
Alexander & Baldwin, Inc. REIT	115	2,040
Apartment Investment and Management Co. — Class A REIT*	224	2,036
JBG SMITH Properties REIT	131	2,014
Ladder Capital Corp. — Class A REIT	179	2,003
American Assets Trust, Inc. REIT	76	1,996
First Busey Corp.	84	1,980
Perella Weinberg Partners	83	1,979
Apollo Commercial Real Estate Finance, Inc. REIT	225	1,949
Two Harbors Investment Corp. REIT	164	1,940
Berkshire Hills Bancorp, Inc.	68	1,933
UMH Properties, Inc. REIT	101	1,907
Safety Insurance Group, Inc.	23	1,895
Pagseguro Digital Ltd. — Class A*	297	1,859
German American Bancorp, Inc.	45	1,810
Kennedy-Wilson Holdings, Inc.	179	1,788
Piedmont Office Realty Trust, Inc. — Class A REIT	195	1,784
Chimera Investment Corp. REIT	127	1,778
Cannae Holdings, Inc.	89	1,768
Encore Capital Group, Inc.*	37	1,767
Peoples Bancorp, Inc.	55	1,743
Ready Capital Corp. REIT	255	1,739
Easterly Government Properties, Inc. REIT	153	1,738
Preferred Bank/Los Angeles CA	20	1,728
PennyMac Mortgage Investment Trust REIT	137	1,725
Dime Community Bancshares, Inc.	56	1,721
1st Source Corp.	29	1,693
First Bancshares, Inc.	48	1,680
Navient Corp.	124	1,648
OceanFirst Financial Corp.	91	1,647
NETSTREIT Corp.	116	1,641
MFA Financial, Inc. REIT	161	1,641
Brookline Bancorp, Inc.	139	1,640
Franklin BSP Realty Trust, Inc. REIT	129	1,618
Ellington Financial, Inc. REIT	130	1,576
AMERISAFE, Inc.	30	1,546
Origin Bancorp, Inc.	46	1,531
Coastal Financial Corp.*	18	1,528
Centerspace REIT	23	1,521
Safehold, Inc. REIT	82	1,515

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
HCI Group, Inc.	13	$1,515
NexPoint Residential Trust, Inc. REIT	36	1,503
Brandywine Realty Trust REIT	267	1,495
Enact Holdings, Inc.	46	1,489
Bank First Corp.	15	1,486
eXp World Holdings, Inc.	128	1,473
Redfin Corp.*	185	1,456
ARMOUR Residential REIT, Inc.	77	1,452
Paramount Group, Inc. REIT	291	1,438
Premier Financial Corp.	56	1,432
Southside Bancshares, Inc.	45	1,429
Byline Bancorp, Inc.	49	1,421
Marcus & Millichap, Inc.	37	1,416
Fidelis Insurance Holdings Ltd.	76	1,378
Redwood Trust, Inc. REIT	208	1,358
Univest Financial Corp.	46	1,357
Tompkins Financial Corp.	20	1,357
First Mid Bancshares, Inc.	36	1,326
Heritage Financial Corp.	54	1,323
ConnectOne Bancorp, Inc.	57	1,306
Dynex Capital, Inc. REIT	101	1,278
PRA Group, Inc.*	61	1,274
ProAssurance Corp.*	80	1,273
Community Trust Bancorp, Inc.	24	1,273
Cipher Mining, Inc.*	272	1,262
Burke & Herbert Financial Services Corp.	20	1,247
Old Second Bancorp, Inc.	69	1,227
Eagle Bancorp, Inc.	47	1,223
Central Pacific Financial Corp.	42	1,220
F&G Annuities & Life, Inc.	29	1,202
Hamilton Insurance Group Ltd. — Class B*	62	1,180
Acadian Asset Management, Inc.	44	1,159
Capitol Federal Financial, Inc.	196	1,158
FTAI Infrastructure, Inc.	159	1,154
BrightSpire Capital, Inc. REIT	204	1,151
SITE Centers Corp. REIT	74	1,131
Summit Hotel Properties, Inc. REIT	165	1,130
First Community Bankshares, Inc.	27	1,124
Plymouth Industrial REIT, Inc.	63	1,121
Mercantile Bank Corp.	25	1,112
Hanmi Financial Corp.	47	1,110
NB Bancorp, Inc.*	61	1,102
Horizon Bancorp, Inc.	68	1,095
Whitestone REIT — Class B	77	1,091
CrossFirst Bankshares, Inc.*	72	1,091
Independent Bank Corp.	31	1,080
Armada Hoffler Properties, Inc. REIT	105	1,074
Orrstown Financial Services, Inc.	29	1,062
CBL & Associates Properties, Inc. REIT	36	1,059
Amerant Bancorp, Inc.	47	1,053
Dave, Inc.*	12	1,043
International Money Express, Inc.*	50	1,042
Gladstone Commercial Corp. REIT	63	1,023
Root, Inc. — Class A*	14	1,016
Patria Investments Ltd. — Class A	87	1,012
Northeast Bank	11	1,009
Brookfield Business Corp. — Class A	41	995
Metropolitan Bank Holding Corp.*	17	993
Merchants Bancorp	27	985
Camden National Corp.	23	983
Business First Bancshares, Inc.	38	977
Equity Bancshares, Inc. — Class A	23	976
TrustCo Bank Corporation NY	29	966
KKR Real Estate Finance Trust, Inc. REIT	93	939
United Fire Group, Inc.	33	939
Amalgamated Financial Corp.	28	937
Metrocity Bankshares, Inc.	29	927
Republic Bancorp, Inc. — Class A	13	908
Heritage Commerce Corp.	94	882
Esquire Financial Holdings, Inc.	11	874
New York Mortgage Trust, Inc. REIT	143	867
Southern Missouri Bancorp, Inc.	15	861
Ambac Financial Group, Inc.*	68	860
Washington Trust Bancorp, Inc.	27	846
Great Southern Bancorp, Inc.	14	836
Tiptree, Inc. — Class A	40	834
Peapack-Gladstone Financial Corp.	26	833
P10, Inc. — Class A	66	832
First Financial Corp.	18	831
Hippo Holdings, Inc.*	31	830
Farmland Partners, Inc. REIT	69	811
NerdWallet, Inc. — Class A*	61	811
Farmers National Banc Corp.	57	811
Community Healthcare Trust, Inc. REIT	42	807
Capital City Bank Group, Inc.	22	806
Midland States Bancorp, Inc.	33	805
Universal Insurance Holdings, Inc.	38	800
GCM Grosvenor, Inc. — Class A	65	798
CNB Financial Corp.	32	796
Diversified Healthcare Trust REIT	344	791
Selectquote, Inc.*	211	785
Five Star Bancorp	26	782
HomeTrust Bancshares, Inc.	23	775
SmartFinancial, Inc.	25	775
Peoples Financial Services Corp.	15	768
TPG RE Finance Trust, Inc. REIT	90	765
Shore Bancshares, Inc.	48	761
Arrow Financial Corp.	26	746
Universal Health Realty Income Trust REIT	20	744
Global Medical REIT, Inc.	96	741
Bar Harbor Bankshares	24	734
Northfield Bancorp, Inc.	62	721
NET Lease Office Properties REIT*	23	718
HarborOne Bancorp, Inc.	60	710

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Mid Penn Bancorp, Inc.	24	$692
Real Brokerage, Inc.*	150	690
CTO Realty Growth, Inc. REIT	35	690
One Liberty Properties, Inc. REIT	25	681
Chatham Lodging Trust REIT	76	680
Columbia Financial, Inc.*	43	680
Alerus Financial Corp.	35	673
MidWestOne Financial Group, Inc.	23	670
Service Properties Trust REIT	260	660
South Plains Financial, Inc.	19	660
Saul Centers, Inc. REIT	17	660
Financial Institutions, Inc.	24	655
Hudson Pacific Properties, Inc. REIT	216	655
Orchid Island Capital, Inc. REIT[1]	84	654
FRP Holdings, Inc.*	21	643
Peakstone Realty Trust REIT	58	642
Carter Bankshares, Inc.*	36	633
California BanCorp*	38	629
Northrim BanCorp, Inc.	8	624
Diamond Hill Investment Group, Inc.	4	620
LendingTree, Inc.*	16	620
Invesco Mortgage Capital, Inc. REIT	77	620
Greenlight Capital Re Ltd. — Class A*	44	616
Claros Mortgage Trust, Inc.	136	615
Flushing Financial Corp.	43	614
Third Coast Bancshares, Inc.*	18	611
Kearny Financial Corp.	86	609
Sierra Bancorp	21	607
Alexander’s, Inc. REIT	3	600
Bank of Marin Bancorp	25	594
Enterprise Bancorp, Inc.	15	593
Farmers & Merchants Bancorp Incorporated/Archbold OH	20	589
Gladstone Land Corp. REIT	53	575
World Acceptance Corp.*	5	562
First Business Financial Services, Inc.	12	555
RBB Bancorp	27	553
West BanCorp, Inc.	25	541
Bit Digital, Inc.*	184	539
Community West Bancshares	27	523
ACNB Corp.	13	518
Anywhere Real Estate, Inc.*	155	511
American Coastal Insurance Corp.*	38	512
First Foundation, Inc.	82	509
Home Bancorp, Inc.	11	508
Hingham Institution For Savings	2	508
Civista Bancshares, Inc.	24	505
Atlanticus Holdings Corp.*	9	502
RMR Group, Inc. — Class A	24	495
Ares Commercial Real Estate Corp. REIT	84	495
Unity Bancorp, Inc.	11	480
Southern First Bancshares, Inc.*	12	477
Investors Title Co.	2	474
NewtekOne, Inc.	37	472
First Internet Bancorp	13	468
First Bancorp, Inc.	17	465
Northeast Community Bancorp, Inc.	19	465
First Bank/Hamilton NJ	33	464
BayCom Corp.	17	456
MBIA, Inc.*	70	452
FS Bancorp, Inc.	11	452
Guaranty Bancshares, Inc.	13	450
Orange County Bancorp, Inc.	8	445
Legacy Housing Corp.*	18	444
Postal Realty Trust, Inc. — Class A REIT	34	444
Citizens Financial Services, Inc.	7	443
Regional Management Corp.	13	442
HBT Financial, Inc.	20	438
Heritage Insurance Holdings, Inc.*	36	436
Southern States Bancshares, Inc.	13	433
Bridgewater Bancshares, Inc.*	32	432
Citizens & Northern Corp.	23	428
Capital Bancorp, Inc.	15	428
Plumas Bancorp	9	425
Colony Bankcorp, Inc.	26	420
Chicago Atlantic Real Estate Finance, Inc. REIT	27	416
John Marshall Bancorp, Inc.	20	402
First of Long Island Corp.	34	397
ChoiceOne Financial Services, Inc.	11	392
Bowhead Specialty Holdings, Inc.*	11	391
Ponce Financial Group, Inc.*	30	390
Red River Bancshares, Inc.	7	378
Industrial Logistics Properties Trust REIT	103	376
Primis Financial Corp.	32	373
MVB Financial Corp.	18	373
Donegal Group, Inc. — Class A	24	371
Timberland Bancorp, Inc.	12	366
Waterstone Financial, Inc.	26	349
Parke Bancorp, Inc.	17	349
PCB Bancorp	17	344
Fidelity D&D Bancorp, Inc.	7	342
City Office REIT, Inc.	61	337
Alpine Income Property Trust, Inc. REIT	20	336
HomeStreet, Inc.*	29	331
Orion Office REIT, Inc.	89	330
Investar Holding Corp.	15	329
FVCBankcorp, Inc.*	26	327
Norwood Financial Corp.	12	326
BRT Apartments Corp. REIT	18	325
Blue Foundry Bancorp*	33	324
Oak Valley Bancorp	11	322
NexPoint Diversified Real Estate Trust REIT	52	317
Braemar Hotels & Resorts, Inc. REIT	104	312
Bankwell Financial Group, Inc.	10	311
Middlefield Banc Corp.	11	309
Onity Group, Inc.*	10	307
Greene County Bancorp, Inc.	11	305
LCNB Corp.	20	303
USCB Financial Holdings, Inc.	17	302

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
AG Mortgage Investment Trust, Inc. REIT	45	$299
RE/MAX Holdings, Inc. — Class A*	28	299
Provident Bancorp, Inc.*	25	285
BCB Bancorp, Inc.	24	284
Franklin Street Properties Corp. REIT	154	282
Medallion Financial Corp.	30	282
Bank7 Corp.	6	280
Crawford & Co. — Class A	24	277
Silvercrest Asset Management Group, Inc. — Class A	15	276
Princeton Bancorp, Inc.	8	275
Velocity Financial, Inc.*	14	274
Virginia National Bankshares Corp.	7	267
Maui Land & Pineapple Company, Inc.*	12	264
LINKBANCORP, Inc.	35	262
Seven Hills Realty Trust REIT	20	262
National Bankshares, Inc.	9	258
First Western Financial, Inc.*	13	254
ESSA Bancorp, Inc.	13	254
Chemung Financial Corp.	5	244
First Financial Northwest, Inc.	11	239
James River Group Holdings Ltd.	49	239
Maiden Holdings Ltd.*	139	235
AlTi Global, Inc.*	53	234
Ames National Corp.	14	230
Advanced Flower Capital, Inc. REIT	27	225
OppFi, Inc.	29	222
Granite Point Mortgage Trust, Inc. REIT	79	220
Peoples Bancorp of North Carolina, Inc.	7	219
Sky Harbour Group Corp.*	18	215
Pioneer Bancorp, Inc.*	18	207
Nexpoint Real Estate Finance, Inc. REIT	13	204
Star Holdings*	20	195
NI Holdings, Inc.*	12	188
Stratus Properties, Inc.*	9	187
Angel Oak Mortgage REIT, Inc.	19	176
Forge Global Holdings, Inc.*	181	168
Kingsway Financial Services, Inc.*	20	167
Sterling Bancorp, Inc.*	34	162
Paysign, Inc.*	52	157
B Riley Financial, Inc.	32	147
Consumer Portfolio Services, Inc.*	13	141
Sunrise Realty Trust, Inc. REIT	9	127
Strawberry Fields REIT, Inc.	9	95
GoHealth, Inc. — Class A*	7	94
Clipper Realty, Inc. REIT	19	87
SWK Holdings Corp.*	5	79
Transcontinental Realty Investors, Inc.*	2	60
Roadzen, Inc.*	24	52
Offerpad Solutions, Inc.*	16	46
American Realty Investors, Inc.*	2	29
Total Financial		1,028,437
Consumer, Non-cyclical - 12.1%
Sprouts Farmers Market, Inc.*	157	19,950
Insmed, Inc.*	268	18,503
Vaxcyte, Inc.*	187	15,308
HealthEquity, Inc.*	133	12,761
Ensign Group, Inc.	87	11,559
Glaukos Corp.*	77	11,545
REVOLUTION Medicines, Inc.*	259	11,329
Lantheus Holdings, Inc.*	107	9,572
Halozyme Therapeutics, Inc.*	195	9,323
Merit Medical Systems, Inc.*	90	8,705
Blueprint Medicines Corp.*	99	8,635
Madrigal Pharmaceuticals, Inc.*	27	8,331
Herc Holdings, Inc.	44	8,331
Cytokinetics, Inc.*	176	8,279
Primo Brands Corp. — Class A	249	7,662
RadNet, Inc.*	104	7,263
Alkermes plc*	251	7,219
Crinetics Pharmaceuticals, Inc.*	138	7,056
Stride, Inc.*	67	6,963
Integer Holdings Corp.*	52	6,891
TG Therapeutics, Inc.*	220	6,622
Cal-Maine Foods, Inc.	64	6,587
Brink’s Co.	69	6,401
Corcept Therapeutics, Inc.*	127	6,400
Option Care Health, Inc.*	269	6,241
CBIZ, Inc.*	76	6,219
Verra Mobility Corp.*	256	6,190
Haemonetics Corp.*	79	6,168
Krystal Biotech, Inc.*	39	6,110
Bridgebio Pharma, Inc.*	222	6,092
Prestige Consumer Healthcare, Inc.*	78	6,091
ADMA Biologics, Inc.*	355	6,088
Guardant Health, Inc.*	186	5,682
Simply Good Foods Co.*	144	5,613
Korn Ferry	82	5,531
GEO Group, Inc.*	196	5,484
PTC Therapeutics, Inc.*	120	5,417
PROCEPT BioRobotics Corp.*	67	5,395
Lancaster Colony Corp.	31	5,367
Adtalem Global Education, Inc.*	59	5,360
ICU Medical, Inc.*	34	5,276
Arcellx, Inc.*	68	5,215
Remitly Global, Inc.*	229	5,169
ABM Industries, Inc.	100	5,118
WD-40 Co.	21	5,096
Novocure Ltd.*	168	5,006
Biohaven Ltd.*	134	5,005
Avidity Biosciences, Inc.*	170	4,944
Axsome Therapeutics, Inc.*	57	4,823
Rhythm Pharmaceuticals, Inc.*	86	4,814
Veracyte, Inc.*	121	4,792
CorVel Corp.*	42	4,673
Scholar Rock Holding Corp.*	108	4,668
Alight, Inc. — Class A	664	4,595
TriNet Group, Inc.	50	4,538
Alarm.com Holdings, Inc.*	74	4,499
Payoneer Global, Inc.*	443	4,448
iRhythm Technologies, Inc.*	49	4,418
Insperity, Inc.	57	4,418
Graham Holdings Co. — Class B	5	4,360

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Amicus Therapeutics, Inc.*	459	$4,324
Inari Medical, Inc.*	83	4,237
Twist Bioscience Corp.*	91	4,229
Nuvalent, Inc. — Class A*	54	4,227
Neogen Corp.*	344	4,176
Vericel Corp.*	76	4,173
Oscar Health, Inc. — Class A*	304	4,086
Denali Therapeutics, Inc.*	196	3,994
LivaNova plc*	86	3,983
Flywire Corp.*	190	3,918
SpringWorks Therapeutics, Inc.*	108	3,902
Inter Parfums, Inc.	29	3,814
Patterson Companies, Inc.	123	3,796
CoreCivic, Inc.*	174	3,783
J & J Snack Foods Corp.	24	3,723
Laureate Education, Inc. — Class A*	203	3,713
Tandem Diabetes Care, Inc.*	102	3,674
Catalyst Pharmaceuticals, Inc.*	175	3,652
StoneCo Ltd. — Class A*	448	3,571
Protagonist Therapeutics, Inc.*	92	3,551
Arrowhead Pharmaceuticals, Inc.*	188	3,534
EVERTEC, Inc.	102	3,522
Huron Consulting Group, Inc.*	28	3,479
ACADIA Pharmaceuticals, Inc.*	189	3,468
ICF International, Inc.	29	3,457
Addus HomeCare Corp.*	27	3,384
Concentra Group Holdings Parent, Inc.	171	3,382
CONMED Corp.	49	3,354
Ideaya Biosciences, Inc.*	129	3,315
NeoGenomics, Inc.*	201	3,312
Strategic Education, Inc.	35	3,270
Geron Corp.*	908	3,214
Tarsus Pharmaceuticals, Inc.*	58	3,211
Omnicell, Inc.*	72	3,206
Select Medical Holdings Corp.	168	3,167
LiveRamp Holdings, Inc.*	103	3,128
TransMedics Group, Inc.*	50	3,118
Edgewise Therapeutics, Inc.*	114	3,044
Beam Therapeutics, Inc.*	121	3,001
Dyne Therapeutics, Inc.*	127	2,992
Akero Therapeutics, Inc.*	107	2,977
LeMaitre Vascular, Inc.	32	2,949
Iovance Biotherapeutics, Inc.*	396	2,930
Agios Pharmaceuticals, Inc.*	89	2,925
Ligand Pharmaceuticals, Inc. — Class B*	27	2,893
Supernus Pharmaceuticals, Inc.*	79	2,857
Kymera Therapeutics, Inc.*	70	2,816
Marqeta, Inc. — Class A*	730	2,767
PROG Holdings, Inc.	65	2,747
Perdoceo Education Corp.	103	2,726
Chefs’ Warehouse, Inc.*	55	2,713
Central Garden & Pet Co. — Class A*	82	2,710
UFP Technologies, Inc.*	11	2,690
MannKind Corp.*	415	2,668
Dynavax Technologies Corp.*	208	2,656
Recursion Pharmaceuticals, Inc. — Class A*,1	390	2,636
TreeHouse Foods, Inc.*	75	2,635
Edgewell Personal Care Co.	78	2,621
Apogee Therapeutics, Inc.*	57	2,582
Vera Therapeutics, Inc.*	61	2,580
Celldex Therapeutics, Inc.*	102	2,578
Mirum Pharmaceuticals, Inc.*	62	2,564
Surgery Partners, Inc.*	121	2,562
United Natural Foods, Inc.*	93	2,540
John Wiley & Sons, Inc. — Class A	57	2,491
Upbound Group, Inc.	85	2,479
Summit Therapeutics, Inc.*	138	2,463
BioCryst Pharmaceuticals, Inc.*	326	2,452
Integra LifeSciences Holdings Corp.*	108	2,450
Teladoc Health, Inc.*	268	2,436
Janux Therapeutics, Inc.*	44	2,356
Arcutis Biotherapeutics, Inc.*	167	2,326
AtriCure, Inc.*	75	2,292
Vita Coco Company, Inc.*	62	2,288
Immunovant, Inc.*	92	2,279
Amphastar Pharmaceuticals, Inc.*	61	2,265
Xencor, Inc.*	94	2,160
Helen of Troy Ltd.*	36	2,154
National Healthcare Corp.	20	2,151
Astrana Health, Inc.*	68	2,144
US Physical Therapy, Inc.	24	2,129
CG oncology, Inc.*	74	2,122
Progyny, Inc.*	123	2,122
Ocular Therapeutix, Inc.*	245	2,092
Universal Corp.	38	2,084
Praxis Precision Medicines, Inc.*	27	2,078
Andersons, Inc.	51	2,066
Travere Therapeutics, Inc.*	116	2,021
Amneal Pharmaceuticals, Inc.*	251	1,988
Cimpress plc*	27	1,936
Arvinas, Inc.*	101	1,936
Myriad Genetics, Inc.*	141	1,933
Vital Farms, Inc.*	51	1,922
Viridian Therapeutics, Inc.*	99	1,898
STAAR Surgical Co.*	78	1,895
Aurinia Pharmaceuticals, Inc.*	210	1,886
Embecta Corp.	91	1,879
CRA International, Inc.	10	1,872
Inmode Ltd.*	112	1,870
RxSight, Inc.*	54	1,857
Ardelyx, Inc.*	366	1,856
WK Kellogg Co.	103	1,853
Coursera, Inc.*	217	1,845
Artivion, Inc.*	63	1,801
MiMedx Group, Inc.*	187	1,799
Novavax, Inc.*	223	1,793
Nurix Therapeutics, Inc.*	95	1,790
Intellia Therapeutics, Inc.*	152	1,772
Weis Markets, Inc.	26	1,761
First Advantage Corp.*	94	1,761
Fresh Del Monte Produce, Inc.	53	1,760
Pediatrix Medical Group, Inc.*	133	1,745
Barrett Business Services, Inc.	40	1,738
Syndax Pharmaceuticals, Inc.*	130	1,719
CareDx, Inc.*	79	1,691
Arlo Technologies, Inc.*	150	1,678
Quanex Building Products Corp.	69	1,673

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Harmony Biosciences Holdings, Inc.*	48	$1,652
Disc Medicine, Inc.*	26	1,648
Kforce, Inc.	29	1,644
Turning Point Brands, Inc.	27	1,623
Utz Brands, Inc.	103	1,613
Harrow, Inc.*	48	1,610
ANI Pharmaceuticals, Inc.*	29	1,603
Dole plc	118	1,598
Universal Technical Institute, Inc.*	62	1,594
Deluxe Corp.	70	1,581
National Beverage Corp.	37	1,579
Soleno Therapeutics, Inc.*	35	1,573
Owens & Minor, Inc.*	119	1,555
Avadel Pharmaceuticals plc*	146	1,534
AdaptHealth Corp.*	160	1,523
Brookdale Senior Living, Inc. — Class A*	302	1,519
Driven Brands Holdings, Inc.*	94	1,517
Innoviva, Inc.*	87	1,509
WaVe Life Sciences Ltd.*	122	1,509
Legalzoom.com, Inc.*	199	1,494
Alphatec Holdings, Inc.*	162	1,487
Ingles Markets, Inc. — Class A	23	1,482
Transcat, Inc.*	14	1,480
Collegium Pharmaceutical, Inc.*	51	1,461
GeneDx Holdings Corp.*	19	1,460
BrightView Holdings, Inc.*	91	1,455
BioLife Solutions, Inc.*	56	1,454
BrightSpring Health Services, Inc.*	85	1,448
AMN Healthcare Services, Inc.*	60	1,435
Heidrick & Struggles International, Inc.	32	1,418
Neumora Therapeutics, Inc.*	133	1,410
LifeStance Health Group, Inc.*	188	1,386
Pursuit Attractions and Hospitality, Inc.*	32	1,360
Pacira BioSciences, Inc.*	72	1,357
Healthcare Services Group, Inc.*	116	1,347
Krispy Kreme, Inc.	135	1,341
Rocket Pharmaceuticals, Inc.*	104	1,307
Matthews International Corp. — Class A	47	1,301
Zymeworks, Inc.*	88	1,288
Arcus Biosciences, Inc.*	86	1,281
Spyre Therapeutics, Inc.*	55	1,280
Udemy, Inc.*	151	1,243
Cytek Biosciences, Inc.*	191	1,240
Enliven Therapeutics, Inc.*	55	1,238
Anavex Life Sciences Corp.*,1	115	1,235
Hackett Group, Inc.	40	1,229
Pennant Group, Inc.*	46	1,220
John B Sanfilippo & Son, Inc.	14	1,220
Avid Bioservices, Inc.*	98	1,210
Pliant Therapeutics, Inc.*	90	1,185
ArriVent Biopharma, Inc.*	44	1,172
Kiniksa Pharmaceuticals International plc*	59	1,167
Monro, Inc.	47	1,166
Avanos Medical, Inc.*	72	1,146
Cogent Biosciences, Inc.*	145	1,131
Moneylion, Inc.*	13	1,118
SunOpta, Inc.*	145	1,116
Axogen, Inc.*	67	1,104
Adaptive Biotechnologies Corp.*	183	1,097
Castle Biosciences, Inc.*	41	1,093
Repay Holdings Corp.*	143	1,091
Mister Car Wash, Inc.*	148	1,079
Liquidia Corp.*	91	1,070
Herbalife Ltd.*	158	1,057
Day One Biopharmaceuticals, Inc.*	82	1,039
Poseida Therapeutics, Inc.*	108	1,037
Vir Biotechnology, Inc.*	141	1,035
Sezzle, Inc.*	4	1,023
89bio, Inc.*	128	1,001
Kura Oncology, Inc.*	114	993
Mission Produce, Inc.*	69	992
SpartanNash Co.	54	989
Ironwood Pharmaceuticals, Inc. — Class A*	223	988
Cullinan Therapeutics, Inc.*	81	987
Evolus, Inc.*	87	961
Replimune Group, Inc.*	79	957
Maravai LifeSciences Holdings, Inc. — Class A*	174	948
Cross Country Healthcare, Inc.*	52	944
Prothena Corporation plc*	67	928
Orthofix Medical, Inc.*	53	925
agilon health, Inc.*	483	918
SI-BONE, Inc.*	64	897
Green Dot Corp. — Class A*	84	894
Varex Imaging Corp.*	61	890
Carriage Services, Inc. — Class A	22	877
Honest Company, Inc.*	126	873
Paysafe Ltd.*	51	872
Surmodics, Inc.*	22	871
Omeros Corp.*	88	869
Hain Celestial Group, Inc.*	141	867
MGP Ingredients, Inc.	22	866
Immunome, Inc.*	81	860
Cass Information Systems, Inc.	21	859
B&G Foods, Inc.	123	847
Ennis, Inc.	40	844
Dianthus Therapeutics, Inc.*	38	828
ARS Pharmaceuticals, Inc.*	78	823
ZipRecruiter, Inc. — Class A*	113	818
PACS Group, Inc.*	62	813
Altimmune, Inc.*	112	808
Mind Medicine MindMed, Inc.*	113	787
Pacific Biosciences of California, Inc.*	428	783
ORIC Pharmaceuticals, Inc.*	97	783
Cargo Therapeutics, Inc.*	54	779
ACCO Brands Corp.	147	772
KinderCare Learning Companies, Inc.*	43	765
Paragon 28, Inc.*	74	764
Willdan Group, Inc.*	20	762
Nuvation Bio, Inc.*	283	753
OPKO Health, Inc.*	510	750
Xeris Biopharma Holdings, Inc.*	221	749
Tourmaline Bio, Inc.*	36	730
Keros Therapeutics, Inc.*	46	728
Arbutus Biopharma Corp.*	220	719
iRadimed Corp.	13	715

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Hertz Global Holdings, Inc.*	193	$706
CorMedix, Inc.*	87	705
Humacyte, Inc.*	139	702
Erasca, Inc.*	278	698
MaxCyte, Inc.*	165	686
Kelly Services, Inc. — Class A	49	683
Annexon, Inc.*	133	682
DocGo, Inc.*	160	678
Franklin Covey Co.*	18	676
Entrada Therapeutics, Inc.*	39	674
Phibro Animal Health Corp. — Class A	32	672
Septerna, Inc.*	29	664
Calavo Growers, Inc.	26	663
Esperion Therapeutics, Inc.*,1	298	656
Lincoln Educational Services Corp.*	41	649
Relay Therapeutics, Inc.*	157	647
USANA Health Sciences, Inc.*	18	646
Limoneira Co.	26	636
Astria Therapeutics, Inc.*	71	635
Seneca Foods Corp. — Class A*	8	634
Tactile Systems Technology, Inc.*	37	634
Verve Therapeutics, Inc.*	112	632
Akebia Therapeutics, Inc.*	328	623
Bioventus, Inc. — Class A*	59	620
Stoke Therapeutics, Inc.*	56	618
Nano-X Imaging Ltd.*	85	612
Arcturus Therapeutics Holdings, Inc.*	36	611
Enhabit, Inc.*	78	609
Quanterix Corp.*	57	606
OrthoPediatrics Corp.*	26	603
Aura Biosciences, Inc.*	73	600
Zimvie, Inc.*	43	600
Natural Grocers by Vitamin Cottage, Inc.	15	596
Community Health Systems, Inc.*	198	592
Fulgent Genetics, Inc.*	32	591
EyePoint Pharmaceuticals, Inc.*	79	589
Distribution Solutions Group, Inc.*	17	585
Central Garden & Pet Co.*	15	582
LENZ Therapeutics, Inc.	20	577
UroGen Pharma Ltd.*	54	575
Treace Medical Concepts, Inc.*	77	573
ImmunityBio, Inc.*	223	571
REGENXBIO, Inc.*	73	564
Mineralys Therapeutics, Inc.*	45	554
Capricor Therapeutics, Inc.*	40	552
Zevra Therapeutics, Inc.*	66	550
AngioDynamics, Inc.*	60	550
Theravance Biopharma, Inc.*	58	546
American Public Education, Inc.*	25	539
Tejon Ranch Co.*	33	525
Bicara Therapeutics, Inc.*	30	523
OmniAb, Inc.*	145	513
Avita Medical, Inc.*	40	512
KalVista Pharmaceuticals, Inc.*	60	508
Kodiak Sciences, Inc.*	51	507
Pulse Biosciences, Inc.*	29	505
Terns Pharmaceuticals, Inc.*	91	504
Target Hospitality Corp.*	52	503
Revance Therapeutics, Inc.*	164	499
Spire Global, Inc.*	35	492
Celcuity, Inc.*	37	484
Savara, Inc.*	153	470
Sage Therapeutics, Inc.*	85	462
Fulcrum Therapeutics, Inc.*	98	461
Rigel Pharmaceuticals, Inc.*	27	454
Y-mAbs Therapeutics, Inc.*	58	454
Village Super Market, Inc. — Class A	14	446
Tyra Biosciences, Inc.*	32	445
4D Molecular Therapeutics, Inc.*	79	440
SIGA Technologies, Inc.	73	439
Phathom Pharmaceuticals, Inc.*	54	438
Cerus Corp.*	284	437
Taysha Gene Therapies, Inc.*	252	436
Resources Connection, Inc.	51	435
Viemed Healthcare, Inc.*	54	433
Vanda Pharmaceuticals, Inc.*	90	431
CompoSecure, Inc. — Class A	28	429
Quantum-Si, Inc.*	158	427
National Research Corp. — Class A	24	423
Aquestive Therapeutics, Inc.*	117	417
Mama’s Creations, Inc.*	52	414
Voyager Therapeutics, Inc.*	73	414
AnaptysBio, Inc.*	31	410
Atea Pharmaceuticals, Inc.*	122	409
ChromaDex Corp.*	77	409
OraSure Technologies, Inc.*	113	408
Pulmonx Corp.*	60	407
TrueBlue, Inc.*	48	403
Aldeyra Therapeutics, Inc.*	79	394
Accolade, Inc.*	114	390
Jasper Therapeutics, Inc.*	18	385
Custom Truck One Source, Inc.*	80	385
Trevi Therapeutics, Inc.*	93	383
Korro Bio, Inc.*	10	381
Olaplex Holdings, Inc.*	219	379
Anika Therapeutics, Inc.*	23	379
Blade Air Mobility, Inc.*	89	378
Semler Scientific, Inc.*	7	378
Aveanna Healthcare Holdings, Inc.*	82	375
MeiraGTx Holdings plc*	61	372
Olema Pharmaceuticals, Inc.*	63	367
Neurogene, Inc.*	16	366
Organogenesis Holdings, Inc.*	114	365
ACELYRIN, Inc.*	115	361
Sera Prognostics, Inc. — Class A*	44	358
Allogene Therapeutics, Inc.*	166	354
European Wax Center, Inc. — Class A*	53	354
Beyond Meat, Inc.*	94	353
Cadiz, Inc.*	66	343
XOMA Royalty Corp.*	13	342
Priority Technology Holdings, Inc.*	29	341
Westrock Coffee Co.*	53	340

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Inogen, Inc.*	37	$339
Sana Biotechnology, Inc.*	208	339
Performant Healthcare, Inc.*	111	335
Monte Rosa Therapeutics, Inc.*	48	333
C4 Therapeutics, Inc.*	92	331
Absci Corp.*	126	330
Quad/Graphics, Inc.	47	328
Ardent Health Partners, Inc.*	19	325
Ocugen, Inc.*	403	324
Third Harmonic Bio, Inc.*	31	319
MacroGenics, Inc.*	97	315
iTeos Therapeutics, Inc.*	41	315
Nathan’s Famous, Inc.	4	314
Utah Medical Products, Inc.	5	307
Design Therapeutics, Inc.*	49	302
Medifast, Inc.*	17	300
Accuray, Inc.*	151	299
Forrester Research, Inc.*	19	298
Nature’s Sunshine Products, Inc.*	20	293
Alico, Inc.	11	285
Heron Therapeutics, Inc.*,1	185	283
Alta Equipment Group, Inc.	42	275
Zentalis Pharmaceuticals, Inc.*	90	273
Cardiff Oncology, Inc.*	62	269
Candel Therapeutics, Inc.*	31	269
Rapport Therapeutics, Inc.*	15	266
CVRx, Inc.*	21	266
Biote Corp. — Class A*	43	266
InfuSystem Holdings, Inc.*	31	262
Inhibrx Biosciences, Inc.*	17	262
Nektar Therapeutics*	281	261
Fate Therapeutics, Inc.*	158	261
Acacia Research Corp.*	60	260
BRC, Inc. — Class A*	82	260
Prime Medicine, Inc.*	89	260
Mersana Therapeutics, Inc.*	179	256
Larimar Therapeutics, Inc.*	66	255
Chegg, Inc.*	157	253
Lifecore Biomedical, Inc.*	34	253
NeuroPace, Inc.*	22	246
Coherus Biosciences, Inc.*	174	240
Alector, Inc.*	127	240
CPI Card Group, Inc.*	8	239
Sutro Biopharma, Inc.*	129	237
Perspective Therapeutics, Inc.*	74	236
Fennec Pharmaceuticals, Inc.*	37	234
Compass Therapeutics, Inc.*	161	233
Tango Therapeutics, Inc.*	75	232
MediWound Ltd.*	13	231
2seventy bio, Inc.*	77	226
Inozyme Pharma, Inc.*	81	224
Precigen, Inc.*	200	224
Artiva Biotherapeutics, Inc.*	22	222
ADC Therapeutics S.A.*	110	219
ModivCare, Inc.*	18	213
Nevro Corp.*	57	212
Ventyx Biosciences, Inc.*	96	210
SoundThinking, Inc.*	16	209
Verastem, Inc.*	40	207
Caribou Biosciences, Inc.*	130	207
Nkarta, Inc.*	83	207
HF Foods Group, Inc.*	63	202
Sanara Medtech, Inc.*	6	199
Puma Biotechnology, Inc.*	65	198
Cartesian Therapeutics, Inc.*	11	197
Stereotaxis, Inc.*	86	196
Quipt Home Medical Corp.*	64	195
X4 Pharmaceuticals, Inc.*	265	194
Zynex, Inc.*	24	192
Achieve Life Sciences, Inc.*	54	190
Corbus Pharmaceuticals Holdings, Inc.*	16	189
Foghorn Therapeutics, Inc.*	40	189
Atossa Therapeutics, Inc.*	199	188
Information Services Group, Inc.	56	187
Beauty Health Co.*	117	186
TScan Therapeutics, Inc.*	61	185
Enanta Pharmaceuticals, Inc.*	32	184
Joint Corp.*	17	181
Lifeway Foods, Inc.*	7	174
Biomea Fusion, Inc.*	44	171
ProKidney Corp.*	99	167
Editas Medicine, Inc.*	131	166
Alumis, Inc.*	21	165
Lyell Immunopharma, Inc.*	253	162
Contineum Therapeutics, Inc. — Class A*	11	161
scPharmaceuticals, Inc.*	45	159
Regulus Therapeutics, Inc.*	100	158
Waldencast plc — Class A*	39	157
Cabaletta Bio, Inc.*	68	154
Adverum Biotechnologies, Inc.*	33	154
Cassava Sciences, Inc.*,1	64	151
Ispire Technology, Inc.*	30	151
Orchestra BioMed Holdings, Inc.*	37	148
IGM Biosciences, Inc.*	24	147
Solid Biosciences, Inc.*	35	140
Veru, Inc.*	208	135
Harvard Bioscience, Inc.*	64	135
Lexicon Pharmaceuticals, Inc.*	181	134
Gyre Therapeutics, Inc.*	11	133
Applied Therapeutics, Inc.*	152	130
Nautilus Biotechnology, Inc.*	77	129
HireQuest, Inc.	9	127
Black Diamond Therapeutics, Inc.*	59	126
Bluebird Bio, Inc.*,1	15	125
Tenaya Therapeutics, Inc.*	87	124
Pyxis Oncology, Inc.*	77	120
Innovage Holding Corp.*	30	118
Lineage Cell Therapeutics, Inc.*	233	117
Emerald Holding, Inc.	24	116
Sonida Senior Living, Inc.*	5	115
XBiotech, Inc.*	29	115
Acrivon Therapeutics, Inc.*	19	114
Acumen Pharmaceuticals, Inc.*	66	114
AirSculpt Technologies, Inc.*	21	109
Lexeo Therapeutics, Inc.*	16	105
DLH Holdings Corp.*	13	104
HilleVax, Inc.*	50	104
FiscalNote Holdings, Inc.*	95	102
Greenwich Lifesciences, Inc.*	9	101
Kyverna Therapeutics, Inc.*	27	101
Akoya Biosciences, Inc.*	42	96
Forafric Global plc*	9	92
PepGen, Inc.*	24	91

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Inmune Bio, Inc.*	19	$89
Agenus, Inc.*	32	88
ALX Oncology Holdings, Inc.*	52	87
Ovid therapeutics, Inc.*	93	87
Climb Bio, Inc.*	46	83
Generation Bio Co.*	78	83
Fibrobiologics, Inc.*	40	80
Zura Bio Ltd.*	32	80
Skye Bioscience, Inc.*	27	76
Shattuck Labs, Inc.*	62	75
RAPT Therapeutics, Inc.*	47	74
Inovio Pharmaceuticals, Inc.*	40	73
Century Therapeutics, Inc.*	72	73
Werewolf Therapeutics, Inc.*	48	71
Cibus, Inc.*	24	67
Renovaro, Inc.*	77	64
Alto Neuroscience, Inc.*	14	59
Actinium Pharmaceuticals, Inc.*	47	59
Aerovate Therapeutics, Inc.*	21	56
Invivyd, Inc.*	125	55
Scilex Holding Co.*	113	48
Elevation Oncology, Inc.*	82	46
Galectin Therapeutics, Inc.*	32	41
Metagenomi, Inc.*	10	36
Tevogen Bio Holdings, Inc.*	34	35
MarketWise, Inc.	61	35
Q32 Bio, Inc.*	10	34
Telomir Pharmaceuticals, Inc.*	8	33
Boundless Bio, Inc.*	10	29
Prelude Therapeutics, Inc.*	21	27
Fractyl Health, Inc.*	12	25
Outlook Therapeutics, Inc.*	12	23
CervoMed, Inc.*	9	21
Verrica Pharmaceuticals, Inc.*	30	21
Lyra Therapeutics, Inc.*	76	16
Conduit Pharmaceuticals, Inc.*	36	2
Ligand Pharmaceuticals, Inc.*,†††	12	–
Ligand Pharmaceuticals, Inc.*,†††	12	–
Total Consumer, Non-cyclical		952,358
Industrial - 8.7%
Applied Industrial Technologies, Inc.	60	14,368
Mueller Industries, Inc.	175	13,888
Rocket Lab USA, Inc.*	545	13,881
Fluor Corp.*	267	13,169
Chart Industries, Inc.*	67	12,786
Fabrinet*	57	12,533
UFP Industries, Inc.	95	10,702
Casella Waste Systems, Inc. — Class A*	97	10,264
SPX Technologies, Inc.*	70	10,186
Badger Meter, Inc.	46	9,758
Summit Materials, Inc. — Class A*	188	9,513
Modine Manufacturing Co.*	81	9,390
John Bean Technologies Corp.	73	9,278
CSW Industrials, Inc.	26	9,173
Knife River Corp.*	89	9,046
Watts Water Technologies, Inc. — Class A	43	8,742
Federal Signal Corp.	94	8,685
GATX Corp.	56	8,678
Moog, Inc. — Class A	44	8,661
Novanta, Inc.*	56	8,555
Zurn Elkay Water Solutions Corp.	226	8,430
NEXTracker, Inc. — Class A*	226	8,256
Sterling Infrastructure, Inc.*	47	7,917
Dycom Industries, Inc.*	44	7,659
Itron, Inc.*	70	7,601
Arcosa, Inc.	76	7,352
Boise Cascade Co.	61	7,251
Belden, Inc.	64	7,207
Exponent, Inc.	79	7,039
Franklin Electric Company, Inc.	71	6,919
Bloom Energy Corp. — Class A*	311	6,907
Matson, Inc.	51	6,877
Advanced Energy Industries, Inc.	59	6,822
Golar LNG Ltd.	156	6,602
Plexus Corp.*	42	6,572
Frontdoor, Inc.*	120	6,560
Primoris Services Corp.	84	6,418
Sanmina Corp.*	84	6,356
AeroVironment, Inc.*	41	6,309
Kadant, Inc.	18	6,210
Kratos Defense & Security Solutions, Inc.*	233	6,147
Granite Construction, Inc.	69	6,052
Construction Partners, Inc. — Class A*	68	6,015
Cactus, Inc. — Class A	103	6,011
RXO, Inc.*	248	5,912
EnerSys	63	5,823
Enpro, Inc.	33	5,691
Mueller Water Products, Inc. — Class A	245	5,512
Mirion Technologies, Inc.*	315	5,497
ESCO Technologies, Inc.	41	5,462
Atmus Filtration Technologies, Inc.	132	5,172
Joby Aviation, Inc.*	629	5,114
Terex Corp.	105	4,853
Atkore, Inc.	56	4,673
Trinity Industries, Inc.	129	4,528
Griffon Corp.	59	4,205
OSI Systems, Inc.*	25	4,186
Hub Group, Inc. — Class A	93	4,144
Energizer Holdings, Inc.	113	3,943
TTM Technologies, Inc.*	159	3,935
Albany International Corp. — Class A	49	3,919
AZZ, Inc.	46	3,768
Leonardo DRS, Inc.*	116	3,748
MYR Group, Inc.*	25	3,719
Archer Aviation, Inc. — Class A*	368	3,588
Enerpac Tool Group Corp.	86	3,534
Werner Enterprises, Inc.	97	3,484
ArcBest Corp.	37	3,453
Barnes Group, Inc.	73	3,450
Scorpio Tankers, Inc.	69	3,429
Hillenbrand, Inc.	111	3,417
Mercury Systems, Inc.*	81	3,402
Vishay Intertechnology, Inc.	199	3,371
Standex International Corp.	18	3,366
Powell Industries, Inc.	15	3,325
AAR Corp.*	54	3,309

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Materion Corp.	32	$3,164
Hillman Solutions Corp.*	310	3,019
Kennametal, Inc.	125	3,002
Alamo Group, Inc.	16	2,975
Greenbrier Companies, Inc.	48	2,927
Masterbrand, Inc.*	200	2,922
Gibraltar Industries, Inc.*	48	2,827
Xometry, Inc. — Class A*	66	2,816
Tecnoglass, Inc.	35	2,776
Argan, Inc.	20	2,741
Knowles Corp.*	136	2,710
O-I Glass, Inc.*	244	2,645
IES Holdings, Inc.*	13	2,613
World Kinect Corp.	93	2,558
Enovix Corp.*,1	234	2,544
Benchmark Electronics, Inc.	56	2,542
CTS Corp.	48	2,531
Tennant Co.	30	2,446
Apogee Enterprises, Inc.	34	2,428
Greif, Inc. — Class A	39	2,383
Helios Technologies, Inc.	52	2,321
International Seaways, Inc.	64	2,300
NuScale Power Corp.*	122	2,187
Applied Optoelectronics, Inc.*	58	2,138
Lindsay Corp.	17	2,011
Worthington Enterprises, Inc.	50	2,005
Napco Security Technologies, Inc.	56	1,991
PureCycle Technologies, Inc.*	194	1,989
American Woodmark Corp.*	25	1,988
DHT Holdings, Inc.	213	1,979
Triumph Group, Inc.*	102	1,903
SFL Corporation Ltd.	178	1,819
Air Transport Services Group, Inc.*	81	1,780
NV5 Global, Inc.*	92	1,733
Golden Ocean Group Ltd.	192	1,720
Vicor Corp.*	35	1,691
Columbus McKinnon Corp.	45	1,676
DXP Enterprises, Inc.*	20	1,652
Janus International Group, Inc.*	224	1,646
Tutor Perini Corp.*	68	1,646
Ichor Holdings Ltd.*	51	1,643
Worthington Steel, Inc.	51	1,623
TriMas Corp.	64	1,574
Proto Labs, Inc.*	40	1,564
Thermon Group Holdings, Inc.*	53	1,525
Teekay Tankers Ltd. — Class A	38	1,512
Marten Transport Ltd.	92	1,436
CECO Environmental Corp.*	46	1,391
Limbach Holdings, Inc.*	16	1,369
Dorian LPG Ltd.	55	1,340
Ducommun, Inc.*	21	1,337
American Superconductor Corp.*	54	1,330
Cadre Holdings, Inc.	41	1,324
Energy Recovery, Inc.*	90	1,323
Bel Fuse, Inc. — Class B	16	1,320
Forward Air Corp.*	39	1,258
Gorman-Rupp Co.	33	1,251
Astec Industries, Inc.	36	1,210
Great Lakes Dredge & Dock Corp.*	104	1,174
Pactiv Evergreen, Inc.	64	1,118
JELD-WEN Holding, Inc.*	135	1,106
FLEX LNG Ltd.	48	1,101
Aspen Aerogels, Inc.*	92	1,093
Mesa Laboratories, Inc.	8	1,055
Willis Lease Finance Corp.	5	1,038
Enviri Corp.*	125	962
Sturm Ruger & Company, Inc.	27	955
Metallus, Inc.*	67	947
Montrose Environmental Group, Inc.*	50	928
Genco Shipping & Trading Ltd.	66	920
Hyster-Yale, Inc.	18	917
Costamare, Inc.	68	874
LSI Industries, Inc.	44	855
Ryerson Holding Corp.	46	851
Heartland Express, Inc.	74	830
Intuitive Machines, Inc.*	45	817
Evolv Technologies Holdings, Inc.*	206	814
Insteel Industries, Inc.	30	810
Standard BioTools, Inc.*	462	809
Nordic American Tankers Ltd.	321	803
Ardmore Shipping Corp.	65	790
National Presto Industries, Inc.	8	787
Byrna Technologies, Inc.*	27	778
Clearwater Paper Corp.*	26	774
nLight, Inc.*	73	766
Kimball Electronics, Inc.*	39	730
Smith & Wesson Brands, Inc.	72	728
Northwest Pipe Co.*	15	724
Astronics Corp.*	45	718
Graham Corp.*	16	711
FARO Technologies, Inc.*	28	710
Covenant Logistics Group, Inc. — Class A	13	709
GrafTech International Ltd.*	405	701
Ardagh Metal Packaging S.A.[1]	228	686
NVE Corp.	8	651
ChargePoint Holdings, Inc.*	608	651
Myers Industries, Inc.	58	640
LSB Industries, Inc.*	84	637
Eastman Kodak Co.*	95	624
Teekay Corporation Ltd.	90	624
Redwire Corp.*	35	576
Allient, Inc.	23	558
Olympic Steel, Inc.	17	558
Luxfer Holdings plc	42	550
Greif, Inc. — Class B	8	543
CryoPort, Inc.*	69	537
Bowman Consulting Group Ltd.*	21	524
SmartRent, Inc.*	299	523
Universal Logistics Holdings, Inc.	11	505
Manitowoc Company, Inc.*	55	502
Ranpak Holdings Corp.*	68	468
Turtle Beach Corp.*	27	467
Latham Group, Inc.*	64	445
MicroVision, Inc.*	325	426
Park Aerospace Corp.	29	425
Centuri Holdings, Inc.*	22	425
Pure Cycle Corp.*	33	418
L B Foster Co. — Class A*	14	377
Radiant Logistics, Inc.*	56	375
Park-Ohio Holdings Corp.	14	368

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Orion Group Holdings, Inc.*	48	$352
Net Power, Inc.*	33	350
Safe Bulkers, Inc.	95	339
AerSale Corp.*	53	334
Karat Packaging, Inc.	11	333
Tredegar Corp.*	42	323
Mayville Engineering Company, Inc.*	20	314
Smith-Midland Corp.*	7	311
Mistras Group, Inc.*	33	299
Arq, Inc.*	39	295
Gencor Industries, Inc.*	16	282
Bel Fuse, Inc. — Class A	3	270
Stoneridge, Inc.*	43	270
Pangaea Logistics Solutions Ltd.	49	263
Concrete Pumping Holdings, Inc.*	38	253
Omega Flex, Inc.	6	252
LanzaTech Global, Inc.*	176	241
NN, Inc.*	73	239
Himalaya Shipping Ltd.*	47	228
Perma-Fix Environmental Services, Inc.*	20	221
GoPro, Inc. — Class A*	197	215
Eastern Co.	8	212
Twin Disc, Inc.	18	212
Sight Sciences, Inc.*	55	200
Core Molding Technologies, Inc.*	12	198
Proficient Auto Logistics, Inc.*	24	194
Virgin Galactic Holdings, Inc.*	30	176
Quest Resource Holding Corp.*	27	176
Taylor Devices, Inc.*	4	166
PAMT CORP*	10	164
AMMO, Inc.*	141	155
Eve Holding, Inc.*	28	152
Caesarstone Ltd.*	33	140
Ultralife Corp.*	16	119
VirTra, Inc.*	17	115
NL Industries, Inc.	13	101
908 Devices, Inc.*	37	81
374Water, Inc.*	103	70
Amprius Technologies, Inc.*	22	62
Southland Holdings, Inc.*	16	52
Bridger Aerospace Group Holdings, Inc.*	14	30
Solidion Technology, Inc.*	14	10
Total Industrial		683,006
Consumer, Cyclical - 5.8%
Abercrombie & Fitch Co. — Class A*	79	11,808
Beacon Roofing Supply, Inc.*	97	9,853
Taylor Morrison Home Corp. — Class A*	160	9,794
Aurora Innovation, Inc.*	1,455	9,167
Brinker International, Inc.*	69	9,128
Group 1 Automotive, Inc.	21	8,851
Meritage Homes Corp.	56	8,614
Shake Shack, Inc. — Class A*	60	7,788
Asbury Automotive Group, Inc.*	31	7,534
Champion Homes, Inc.*	84	7,400
Kontoor Brands, Inc.	86	7,345
Six Flags Entertainment Corp.	145	6,988
Boot Barn Holdings, Inc.*	46	6,984
KB Home	101	6,638
Installed Building Products, Inc.	37	6,484
FirstCash Holdings, Inc.	60	6,216
SkyWest, Inc.*	62	6,208
Academy Sports & Outdoors, Inc.	107	6,156
Cavco Industries, Inc.*	13	5,801
M/I Homes, Inc.*	42	5,584
Urban Outfitters, Inc.*	99	5,433
Signet Jewelers Ltd.	67	5,408
Cinemark Holdings, Inc.*	174	5,390
Dorman Products, Inc.*	41	5,312
Resideo Technologies, Inc.*	230	5,301
Rush Enterprises, Inc. — Class A	96	5,260
Tri Pointe Homes, Inc.*	144	5,221
GMS, Inc.*	61	5,175
Victoria’s Secret & Co.*	124	5,136
Sweetgreen, Inc. — Class A*	156	5,001
Steven Madden Ltd.	114	4,847
Peloton Interactive, Inc. — Class A*	533	4,637
American Eagle Outfitters, Inc.	277	4,618
Hanesbrands, Inc.*	553	4,502
Hilton Grand Vacations, Inc.*	111	4,324
Patrick Industries, Inc.	51	4,237
UniFirst Corp.	24	4,106
LCI Industries	39	4,032
Goodyear Tire & Rubber Co.*	446	4,014
Visteon Corp.*	43	3,815
JetBlue Airways Corp.*	483	3,796
HNI Corp.	74	3,727
PriceSmart, Inc.	40	3,687
Red Rock Resorts, Inc. — Class A	78	3,607
Cheesecake Factory, Inc.	76	3,605
OPENLANE, Inc.*	169	3,353
Warby Parker, Inc. — Class A*	137	3,317
Century Communities, Inc.	44	3,228
International Game Technology plc	179	3,161
OneSpaWorld Holdings Ltd.	158	3,144
Phinia, Inc.	65	3,131
Acushnet Holdings Corp.	44	3,128
Atlanta Braves Holdings, Inc. — Class C*	79	3,022
LGI Homes, Inc.*	33	2,950
Sonos, Inc.*	194	2,918
La-Z-Boy, Inc.	66	2,876
Foot Locker, Inc.*	132	2,872
United Parks & Resorts, Inc.*	51	2,866
Wolverine World Wide, Inc.	125	2,775
Green Brick Partners, Inc.*	49	2,768
REV Group, Inc.	81	2,582
H&E Equipment Services, Inc.	51	2,497
Buckle, Inc.	49	2,490
MillerKnoll, Inc.	109	2,462
Adient plc*	140	2,412
Dana, Inc.	206	2,381
Allegiant Travel Co. — Class A	24	2,259
Madison Square Garden Entertainment Corp.*	62	2,207
Interface, Inc. — Class A	90	2,192
Winnebago Industries, Inc.	45	2,150

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Sabre Corp.*	589	$2,150
Papa John’s International, Inc.	52	2,136
AMC Entertainment Holdings, Inc. — Class A*	530	2,109
VSE Corp.	22	2,092
G-III Apparel Group Ltd.*	64	2,088
Life Time Group Holdings, Inc.*	93	2,057
Fox Factory Holding Corp.*	67	2,028
Gentherm, Inc.*	50	1,996
Blue Bird Corp.*	51	1,970
Winmark Corp.	5	1,965
Camping World Holdings, Inc. — Class A	88	1,855
ScanSource, Inc.*	39	1,850
Cracker Barrel Old Country Store, Inc.	35	1,850
Global Business Travel Group I*	198	1,837
Oxford Industries, Inc.	23	1,812
Topgolf Callaway Brands Corp.*	224	1,761
IMAX Corp.*	68	1,741
Steelcase, Inc. — Class A	146	1,726
MRC Global, Inc.*	133	1,700
Everi Holdings, Inc.*	125	1,689
Sally Beauty Holdings, Inc.*	161	1,682
Monarch Casino & Resort, Inc.	21	1,657
Rush Street Interactive, Inc.*	120	1,646
XPEL, Inc.*	40	1,598
Dave & Buster’s Entertainment, Inc.*	52	1,518
Bloomin’ Brands, Inc.	124	1,514
Super Group SGHC Ltd.	236	1,470
Sonic Automotive, Inc. — Class A	23	1,457
Lions Gate Entertainment Corp. — Class B*	192	1,450
BlueLinx Holdings, Inc.*	13	1,328
Jack in the Box, Inc.	31	1,291
Beazer Homes USA, Inc.*	47	1,291
National Vision Holdings, Inc.*	123	1,282
Caleres, Inc.	54	1,251
PC Connection, Inc.	18	1,247
Malibu Boats, Inc. — Class A*	32	1,203
Wabash National Corp.	70	1,199
ODP Corp.*	51	1,160
Miller Industries, Inc.	17	1,111
Hovnanian Enterprises, Inc. — Class A*	8	1,070
American Axle & Manufacturing Holdings, Inc.*	181	1,055
BJ’s Restaurants, Inc.*	30	1,054
Standard Motor Products, Inc.	34	1,053
indie Semiconductor, Inc. — Class A*	259	1,049
Dream Finders Homes, Inc. — Class A*	44	1,024
Ethan Allen Interiors, Inc.	36	1,012
Golden Entertainment, Inc.	32	1,011
MarineMax, Inc.*	34	984
Daktronics, Inc.*	58	978
Shoe Carnival, Inc.	28	926
Build-A-Bear Workshop, Inc. — Class A	20	921
Sun Country Airlines Holdings, Inc.*	62	904
First Watch Restaurant Group, Inc.*	48	893
Accel Entertainment, Inc.*	83	886
Douglas Dynamics, Inc.	36	851
Arko Corp.	127	837
Marcus Corp.	38	817
Kura Sushi USA, Inc. — Class A*	9	815
RCI Hospitality Holdings, Inc.	14	805
Lions Gate Entertainment Corp. — Class A*	94	803
Portillo’s, Inc. — Class A*	85	799
Forestar Group, Inc.*	30	778
A-Mark Precious Metals, Inc.	28	767
Rush Enterprises, Inc. — Class B	14	762
Arhaus, Inc.	81	761
Xperi, Inc.*	71	729
Genesco, Inc.*	17	727
Dine Brands Global, Inc.	24	722
Bally’s Corp.*	38	680
Clean Energy Fuels Corp.*	269	675
Lindblad Expeditions Holdings, Inc.*	56	664
Atlanta Braves Holdings, Inc. — Class A*	16	653
EVgo, Inc.*	159	644
Funko, Inc. — Class A*	48	643
Leslie’s, Inc.*	283	631
Methode Electronics, Inc.	53	625
Shyft Group, Inc.	53	622
Hyliion Holdings Corp.*	222	579
Nu Skin Enterprises, Inc. — Class A	78	537
Titan International, Inc.*	79	536
Global Industrial Co.	21	521
Lovesac Co.*	22	521
Sleep Number Corp.*	34	518
America’s Car-Mart, Inc.*	10	513
Haverty Furniture Companies, Inc.	23	512
Xponential Fitness, Inc. — Class A*	38	511
Petco Health & Wellness Company, Inc.*	131	499
Zumiez, Inc.*	26	498
MasterCraft Boat Holdings, Inc.*	26	496
El Pollo Loco Holdings, Inc.*	42	485
Denny’s Corp.*	80	484
Movado Group, Inc.	24	472
Frontier Group Holdings, Inc.*	66	469
Titan Machinery, Inc.*	33	466
Solid Power, Inc.*	240	454
SES AI Corp.*	205	449
Potbelly Corp.*	43	405
Hudson Technologies, Inc.*	70	391
Flexsteel Industries, Inc.	7	380
Savers Value Village, Inc.*	37	379
Weyco Group, Inc.	10	376
Cooper-Standard Holdings, Inc.*	27	366
JAKKS Pacific, Inc.*	13	366
Designer Brands, Inc. — Class A	66	352
iRobot Corp.*	45	349
Superior Group of Companies, Inc.	21	347

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
OneWater Marine, Inc. — Class A*	19	$330
Webtoon Entertainment, Inc.*	24	326
Tile Shop Holdings, Inc.*	45	312
Reservoir Media, Inc.*	31	280
Citi Trends, Inc.*	10	263
Biglari Holdings, Inc. — Class B*	1	254
Rocky Brands, Inc.	11	251
Hooker Furnishings Corp.	17	238
Landsea Homes Corp.*	28	238
Wheels Up Experience, Inc.*	141	233
Johnson Outdoors, Inc. — Class A	7	231
Escalade, Inc.	16	229
Destination XL Group, Inc.*	84	226
Holley, Inc.*	73	221
Hamilton Beach Brands Holding Co. — Class A	13	219
Clarus Corp.	48	216
Full House Resorts, Inc.*	52	212
Blink Charging Co.*	152	211
J Jill, Inc.	7	193
Luminar Technologies, Inc.*	35	188
ThredUp, Inc. — Class A*	124	172
Aeva Technologies, Inc.*	36	171
Vera Bradley, Inc.*	42	165
Virco Mfg. Corp.	16	164
GrowGeneration Corp.*	92	156
Livewire Group, Inc.*	29	140
EVI Industries, Inc.	8	131
Traeger, Inc.*	54	129
Commercial Vehicle Group, Inc.*	52	129
Marine Products Corp.	14	128
Lifetime Brands, Inc.	20	118
Torrid Holdings, Inc.*	19	99
Tilly’s, Inc. — Class A*	23	98
ONE Group Hospitality, Inc.*	33	96
Purple Innovation, Inc.*	90	70
CompX International, Inc.	2	52
United Homes Group, Inc.*	8	34
Canoo, Inc.*	5	7
Qurate Retail, Inc. — Class B*	2	6
Total Consumer, Cyclical		454,237
Technology - 5.4%
IonQ, Inc.*	313	13,074
ExlService Holdings, Inc.*	245	10,873
SPS Commerce, Inc.*	58	10,671
CommVault Systems, Inc.*	68	10,262
SoundHound AI, Inc. — Class A*	480	9,523
Altair Engineering, Inc. — Class A*	85	9,274
Rambus, Inc.*	166	8,775
Workiva, Inc.*	79	8,651
ACI Worldwide, Inc.*	166	8,617
Qualys, Inc.*	58	8,133
Varonis Systems, Inc.*	173	7,686
Clearwater Analytics Holdings, Inc. — Class A*	277	7,623
Tenable Holdings, Inc.*	186	7,325
Maximus, Inc.	94	7,017
Box, Inc. — Class A*	222	7,015
Semtech Corp.*	113	6,989
Insight Enterprises, Inc.*	42	6,388
SiTime Corp.*	29	6,221
Silicon Laboratories, Inc.*	50	6,211
C3.ai, Inc. — Class A*	172	5,922
ASGN, Inc.*	67	5,584
BlackLine, Inc.*	91	5,529
Power Integrations, Inc.	89	5,491
FormFactor, Inc.*	122	5,368
Intapp, Inc.*	83	5,320
Impinj, Inc.*	36	5,229
Freshworks, Inc. — Class A*	321	5,191
ACV Auctions, Inc. — Class A*	233	5,033
Zeta Global Holdings Corp. — Class A*	278	5,001
Blackbaud, Inc.*	63	4,657
Synaptics, Inc.*	61	4,656
Agilysys, Inc.*	35	4,610
Vertex, Inc. — Class A*	86	4,588
Diodes, Inc.*	72	4,440
Progress Software Corp.	67	4,365
Ambarella, Inc.*	60	4,364
Braze, Inc. — Class A*	103	4,314
Rapid7, Inc.*	98	3,943
Kulicke & Soffa Industries, Inc.	83	3,873
NCR Atleos Corp.*	114	3,867
PAR Technology Corp.*	53	3,852
Clear Secure, Inc. — Class A	138	3,676
Axcelis Technologies, Inc.*	51	3,563
DigitalOcean Holdings, Inc.*	103	3,509
Rigetti Computing, Inc.*	223	3,403
AvePoint, Inc.*	200	3,302
WNS Holdings Ltd.*	67	3,175
NCR Voyix Corp.*	229	3,169
Privia Health Group, Inc.*	161	3,148
Alkami Technology, Inc.*	82	3,008
AvidXchange Holdings, Inc.*	274	2,833
Verint Systems, Inc.*	97	2,663
PagerDuty, Inc.*	141	2,575
Donnelley Financial Solutions, Inc.*	41	2,572
Asana, Inc. — Class A*	125	2,534
Ultra Clean Holdings, Inc.*	70	2,517
Waystar Holding Corp.*	68	2,496
MaxLinear, Inc. — Class A*	125	2,473
Adeia, Inc.	172	2,405
CSG Systems International, Inc.	47	2,402
Sprout Social, Inc. — Class A*	78	2,395
NetScout Systems, Inc.*	109	2,361
Veeco Instruments, Inc.*	88	2,358
Photronics, Inc.*	97	2,285
Appian Corp. — Class A*	63	2,078
Evolent Health, Inc. — Class A*	182	2,048
Zuora, Inc. — Class A*	204	2,024
Phreesia, Inc.*	80	2,013
Grid Dynamics Holdings, Inc.*	90	2,002
Matterport, Inc.*	413	1,958
Cohu, Inc.*	73	1,949
Fastly, Inc. — Class A*	203	1,916
NextNav, Inc.*	118	1,836
Pitney Bowes, Inc.	253	1,832
Alignment Healthcare, Inc.*	158	1,778
Diebold Nixdorf, Inc.*	40	1,722
Innodata, Inc.*	43	1,699
Schrodinger Incorporated/United States*	88	1,698
Digi International, Inc.*	56	1,693

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Jamf Holding Corp.*	117	$1,644
PROS Holdings, Inc.*	72	1,581
Ibotta, Inc. — Class A*	24	1,562
Penguin Solutions, Inc.*	81	1,554
Xerox Holdings Corp.	183	1,542
Blend Labs, Inc. — Class A*	364	1,532
Vimeo, Inc.*	233	1,491
Alpha & Omega Semiconductor Ltd.*	37	1,370
PDF Solutions, Inc.*	49	1,327
Sapiens International Corporation N.V.	49	1,317
Olo, Inc. — Class A*	165	1,267
Amplitude, Inc. — Class A*	120	1,266
SolarWinds Corp.	86	1,226
ACM Research, Inc. — Class A*	80	1,208
Integral Ad Science Holding Corp.*	114	1,190
CEVA, Inc.*	37	1,167
D-Wave Quantum, Inc.*	138	1,159
Daily Journal Corp.*	2	1,136
OneSpan, Inc.	60	1,112
Planet Labs PBC*	266	1,075
N-able, Inc.*	113	1,055
Yext, Inc.*	165	1,049
Conduent, Inc.*	248	1,002
Weave Communications, Inc.*	62	987
PubMatic, Inc. — Class A*	66	970
V2X, Inc.*	19	909
Digimarc Corp.*	24	899
MeridianLink, Inc.*	43	888
Climb Global Solutions, Inc.	7	887
Cantaloupe, Inc.*	92	875
Ouster, Inc.*	68	831
I3 Verticals, Inc. — Class A*	36	829
Mitek Systems, Inc.*	73	812
Enfusion, Inc. — Class A*	76	783
Aehr Test Systems*	44	732
E2open Parent Holdings, Inc.*	269	716
PlayAGS, Inc.*	62	715
BigBear.ai Holdings, Inc.*	160	712
Navitas Semiconductor Corp.*	199	711
Simulations Plus, Inc.	25	697
GigaCloud Technology, Inc. — Class A*,1	37	685
BigCommerce Holdings, Inc.*	111	679
SEMrush Holdings, Inc. — Class A*	57	677
Consensus Cloud Solutions, Inc.*	28	668
Bandwidth, Inc. — Class A*	39	664
3D Systems Corp.*	201	659
Unisys Corp.*	104	658
Health Catalyst, Inc.*	92	650
Red Violet, Inc.*	17	615
Porch Group, Inc.*	122	600
Talkspace, Inc.*	194	599
Pagaya Technologies Ltd. — Class A*,1	64	595
SkyWater Technology, Inc.*	43	594
Logility Supply Chain Solutions, Inc. — Class A	50	554
Cerence, Inc.*	65	510
8x8, Inc.*	184	491
Viant Technology, Inc. — Class A*	25	475
Corsair Gaming, Inc.*	70	463
Vishay Precision Group, Inc.*	19	446
Arteris, Inc.*	43	438
Outbrain, Inc.*	61	438
Immersion Corp.	48	419
Cricut, Inc. — Class A	73	416
ReposiTrak, Inc.[1]	18	398
Domo, Inc. — Class B*	53	375
EverCommerce, Inc.*	34	374
Life360, Inc.*	9	371
Asure Software, Inc.*	37	348
Definitive Healthcare Corp.*	84	345
Kaltura, Inc.*	152	334
Inspired Entertainment, Inc.*	35	317
IBEX Holdings Ltd.*	14	301
Telos Corp.*	86	294
ON24, Inc.*	43	278
Richardson Electronics Ltd.	19	267
Playstudios, Inc.*	139	259
Digital Turbine, Inc.*	151	255
QuickLogic Corp.*	22	249
Rackspace Technology, Inc.*	105	232
CS Disco, Inc.*	46	230
Rimini Street, Inc.*	84	224
eGain Corp.*	32	199
Everspin Technologies, Inc.*	31	198
WM Technology, Inc.*	132	182
Rekor Systems, Inc.*	112	175
TTEC Holdings, Inc.	31	155
Silvaco Group, Inc.*	9	73
Golden Matrix Group, Inc.*	31	61
System1, Inc.*	37	33
Airship AI Holdings, Inc.*	5	31
GCT Semiconductor Holding, Inc.*	12	28
Total Technology		421,957
Energy - 2.6%
CNX Resources Corp.*	227	8,324
ChampionX Corp.	301	8,184
SM Energy Co.	180	6,977
Noble Corporation plc	217	6,814
Murphy Oil Corp.	223	6,748
Archrock, Inc.	261	6,496
Magnolia Oil & Gas Corp. — Class A	273	6,383
Northern Oil & Gas, Inc.	156	5,797
California Resources Corp.	109	5,656
Patterson-UTI Energy, Inc.	609	5,030
CONSOL Energy, Inc.	46	4,907
Liberty Energy, Inc. — Class A	246	4,893
Helmerich & Payne, Inc.	152	4,867
Warrior Met Coal, Inc.	82	4,448
Transocean Ltd.*	1,142	4,282
Valaris Ltd.*	96	4,247
Tidewater, Inc.*	77	4,213
Seadrill Ltd.*	107	4,166
Oceaneering International, Inc.*	159	4,147
Peabody Energy Corp.	198	4,146
PBF Energy, Inc. — Class A	156	4,142
Arch Resources, Inc.	28	3,954
Crescent Energy Co. — Class A1	255	3,726
Gulfport Energy Corp.*	20	3,684

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Kinetik Holdings, Inc. — Class A	60	$3,403
Alpha Metallurgical Resources, Inc.*	17	3,402
Sunrun, Inc.*	342	3,163
Comstock Resources, Inc.*	146	2,660
Kosmos Energy Ltd.*	733	2,507
Plug Power, Inc.*,1	1,166	2,484
Sitio Royalties Corp. — Class A	126	2,417
Atlas Energy Solutions, Inc.	107	2,373
Talos Energy, Inc.*	233	2,262
DNOW, Inc.*	165	2,147
Helix Energy Solutions Group, Inc.*	227	2,116
Kodiak Gas Services, Inc.	51	2,082
Select Water Solutions, Inc. — Class A	144	1,906
Expro Group Holdings N.V.*	149	1,858
Delek US Holdings, Inc.	100	1,850
Sable Offshore Corp.*	80	1,832
Fluence Energy, Inc.*	96	1,524
Shoals Technologies Group, Inc. — Class A*	270	1,493
Par Pacific Holdings, Inc.*	90	1,475
Array Technologies, Inc.*	241	1,456
Borr Drilling Ltd.*,1	371	1,447
SunCoke Energy, Inc.	132	1,412
NextDecade Corp.*	182	1,403
Vital Energy, Inc.*	45	1,391
Bristow Group, Inc.*	39	1,338
ProPetro Holding Corp.*	138	1,287
Core Laboratories, Inc.	74	1,281
Diversified Energy Company plc	74	1,243
Solaris Energy Infrastructure, Inc. — Class A	40	1,151
CVR Energy, Inc.	54	1,012
Aris Water Solutions, Inc. — Class A	42	1,006
NPK International, Inc.*	131	1,005
REX American Resources Corp.*	24	1,001
Vitesse Energy, Inc.	39	975
Green Plains, Inc.*	100	948
Excelerate Energy, Inc. — Class A	27	817
Nabors Industries Ltd.*	14	800
RPC, Inc.	134	796
Innovex International, Inc.*	54	754
VAALCO Energy, Inc.	164	717
TETRA Technologies, Inc.*	198	709
SandRidge Energy, Inc.	51	597
Sunnova Energy International, Inc.*	171	587
Riley Exploration Permian, Inc.	18	575
Granite Ridge Resources, Inc.	83	536
Matrix Service Co.*	42	503
Berry Corp.	121	500
Oil States International, Inc.*	97	491
Freyr Battery, Inc.*	177	457
Natural Gas Services Group, Inc.*	17	456
Hallador Energy Co.*	39	446
Ramaco Resources, Inc. — Class A	42	431
Montauk Renewables, Inc.*	104	414
Ranger Energy Services, Inc. — Class A	26	402
Amplify Energy Corp.*	62	372
Energy Vault Holdings, Inc.*	162	369
HighPeak Energy, Inc.[1]	23	338
Ring Energy, Inc.*	234	318
ASP Isotopes, Inc.*	62	281
Forum Energy Technologies, Inc.*	18	279
ProFrac Holding Corp. — Class A*	35	272
W&T Offshore, Inc.	155	257
Evolution Petroleum Corp.	48	251
SEACOR Marine Holdings, Inc.*	38	249
DMC Global, Inc.*	31	228
PrimeEnergy Resources Corp.*	1	220
FutureFuel Corp.	41	217
NACCO Industries, Inc. — Class A	7	209
FuelCell Energy, Inc.*,1	23	208
Geospace Technologies Corp.*	20	200
Empire Petroleum Corp.*	22	167
Aemetis, Inc.*	57	153
Stem, Inc.*	239	144
TPI Composites, Inc.*	73	138
Mammoth Energy Services, Inc.*	38	114
Ramaco Resources, Inc. — Class B	9	87
Drilling Tools International Corp.*	15	49
Prairie Operating Co.*	7	48
Verde Clean Fuels, Inc.*	5	20
SolarMax Technology, Inc.*	8	13
Total Energy		204,730
Communications - 2.3%
Credo Technology Group Holding Ltd.*	218	14,652
Q2 Holdings, Inc.*	92	9,260
Lumen Technologies, Inc.*	1,585	8,416
InterDigital, Inc.	40	7,749
Hims & Hers Health, Inc.*	299	7,230
Cogent Communications Holdings, Inc.	69	5,318
Telephone & Data Systems, Inc.	155	5,287
Cargurus, Inc.*	135	4,933
TEGNA, Inc.	258	4,719
AST SpaceMobile, Inc.*	210	4,431
EchoStar Corp. — Class A*	192	4,397
Yelp, Inc. — Class A*	103	3,986
Ziff Davis, Inc.*	69	3,749
Viavi Solutions, Inc.*	347	3,505
Extreme Networks, Inc.*	198	3,315
Cable One, Inc.	9	3,259
Calix, Inc.*	93	3,243
Upwork, Inc.*	196	3,205
Magnite, Inc.*	198	3,152
ePlus, Inc.*	41	3,029
DigitalBridge Group, Inc.	251	2,831
Globalstar, Inc.*	1,142	2,364
Harmonic, Inc.*	174	2,302
Applied Digital Corp.*	298	2,277
Infinera Corp.*,1	314	2,063
A10 Networks, Inc.	112	2,061

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Revolve Group, Inc.*	60	$2,009
QuinStreet, Inc.*	83	1,915
Despegar.com Corp.*	97	1,867
Cars.com, Inc.*	104	1,802
CommScope Holding Company, Inc.*	330	1,719
Sphere Entertainment Co.*	42	1,693
RealReal, Inc.*	154	1,683
Viasat, Inc.*	191	1,625
Opendoor Technologies, Inc.*	970	1,552
Sprinklr, Inc. — Class A*	182	1,538
Liberty Latin America Ltd. — Class C*	203	1,287
Figs, Inc. — Class A*	205	1,269
NETGEAR, Inc.*	45	1,254
Bumble, Inc. — Class A*	151	1,229
HealthStream, Inc.	38	1,208
Shutterstock, Inc.	39	1,184
IDT Corp. — Class B	24	1,140
Gannett Company, Inc.*	224	1,134
Liquidity Services, Inc.*	34	1,098
ADTRAN Holdings, Inc.*	124	1,033
Shenandoah Telecommunications Co.	77	971
Open Lending Corp. — Class A*	161	961
Powerfleet Incorporated NJ*	143	952
Couchbase, Inc.*	61	951
Stagwell, Inc.*	135	888
Gogo, Inc.*	102	825
TechTarget, Inc.*	41	813
Sinclair, Inc.	50	807
EverQuote, Inc. — Class A*	40	800
Scholastic Corp.	37	789
Clear Channel Outdoor Holdings, Inc.*	550	754
National CineMedia, Inc.*	112	744
Thryv Holdings, Inc.*	50	740
Grindr, Inc.*	39	696
Nextdoor Holdings, Inc.*	275	652
Clearfield, Inc.*	20	620
Stitch Fix, Inc. — Class A*	142	612
Ribbon Communications, Inc.*	143	595
fuboTV, Inc.*	460	580
Vivid Seats, Inc. — Class A*	123	569
Boston Omaha Corp. — Class A*	39	553
Ooma, Inc.*	39	548
Innovid Corp.*	168	519
Preformed Line Products Co.	4	511
AMC Networks, Inc. — Class A*	50	495
Advantage Solutions, Inc.*	169	493
Anterix, Inc.*	16	491
Spok Holdings, Inc.	29	465
MediaAlpha, Inc. — Class A*	39	440
Groupon, Inc.*	36	437
Gray Television, Inc.	135	425
Eventbrite, Inc. — Class A*	126	423
WideOpenWest, Inc.*	78	387
BARK, Inc.*	209	385
Gambling.com Group Ltd.*	27	380
Backblaze, Inc. — Class A*	63	379
Beyond, Inc.*	72	355
Getty Images Holdings, Inc.*	158	341
1-800-Flowers.com, Inc. — Class A*	41	335
Liberty Latin America Ltd. — Class A*	52	331
Aviat Networks, Inc.*	18	326
iHeartMedia, Inc. — Class A*	163	323
Lands’ End, Inc.*	22	289
ATN International, Inc.	17	286
LifeMD, Inc.*	55	272
Cardlytics, Inc.*	63	234
Entravision Communications Corp. — Class A	97	228
BlackSky Technology, Inc.*	21	227
Tucows, Inc. — Class A*	13	223
EW Scripps Co. — Class A*	96	212
Townsquare Media, Inc. — Class A	21	191
Nerdy, Inc.*	115	186
AudioEye, Inc.*	11	167
LiveOne, Inc.*	107	157
1stdibs.com, Inc.*	40	142
OptimizeRx Corp.*	28	136
RumbleON, Inc. — Class B*	25	136
Vacasa, Inc. — Class A*	15	74
Value Line, Inc.	1	53
Solo Brands, Inc. — Class A*	26	30
aka Brands Holding Corp.*	1	19
Total Communications		177,895
Basic Materials - 1.7%
Carpenter Technology Corp.	74	12,559
Commercial Metals Co.	177	8,779
Arcadium Lithium plc*	1,697	8,706
Balchem Corp.	51	8,313
Cabot Corp.	83	7,579
HB Fuller Co.	86	5,803
Avient Corp.	142	5,802
Sensient Technologies Corp.	66	4,703
Hecla Mining Co.	912	4,478
Sylvamo Corp.	55	4,346
Innospec, Inc.	39	4,292
Uranium Energy Corp.*	620	4,148
Minerals Technologies, Inc.	49	3,734
Hawkins, Inc.	30	3,680
Coeur Mining, Inc.*	619	3,541
Quaker Chemical Corp.	22	3,097
Rogers Corp.*	30	3,048
Perimeter Solutions, Inc.*	211	2,697
Ingevity Corp.*	57	2,323
SSR Mining, Inc.*	320	2,227
Stepan Co.	34	2,200
Constellium SE*	204	2,095
United States Lime & Minerals, Inc.	15	1,991
Tronox Holdings plc — Class A	187	1,883
Kaiser Aluminum Corp.	25	1,757
Century Aluminum Co.*	83	1,512
Centrus Energy Corp. — Class A*	22	1,465
Orion S.A.	91	1,437
Ecovyst, Inc.*	183	1,398
Energy Fuels, Inc.*	255	1,308
Novagold Resources, Inc.*	384	1,279
AdvanSix, Inc.	40	1,140
Koppers Holdings, Inc.	32	1,037
Ivanhoe Electric Incorporated / US*	132	997
Encore Energy Corp.*	281	958

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
Mativ Holdings, Inc.	85	$926
MAC Copper Ltd. — Class A*	85	903
Rayonier Advanced Materials, Inc.*	101	833
Oil-Dri Corporation of America	8	701
Perpetua Resources Corp.*	61	651
Radius Recycling, Inc. — Class A	42	639
Universal Stainless & Alloy Products, Inc.*	14	617
Compass Minerals International, Inc.	54	608
Codexis, Inc.*	110	525
Ur-Energy, Inc.*	433	498
Lifezone Metals Ltd.*	58	403
Lightwave Logic, Inc.*	189	397
Intrepid Potash, Inc.*	17	373
Kronos Worldwide, Inc.	34	331
Piedmont Lithium, Inc.*	29	253
Caledonia Mining Corporation plc	26	245
Dakota Gold Corp.*	103	227
i-80 Gold Corp.*	409	198
American Vanguard Corp.	40	185
Northern Technologies International Corp.	12	162
Contango ORE, Inc.*	12	120
Valhi, Inc.	4	93
Critical Metals Corp.*	12	81
Total Basic Materials		136,281
Utilities - 1.4%
Brookfield Infrastructure Corp. — Class A	189	7,562
New Jersey Resources Corp.	155	7,231
TXNM Energy, Inc.	142	6,982
Portland General Electric Co.	160	6,979
Southwest Gas Holdings, Inc.	96	6,788
Black Hills Corp.	108	6,320
ONE Gas, Inc.	89	6,163
ALLETE, Inc.	92	5,962
Spire, Inc.	85	5,765
Ormat Technologies, Inc.	85	5,756
MGE Energy, Inc.	57	5,356
Northwestern Energy Group, Inc.	97	5,186
Otter Tail Corp.	65	4,800
American States Water Co.	59	4,585
Avista Corp.	123	4,505
Chesapeake Utilities Corp.	35	4,247
California Water Service Group	91	4,125
Hawaiian Electric Industries, Inc.*	260	2,530
SJW Group	51	2,510
Northwest Natural Holding Co.	60	2,374
Middlesex Water Co.	28	1,474
Unitil Corp.	25	1,355
Ameresco, Inc. — Class A*	51	1,197
York Water Co.	23	753
Consolidated Water Company Ltd.	24	621
Altus Power, Inc.*	120	488
Genie Energy Ltd. — Class B	20	312
RGC Resources, Inc.	13	261
Global Water Resources, Inc.	18	207
Total Utilities		112,394
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	43	1,530
Total Common Stocks
(Cost $3,884,698)		4,172,825

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25	2	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	179	–
Novartis AG*,†††	100	–
Tobira Therapeutics, Inc.*,†††	14	–
Sanofi SA *	52	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
RumbleON Inc.
Expires 11/25/25	25	–
Total Rights
(Cost $39)		–

MUTUAL FUNDS† - 15.2%
Guggenheim Strategy Fund II2	25,618	636,601
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	56,061	561,174
Total Mutual Funds
(Cost $1,183,372)		1,197,775

	Face Amount
U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
4.23% due 03/13/25[3,4]	$100,000	99,187
4.21% due 01/16/25[4,5]	77,000	76,873
Total U.S. Treasury Bills
(Cost $176,027)		176,060

REPURCHASE AGREEMENTS††,6 - 32.7%

J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	1,442,967	1,442,967
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	1,134,230	1,134,230
Total Repurchase Agreements
(Cost $2,577,197)		2,577,197

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[8]	17,874	17,874
Total Securities Lending Collateral
(Cost $17,874)		17,874
Total Investments - 103.3%
(Cost $7,839,207)		$8,141,731
Other Assets & Liabilities, net - (3.3)%		(262,484)
Total Net Assets - 100.0%		$7,879,247

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	5	Mar 2025	$562,375	$(31,858)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.12% (SOFR + 0.75%)	At Maturity	03/27/25	462	$1,031,302	$(625)
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	611	1,362,272	(828)
Goldman Sachs International	Russell 2000 Index	Pay	4.43% (Federal Funds Rate + 0.10%)	At Maturity	03/26/25	2,102	4,687,696	(161,325)
							$7,081,270	$(162,778)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,172,825		$—	$—	*	$4,172,825
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Mutual Funds	1,197,775		—	—		1,197,775
U.S. Treasury Bills	—		176,060	—		176,060
Repurchase Agreements	—		2,577,197	—		2,577,197
Securities Lending Collateral	17,874		—	—		17,874
Total Assets	$5,388,474		$2,753,257	$—		$8,141,731

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$31,858	$—	$—	$31,858
Equity Index Swap Agreements**	—	162,778	—	162,778
Total Liabilities	$31,858	$162,778	$—	$194,636

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/ix?doc=/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Shares 12/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$630,196	$–	$–	$–	$6,405	$636,601	25,618	$27,315
Guggenheim Ultra Short Duration Fund — Institutional Class	555,568	–	–	–	5,606	561,174	56,061	21,690
	$1,185,764	$–	$–	$–	$12,011	$1,197,775		$49,005

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4%
Financial - 7.8%
FTAI Aviation Ltd.	177	$25,495
SouthState Corp.	133	13,231
Old National Bancorp	558	12,111
Jackson Financial, Inc. — Class A	131	11,408
Cadence Bank	318	10,955
Ryman Hospitality Properties, Inc. REIT	104	10,851
Mr Cooper Group, Inc.*	111	10,657
Glacier Bancorp, Inc.	202	10,144
Essent Group Ltd.	185	10,071
Terreno Realty Corp. REIT	169	9,995
Hamilton Lane, Inc. — Class A	67	9,919
Selective Insurance Group, Inc.	106	9,913
Essential Properties Realty Trust, Inc. REIT	311	9,728
Kite Realty Group Trust REIT	385	9,717
Piper Sandler Cos.	31	9,298
Home BancShares, Inc.	328	9,282
Moelis & Co. — Class A	125	9,235
UMB Financial Corp.	80	9,029
United Bankshares, Inc.	235	8,824
CareTrust, Inc. REIT	324	8,764
SL Green Realty Corp. REIT	126	8,558
Radian Group, Inc.	268	8,501
Macerich Co. REIT	425	8,466
Upstart Holdings, Inc.*	137	8,435
Hancock Whitney Corp.	154	8,427
MARA Holdings, Inc.*	498	8,352
First Financial Bankshares, Inc.	231	8,328
Phillips Edison & Company, Inc. REIT	217	8,129
Independence Realty Trust, Inc. REIT	401	7,956
Valley National Bancorp	842	7,629
ServisFirst Bancshares, Inc.	90	7,627
American Healthcare, Inc. REIT	266	7,560
Enstar Group Ltd.*	23	7,407
Ameris Bancorp	118	7,383
Sabra Health Care, Inc. REIT	413	7,153
Associated Banc-Corp.	291	6,955
CNO Financial Group, Inc.	186	6,921
United Community Banks, Inc.	213	6,882
Axos Financial, Inc.*	96	6,706
StepStone Group, Inc. — Class A	115	6,656
Texas Capital Bancshares, Inc.*	85	6,647
Tanger, Inc. REIT	190	6,485
PJT Partners, Inc. — Class A	41	6,470
COPT Defense Properties REIT	201	6,221
Fulton Financial Corp.	322	6,208
Apple Hospitality, Inc. REIT	404	6,201
International Bancshares Corp.	97	6,127
Atlantic Union Bankshares Corp.	161	6,099
Cathay General Bancorp	124	5,904
Eastern Bankshares, Inc.	341	5,882
BGC Group, Inc. — Class A	645	5,844
Community Financial System, Inc.	93	5,736
Walker & Dunlop, Inc.	59	5,735
Bread Financial Holdings, Inc.	92	5,617
WSFS Financial Corp.	105	5,579
PotlatchDeltic Corp. REIT	142	5,573
HA Sustainable Infrastructure Capital, Inc.	202	5,420
Blackstone Mortgage Trust, Inc. — Class A REIT	308	5,362
Genworth Financial, Inc. — Class A*	762	5,326
First BanCorp	286	5,317
Cushman & Wakefield plc*	406	5,311
Broadstone Net Lease, Inc. REIT	334	5,297
Douglas Emmett, Inc. REIT	285	5,290
Riot Platforms, Inc.*	505	5,156
NMI Holdings, Inc. — Class A*	140	5,146
Bank of Hawaii Corp.	72	5,129
National Health Investors, Inc. REIT	74	5,128
Bancorp, Inc.*	97	5,105
BankUnited, Inc.	132	5,038
McGrath RentCorp	45	5,032
CVB Financial Corp.	235	5,031
Independent Bank Corp.	78	5,007
Artisan Partners Asset Management, Inc. — Class A	116	4,994
Victory Capital Holdings, Inc. — Class A	76	4,975
Acadia Realty Trust REIT	205	4,953
PennyMac Financial Services, Inc.	48	4,903
Simmons First National Corp. — Class A	220	4,880
Heartland Financial USA, Inc.	79	4,843
StoneX Group, Inc.*	49	4,801
Palomar Holdings, Inc.*	45	4,752
Urban Edge Properties REIT	220	4,730
Outfront Media, Inc. REIT	262	4,648
Cohen & Steers, Inc.	50	4,617
Four Corners Property Trust, Inc. REIT	169	4,587
First Interstate BancSystem, Inc. — Class A	140	4,546
Burford Capital Ltd.	355	4,526
First Financial Bancorp	168	4,516
Arbor Realty Trust, Inc. REIT[1]	326	4,515
Baldwin Insurance Group, Inc. — Class A*	116	4,496
Park National Corp.	26	4,457
Core Scientific, Inc.*	316	4,440
Enova International, Inc.*	46	4,410
Banner Corp.	65	4,340
BancFirst Corp.	37	4,336
Sunstone Hotel Investors, Inc. REIT	360	4,262
Pacific Premier Bancorp, Inc.	171	4,261
TowneBank	125	4,257
Provident Financial Services, Inc.	223	4,208
LXP Industrial Trust REIT	516	4,190
Flagstar Financial, Inc.	449	4,189

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Financial - 7.8% (continued)
Seacoast Banking Corporation of Florida	152	$4,185
Goosehead Insurance, Inc. — Class A*	39	4,182
First Merchants Corp.	104	4,149
Curbline Properties Corp. REIT	176	4,087
InvenTrust Properties Corp. REIT	135	4,068
Independent Bank Group, Inc.	67	4,065
NBT Bancorp, Inc.	85	4,060
Cleanspark, Inc.*	435	4,006
Renasant Corp.	109	3,897
WaFd, Inc.	120	3,869
Retail Opportunity Investments Corp. REIT	221	3,837
Enterprise Financial Services Corp.	68	3,835
Trustmark Corp.	108	3,820
Banc of California, Inc.	246	3,803
Compass, Inc. — Class A*	638	3,732
Triumph Financial, Inc.*	40	3,635
Skyward Specialty Insurance Group, Inc.*	69	3,487
Stock Yards Bancorp, Inc.	48	3,437
OFG Bancorp	81	3,428
FB Financial Corp.	66	3,400
Lemonade, Inc.*	92	3,375
Stewart Information Services Corp.	50	3,375
WesBanco, Inc.	103	3,352
DiamondRock Hospitality Co. REIT	368	3,323
City Holding Co.	28	3,317
Innovative Industrial Properties, Inc. REIT	49	3,265
Mercury General Corp.	49	3,258
First Bancorp	74	3,254
Pathward Financial, Inc.	44	3,238
Bank of NT Butterfield & Son Ltd.	88	3,216
Newmark Group, Inc. — Class A	250	3,203
Lakeland Financial Corp.	46	3,163
Farmer Mac — Class C	16	3,151
LendingClub Corp.*	193	3,125
First Commonwealth Financial Corp.	179	3,029
Trupanion, Inc.*	62	2,988
Northwest Bancshares, Inc.	226	2,981
St. Joe Co.	66	2,965
Horace Mann Educators Corp.	75	2,942
Hut 8 Corp.*	143	2,930
National Bank Holdings Corp. — Class A	68	2,928
Pebblebrook Hotel Trust REIT	212	2,873
Compass Diversified Holdings	124	2,862
RLJ Lodging Trust REIT	270	2,757
Sandy Spring Bancorp, Inc.	81	2,731
Xenia Hotels & Resorts, Inc. REIT	182	2,705
LTC Properties, Inc. REIT	78	2,695
SiriusPoint Ltd.*	164	2,688
Customers Bancorp, Inc.*	55	2,677
S&T Bancorp, Inc.	70	2,675
Nelnet, Inc. — Class A	25	2,670
Veritex Holdings, Inc.	98	2,662
Getty Realty Corp. REIT	88	2,651
Virtus Investment Partners, Inc.	12	2,647
Terawulf, Inc.*	467	2,643
Global Net Lease, Inc. REIT	356	2,599
WisdomTree, Inc.	247	2,593
Stellar Bancorp, Inc.	91	2,580
TriCo Bancshares	59	2,578
Live Oak Bancshares, Inc.	65	2,571
Hope Bancorp, Inc.	207	2,544
Nicolet Bankshares, Inc.	24	2,518
Westamerica BanCorp	47	2,466
Hilltop Holdings, Inc.	86	2,462
Empire State Realty Trust, Inc. — Class A REIT	238	2,456
Apartment Investment and Management Co. — Class A REIT	268	2,436
JBG SMITH Properties REIT	158	2,428
QCR Holdings, Inc.	30	2,419
Perella Weinberg Partners	101	2,408
Elme Communities REIT	156	2,382
UMH Properties, Inc. REIT	126	2,379
Veris Residential, Inc. REIT	142	2,361
Uniti Group, Inc. REIT*	425	2,337
American Assets Trust, Inc. REIT	89	2,337
First Busey Corp.	99	2,333
Safety Insurance Group, Inc.	28	2,307
Alexander & Baldwin, Inc. REIT	129	2,288
Ladder Capital Corp. — Class A REIT	203	2,272
Employers Holdings, Inc.	44	2,254
Berkshire Hills Bancorp, Inc.	77	2,189
Two Harbors Investment Corp. REIT	185	2,189
Apollo Commercial Real Estate Finance, Inc. REIT	251	2,174
German American Bancorp, Inc.	52	2,091
Pagseguro Digital Ltd. — Class A*	334	2,091
Cannae Holdings, Inc.	105	2,085
First Bancshares, Inc.	59	2,065
Encore Capital Group, Inc.*	43	2,054
Dime Community Bancshares, Inc.	66	2,029
Peoples Bancorp, Inc.	64	2,028
Chimera Investment Corp. REIT	144	2,016
Kennedy-Wilson Holdings, Inc.	201	2,008
Piedmont Office Realty Trust, Inc. — Class A REIT	219	2,004
Easterly Government Properties, Inc. REIT	174	1,977
Navient Corp.	148	1,967
Ready Capital Corp. REIT	287	1,957
NETSTREIT Corp. REIT	138	1,953
PennyMac Mortgage Investment Trust REIT	154	1,939
1st Source Corp.	33	1,927
OceanFirst Financial Corp.	106	1,919

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Financial - 7.8% (continued)
Centerspace REIT	29	$1,918
Preferred Bank/Los Angeles CA	22	1,900
Brookline Bancorp, Inc.	159	1,876
AMERISAFE, Inc.	36	1,855
ARMOUR Residential REIT, In	98	1,848
MFA Financial, Inc. REIT	181	1,844
Franklin BSP Realty Trust, Inc. REIT	147	1,843
NexPoint Residential Trust, Inc. REIT	44	1,837
Origin Bancorp, Inc.	55	1,831
Enact Holdings, Inc.	56	1,813
Safehold, Inc. REIT	97	1,793
Coastal Financial Corp.*	21	1,783
Ellington Financial, Inc. REIT	147	1,782
HCI Group, Inc.	15	1,748
Dynex Capital, Inc. REIT	138	1,746
Fidelis Insurance Holdings Ltd.	96	1,741
Brandywine Realty Trust REIT	301	1,686
Bank First Corp.	17	1,685
Marcus & Millichap, Inc.	44	1,683
Southside Bancshares, Inc.	53	1,683
eXp World Holdings, Inc.	145	1,669
Premier Financial Corp.	65	1,662
Byline Bancorp, Inc.	57	1,653
Redfin Corp.*	209	1,645
Cipher Mining, Inc.*	354	1,643
Paramount Group, Inc. REIT*	327	1,615
Univest Financial Corp.	54	1,594
Heritage Financial Corp.	65	1,592
Tompkins Financial Corp.	23	1,560
First Mid Bancshares, Inc.	42	1,546
ConnectOne Bancorp, Inc.	67	1,535
Redwood Trust, Inc. REIT	235	1,535
PRA Group, Inc.*	72	1,504
Burke & Herbert Financial Services Corp.	24	1,497
Community Trust Bancorp, Inc.	28	1,485
Amerant Bancorp, Inc.	65	1,457
Central Pacific Financial Corp.	50	1,452
ProAssurance Corp.*	90	1,432
Old Second Bancorp, Inc.	80	1,422
Acadian Asset Management, Inc.	54	1,422
Armada Hoffler Properties, Inc. REIT	138	1,412
F&G Annuities & Life, Inc.	34	1,409
Eagle Bancorp, Inc.	54	1,406
First Community Bankshares, Inc.	33	1,374
CBL & Associates Properties, Inc. REIT	46	1,353
Hamilton Insurance Group Ltd. — Class B*	71	1,351
SITE Centers Corp. REIT	88	1,346
Hanmi Financial Corp.	56	1,323
Plymouth Industrial REIT, Inc.	74	1,317
FTAI Infrastructure, Inc.	181	1,314
Capitol Federal Financial, Inc.	221	1,306
NB Bancorp, Inc.*	72	1,300
Mercantile Bank Corp.	29	1,290
Horizon Bancorp, Inc.	80	1,289
Independent Bank Corp.	37	1,289
BrightSpire Capital, Inc. REIT	228	1,286
Summit Hotel Properties, Inc. REIT	187	1,281
CrossFirst Bankshares, Inc.*	83	1,257
Whitestone REIT — Class B	87	1,233
Dave, Inc.*	14	1,217
International Money Express, Inc.*	58	1,208
Orrstown Financial Services, Inc.	33	1,208
Gladstone Commercial Corp. REIT	74	1,202
Equity Bancshares, Inc. — Class A	28	1,188
Metropolitan Bank Holding Corp.*	20	1,168
Merchants Bancorp	32	1,167
Brookfield Business Corp. — Class A	48	1,164
Root, Inc. — Class A*	16	1,161
Business First Bancshares, Inc.	45	1,156
Patria Investments Ltd. — Class A	98	1,140
TrustCo Bank Corporation NY	34	1,133
Camden National Corp.	26	1,111
United Fire Group, Inc.	39	1,110
Amalgamated Financial Corp.	33	1,104
Northeast Bank	12	1,101
Metrocity Bankshares, Inc.	34	1,086
Midland States Bancorp, Inc.	44	1,074
Orchid Island Capital, Inc. REIT[1]	137	1,066
KKR Real Estate Finance Trust, Inc. REIT	105	1,060
Republic Bancorp, Inc. — Class A	15	1,048
Esquire Financial Holdings, Inc.	13	1,033
Heritage Commerce Corp.	110	1,032
First Financial Corp.	22	1,016
Washington Trust Bancorp, Inc.	32	1,003
Ambac Financial Group, Inc.*	79	999
Peapack-Gladstone Financial Corp.	31	994
Universal Insurance Holdings, Inc.	47	990
New York Mortgage Trust, Inc. REIT	163	988
CTO Realty Growth, Inc. REIT	50	985
Tiptree, Inc. — Class A	47	980
Southern Missouri Bancorp, Inc.	17	975
NerdWallet, Inc. — Class A*	73	971
Farmers National Banc Corp.	68	967
Great Southern Bancorp, Inc.	16	955
Capital City Bank Group, Inc.	26	953
Farmland Partners, Inc. REIT	81	953
Hippo Holdings, Inc.*	35	937
GCM Grosvenor, Inc. — Class A	76	933
MidWestOne Financial Group, Inc.	32	932

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Financial - 7.8% (continued)
Diamond Hill Investment Group, Inc.	6	$931
Universal Health Realty Income Trust REIT	25	930
Community Healthcare Trust, Inc. REIT	48	922
Peoples Financial Services Corp.	18	921
CNB Financial Corp.	37	920
HomeTrust Bancshares, Inc.	27	909
P10, Inc. — Class A	72	908
Northfield Bancorp, Inc.	78	906
Five Star Bancorp	30	903
World Acceptance Corp.*	8	900
SmartFinancial, Inc.	29	898
TPG RE Finance Trust, Inc. REIT	105	892
Diversified Healthcare Trust REIT	387	890
Arrow Financial Corp.	31	890
Shore Bancshares, Inc.	56	888
Selectquote, Inc.*	237	882
NET Lease Office Properties REIT	28	874
Northrim BanCorp, Inc.	11	857
Global Medical, Inc. REIT	111	857
Bar Harbor Bankshares	28	856
Columbia Financial, Inc.*	52	822
One Liberty Properties, Inc. REIT	30	817
Chatham Lodging Trust REIT	90	805
Real Brokerage, Inc.*	175	805
HarborOne Bancorp, Inc.	68	804
Alexander’s, Inc. REIT	4	800
Alerus Financial Corp.	41	789
Mid Penn Bancorp, Inc.	27	779
Invesco Mortgage Capital, Inc. REIT	96	773
FRP Holdings, Inc.*	25	766
South Plains Financial, Inc.	22	764
Financial Institutions, Inc.	28	764
Hingham Institution For Savings	3	763
Flushing Financial Corp.	53	757
Carter Bankshares, Inc.*	43	756
Sierra Bancorp	26	752
Third Coast Bancshares, Inc.*	22	747
Service Properties Trust REIT	293	744
Peakstone Realty Trust REIT	67	742
RBB Bancorp	36	738
Saul Centers, Inc. REIT	19	737
Hudson Pacific Properties, Inc. REIT*	242	733
Kearny Financial Corp.	102	722
Greenlight Capital Re Ltd. — Class A*	51	714
Bank of Marin Bancorp	30	713
California BanCorp*	43	711
Bowhead Specialty Holdings, Inc.*	20	710
LendingTree, Inc.*	18	697
Claros Mortgage Trust, Inc.*	154	696
First Foundation, Inc.	111	689
Farmers & Merchants Bancorp Incorporated/Archbold OH	23	677
Gladstone Land Corp. REIT	62	673
Enterprise Bancorp, Inc.	17	672
First Business Financial Services, Inc.	14	648
Home Bancorp, Inc.	14	647
West BanCorp, Inc.	29	628
Bit Digital, Inc.*	212	621
Community West Bancshares	32	620
American Coastal Insurance Corp.	46	619
Unity Bancorp, Inc.	14	611
RMR Group, Inc. — Class A	29	599
ACNB Corp.	15	597
Southern First Bancshares, Inc.*	15	596
Red River Bancshares, Inc.	11	594
Civista Bancshares, Inc.	28	589
Ares Commercial Real Estate Corp. REIT	99	583
First Internet Bancorp	16	576
Anywhere Real Estate, Inc.*	174	574
Southern States Bancshares, Inc.	17	566
BayCom Corp.	21	564
First Bank/Hamilton NJ	40	563
Northeast Community Bancorp, Inc.	23	563
Atlanticus Holdings Corp.*	10	558
Orange County Bancorp, Inc.	10	556
NewtekOne, Inc.	43	549
First Bancorp, Inc.	20	547
MBIA, Inc.	83	536
ChoiceOne Financial Services, Inc.	15	535
Bridgewater Bancshares, Inc.*	39	527
HBT Financial, Inc.	24	526
Citizens & Northern Corp.	28	521
Guaranty Bancshares, Inc.	15	519
Legacy Housing Corp.*	21	518
Capital Bancorp, Inc.	18	513
Regional Management Corp.	15	510
Heritage Insurance Holdings, Inc.*	42	508
Citizens Financial Services, Inc.	8	506
Colony Bankcorp, Inc.	31	500
Postal Realty Trust, Inc. — Class A REIT	38	496
FS Bancorp, Inc.	12	493
Investors Title Co.	2	474
Plumas Bancorp	10	473
Ponce Financial Group, Inc.*	36	468
Chicago Atlantic Real Estate Finance, Inc. REIT	30	462
MVB Financial Corp.	22	455
Donegal Group, Inc. — Class A	29	449
First of Long Island Corp.	38	444
John Marshall Bancorp, Inc.	22	442
Fidelity D&D Bancorp, Inc.	9	439
Industrial Logistics Properties Trust REIT	120	438

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Financial - 7.8% (continued)
Norwood Financial Corp.	16	$435
Primis Financial Corp.	37	431
Timberland Bancorp, Inc.	14	427
Blue Foundry Bancorp*	42	412
Oak Valley Bancorp	14	409
PCB Bancorp	20	405
Waterstone Financial, Inc.	30	403
City Office, Inc. REIT	73	403
HomeStreet, Inc.*	35	400
Investar Holding Corp.	18	395
NexPoint Diversified Real Estate Trust REIT	64	390
Parke Bancorp, Inc.	19	390
Orion Office, Inc. REIT	105	390
BRT Apartments Corp. REIT	21	379
Bankwell Financial Group, Inc.	12	374
Bank7 Corp.	8	373
Alpine Income Property Trust, Inc. REIT	22	369
Onity Group, Inc.*	12	369
Middlefield Banc Corp.	13	365
FVCBankcorp, Inc.*	29	365
Greene County Bancorp, Inc.	13	360
Braemar Hotels & Resorts, Inc. REIT	118	354
RE/MAX Holdings, Inc. — Class A*	33	352
LCNB Corp.	23	348
Medallion Financial Corp.	37	347
AG Mortgage Investment Trust, Inc. REIT	52	346
Princeton Bancorp, Inc.	10	344
Virginia National Bankshares Corp.	9	344
Velocity Financial, Inc.*	17	333
BCB Bancorp, Inc.	28	332
Provident Bancorp, Inc.*	29	331
Maui Land & Pineapple Company, Inc.*	15	330
Crawford & Co. — Class A	28	324
USCB Financial Holdings, Inc.	18	319
Franklin Street Properties Corp. REIT	174	318
James River Group Holdings Ltd.	65	317
Silvercrest Asset Management Group, Inc. — Class A	17	313
LINKBANCORP, Inc.	41	307
Seven Hills Realty Trust REIT	23	301
First Western Financial, Inc.*	15	293
Chemung Financial Corp.	6	293
ESSA Bancorp, Inc.	15	293
National Bankshares, Inc.	10	287
First Financial Northwest, Inc.	13	282
Peoples Bancorp of North Carolina, Inc.	9	281
Maiden Holdings Ltd.*	158	267
AlTi Global, Inc.*	60	265
Ames National Corp.	16	263
Sky Harbour Group Corp.*	22	262
Advanced Flower Capital, Inc. REIT	31	258
Granite Point Mortgage Trust, Inc. REIT	92	257
OppFi, Inc.	33	253
Pioneer Bancorp, Inc.*	21	242
Nexpoint Real Estate Finance, Inc. REIT	15	235
Star Holdings*	24	234
Stratus Properties, Inc.*	11	228
NI Holdings, Inc.*	14	220
Kingsway Financial Services, Inc.*	25	209
Angel Oak Mortgage, Inc. REIT	22	204
Sterling Bancorp, Inc.*	40	190
Forge Global Holdings, Inc.*	203	189
Consumer Portfolio Services, Inc.*	17	185
Paysign, Inc.*	61	184
B Riley Financial, Inc.*	37	170
Sunrise Realty Trust, Inc. REIT	10	141
Strawberry Fields REIT, Inc.	11	116
SWK Holdings Corp.*	7	111
GoHealth, Inc. — Class A*	8	107
Clipper Realty, Inc. REIT	22	101
Roadzen, Inc.*	41	89
Transcontinental Realty Investors, Inc.*	2	59
Offerpad Solutions, Inc.*	19	54
American Realty Investors, Inc.*	3	44
Total Financial		1,183,353
Consumer, Non-cyclical - 7.2%
Sprouts Farmers Market, Inc.*	176	22,364
Insmed, Inc.*	301	20,781
Vaxcyte, Inc.*	217	17,764
HealthEquity, Inc.*	150	14,393
Ensign Group, Inc.	98	13,020
REVOLUTION Medicines, Inc.*	292	12,772
Glaukos Corp.*	85	12,745
Lantheus Holdings, Inc.*	122	10,914
Halozyme Therapeutics, Inc.*	221	10,566
Merit Medical Systems, Inc.*	102	9,865
Blueprint Medicines Corp.*	111	9,681
Madrigal Pharmaceuticals, Inc.*	31	9,566
Cytokinetics, Inc.*	202	9,502
Herc Holdings, Inc.	49	9,277
Primo Brands Corp. — Class A	280	8,616
Alkermes plc*	287	8,254
RadNet, Inc.*	118	8,241
Crinetics Pharmaceuticals, Inc.*	158	8,079
Stride, Inc.*	76	7,899
Integer Holdings Corp.*	59	7,819
Cal-Maine Foods, Inc.	73	7,513
TG Therapeutics, Inc.*	248	7,465
Brink’s Co.	79	7,329
Corcept Therapeutics, Inc.*	144	7,256
CBIZ, Inc.*	88	7,201
Option Care Health, Inc.*	304	7,053
Verra Mobility Corp.*	291	7,036

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Consumer, Non-cyclical - 7.2% (continued)
Prestige Consumer Healthcare, Inc.*	89	$6,950
Haemonetics Corp.*	89	6,949
Krystal Biotech, Inc.*	44	6,893
Bridgebio Pharma, Inc.*	251	6,887
ADMA Biologics, Inc.*	400	6,860
Guardant Health, Inc.*	209	6,385
Simply Good Foods Co.*	163	6,354
PROCEPT BioRobotics Corp.*	78	6,281
GEO Group, Inc.*	222	6,212
Korn Ferry	92	6,205
PTC Therapeutics, Inc.*	136	6,139
Adtalem Global Education, Inc.*	67	6,087
WD-40 Co.	25	6,067
Lancaster Colony Corp.	35	6,060
ICU Medical, Inc.*	39	6,052
Remitly Global, Inc.*	261	5,891
Scholar Rock Holding Corp.*	135	5,835
Arcellx, Inc.*	76	5,828
ABM Industries, Inc.	112	5,732
Novocure Ltd.*	191	5,692
Avidity Biosciences, Inc.*	194	5,642
Biohaven Ltd.*	150	5,603
Rhythm Pharmaceuticals, Inc.*	98	5,486
Axsome Therapeutics, Inc.*	64	5,415
Veracyte, Inc.*	136	5,386
CorVel Corp.*	48	5,340
Graham Holdings Co. — Class B	6	5,232
iRhythm Technologies, Inc.*	58	5,230
TriNet Group, Inc.	57	5,174
Alight, Inc. — Class A	740	5,121
Insperity, Inc.	66	5,116
Payoneer Global, Inc.*	508	5,100
Alarm.com Holdings, Inc.*	83	5,046
Amicus Therapeutics, Inc.*	520	4,898
Inari Medical, Inc.*	95	4,850
Nuvalent, Inc. — Class A*	61	4,775
Twist Bioscience Corp.*	102	4,740
Vericel Corp.*	86	4,722
Neogen Corp.*	387	4,698
Oscar Health, Inc. — Class A*	348	4,677
SpringWorks Therapeutics, Inc.*	127	4,589
Denali Therapeutics, Inc.*	222	4,524
LivaNova plc*	97	4,492
Flywire Corp.*	216	4,454
CoreCivic, Inc.*	203	4,413
Inter Parfums, Inc.	33	4,340
Patterson Companies, Inc.	139	4,289
J & J Snack Foods Corp.	27	4,189
Catalyst Pharmaceuticals, Inc.*	199	4,153
Laureate Education, Inc. — Class A*	227	4,152
Tandem Diabetes Care, Inc.*	115	4,142
EVERTEC, Inc.	119	4,109
ICF International, Inc.	34	4,053
StoneCo Ltd. — Class A*	507	4,041
Protagonist Therapeutics, Inc.*	104	4,014
Arrowhead Pharmaceuticals, Inc.*	212	3,986
Huron Consulting Group, Inc.*	32	3,976
ACADIA Pharmaceuticals, Inc.*	214	3,927
CONMED Corp.	57	3,901
Addus HomeCare Corp.*	31	3,886
Concentra Group Holdings Parent, Inc.	194	3,837
Strategic Education, Inc.	41	3,830
Ideaya Biosciences, Inc.*	148	3,804
Omnicell, Inc.*	84	3,740
NeoGenomics, Inc.*	226	3,725
Tarsus Pharmaceuticals, Inc.*	67	3,710
Geron Corp.*	1,034	3,660
Select Medical Holdings Corp.	191	3,600
Edgewise Therapeutics, Inc.*	134	3,578
TransMedics Group, Inc.*	57	3,554
LiveRamp Holdings, Inc.*	117	3,553
Iovance Biotherapeutics, Inc.*	480	3,552
Beam Therapeutics, Inc.*	142	3,522
Agios Pharmaceuticals, Inc.*	104	3,417
LeMaitre Vascular, Inc.	37	3,409
Dyne Therapeutics, Inc.*	144	3,393
Akero Therapeutics, Inc.*	121	3,366
Supernus Pharmaceuticals, Inc.*	93	3,363
Kymera Therapeutics, Inc.*	82	3,299
PROG Holdings, Inc.	78	3,296
Vera Therapeutics, Inc.*	77	3,256
Ligand Pharmaceuticals, Inc. — Class B*	30	3,215
Central Garden & Pet Co. — Class A*	97	3,206
Chefs’ Warehouse, Inc.*	65	3,206
UFP Technologies, Inc.*	13	3,179
Edgewell Personal Care Co.	94	3,158
Marqeta, Inc. — Class A*	829	3,142
Perdoceo Education Corp.	117	3,097
TreeHouse Foods, Inc.*	88	3,091
John Wiley & Sons, Inc. — Class A	70	3,060
Apogee Therapeutics, Inc.*	67	3,035
MannKind Corp.*	471	3,029
Recursion Pharmaceuticals, Inc. — Class A*,1	448	3,028
Dynavax Technologies Corp.*	234	2,988
United Natural Foods, Inc.*	109	2,977
Surgery Partners, Inc.*	138	2,921
Celldex Therapeutics, Inc.*	115	2,906
Mirum Pharmaceuticals, Inc.*	70	2,895
Summit Therapeutics, Inc.*	161	2,873
Janux Therapeutics, Inc.*	53	2,838
Upbound Group, Inc.	96	2,800
BioCryst Pharmaceuticals, Inc.*	367	2,760
Teladoc Health, Inc.*	301	2,736
Integra LifeSciences Holdings Corp.*	120	2,722
Xencor, Inc.*	118	2,712
Inmode Ltd.*	161	2,689
AtriCure, Inc.*	87	2,659
Vita Coco Company, Inc.*	72	2,657
Immunovant, Inc.*	107	2,650
Amphastar Pharmaceuticals, Inc.*	71	2,636
Arcutis Biotherapeutics, Inc.*	188	2,619

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Consumer, Non-cyclical - 7.2% (continued)
Astrana Health, Inc.*	80	$2,522
National Healthcare Corp.	23	2,474
Viridian Therapeutics, Inc.*	128	2,454
Helen of Troy Ltd.*	41	2,453
CG oncology, Inc.*	84	2,409
Progyny, Inc.*	139	2,398
US Physical Therapy, Inc.	27	2,395
Andersons, Inc.	59	2,391
Praxis Precision Medicines, Inc.*	31	2,386
Universal Corp.	43	2,358
Ocular Therapeutix, Inc.*	276	2,357
Nurix Therapeutics, Inc.*	123	2,317
Harmony Biosciences Holdings, Inc.*	67	2,305
Travere Therapeutics, Inc.*	132	2,299
CRA International, Inc.	12	2,246
STAAR Surgical Co.*	92	2,235
Amneal Pharmaceuticals, Inc.*	282	2,233
Cimpress plc*	31	2,223
Disc Medicine, Inc.*	35	2,219
Myriad Genetics, Inc.*	161	2,207
Arvinas, Inc.*	115	2,205
Vital Farms, Inc.*	58	2,186
WK Kellogg Co.	121	2,177
RxSight, Inc.*	63	2,166
Novavax, Inc.*	269	2,163
Embecta Corp.	104	2,148
Aurinia Pharmaceuticals, Inc.*	238	2,137
Weis Markets, Inc.	31	2,099
Fresh Del Monte Produce, Inc.	63	2,092
Artivion, Inc.*	73	2,087
Barrett Business Services, Inc.	48	2,085
Ardelyx, Inc.*	411	2,084
Coursera, Inc.*	244	2,074
Intellia Therapeutics, Inc.*	177	2,064
First Advantage Corp.*	109	2,042
MiMedx Group, Inc.*	212	2,039
Soleno Therapeutics, Inc.*	45	2,023
WaVe Life Sciences Ltd.*	161	1,992
Kforce, Inc.	35	1,985
Pediatrix Medical Group, Inc.*	151	1,981
Syndax Pharmaceuticals, Inc.*	147	1,943
ANI Pharmaceuticals, Inc.*	35	1,935
Turning Point Brands, Inc.	32	1,923
Quanex Building Products Corp.	79	1,915
Arlo Technologies, Inc.*	171	1,914
Harrow, Inc.*	57	1,912
CareDx, Inc.*	89	1,905
National Beverage Corp.	44	1,877
Universal Technical Institute, Inc.*	72	1,851
Deluxe Corp.	81	1,830
Dole plc	135	1,828
LifeStance Health Group, Inc.*	248	1,828
Collegium Pharmaceutical, Inc.*	63	1,805
Utz Brands, Inc.	115	1,801
Driven Brands Holdings, Inc.*	111	1,792
Innoviva, Inc.*	102	1,770
Owens & Minor, Inc.*	134	1,751
Ingles Markets, Inc. — Class A	27	1,740
Avadel Pharmaceuticals plc*	165	1,734
AdaptHealth Corp.*	181	1,723
Brookdale Senior Living, Inc. — Class A*	338	1,700
Transcat, Inc.*	16	1,692
GeneDx Holdings Corp.*	22	1,691
BrightSpring Health Services, Inc.*	99	1,686
Legalzoom.com, Inc.*	224	1,682
AMN Healthcare Services, Inc.*	70	1,674
Alphatec Holdings, Inc.*	182	1,671
BrightView Holdings, Inc.*	104	1,663
Heidrick & Struggles International, Inc.	37	1,640
BioLife Solutions, Inc.*	63	1,635
Pursuit Attractions and Hospitality, Inc.*	38	1,615
Zymeworks, Inc.*	110	1,610
Udemy, Inc.*	193	1,588
Pacira BioSciences, Inc.*	84	1,583
Neumora Therapeutics, Inc.*	149	1,579
Rocket Pharmaceuticals, Inc.*	122	1,534
Matthews International Corp. — Class A	55	1,522
Healthcare Services Group, Inc.*	131	1,522
Krispy Kreme, Inc.	153	1,519
Pennant Group, Inc.*	57	1,512
Spyre Therapeutics, Inc.*	64	1,490
Arcus Biosciences, Inc.*	100	1,489
Enliven Therapeutics, Inc.*	65	1,463
Hackett Group, Inc.	47	1,444
Avid Bioservices, Inc.*	115	1,420
Anavex Life Sciences Corp.*,1	132	1,418
Cytek Biosciences, Inc.*	217	1,408
Repay Holdings Corp.*	183	1,396
Pliant Therapeutics, Inc.*	106	1,396
John B Sanfilippo & Son, Inc.	16	1,394
Monro, Inc.	55	1,364
Avanos Medical, Inc.*	85	1,353
Kiniksa Pharmaceuticals International plc*	67	1,325
Replimune Group, Inc.*	108	1,308
Liquidia Corp.*	111	1,305
ArriVent Biopharma, Inc.*	49	1,305
Axogen, Inc.*	79	1,302
Moneylion, Inc.*	15	1,290
Cogent Biosciences, Inc.*	164	1,279
Sezzle, Inc.*	5	1,279
SunOpta, Inc.*	165	1,270
Castle Biosciences, Inc.*	47	1,252
Adaptive Biotechnologies Corp.*	208	1,247
Day One Biopharmaceuticals, Inc.*	96	1,216
Mister Car Wash, Inc.*	166	1,210
Herbalife Ltd.*	176	1,177
Kura Oncology, Inc.*	135	1,176
Poseida Therapeutics, Inc.*	122	1,171
Vir Biotechnology, Inc.*	159	1,167
89bio, Inc.*	149	1,165
Mission Produce, Inc.*	80	1,150
Ironwood Pharmaceuticals, Inc. — Class A*	253	1,121

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Consumer, Non-cyclical - 7.2% (continued)
Cullinan Therapeutics, Inc.*	91	$1,108
SpartanNash Co.	60	1,099
Prothena Corporation plc*	79	1,094
Evolus, Inc.*	98	1,082
Maravai LifeSciences Holdings, Inc. — Class A*	198	1,079
MGP Ingredients, Inc.	27	1,063
Varex Imaging Corp.*	72	1,050
Orthofix Medical, Inc.*	60	1,048
agilon health, Inc.*	546	1,037
Cross Country Healthcare, Inc.*	57	1,035
Surmodics, Inc.*	26	1,030
SI-BONE, Inc.*	73	1,023
Cass Information Systems, Inc.	25	1,023
Immunome, Inc.*	96	1,020
Ennis, Inc.	48	1,012
Green Dot Corp. — Class A*	95	1,011
Paysafe Ltd.*	59	1,009
Honest Company, Inc.*	144	998
PACS Group, Inc.*	76	996
Omeros Corp.*	100	988
Hain Celestial Group, Inc.*	160	984
Mind Medicine MindMed, Inc.*	141	981
Dianthus Therapeutics, Inc.*	45	981
Carriage Services, Inc. — Class A	24	956
B&G Foods, Inc.	138	951
ARS Pharmaceuticals, Inc.*	90	950
Altimmune, Inc.*	128	923
ORIC Pharmaceuticals, Inc.*	114	920
ZipRecruiter, Inc. — Class A*	127	920
Paragon 28, Inc.*	86	888
Pacific Biosciences of California, Inc.*	485	887
Capricor Therapeutics, Inc.*	64	883
ACCO Brands Corp.	168	882
Cargo Therapeutics, Inc.*	61	880
Relay Therapeutics, Inc.*	213	878
Annexon, Inc.*	171	877
Willdan Group, Inc.*	23	876
KinderCare Learning Companies, Inc.*	49	872
Tourmaline Bio, Inc.*	43	872
Seneca Foods Corp. — Class A*	11	872
Franklin Covey Co.*	23	864
CorMedix, Inc.*	106	859
Keros Therapeutics, Inc.*	54	855
Nuvation Bio, Inc.*	321	854
EyePoint Pharmaceuticals, Inc.*	114	849
OPKO Health, Inc.*	576	847
Xeris Biopharma Holdings, Inc.*	249	844
Arbutus Biopharma Corp.*	258	844
iRadimed Corp.	15	825
Kelly Services, Inc. — Class A	58	809
Erasca, Inc.*	321	806
Phibro Animal Health Corp. — Class A	38	798
Humacyte, Inc.*	158	798
Hertz Global Holdings, Inc.*	218	798
Entrada Therapeutics, Inc.*	46	795
Calavo Growers, Inc.	31	790
MaxCyte, Inc.*	188	782
KalVista Pharmaceuticals, Inc.*	92	779
DocGo, Inc.*	181	767
Zevra Therapeutics, Inc.*	92	767
Lincoln Educational Services Corp.*	48	759
Limoneira Co.	31	759
Distribution Solutions Group, Inc.*	22	757
Celcuity, Inc.*	57	746
Central Garden & Pet Co.*	19	737
Tactile Systems Technology, Inc.*	43	737
Esperion Therapeutics, Inc.*,1	334	735
Septerna, Inc.*	32	733
Enhabit, Inc.*	93	726
UroGen Pharma Ltd.*	68	724
Astria Therapeutics, Inc.*	81	724
USANA Health Sciences, Inc.*	20	718
Quanterix Corp.*	67	712
Verve Therapeutics, Inc.*	126	711
Stoke Therapeutics, Inc.*	64	706
Bioventus, Inc. — Class A*	67	703
Akebia Therapeutics, Inc.*	369	701
Aura Biosciences, Inc.*	85	699
Nano-X Imaging Ltd.*,1	97	698
Arcturus Therapeutics Holdings, Inc.*	41	696
Terns Pharmaceuticals, Inc.*	123	681
Treace Medical Concepts, Inc.*	91	677
Natural Grocers by Vitamin Cottage, Inc.	17	675
OrthoPediatrics Corp.*	29	672
Community Health Systems, Inc.*	224	670
Zimvie, Inc.*	48	670
Fulgent Genetics, Inc.*	36	665
LENZ Therapeutics, Inc.	23	664
CompoSecure, Inc. — Class A	43	659
REGENXBIO, Inc.*	85	657
ImmunityBio, Inc.*	256	655
Mineralys Therapeutics, Inc.*	53	652
American Public Education, Inc.*	30	647
Theravance Biopharma, Inc.*	68	640
Savara, Inc.*	205	629
AngioDynamics, Inc.*	68	623
Tejon Ranch Co.*	39	620
Pulse Biosciences, Inc.*	35	609
Avita Medical, Inc.*	47	602
Target Hospitality Corp.*	62	599
Kodiak Sciences, Inc.*	60	597
Bicara Therapeutics, Inc.*	34	592
OmniAb, Inc.*	165	584
Spire Global, Inc.*	40	563
Revance Therapeutics, Inc.*	185	562
Phathom Pharmaceuticals, Inc.*	69	560
Rigel Pharmaceuticals, Inc.*	32	538
Fulcrum Therapeutics, Inc.*	114	536
Taysha Gene Therapies, Inc.*	306	529

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Consumer, Non-cyclical - 7.2% (continued)
National Research Corp. — Class A	30	$529
Tyra Biosciences, Inc.*	38	528
Sage Therapeutics, Inc.*	97	527
SIGA Technologies, Inc.	87	523
Viemed Healthcare, Inc.*	64	513
Village Super Market, Inc. — Class A	16	510
Y-mAbs Therapeutics, Inc.*	65	509
AnaptysBio, Inc.*	38	503
Vanda Pharmaceuticals, Inc.*	105	503
Monte Rosa Therapeutics, Inc.*	72	500
4D Molecular Therapeutics, Inc.*	89	496
Resources Connection, Inc.	58	495
MeiraGTx Holdings plc*	81	493
Cerus Corp.*	320	493
Utah Medical Products, Inc.	8	492
Custom Truck One Source, Inc.*	102	491
Quantum-Si, Inc.*	180	486
Semler Scientific, Inc.*	9	486
Allogene Therapeutics, Inc.*	228	486
TrueBlue, Inc.*	57	479
Mama’s Creations, Inc.*	60	478
Voyager Therapeutics, Inc.*	84	476
Aquestive Therapeutics, Inc.*	133	473
Pulmonx Corp.*	69	468
ChromaDex Corp.*	88	467
Atea Pharmaceuticals, Inc.*	138	462
OraSure Technologies, Inc.*	128	462
Aldeyra Therapeutics, Inc.*	92	459
Korro Bio, Inc.*	12	457
Jasper Therapeutics, Inc.*	21	449
Accolade, Inc.*	130	445
Aveanna Healthcare Holdings, Inc.*	96	439
Blade Air Mobility, Inc.*	103	438
Trevi Therapeutics, Inc.*	106	437
European Wax Center, Inc. — Class A*	65	434
Organogenesis Holdings, Inc.*	133	426
Olaplex Holdings, Inc.*	245	424
ACELYRIN, Inc.*	134	421
Olema Pharmaceuticals, Inc.*	71	414
Inogen, Inc.*	45	413
Neurogene, Inc.*	18	411
Westrock Coffee Co.*	64	411
Ocugen, Inc.*	500	403
Cadiz, Inc.*	77	400
Sera Prognostics, Inc. — Class A*	49	399
Beyond Meat, Inc.*	106	399
Nathan’s Famous, Inc.	5	393
Forrester Research, Inc.*	25	392
Third Harmonic Bio, Inc.*	38	391
Quad/Graphics, Inc.	56	390
Absci Corp.*	147	385
Sana Biotechnology, Inc.*	234	381
Nature’s Sunshine Products, Inc.*	26	381
Performant Healthcare, Inc.*	126	381
Anika Therapeutics, Inc.*	23	379
C4 Therapeutics, Inc.*	105	378
Priority Technology Holdings, Inc.*	32	376
Ardent Health Partners, Inc.*	22	376
Medifast, Inc.*	21	370
iTeos Therapeutics, Inc.*	48	369
XOMA Royalty Corp.*	14	368
MacroGenics, Inc.*	109	354
Design Therapeutics, Inc.*	57	352
Verastem, Inc.*	68	352
Alico, Inc.	13	337
Accuray, Inc.*	169	335
Candel Therapeutics, Inc.*	38	330
ProKidney Corp.*	191	323
Cartesian Therapeutics, Inc.*	18	322
Zentalis Pharmaceuticals, Inc.*	106	321
Alta Equipment Group, Inc.	49	320
Heron Therapeutics, Inc.*,1	208	318
CVRx, Inc.*	25	317
Biote Corp. — Class A*	51	315
Cardiff Oncology, Inc.*	71	308
Inhibrx Biosciences, Inc.*	20	308
Prime Medicine, Inc.*	105	307
Perspective Therapeutics, Inc.*	96	306
InfuSystem Holdings, Inc.*	36	304
Acacia Research Corp.*	70	304
MediWound Ltd.*	17	303
Larimar Therapeutics, Inc.*	78	302
Rapport Therapeutics, Inc.*	17	302
CPI Card Group, Inc.*	10	299
Lifecore Biomedical, Inc.*	40	297
Fate Therapeutics, Inc.*	179	295
BRC, Inc. — Class A*	93	295
Nektar Therapeutics*	316	294
Mersana Therapeutics, Inc.*	201	287
ADC Therapeutics S.A.*	144	287
Chegg, Inc.*	176	283
Fennec Pharmaceuticals, Inc.*	44	278
Sutro Biopharma, Inc.*	151	278
Lexeo Therapeutics, Inc.*	42	276
Alector, Inc.*	144	272
Tango Therapeutics, Inc.*	88	272
Coherus Biosciences, Inc.*	197	272
NeuroPace, Inc.*	24	269
2seventy bio, Inc.*	90	265
Precigen, Inc.*	235	263
Compass Therapeutics, Inc.*	181	262
Artiva Biotherapeutics, Inc.*	26	262
Inozyme Pharma, Inc.*	92	255
ModivCare, Inc.*	21	249
SoundThinking, Inc.*	19	248
Ventyx Biosciences, Inc.*	113	247
Nkarta, Inc.*	99	247
scPharmaceuticals, Inc.*	69	244
Nevro Corp.*	65	242
Corbus Pharmaceuticals Holdings, Inc.*	20	236
Caribou Biosciences, Inc.*	147	234
Sanara Medtech, Inc.*	7	232
HF Foods Group, Inc.*	71	228

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Consumer, Non-cyclical - 7.2% (continued)
Stereotaxis, Inc.*	99	$226
Achieve Life Sciences, Inc.*	64	225
Zynex, Inc.*	28	224
Puma Biotechnology, Inc.*	73	223
Foghorn Therapeutics, Inc.*	47	222
Contineum Therapeutics, Inc. — Class A*	15	220
Quipt Home Medical Corp.*	72	220
X4 Pharmaceuticals, Inc.*	298	219
TScan Therapeutics, Inc.*	71	216
Information Services Group, Inc.	64	214
Enanta Pharmaceuticals, Inc.*	37	213
Atossa Therapeutics, Inc.*	225	212
Beauty Health Co.*	133	211
Joint Corp.*	19	202
Lifeway Foods, Inc.*	8	198
Biomea Fusion, Inc.*	51	198
Alumis, Inc.*	24	189
Editas Medicine, Inc.*	148	188
Sonida Senior Living, Inc.*	8	185
Lyell Immunopharma, Inc.*	285	182
Ispire Technology, Inc.*	36	181
Regulus Therapeutics, Inc.*	113	179
Adverum Biotechnologies, Inc.*	38	177
Cabaletta Bio, Inc.*	78	177
Cassava Sciences, Inc.*,1	74	175
Waldencast plc — Class A*	43	173
Zura Bio Ltd.*	69	173
Orchestra BioMed Holdings, Inc.*	43	172
Scilex Holding Co.*	402	171
Kyverna Therapeutics, Inc.*	45	168
IGM Biosciences, Inc.*	27	165
Solid Biosciences, Inc.*	41	164
Harvard Bioscience, Inc.*	75	158
Gyre Therapeutics, Inc.*	13	157
Alto Neuroscience, Inc.*	37	157
Veru, Inc.*	234	152
Black Diamond Therapeutics, Inc.*	71	152
Lexicon Pharmaceuticals, Inc.*	205	151
Nautilus Biotechnology, Inc.*	90	151
Applied Therapeutics, Inc.*	172	147
Bluebird Bio, Inc.*,1	17	142
HireQuest, Inc.	10	142
Tenaya Therapeutics, Inc.*	99	142
Pyxis Oncology, Inc.*	90	140
XBiotech, Inc.*	35	138
Innovage Holding Corp.*	35	138
Emerald Holding, Inc.	28	135
Acrivon Therapeutics, Inc.*	22	132
Acumen Pharmaceuticals, Inc.*	77	132
Lineage Cell Therapeutics, Inc.*	262	132
AirSculpt Technologies, Inc.*,1	25	130
Greenwich Lifesciences, Inc.*	11	124
DLH Holdings Corp.*	15	120
HilleVax, Inc.*	57	118
FiscalNote Holdings, Inc.*	110	118
Akoya Biosciences, Inc.*	49	112
Inmune Bio, Inc.*	24	112
Renovaro, Inc.*	134	112
PepGen, Inc.*	28	106
Agenus, Inc.*	38	104
Fibrobiologics, Inc.*	52	104
Ovid therapeutics, Inc.*	110	103
Forafric Global plc*	10	103
ALX Oncology Holdings, Inc.*	60	100
Generation Bio Co.*	92	98
Skye Bioscience, Inc.*	34	96
Climb Bio, Inc.*	53	95
Cibus, Inc.*	32	89
Shattuck Labs, Inc.*	72	87
RAPT Therapeutics, Inc.*	55	87
Werewolf Therapeutics, Inc.*	57	84
Inovio Pharmaceuticals, Inc.*	46	84
Century Therapeutics, Inc.*	83	84
Actinium Pharmaceuticals, Inc.*	55	69
Aerovate Therapeutics, Inc.*	25	66
Metagenomi, Inc.*	18	65
Invivyd, Inc.*	146	65
Elevation Oncology, Inc.*	99	56
Fractyl Health, Inc.*	26	54
Telomir Pharmaceuticals, Inc.*	13	54
Boundless Bio, Inc.*	18	52
Outlook Therapeutics, Inc.*	27	51
Galectin Therapeutics, Inc.*	38	49
Tevogen Bio Holdings, Inc.*	40	41
MarketWise, Inc.	69	39
Q32 Bio, Inc.*	11	38
Prelude Therapeutics, Inc.*	25	32
Verrica Pharmaceuticals, Inc.*	36	25
CervoMed, Inc.*	10	23
Lyra Therapeutics, Inc.*	89	18
Conduit Pharmaceuticals, Inc.*	64	4
Ligand Pharmaceuticals, Inc.*,†††	42	–
Ligand Pharmaceuticals, Inc.*,†††	42	–
Total Consumer, Non-cyclical		1,097,746
Industrial - 5.1%
Applied Industrial Technologies, Inc.	67	16,044
Rocket Lab USA, Inc.*	609	15,511
Mueller Industries, Inc.	195	15,475
Fluor Corp.*	298	14,697
Chart Industries, Inc.*	75	14,313
Fabrinet*	64	14,072
UFP Industries, Inc.	107	12,054
SPX Technologies, Inc.*	81	11,787
Casella Waste Systems, Inc. — Class A*	109	11,533
Badger Meter, Inc.	52	11,030
Summit Materials, Inc. — Class A*	214	10,828
Modine Manufacturing Co.*	91	10,550
John Bean Technologies Corp.	82	10,422
Knife River Corp.*	101	10,266
CSW Industrials, Inc.	29	10,231
Watts Water Technologies, Inc. — Class A	49	9,962
GATX Corp.	64	9,918
Federal Signal Corp.	107	9,886

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Industrial - 5.1% (continued)
Moog, Inc. — Class A	50	$9,842
Novanta, Inc.*	63	9,625
Zurn Elkay Water Solutions Corp.	255	9,511
NEXTracker, Inc. — Class A*	255	9,315
Sterling Infrastructure, Inc.*	53	8,928
Itron, Inc.*	81	8,795
Dycom Industries, Inc.*	50	8,703
Arcosa, Inc.	86	8,320
Belden, Inc.	73	8,221
Boise Cascade Co.	68	8,082
Exponent, Inc.	89	7,930
Franklin Electric Company, Inc.	80	7,796
Bloom Energy Corp. — Class A*	351	7,796
Matson, Inc.	57	7,686
Advanced Energy Industries, Inc.	66	7,632
Frontdoor, Inc.*	138	7,545
AeroVironment, Inc.*	49	7,541
Golar LNG Ltd.	177	7,491
Plexus Corp.*	47	7,355
Primoris Services Corp.	95	7,258
Kadant, Inc.	21	7,245
Sanmina Corp.*	94	7,113
Construction Partners, Inc. — Class A*	78	6,900
Kratos Defense & Security Solutions, Inc.*	261	6,885
Granite Construction, Inc.	78	6,841
Cactus, Inc. — Class A	116	6,770
EnerSys	73	6,747
RXO, Inc.*	279	6,651
Enpro, Inc.	38	6,553
Mirion Technologies, Inc.*	361	6,299
Mueller Water Products, Inc. — Class A	275	6,188
Joby Aviation, Inc.*	756	6,146
ESCO Technologies, Inc.	45	5,994
Atmus Filtration Technologies, Inc.	149	5,838
Terex Corp.	118	5,454
Atkore, Inc.	63	5,257
Trinity Industries, Inc.	147	5,160
Griffon Corp.	66	4,704
OSI Systems, Inc.*	28	4,688
Hub Group, Inc. — Class A	105	4,679
Albany International Corp. — Class A	58	4,638
AZZ, Inc.	55	4,506
Energizer Holdings, Inc.	129	4,501
TTM Technologies, Inc.*	181	4,480
Leonardo DRS, Inc.*	132	4,265
MYR Group, Inc.*	28	4,166
Enerpac Tool Group Corp.	100	4,109
Barnes Group, Inc.	86	4,064
Archer Aviation, Inc. — Class A*	414	4,037
ArcBest Corp.	43	4,013
Hillenbrand, Inc.	129	3,971
Standex International Corp.	21	3,927
Werner Enterprises, Inc.	109	3,915
Scorpio Tankers, Inc.	78	3,876
Mercury Systems, Inc.*	91	3,822
Vishay Intertechnology, Inc.	225	3,812
Materion Corp.	38	3,757
AAR Corp.*	61	3,738
Kennametal, Inc.	148	3,555
Powell Industries, Inc.	16	3,546
Greenbrier Companies, Inc.	58	3,537
Alamo Group, Inc.	19	3,532
Hillman Solutions Corp.*	348	3,390
Gibraltar Industries, Inc.*	57	3,357
Tecnoglass, Inc.	42	3,331
Masterbrand, Inc.*	226	3,302
Xometry, Inc. — Class A*	76	3,242
Enovix Corp.*,1	287	3,120
Knowles Corp.*	155	3,089
Argan, Inc.	22	3,015
World Kinect Corp.	109	2,999
Benchmark Electronics, Inc.	66	2,996
O-I Glass, Inc.*	274	2,970
Tennant Co.	36	2,935
Apogee Enterprises, Inc.	41	2,928
CTS Corp.	55	2,900
IES Holdings, Inc.*	14	2,813
Greif, Inc. — Class A	45	2,751
Helios Technologies, Inc.	61	2,723
NuScale Power Corp.*	148	2,654
Applied Optoelectronics, Inc.*	71	2,617
International Seaways, Inc.	71	2,552
Triumph Group, Inc.*	130	2,426
Worthington Enterprises, Inc.	59	2,367
SFL Corporation Ltd.	228	2,330
Napco Security Technologies, Inc.	65	2,311
Lindsay Corp.	19	2,248
PureCycle Technologies, Inc.*,1	218	2,235
American Woodmark Corp.*	28	2,227
DHT Holdings, Inc.	239	2,220
Air Transport Services Group, Inc.*	94	2,066
DXP Enterprises, Inc.*	24	1,983
Vicor Corp.*	41	1,981
Columbus McKinnon Corp.	53	1,974
NV5 Global, Inc.*	104	1,959
Golden Ocean Group Ltd.	217	1,944
Worthington Steel, Inc.	61	1,941
Tutor Perini Corp.*	80	1,936
Proto Labs, Inc.*	49	1,915
Ichor Holdings Ltd.*	58	1,869
Janus International Group, Inc.*	252	1,852
TriMas Corp.	75	1,844
Thermon Group Holdings, Inc.*	61	1,755
Teekay Tankers Ltd. — Class A	44	1,751
Marten Transport Ltd.	107	1,670
Ducommun, Inc.*	26	1,655
Bel Fuse, Inc. — Class B	20	1,649
Limbach Holdings, Inc.*	19	1,625
CECO Environmental Corp.*	53	1,602
Dorian LPG Ltd.	65	1,584
Cadre Holdings, Inc.	48	1,550
Gorman-Rupp Co.	40	1,517

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Industrial - 5.1% (continued)
American Superconductor Corp.*	61	$1,502
Energy Recovery, Inc.*	101	1,485
Forward Air Corp.*	46	1,484
Astec Industries, Inc.	44	1,478
Great Lakes Dredge & Dock Corp.*	121	1,366
Mesa Laboratories, Inc.	10	1,319
JELD-WEN Holding, Inc.*	161	1,319
Pactiv Evergreen, Inc.	75	1,310
FLEX LNG Ltd.	56	1,285
Aspen Aerogels, Inc.*	108	1,283
Willis Lease Finance Corp.	6	1,245
Hyster-Yale, Inc.	22	1,120
Metallus, Inc.*	79	1,116
Montrose Environmental Group, Inc.*	59	1,094
Enviri Corp.*	142	1,093
Genco Shipping & Trading Ltd.	78	1,087
Sturm Ruger & Company, Inc.	30	1,061
Ryerson Holding Corp.	56	1,037
Costamare, Inc.	80	1,028
Insteel Industries, Inc.	36	972
LSI Industries, Inc.	50	971
Heartland Express, Inc.	86	965
Intuitive Machines, Inc.*,1	53	963
Ardmore Shipping Corp.	77	936
Standard BioTools, Inc.*	525	919
Northwest Pipe Co.*	19	917
Evolv Technologies Holdings, Inc.*	231	912
Nordic American Tankers Ltd.	360	900
Byrna Technologies, Inc.*	31	893
Clearwater Paper Corp.*	30	893
Smith & Wesson Brands, Inc.	88	889
National Presto Industries, Inc.	9	886
FARO Technologies, Inc.*	34	862
nLight, Inc.*	82	860
Graham Corp.*	19	845
Kimball Electronics, Inc.*	45	843
Astronics Corp.*	52	830
Covenant Logistics Group, Inc. — Class A	15	818
GrafTech International Ltd.*	458	792
Teekay Corporation Ltd.	114	790
Ardagh Metal Packaging S.A.[1]	256	771
LSB Industries, Inc.*	99	751
Myers Industries, Inc.	68	751
ChargePoint Holdings, Inc.*,1	692	741
NVE Corp.	9	733
Eastman Kodak Co.*	111	729
Luxfer Holdings plc	52	681
Redwire Corp.*	40	658
Allient, Inc.	27	656
Universal Logistics Holdings, Inc.	14	643
CryoPort, Inc.*	80	622
Manitowoc Company, Inc.*	67	612
Turtle Beach Corp.*	35	606
Bowman Consulting Group Ltd.*	24	599
SmartRent, Inc.*	339	593
Centuri Holdings, Inc.*	30	579
Olympic Steel, Inc.	17	558
Ranpak Holdings Corp.*	80	550
Greif, Inc. — Class B	8	543
Park Aerospace Corp.	36	527
Latham Group, Inc.*	75	522
Pure Cycle Corp.*	39	495
MicroVision, Inc.*	367	481
Orion Group Holdings, Inc.*	63	462
L B Foster Co. — Class A*	17	457
Radiant Logistics, Inc.*	66	442
Park-Ohio Holdings Corp.	16	420
Net Power, Inc.*	38	402
Smith-Midland Corp.*	9	400
Karat Packaging, Inc.	13	393
AerSale Corp.*	62	391
Safe Bulkers, Inc.	109	389
Tredegar Corp.*	49	376
Arq, Inc.*	49	371
Mayville Engineering Company, Inc.*	23	362
Bel Fuse, Inc. — Class A	4	360
Mistras Group, Inc.*	37	335
Eve Holding, Inc.*	61	332
Stoneridge, Inc.*	51	320
Gencor Industries, Inc.*	18	318
Pangaea Logistics Solutions Ltd.	57	306
Concrete Pumping Holdings, Inc.*	44	293
Perma-Fix Environmental Services, Inc.*	26	288
LanzaTech Global, Inc.*	201	275
NN, Inc.*	83	271
Virgin Galactic Holdings, Inc.*,1	46	271
Himalaya Shipping Ltd.	55	267
Eastern Co.	10	265
Omega Flex, Inc.	6	252
Twin Disc, Inc.	21	247
GoPro, Inc. — Class A*	224	244
Core Molding Technologies, Inc.*	14	232
Sight Sciences, Inc.*	63	229
Proficient Auto Logistics, Inc.*	27	218
Taylor Devices, Inc.*	5	208
Quest Resource Holding Corp.*	30	195
PAMT CORP*	11	180
AMMO, Inc.*	160	176
Caesarstone Ltd.*	38	161
Ultralife Corp.*	20	149
VirTra, Inc.*	19	128
NL Industries, Inc.	15	117
908 Devices, Inc.*	44	97
Amprius Technologies, Inc.*	33	92
374Water, Inc.*	118	81
Southland Holdings, Inc.*	18	59
Bridger Aerospace Group Holdings, Inc.*	17	36
Solidion Technology, Inc.*	24	17
Total Industrial		780,153

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Consumer, Cyclical - 3.4%
Abercrombie & Fitch Co. — Class A*	88	$13,153
Taylor Morrison Home Corp. — Class A*	181	11,079
Beacon Roofing Supply, Inc.*	108	10,971
Aurora Innovation, Inc.*	1,679	10,578
Brinker International, Inc.*	79	10,451
Meritage Homes Corp.	64	9,844
Group 1 Automotive, Inc.	23	9,694
Shake Shack, Inc. — Class A*	68	8,826
Champion Homes, Inc.*	95	8,370
Kontoor Brands, Inc.	97	8,285
Asbury Automotive Group, Inc.*	34	8,263
Boot Barn Holdings, Inc.*	53	8,046
Six Flags Entertainment Corp.	165	7,951
Installed Building Products, Inc.	43	7,536
KB Home	114	7,492
FirstCash Holdings, Inc.	68	7,045
SkyWest, Inc.*	70	7,009
Academy Sports & Outdoors, Inc.	120	6,904
M/I Homes, Inc.*	47	6,249
Cavco Industries, Inc.*	14	6,247
Urban Outfitters, Inc.*	112	6,147
Cinemark Holdings, Inc.*	197	6,103
Signet Jewelers Ltd.	74	5,973
Rush Enterprises, Inc. — Class A	109	5,972
Resideo Technologies, Inc.*	259	5,970
GMS, Inc.*	70	5,938
Tri Pointe Homes, Inc.*	163	5,910
Victoria’s Secret & Co.*	141	5,840
Dorman Products, Inc.*	45	5,830
Sweetgreen, Inc. — Class A*	175	5,611
Steven Madden Ltd.	129	5,485
Peloton Interactive, Inc. — Class A*	616	5,359
American Eagle Outfitters, Inc.	321	5,351
Hanesbrands, Inc.*	626	5,096
Hilton Grand Vacations, Inc.*	125	4,869
LCI Industries	46	4,756
Patrick Industries, Inc.	57	4,736
UniFirst Corp.	27	4,619
Goodyear Tire & Rubber Co.*	504	4,536
Visteon Corp.*	50	4,436
JetBlue Airways Corp.*	553	4,347
PriceSmart, Inc.	47	4,332
HNI Corp.	84	4,231
Red Rock Resorts, Inc. — Class A	91	4,208
Cheesecake Factory, Inc.	86	4,080
OPENLANE, Inc.*	192	3,809
Warby Parker, Inc. — Class A*	155	3,753
Phinia, Inc.	77	3,709
Century Communities, Inc.	49	3,595
International Game Technology plc	203	3,585
OneSpaWorld Holdings Ltd.	180	3,582
Atlanta Braves Holdings, Inc. — Class C*	93	3,558
Acushnet Holdings Corp.	50	3,554
LGI Homes, Inc.*	38	3,397
La-Z-Boy, Inc.	75	3,268
Sonos, Inc.*	217	3,264
Foot Locker, Inc.*	148	3,221
United Parks & Resorts, Inc.*	57	3,203
Wolverine World Wide, Inc.	143	3,175
Green Brick Partners, Inc.*	55	3,107
VSE Corp.	31	2,948
REV Group, Inc.	91	2,900
Buckle, Inc.	57	2,896
H&E Equipment Services, Inc.	58	2,840
MillerKnoll, Inc.	123	2,778
Allegiant Travel Co. — Class A*	29	2,729
Adient plc*	158	2,722
Dana, Inc.	232	2,682
G-III Apparel Group Ltd.*	82	2,675
Papa John’s International, Inc.	61	2,505
Madison Square Garden Entertainment Corp.*	70	2,492
Interface, Inc. — Class A	102	2,484
Gentherm, Inc.*	62	2,475
Sabre Corp.*	669	2,442
Winnebago Industries, Inc.	51	2,437
AMC Entertainment Holdings, Inc. — Class A*	610	2,428
Fox Factory Holding Corp.*	79	2,391
Life Time Group Holdings, Inc.*	108	2,389
Blue Bird Corp.*	59	2,279
ScanSource, Inc.*	48	2,278
Camping World Holdings, Inc. — Class A	101	2,129
Cracker Barrel Old Country Store, Inc.	40	2,114
Global Business Travel Group I*	224	2,079
Oxford Industries, Inc.	26	2,048
IMAX Corp.*	79	2,022
Topgolf Callaway Brands Corp.*	251	1,973
Winmark Corp.	5	1,965
Steelcase, Inc. — Class A	166	1,962
Rush Street Interactive, Inc.*	141	1,935
MRC Global, Inc.*	151	1,930
Everi Holdings, Inc.*	142	1,918
Sally Beauty Holdings, Inc.*	182	1,902
Monarch Casino & Resort, Inc.	24	1,894
XPEL, Inc.*	47	1,877
Bloomin’ Brands, Inc.	151	1,844
Dave & Buster’s Entertainment, Inc.*	57	1,664
Lions Gate Entertainment Corp. — Class B*	220	1,661
Super Group SGHC Ltd.	265	1,651
Sonic Automotive, Inc. — Class A	26	1,647
BlueLinx Holdings, Inc.*	16	1,635
Jack in the Box, Inc.	39	1,624
Malibu Boats, Inc. — Class A*	42	1,579
Beazer Homes USA, Inc.*	57	1,565
Caleres, Inc.	63	1,459
National Vision Holdings, Inc.*	139	1,448
ODP Corp.*	62	1,410
Wabash National Corp.	82	1,405
PC Connection, Inc.	20	1,385

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Consumer, Cyclical - 3.4% (continued)
Hovnanian Enterprises, Inc. — Class A*	10	$1,338
Miller Industries, Inc.	20	1,307
BJ’s Restaurants, Inc.*	36	1,265
Golden Entertainment, Inc.	40	1,264
Build-A-Bear Workshop, Inc. — Class A	27	1,243
Dream Finders Homes, Inc. — Class A*	52	1,210
Ethan Allen Interiors, Inc.	43	1,209
American Axle & Manufacturing Holdings, Inc.*	204	1,189
Daktronics, Inc.*	70	1,180
indie Semiconductor, Inc. — Class A*	290	1,175
Standard Motor Products, Inc.	37	1,146
MarineMax, Inc.*	39	1,129
Shoe Carnival, Inc.	33	1,092
First Watch Restaurant Group, Inc.*	57	1,061
Sun Country Airlines Holdings, Inc.*	72	1,050
RCI Hospitality Holdings, Inc.	18	1,034
Marcus Corp.	48	1,032
Kura Sushi USA, Inc. — Class A*	11	996
Accel Entertainment, Inc.*	91	972
Douglas Dynamics, Inc.	41	969
Arko Corp.	143	942
Portillo’s, Inc. — Class A*	100	940
Rush Enterprises, Inc. — Class B	17	925
Forestar Group, Inc.*	35	907
Lions Gate Entertainment Corp. — Class A*	106	905
Genesco, Inc.*	21	898
Arhaus, Inc.	94	883
A-Mark Precious Metals, Inc.	31	849
Dine Brands Global, Inc.	28	843
Xperi, Inc.*	80	822
Bally’s Corp.*	45	805
Atlanta Braves Holdings, Inc. — Class A*	19	775
Clean Energy Fuels Corp.*	302	758
Lindblad Expeditions Holdings, Inc.*	63	747
Methode Electronics, Inc.	63	743
Funko, Inc. — Class A*	55	737
EVgo, Inc.*	181	733
Shyft Group, Inc.	62	728
Leslie’s, Inc.*	319	711
Zumiez, Inc.*	36	690
Hyliion Holdings Corp.*	258	673
America’s Car-Mart, Inc.*	13	666
Lovesac Co.*	28	662
MasterCraft Boat Holdings, Inc.*	33	629
Nu Skin Enterprises, Inc. — Class A	91	627
Global Industrial Co.	25	620
Titan International, Inc.*	90	611
Sleep Number Corp.*	40	610
Haverty Furniture Companies, Inc.	26	579
Xponential Fitness, Inc. — Class A*	43	578
Movado Group, Inc.	29	571
Petco Health & Wellness Company, Inc.*	149	568
Frontier Group Holdings, Inc.*	78	555
Denny’s Corp.*	90	545
Titan Machinery, Inc.*	37	523
El Pollo Loco Holdings, Inc.*	45	519
Solid Power, Inc.*	270	510
SES AI Corp.*	231	506
Potbelly Corp.*	51	480
Designer Brands, Inc. — Class A	86	459
Hudson Technologies, Inc.*	82	457
Savers Value Village, Inc.*	43	441
Flexsteel Industries, Inc.	8	435
Cooper-Standard Holdings, Inc.*	31	420
Weyco Group, Inc.	11	413
iRobot Corp.*	52	403
JAKKS Pacific, Inc.*	14	394
OneWater Marine, Inc. — Class A*	22	382
Superior Group of Companies, Inc.	23	380
Tile Shop Holdings, Inc.*	54	374
Webtoon Entertainment, Inc.*	27	367
Hamilton Beach Brands Holding Co. — Class A	19	320
Rocky Brands, Inc.	14	319
Reservoir Media, Inc.*	35	317
J Jill, Inc.	11	304
Johnson Outdoors, Inc. — Class A	9	297
Citi Trends, Inc.*	11	289
Hooker Furnishings Corp.	20	280
Landsea Homes Corp.*	32	272
Destination XL Group, Inc.*	99	266
Wheels Up Experience, Inc.*	160	264
Holley, Inc.*	87	263
Escalade, Inc.	18	257
Biglari Holdings, Inc. — Class B*	1	254
Full House Resorts, Inc.*	62	253
Clarus Corp.	56	252
Blink Charging Co.*	173	240
Luminar Technologies, Inc.*	39	210
Vera Bradley, Inc.*	51	200
Virco Mfg. Corp.	19	195
Aeva Technologies, Inc.*	41	195
ThredUp, Inc. — Class A*	140	195
GrowGeneration Corp.*	110	186
Torrid Holdings, Inc.*	34	178
EVI Industries, Inc.	10	163
Livewire Group, Inc.*	33	159
Commercial Vehicle Group, Inc.*	60	149
Marine Products Corp.	16	147
Traeger, Inc.*	61	146
Lifetime Brands, Inc.	24	142
Tilly’s, Inc. — Class A*	27	115
ONE Group Hospitality, Inc.*	38	110
Purple Innovation, Inc.*	105	82
CompX International, Inc.	3	78

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Consumer, Cyclical - 3.4% (continued)
United Homes Group, Inc.*	9	$38
Canoo, Inc.*	8	11
Qurate Retail, Inc. — Class B*	2	6
Total Consumer, Cyclical		519,314
Technology - 3.2%
IonQ, Inc.*	351	14,661
ExlService Holdings, Inc.*	275	12,204
SPS Commerce, Inc.*	66	12,143
CommVault Systems, Inc.*	76	11,469
SoundHound AI, Inc. — Class A*	540	10,714
Altair Engineering, Inc. — Class A*	95	10,365
Workiva, Inc.*	91	9,965
Rambus, Inc.*	187	9,885
ACI Worldwide, Inc.*	187	9,707
Qualys, Inc.*	67	9,395
Varonis Systems, Inc.*	196	8,708
Clearwater Analytics Holdings, Inc. — Class A*	312	8,586
Tenable Holdings, Inc.*	211	8,309
Maximus, Inc.	107	7,988
Box, Inc. — Class A*	251	7,932
Semtech Corp.*	127	7,855
Insight Enterprises, Inc.*	48	7,301
Silicon Laboratories, Inc.*	58	7,205
SiTime Corp.*	32	6,865
C3.ai, Inc. — Class A*	193	6,645
BlackLine, Inc.*	106	6,441
ASGN, Inc.*	75	6,250
Power Integrations, Inc.	100	6,170
FormFactor, Inc.*	137	6,028
Intapp, Inc.*	93	5,960
Freshworks, Inc. — Class A*	366	5,918
Impinj, Inc.*	40	5,810
Zeta Global Holdings Corp. — Class A*	316	5,685
ACV Auctions, Inc. — Class A*	262	5,659
Synaptics, Inc.*	70	5,342
Vertex, Inc. — Class A*	100	5,335
Blackbaud, Inc.*	72	5,322
Agilysys, Inc.*	40	5,268
Diodes, Inc.*	84	5,180
Ambarella, Inc.*	70	5,092
Progress Software Corp.	76	4,951
Braze, Inc. — Class A*	117	4,900
Rapid7, Inc.*	111	4,465
Kulicke & Soffa Industries, Inc.	95	4,433
NCR Atleos Corp.*	128	4,342
PAR Technology Corp.*	59	4,288
Rigetti Computing, Inc.*	275	4,196
Axcelis Technologies, Inc.*	60	4,192
DigitalOcean Holdings, Inc.*	122	4,157
Clear Secure, Inc. — Class A	156	4,156
AvePoint, Inc.*	225	3,715
NCR Voyix Corp.*	260	3,598
Privia Health Group, Inc.*	182	3,558
WNS Holdings Ltd.*	75	3,554
Alkami Technology, Inc.*	93	3,411
AvidXchange Holdings, Inc.*	308	3,185
Verint Systems, Inc.*	108	2,965
PagerDuty, Inc.*	162	2,958
Asana, Inc. — Class A*	144	2,919
Ultra Clean Holdings, Inc.*	81	2,912
Donnelley Financial Solutions, Inc.*	46	2,886
Waystar Holding Corp.*	77	2,826
CSG Systems International, Inc.	55	2,811
MaxLinear, Inc. — Class A*	142	2,809
Adeia, Inc.	196	2,740
Veeco Instruments, Inc.*	102	2,734
Sprout Social, Inc. — Class A*	89	2,733
NetScout Systems, Inc.*	124	2,686
Photronics, Inc.*	112	2,639
Appian Corp. — Class A*	75	2,474
Phreesia, Inc.*	98	2,466
Zuora, Inc. — Class A*	247	2,450
Grid Dynamics Holdings, Inc.*	105	2,335
Evolent Health, Inc. — Class A*	204	2,295
Cohu, Inc.*	85	2,269
Matterport, Inc.*	470	2,228
Fastly, Inc. — Class A*	228	2,152
NextNav, Inc.*	135	2,101
Jamf Holding Corp.*	146	2,051
Pitney Bowes, Inc.	283	2,049
Diebold Nixdorf, Inc.*	47	2,023
Alignment Healthcare, Inc.*	179	2,014
Digi International, Inc.*	66	1,995
Schrodinger Incorporated/United States*	103	1,987
Innodata, Inc.*	50	1,976
PROS Holdings, Inc.*	85	1,867
Vimeo, Inc.*	278	1,779
Penguin Solutions, Inc.*	92	1,765
Ibotta, Inc. — Class A*	27	1,757
Xerox Holdings Corp.	208	1,753
Blend Labs, Inc. — Class A*	414	1,743
Daily Journal Corp.*	3	1,704
Alpha & Omega Semiconductor Ltd.*	42	1,555
PDF Solutions, Inc.*	57	1,544
Sapiens International Corporation N.V.	57	1,532
Planet Labs PBC*	377	1,523
D-Wave Quantum, Inc.*	173	1,453
Olo, Inc. — Class A*	188	1,444
Amplitude, Inc. — Class A*	136	1,435
ACM Research, Inc. — Class A*	94	1,419
SolarWinds Corp.	97	1,382
CEVA, Inc.*	43	1,357
Integral Ad Science Holding Corp.*	127	1,326
OneSpan, Inc.	70	1,298
V2X, Inc.*	25	1,196
N-able, Inc.*	128	1,196
Yext, Inc.*	186	1,183
MeridianLink, Inc.*	57	1,177
PubMatic, Inc. — Class A*	78	1,146
Conduent, Inc.*	281	1,135
Weave Communications, Inc.*	69	1,099
Climb Global Solutions, Inc.	8	1,014
Digimarc Corp.*	27	1,011
Cantaloupe, Inc.*	105	999

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Technology - 3.2% (continued)
Ouster, Inc.*	81	$990
Mitek Systems, Inc.*	88	979
E2open Parent Holdings, Inc.*	363	966
I3 Verticals, Inc. — Class A*	40	922
Enfusion, Inc. — Class A*	87	896
Simulations Plus, Inc.	30	837
Aehr Test Systems*	50	831
BigBear.ai Holdings, Inc.*	180	801
Navitas Semiconductor Corp.*	224	800
GigaCloud Technology, Inc. — Class A*,1	43	796
PlayAGS, Inc.*	69	796
Consensus Cloud Solutions, Inc.*	33	787
Unisys Corp.*	122	772
BigCommerce Holdings, Inc.*	125	765
SEMrush Holdings, Inc. — Class A*	64	760
Bandwidth, Inc. — Class A*	44	749
Health Catalyst, Inc.*	105	742
3D Systems Corp.*	226	741
Red Violet, Inc.	20	724
SkyWater Technology, Inc.*	50	690
Porch Group, Inc.*	138	679
Talkspace, Inc.*	219	677
Life360, Inc.*	16	660
Logility Supply Chain Solutions, Inc. — Class A	59	654
8x8, Inc.*	226	603
Cerence, Inc.*	76	597
Pagaya Technologies Ltd. — Class A*,1	63	585
Viant Technology, Inc. — Class A*	30	570
Corsair Gaming, Inc.*	82	542
Vishay Precision Group, Inc.*	22	516
Arteris, Inc.*	49	499
Outbrain, Inc.*	69	495
ReposiTrak, Inc.[1]	22	487
Immersion Corp.	54	471
Cricut, Inc. — Class A	82	467
EverCommerce, Inc.*	41	451
IBEX Holdings Ltd.*	21	451
Domo, Inc. — Class B*	61	432
Definitive Healthcare Corp.*	99	407
Asure Software, Inc.*	42	395
Kaltura, Inc.*	170	374
Inspired Entertainment, Inc.*	41	371
Telos Corp.*	97	332
ON24, Inc.*	51	329
Richardson Electronics Ltd.	23	323
QuickLogic Corp.*	26	294
Playstudios, Inc.*	157	292
Digital Turbine, Inc.*	171	289
eGain Corp.*	45	280
Rimini Street, Inc.*	98	262
Rackspace Technology, Inc.*	118	261
CS Disco, Inc.*	52	260
Everspin Technologies, Inc.*	35	224
WM Technology, Inc.*	151	208
Rekor Systems, Inc.*	130	203
TTEC Holdings, Inc.*	36	180
Golden Matrix Group, Inc.*	36	71
Airship AI Holdings, Inc.*	11	69
System1, Inc.*	41	37
GCT Semiconductor Holding, Inc.*	14	33
Total Technology		482,412
Energy - 1.5%
CNX Resources Corp.*	258	9,461
ChampionX Corp.	339	9,217
SM Energy Co.	203	7,868
Noble Corporation plc	247	7,756
Murphy Oil Corp.	252	7,626
Archrock, Inc.	296	7,367
Magnolia Oil & Gas Corp. — Class A	307	7,178
Northern Oil & Gas, Inc.	177	6,577
California Resources Corp.	123	6,382
Patterson-UTI Energy, Inc.	689	5,691
Liberty Energy, Inc. — Class A	283	5,629
Helmerich & Payne, Inc.	173	5,539
CONSOL Energy, Inc.	51	5,441
Warrior Met Coal, Inc.	95	5,153
Valaris Ltd.*	111	4,911
Tidewater, Inc.*	89	4,869
Transocean Ltd.*	1,294	4,852
Seadrill Ltd.*	121	4,711
Oceaneering International, Inc.*	180	4,694
Peabody Energy Corp.	224	4,691
PBF Energy, Inc. — Class A	176	4,673
Arch Resources, Inc.	33	4,660
Gulfport Energy Corp.*	24	4,421
Crescent Energy Co. — Class A1	292	4,266
Alpha Metallurgical Resources, Inc.*	21	4,202
Kinetik Holdings, Inc. — Class A	71	4,026
Sunrun, Inc.*	387	3,580
Comstock Resources, Inc.*	165	3,006
Plug Power, Inc.*,1	1,394	2,969
Kosmos Energy Ltd.*	829	2,835
Sitio Royalties Corp. — Class A	144	2,762
Atlas Energy Solutions, Inc.	122	2,706
Talos Energy, Inc.*	278	2,699
DNOW, Inc.*	187	2,433
Helix Energy Solutions Group, Inc.*	257	2,395
Kodiak Gas Services, Inc.	57	2,327
Select Water Solutions, Inc. — Class A	162	2,145
Delek US Holdings, Inc.	114	2,109
Expro Group Holdings N.V.*	169	2,107
Sable Offshore Corp.*	90	2,061
Shoals Technologies Group, Inc. — Class A*	324	1,792
Par Pacific Holdings, Inc.*	107	1,754
Fluence Energy, Inc.*	108	1,715
Borr Drilling Ltd.[1]	420	1,638
Array Technologies, Inc.*	270	1,631
Vital Energy, Inc.*	52	1,608
SunCoke Energy, Inc.	149	1,594
NextDecade Corp.*	205	1,581

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Energy - 1.5% (continued)
Bristow Group, Inc.*	46	$1,578
ProPetro Holding Corp.*	164	1,530
Core Laboratories, Inc.	86	1,489
Diversified Energy Company plc	87	1,462
Solaris Energy Infrastructure, Inc. — Class A	45	1,295
Aris Water Solutions, Inc. — Class A	50	1,198
CVR Energy, Inc.*	63	1,181
REX American Resources Corp.*	28	1,167
Vitesse Energy, Inc.	46	1,150
NPK International, Inc.*	147	1,128
Excelerate Energy, Inc. — Class A	37	1,119
Green Plains, Inc.*	113	1,071
Nabors Industries Ltd.*	16	915
RPC, Inc.	151	897
Innovex International, Inc.*	63	880
VAALCO Energy, Inc.	186	813
TETRA Technologies, Inc.*	222	795
SandRidge Energy, Inc.	60	703
Riley Exploration Permian, Inc.	22	702
Sunnova Energy International, Inc.*	195	669
Granite Ridge Resources, Inc.	98	633
Oil States International, Inc.*	118	597
Matrix Service Co.*	48	575
Berry Corp.	136	562
Natural Gas Services Group, Inc.*	20	536
Ramaco Resources, Inc. — Class A	51	523
Freyr Battery, Inc.*	200	516
Hallador Energy Co.*	45	515
Montauk Renewables, Inc.*	121	482
Amplify Energy Corp.*	73	438
Ranger Energy Services, Inc. — Class A	28	433
Energy Vault Holdings, Inc.*	183	417
ASP Isotopes, Inc.*	91	412
HighPeak Energy, Inc.[1]	26	382
Ring Energy, Inc.*	262	356
Forum Energy Technologies, Inc.*	22	341
ProFrac Holding Corp. — Class A*,1	41	318
W&T Offshore, Inc.	178	295
SEACOR Marine Holdings, Inc.*	45	295
Evolution Petroleum Corp.	56	293
FuelCell Energy, Inc.*,1	32	289
DMC Global, Inc.*	37	272
FutureFuel Corp.	48	254
Geospace Technologies Corp.*	25	251
NACCO Industries, Inc. — Class A	8	239
Empire Petroleum Corp.*	29	220
PrimeEnergy Resources Corp.*	1	220
Aemetis, Inc.*	67	180
TPI Composites, Inc.*,1	86	163
Stem, Inc.*	269	162
Mammoth Energy Services, Inc.*	46	138
Ramaco Resources, Inc. — Class B	10	102
Drilling Tools International Corp.*	21	69
Prairie Operating Co.*	8	55
Verde Clean Fuels, Inc.*	6	25
SolarMax Technology, Inc.*	15	24
Total Energy		234,632
Communications - 1.3%
Credo Technology Group Holding Ltd.*	245	16,466
Q2 Holdings, Inc.*	105	10,568
Lumen Technologies, Inc.*	1,770	9,399
InterDigital, Inc.	46	8,911
Hims & Hers Health, Inc.*	336	8,124
Cogent Communications Holdings, Inc.	79	6,089
Telephone & Data Systems, Inc.	178	6,072
Cargurus, Inc.*	157	5,737
TEGNA, Inc.	298	5,450
AST SpaceMobile, Inc.*	238	5,022
EchoStar Corp. — Class A*	216	4,946
Yelp, Inc. — Class A*	119	4,605
Ziff Davis, Inc.*	77	4,184
Viavi Solutions, Inc.*	389	3,929
Extreme Networks, Inc.*	225	3,766
Calix, Inc.*	106	3,696
Upwork, Inc.*	222	3,630
Cable One, Inc.	10	3,621
ePlus, Inc.*	49	3,620
Magnite, Inc.*	225	3,582
DigitalBridge Group, Inc.	282	3,181
Globalstar, Inc.*	1,295	2,681
Harmonic, Inc.*	198	2,620
Applied Digital Corp.*	335	2,559
A10 Networks, Inc.	131	2,410
Revolve Group, Inc.*	71	2,378
Infinera Corp.*,1	359	2,359
QuinStreet, Inc.*	94	2,169
Despegar.com Corp.*	110	2,117
Cars.com, Inc.*	122	2,114
CommScope Holding Company, Inc.*	375	1,954
RealReal, Inc.*	175	1,913
Sphere Entertainment Co.*	47	1,895
Viasat, Inc.*	218	1,855
Opendoor Technologies, Inc.*	1,101	1,762
Sprinklr, Inc. — Class A*	204	1,724
NETGEAR, Inc.*	55	1,533
Shutterstock, Inc.	50	1,517
Liberty Latin America Ltd. — Class C*	229	1,452
HealthStream, Inc.	45	1,431
Figs, Inc. — Class A*	231	1,430
Bumble, Inc. — Class A*	171	1,392
IDT Corp. — Class B	28	1,331
Liquidity Services, Inc.*	40	1,292
Gannett Company, Inc.*	251	1,270
ADTRAN Holdings, Inc.*	139	1,158

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Communications - 1.3% (continued)
Shenandoah Telecommunications Co.	90	$1,135
Powerfleet Incorporated NJ*	167	1,112
Open Lending Corp. — Class A*	182	1,087
Couchbase, Inc.*	69	1,076
Stagwell, Inc.*	153	1,007
Thryv Holdings, Inc.*	65	962
EverQuote, Inc. — Class A*	47	940
Gogo, Inc.*	116	938
Sinclair, Inc.	58	936
Scholastic Corp.	43	917
TechTarget, Inc.*	46	912
National CineMedia, Inc.*	137	910
Clear Channel Outdoor Holdings, Inc.*	625	856
Grindr, Inc.*	45	803
Stitch Fix, Inc. — Class A*	177	763
Nextdoor Holdings, Inc.*	320	758
Clearfield, Inc.*	23	713
fuboTV, Inc.*	563	709
Ribbon Communications, Inc.*	162	674
Boston Omaha Corp. — Class A*	45	638
Vivid Seats, Inc. — Class A*,1	137	634
Ooma, Inc.*	44	619
MediaAlpha, Inc. — Class A*	53	598
AMC Networks, Inc. — Class A*	59	584
Innovid Corp.*	189	584
Advantage Solutions, Inc.*	196	572
Anterix, Inc.*	18	552
Spok Holdings, Inc.	34	546
Preformed Line Products Co.	4	511
Groupon, Inc.*	41	498
Eventbrite, Inc. — Class A*	147	494
Gray Television, Inc.	153	482
BARK, Inc.*	249	458
Gambling.com Group Ltd.*	32	451
Backblaze, Inc. — Class A*	74	445
WideOpenWest, Inc.*	89	442
Beyond, Inc.*	84	414
1-800-Flowers.com, Inc. — Class A*	50	408
BlackSky Technology, Inc.*	36	388
Liberty Latin America Ltd. — Class A*	61	388
Getty Images Holdings, Inc.*	179	387
Lands’ End, Inc.*	28	368
iHeartMedia, Inc. — Class A*	183	362
Aviat Networks, Inc.*	20	362
ATN International, Inc.	21	353
LifeMD, Inc.*	64	317
Cardlytics, Inc.*	73	271
Entravision Communications Corp. — Class A	110	258
Tucows, Inc. — Class A*	15	257
EW Scripps Co. — Class A*	109	241
Townsquare Media, Inc. — Class A	24	218
Nerdy, Inc.*	132	214
LiveOne, Inc.*	133	196
AudioEye, Inc.*	12	183
1stdibs.com, Inc.*	47	166
RumbleON, Inc. — Class B*	30	163
OptimizeRx Corp.*	33	160
Value Line, Inc.	2	106
Vacasa, Inc. — Class A*	17	83
Solo Brands, Inc. — Class A*	49	56
aka Brands Holding Corp.*	2	37
Total Communications		203,586
Basic Materials - 1.0%
Carpenter Technology Corp.	84	14,256
Commercial Metals Co.	202	10,019
Arcadium Lithium plc*	1,922	9,860
Balchem Corp.	57	9,291
Cabot Corp.	95	8,674
HB Fuller Co.	98	6,613
Avient Corp.	160	6,538
Sensient Technologies Corp.	77	5,487
Hecla Mining Co.	1,041	5,111
Sylvamo Corp.	63	4,978
Innospec, Inc.	45	4,953
Uranium Energy Corp.*	707	4,730
Minerals Technologies, Inc.	58	4,420
Hawkins, Inc.	34	4,171
Coeur Mining, Inc.*	700	4,004
Quaker Chemical Corp.	26	3,660
Rogers Corp.*	34	3,455
Perimeter Solutions, Inc.*	237	3,029
Ingevity Corp.*	68	2,771
Stepan Co.	39	2,523
SSR Mining, Inc.*	359	2,499
United States Lime & Minerals, Inc.	18	2,389
Constellium SE*	231	2,372
Tronox Holdings plc — Class A	212	2,135
Kaiser Aluminum Corp.	30	2,108
Century Aluminum Co.*	98	1,786
Energy Fuels, Inc.*	328	1,683
Centrus Energy Corp. — Class A*	25	1,665
Orion S.A.	103	1,626
Ecovyst, Inc.*	208	1,589
Novagold Resources, Inc.*	431	1,435
Koppers Holdings, Inc.	42	1,361
AdvanSix, Inc.	47	1,339
Ivanhoe Electric Incorporated / US*	149	1,125
Encore Energy Corp.*	322	1,098
Mativ Holdings, Inc.	95	1,035
MAC Copper Ltd. — Class A*	96	1,020
Rayonier Advanced Materials, Inc.*	120	990
Oil-Dri Corporation of America	10	876
Perpetua Resources Corp.*	70	747
Radius Recycling, Inc. — Class A	49	746
Compass Minerals International, Inc.	64	720
Ur-Energy, Inc.*	619	712
Codexis, Inc.*	141	673
Universal Stainless & Alloy Products, Inc.*	15	660
Lifezone Metals Ltd.*	67	466
Intrepid Potash, Inc.*	21	460
Lightwave Logic, Inc.*	214	449

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 31.4% (continued)
Basic Materials - 1.0% (continued)
Kronos Worldwide, Inc.	40	$390
Piedmont Lithium, Inc.*	34	297
Caledonia Mining Corporation plc	31	292
i-80 Gold Corp.*	561	272
Dakota Gold Corp.*	122	268
American Vanguard Corp.	47	218
Northern Technologies International Corp.	14	189
Contango ORE, Inc.*	18	180
Critical Metals Corp.*	14	95
Valhi, Inc.	4	94
Total Basic Materials		156,602
Utilities - 0.9%
Brookfield Infrastructure Corp. — Class A	213	8,522
New Jersey Resources Corp.	175	8,164
Portland General Electric Co.	182	7,939
TXNM Energy, Inc.	161	7,916
Southwest Gas Holdings, Inc.	109	7,707
Black Hills Corp.	122	7,139
ONE Gas, Inc.	103	7,133
Spire, Inc.	101	6,851
Ormat Technologies, Inc.	101	6,840
ALLETE, Inc.	104	6,739
MGE Energy, Inc.	67	6,295
Northwestern Energy Group, Inc.	112	5,988
Otter Tail Corp.	74	5,464
American States Water Co.	69	5,363
Avista Corp.	141	5,165
Chesapeake Utilities Corp.	40	4,854
California Water Service Group	104	4,714
Hawaiian Electric Industries, Inc.*	294	2,861
SJW Group	58	2,855
Northwest Natural Holding Co.	67	2,650
Middlesex Water Co.	32	1,684
Unitil Corp.	30	1,626
Ameresco, Inc. — Class A*	59	1,385
York Water Co.	26	851
Consolidated Water Company Ltd.	28	725
Altus Power, Inc.*	137	558
Genie Energy Ltd. — Class B	25	390
RGC Resources, Inc.	14	281
Global Water Resources, Inc.	23	264
Total Utilities		128,923
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	51	1,814
Total Common Stocks
(Cost $3,641,199)		4,788,535

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	1	–
Total Warrants
(Cost $–)		-

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Sanofi SA	261	–
Cartesian Therapeutics Inc.*	881	–
Oncternal Therapeutics, Inc. *,†††	7	–
Tobira Therapeutics, Inc. *,†††	141	–
Novartis AG *,†††	429	–
Total Consumer, Non-cyclical		–
Communications - 0.0%
RumbleON Inc.	44	–
Total Rights
(Cost $271)		–

EXCHANGE-TRADED FUNDS***,† - 18.5%
Vanguard Russell 2000 ETF	15,743	1,406,322
iShares Russell 2000 Index ETF[1]	6,356	1,404,422
Total Exchange-Traded Funds
(Cost $2,799,131)		2,810,744

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 32.8%
Federal Home Loan Bank
4.10% due 01/02/25[2]	$5,000,000	4,999,431
Total Federal Agency Discount Notes
(Cost $4,999,431)		4,999,431

U.S. TREASURY BILLS†† - 14.5%
U.S. Treasury Bills
4.19% due 01/21/25[2]	2,000,000	1,995,519
4.23% due 03/13/25[2,3]	100,000	99,187
4.21% due 01/16/25[2,4]	69,000	68,886
4.22% due 03/13/25[2]	50,000	49,594
Total U.S. Treasury Bills
(Cost $2,212,971)		2,213,186

REPURCHASE AGREEMENTS††,5 - 73.4%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	6,262,801	6,262,801
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	4,922,816	4,922,816
Total Repurchase Agreements
(Cost $11,185,617)		11,185,617

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 7.3%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[7]	$1,110,529	$1,110,529
Total Securities Lending Collateral
(Cost $1,110,529)		1,110,529
Total Investments - 177.9%
(Cost $25,949,149)		$27,108,042
Other Assets & Liabilities, net - (77.9)%		(11,869,955)
Total Net Assets - 100.0%		$15,238,087

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	21	Mar 2025	$2,361,975	$(31,124)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.88% (Federal Funds Rate + 0.55%)	At Maturity	03/27/25	458	$1,020,359	$(622)
Barclays Bank plc	Russell 2000 Index	Pay	5.12% (SOFR + 0.75%)	At Maturity	03/27/25	702	1,566,319	(953)
Goldman Sachs International	Russell 2000 Index	Pay	4.43% (Federal Funds Rate + 0.10%)	At Maturity	03/26/25	1,237	2,757,852	(35,580)
							$5,344,530	$(37,155)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,788,535		$—	$—	*	$4,788,535
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Exchange-Traded Funds	2,810,744		—	—		2,810,744
Federal Agency Discount Notes	—		4,999,431	—		4,999,431
U.S. Treasury Bills	—		2,213,186	—		2,213,186
Repurchase Agreements	—		11,185,617	—		11,185,617
Securities Lending Collateral	1,110,529		—	—		1,110,529
Total Assets	$8,709,808		$18,398,234	$—		$27,108,042

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$31,124	$—	$—	$31,124
Equity Index Swap Agreements**	—	37,155	—	37,155
Total Liabilities	$31,124	$37,155	$—	$68,279

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 89.1%
Technology - 28.0%
Apple, Inc.	66,090	$16,550,258
NVIDIA Corp.	107,251	14,402,737
Microsoft Corp.	32,507	13,701,700
Broadcom, Inc.	20,421	4,734,405
Salesforce, Inc.	4,180	1,397,499
Oracle Corp.	7,027	1,170,979
Accenture plc — Class A	2,731	960,738
ServiceNow, Inc.*	901	955,168
International Business Machines Corp.	4,043	888,773
Advanced Micro Devices, Inc.*	7,095	857,005
Adobe, Inc.*	1,924	855,564
Intuit, Inc.	1,225	769,912
Texas Instruments, Inc.	3,988	747,790
QUALCOMM, Inc.	4,858	746,286
Palantir Technologies, Inc. — Class A*	8,962	677,796
Applied Materials, Inc.	3,604	586,118
Fiserv, Inc.*	2,487	510,880
Analog Devices, Inc.	2,171	461,251
Micron Technology, Inc.	4,848	408,008
Lam Research Corp.	5,626	406,366
Intel Corp.*	18,858	378,103
KLA Corp.	585	368,620
Cadence Design Systems, Inc.*	1,199	360,251
Crowdstrike Holdings, Inc. — Class A*	1,017	347,977
Synopsys, Inc.*	671	325,677
Autodesk, Inc.*	940	277,836
Fortinet, Inc.*	2,781	262,749
Roper Technologies, Inc.	468	243,290
Workday, Inc. — Class A*	929	239,710
NXP Semiconductor N.V.	1,111	230,921
Fair Isaac Corp.*	106	211,039
MSCI, Inc. — Class A	342	205,203
Paychex, Inc.	1,400	196,308
Fidelity National Information Services, Inc.	2,354	190,133
Cognizant Technology Solutions Corp. — Class A	2,167	166,642
Gartner, Inc.*	337	163,266
Dell Technologies, Inc. — Class C	1,343	154,767
Electronic Arts, Inc.	1,044	152,737
HP, Inc.	4,214	137,503
Microchip Technology, Inc.	2,347	134,600
Take-Two Interactive Software, Inc.*	714	131,433
ANSYS, Inc.*	382	128,860
Monolithic Power Systems, Inc.	212	125,440
Hewlett Packard Enterprise Co.	5,678	121,225
ON Semiconductor Corp.*	1,861	117,336
Broadridge Financial Solutions, Inc.	511	115,532
Tyler Technologies, Inc.*	187	107,832
NetApp, Inc.	895	103,892
PTC, Inc.*	525	96,532
Western Digital Corp.*	1,512	90,161
Teradyne, Inc.	712	89,655
Zebra Technologies Corp. — Class A*	225	86,899
Leidos Holdings, Inc.	583	83,987
Seagate Technology Holdings plc	925	79,837
Super Micro Computer, Inc.*	2,202	67,117
Akamai Technologies, Inc.*	656	62,746
Skyworks Solutions, Inc.	698	61,899
EPAM Systems, Inc.*	248	57,987
Jack Henry & Associates, Inc.	319	55,921
Dayforce, Inc.*	690	50,122
Paycom Software, Inc.	213	43,659
Total Technology		68,414,637
Communications - 13.9%
Amazon.com, Inc.*	40,917	8,976,781
Meta Platforms, Inc. — Class A	9,532	5,581,081
Alphabet, Inc. — Class A	25,547	4,836,047
Alphabet, Inc. — Class C	20,809	3,962,866
Netflix, Inc.*	1,869	1,665,877
Cisco Systems, Inc.	17,428	1,031,737
Walt Disney Co.	7,918	881,669
Verizon Communications, Inc.	18,406	736,056
Booking Holdings, Inc.	145	720,421
AT&T, Inc.	31,372	714,340
Comcast Corp. — Class A	16,689	626,338
Uber Technologies, Inc.*	9,207	555,366
Palo Alto Networks, Inc.*	2,862	520,769
Arista Networks, Inc.*	4,517	499,264
T-Mobile US, Inc.	2,131	470,376
Motorola Solutions, Inc.	731	337,890
Airbnb, Inc. — Class A*	1,892	248,628
Corning, Inc.	3,369	160,095
Charter Communications, Inc. — Class A*	422	144,649
eBay, Inc.	2,094	129,723
GoDaddy, Inc. — Class A*	613	120,988
Warner Bros Discovery, Inc.*	9,761	103,174
CDW Corp.	583	101,465
Expedia Group, Inc.*	536	99,873
FactSet Research Systems, Inc.	166	79,727
VeriSign, Inc.*	361	74,713
Omnicom Group, Inc.	853	73,392
Gen Digital, Inc.	2,371	64,918
F5, Inc.*	254	63,873
Juniper Networks, Inc.	1,448	54,228
Fox Corp. — Class A	967	46,977
Interpublic Group of Companies, Inc.	1,629	45,645
News Corp. — Class A	1,657	45,634
Match Group, Inc.	1,098	35,916
Paramount Global — Class B1	2,601	27,206
Fox Corp. — Class B	576	26,346
News Corp. — Class B	490	14,911
Total Communications		33,878,959
Consumer, Non-cyclical - 13.7%
Eli Lilly & Co.	3,445	2,659,540
UnitedHealth Group, Inc.	4,024	2,035,581
Procter & Gamble Co.	10,297	1,726,292
Johnson & Johnson	10,527	1,522,415
AbbVie, Inc.	7,726	1,372,910
Merck & Company, Inc.	11,060	1,100,249
Coca-Cola Co.	16,951	1,055,369
PepsiCo, Inc.	5,999	912,208

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Consumer, Non-cyclical - 13.7% (continued)
Thermo Fisher Scientific, Inc.	1,672	$869,825
Abbott Laboratories	7,583	857,713
Philip Morris International, Inc.	6,798	818,139
Intuitive Surgical, Inc.*	1,557	812,692
S&P Global, Inc.	1,388	691,266
Pfizer, Inc.	24,778	657,360
Danaher Corp.	2,811	645,265
Amgen, Inc.	2,350	612,504
Boston Scientific Corp.*	6,444	575,578
Stryker Corp.	1,500	540,075
Automatic Data Processing, Inc.	1,782	521,645
Gilead Sciences, Inc.	5,449	503,324
Bristol-Myers Squibb Co.	8,868	501,574
Vertex Pharmaceuticals, Inc.*	1,126	453,440
Medtronic plc	5,607	447,887
Altria Group, Inc.	7,410	387,469
PayPal Holdings, Inc.*	4,383	374,089
Elevance Health, Inc.	1,014	374,065
Mondelez International, Inc. — Class A	5,847	349,241
Cigna Group	1,216	335,786
Regeneron Pharmaceuticals, Inc.*	460	327,672
Colgate-Palmolive Co.	3,572	324,730
Moody’s Corp.	681	322,365
Zoetis, Inc.	1,972	321,298
McKesson Corp.	555	316,300
Becton Dickinson & Co.	1,263	286,537
Cintas Corp.	1,499	273,867
CVS Health Corp.	5,502	246,985
HCA Healthcare, Inc.	797	239,220
Quanta Services, Inc.	645	203,852
United Rentals, Inc.	287	202,174
Kimberly-Clark Corp.	1,458	191,056
Edwards Lifesciences Corp.*	2,579	190,923
Kenvue, Inc.	8,383	178,977
Kroger Co.	2,910	177,946
Cencora, Inc. — Class A	767	172,329
Corteva, Inc.	3,005	171,165
Verisk Analytics, Inc. — Class A	617	169,940
Agilent Technologies, Inc.	1,256	168,731
Sysco Corp.	2,148	164,236
Monster Beverage Corp.*	3,061	160,886
Keurig Dr Pepper, Inc.	4,923	158,127
GE HealthCare Technologies, Inc.	1,998	156,204
General Mills, Inc.	2,427	154,770
Constellation Brands, Inc. — Class A	682	150,722
IDEXX Laboratories, Inc.*	358	148,011
IQVIA Holdings, Inc.*	753	147,972
ResMed, Inc.	642	146,819
Equifax, Inc.	542	138,129
Centene Corp.*	2,207	133,700
Humana, Inc.	526	133,451
Dexcom, Inc.*	1,707	132,753
Cardinal Health, Inc.	1,058	125,130
Global Payments, Inc.	1,113	124,723
Kraft Heinz Co.	3,859	118,510
Church & Dwight Company, Inc.	1,071	112,144
Hershey Co.	645	109,231
Archer-Daniels-Midland Co.	2,091	105,637
West Pharmaceutical Services, Inc.[1]	316	103,509
Corpay, Inc.*	305	103,218
Biogen, Inc.*	637	97,410
Waters Corp.*	260	96,455
Kellanova	1,176	95,221
Zimmer Biomet Holdings, Inc.	870	91,898
STERIS plc	432	88,802
Clorox Co.	541	87,864
McCormick & Company, Inc.	1,103	84,093
Labcorp Holdings, Inc.	366	83,931
Insulet Corp.*	307	80,148
Cooper Companies, Inc.*	871	80,071
Estee Lauder Companies, Inc. — Class A	1,021	76,555
Quest Diagnostics, Inc.	488	73,620
Hologic, Inc.*	1,016	73,243
Molina Healthcare, Inc.*	250	72,763
Tyson Foods, Inc. — Class A	1,249	71,743
Avery Dennison Corp.	351	65,683
Baxter International, Inc.	2,232	65,085
Viatris, Inc.	5,219	64,976
Align Technology, Inc.*	307	64,013
Moderna, Inc.*	1,481	61,580
Revvity, Inc.	532	59,377
Conagra Brands, Inc.	2,087	57,914
Rollins, Inc.	1,228	56,918
J M Smucker Co.	465	51,206
Bio-Techne Corp.	694	49,989
Incyte Corp.*	699	48,280
Bunge Global S.A.	610	47,434
Universal Health Services, Inc. — Class B	257	46,111
Molson Coors Beverage Co. — Class B	764	43,793
Lamb Weston Holdings, Inc.	623	41,635
Charles River Laboratories International, Inc.*	224	41,350
Solventum Corp.*	604	39,900
Hormel Foods Corp.	1,271	39,871
Henry Schein, Inc.*	544	37,645
MarketAxess Holdings, Inc.	165	37,297
Teleflex, Inc.	203	36,130
The Campbell’s Co.	859	35,975
Brown-Forman Corp. — Class B	796	30,232
DaVita, Inc.*	197	29,461
Total Consumer, Non-cyclical		33,433,122
Financial - 12.9%
Berkshire Hathaway, Inc. — Class B*	8,014	3,632,586
JPMorgan Chase & Co.	12,309	2,950,590
Visa, Inc. — Class A	7,556	2,387,998
Mastercard, Inc. — Class A	3,584	1,887,227
Bank of America Corp.	29,187	1,282,769
Wells Fargo & Co.	14,557	1,022,484
Goldman Sachs Group, Inc.	1,372	785,635
American Express Co.	2,433	722,090
Morgan Stanley	5,424	681,905
Blackrock, Inc.	636	651,970
Progressive Corp.	2,561	613,641

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Financial - 12.9% (continued)
Citigroup, Inc.	8,269	$582,055
Blackstone, Inc. — Class A	3,156	544,158
Charles Schwab Corp.	6,536	483,729
Marsh & McLennan Companies, Inc.	2,147	456,044
Chubb Ltd.	1,639	452,856
KKR & Company, Inc. — Class A	2,952	436,630
Prologis, Inc. REIT	4,049	427,979
Equinix, Inc. REIT	421	396,957
American Tower Corp. — Class A REIT	2,043	374,707
Intercontinental Exchange, Inc.	2,510	374,015
CME Group, Inc. — Class A	1,576	365,995
Aon plc — Class A	946	339,765
PNC Financial Services Group, Inc.	1,734	334,402
U.S. Bancorp	6,821	326,248
Welltower, Inc. REIT	2,586	325,914
Apollo Global Management, Inc.	1,950	322,062
Arthur J Gallagher & Co.	1,092	309,964
Capital One Financial Corp.	1,668	297,438
Truist Financial Corp.	5,804	251,778
Bank of New York Mellon Corp.	3,179	244,243
Digital Realty Trust, Inc. REIT	1,363	241,701
Travelers Companies, Inc.	993	239,204
Simon Property Group, Inc. REIT	1,341	230,934
Aflac, Inc.	2,186	226,120
Ameriprise Financial, Inc.	424	225,750
Allstate Corp.	1,158	223,251
MetLife, Inc.	2,543	208,221
Public Storage REIT	688	206,015
Realty Income Corp. REIT	3,827	204,400
American International Group, Inc.	2,727	198,526
Discover Financial Services	1,097	190,033
Prudential Financial, Inc.	1,557	184,551
CBRE Group, Inc. — Class A*	1,315	172,647
Crown Castle, Inc. REIT	1,900	172,444
Arch Capital Group Ltd.	1,638	151,269
Nasdaq, Inc.	1,809	139,854
Hartford Financial Services Group, Inc.	1,267	138,610
Extra Space Storage, Inc. REIT	926	138,530
Willis Towers Watson plc	440	137,826
AvalonBay Communities, Inc. REIT	621	136,601
M&T Bank Corp.	725	136,307
Iron Mountain, Inc. REIT	1,283	134,856
VICI Properties, Inc. REIT	4,609	134,629
CoStar Group, Inc.*	1,792	128,289
State Street Corp.	1,282	125,828
Raymond James Financial, Inc.	800	124,264
Fifth Third Bancorp	2,932	123,965
Synchrony Financial	1,702	110,630
T. Rowe Price Group, Inc.	971	109,810
Ventas, Inc. REIT	1,834	108,004
Equity Residential REIT	1,492	107,066
Brown & Brown, Inc.	1,038	105,897
Huntington Bancshares, Inc.	6,352	103,347
Cincinnati Financial Corp.	683	98,147
SBA Communications Corp. REIT	469	95,582
Regions Financial Corp.	3,974	93,468
Weyerhaeuser Co. REIT	3,177	89,432
Cboe Global Markets, Inc.	457	89,298
Northern Trust Corp.	866	88,765
Citizens Financial Group, Inc.	1,927	84,325
Essex Property Trust, Inc. REIT	280	79,923
Invitation Homes, Inc. REIT	2,491	79,637
Mid-America Apartment Communities, Inc. REIT	511	78,985
W R Berkley Corp.	1,316	77,012
KeyCorp	4,333	74,268
Principal Financial Group, Inc.	920	71,217
Kimco Realty Corp. REIT	2,946	69,025
Everest Group Ltd.	188	68,142
Loews Corp.	790	66,905
Alexandria Real Estate Equities, Inc. REIT	680	66,334
Healthpeak Properties, Inc. REIT	3,058	61,986
UDR, Inc. REIT	1,313	56,997
Camden Property Trust REIT	466	54,075
Host Hotels & Resorts, Inc. REIT	3,056	53,541
Regency Centers Corp. REIT	714	52,786
Assurant, Inc.	224	47,761
BXP, Inc. REIT	636	47,293
Erie Indemnity Co. — Class A	109	44,933
Globe Life, Inc.	367	40,928
Federal Realty Investment Trust REIT	334	37,391
Invesco Ltd.	1,964	34,331
Franklin Resources, Inc.	1,351	27,412
Total Financial		31,515,112
Consumer, Cyclical - 8.0%
Tesla, Inc.*	12,211	4,931,290
Costco Wholesale Corp.	1,937	1,774,815
Walmart, Inc.	18,978	1,714,662
Home Depot, Inc.	4,343	1,689,384
McDonald’s Corp.	3,133	908,225
Lowe’s Companies, Inc.	2,480	612,064
TJX Companies, Inc.	4,931	595,714
Starbucks Corp.	4,956	452,235
NIKE, Inc. — Class B	5,206	393,938
Chipotle Mexican Grill, Inc. — Class A*	5,958	359,267
O’Reilly Automotive, Inc.*	252	298,822
Marriott International, Inc. — Class A	1,008	281,171
Target Corp.	2,014	272,252
Hilton Worldwide Holdings, Inc.	1,066	263,472
General Motors Co.	4,808	256,122
Royal Caribbean Cruises Ltd.	1,081	249,376
PACCAR, Inc.	2,292	238,414
AutoZone, Inc.*	74	236,948
Copart, Inc.*	3,833	219,976
Ross Stores, Inc.	1,450	219,341
Cummins, Inc.	600	209,160
WW Grainger, Inc.	194	204,486
Lululemon Athletica, Inc.*	493	188,528
Fastenal Co.	2,505	180,134
DR Horton, Inc.	1,275	178,271

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Consumer, Cyclical - 8.0% (continued)
Delta Air Lines, Inc.	2,803	$169,581
Ford Motor Co.	17,067	168,964
Yum! Brands, Inc.	1,220	163,675
Lennar Corp. — Class A	1,044	142,370
United Airlines Holdings, Inc.*	1,438	139,630
Deckers Outdoor Corp.*	664	134,852
Tractor Supply Co.[1]	2,335	123,895
Carnival Corp.*	4,542	113,186
NVR, Inc.*	13	106,326
PulteGroup, Inc.	896	97,574
Darden Restaurants, Inc.	513	95,772
Ulta Beauty, Inc.*	205	89,161
Live Nation Entertainment, Inc.*	685	88,708
Southwest Airlines Co.	2,622	88,152
Las Vegas Sands Corp.	1,522	78,170
Best Buy Company, Inc.	854	73,273
Dollar General Corp.	962	72,939
Genuine Parts Co.	608	70,990
Tapestry, Inc.	1,018	66,506
Dollar Tree, Inc.*	884	66,247
Domino’s Pizza, Inc.	151	63,384
Aptiv plc*	1,028	62,174
Pool Corp.	166	56,596
CarMax, Inc.*	677	55,352
Norwegian Cruise Line Holdings Ltd.*	1,923	49,479
LKQ Corp.	1,136	41,748
Ralph Lauren Corp. — Class A	176	40,652
Wynn Resorts Ltd.	404	34,809
MGM Resorts International*	989	34,269
Hasbro, Inc.	573	32,036
Caesars Entertainment, Inc.*	929	31,047
BorgWarner, Inc.	956	30,391
Walgreens Boots Alliance, Inc.	3,138	29,278
Total Consumer, Cyclical		19,639,253
Industrial - 6.3%
General Electric Co.	4,732	789,250
Caterpillar, Inc.	2,111	765,786
RTX Corp.	5,820	673,490
Honeywell International, Inc.	2,843	642,205
Union Pacific Corp.	2,651	604,534
Boeing Co.*	3,268	578,436
Eaton Corporation plc	1,728	573,471
Deere & Co.	1,112	471,154
Lockheed Martin Corp.	922	448,037
United Parcel Service, Inc. — Class B	3,198	403,268
GE Vernova, Inc.	1,205	396,361
Amphenol Corp. — Class A	5,271	366,071
Trane Technologies plc	984	363,440
Parker-Hannifin Corp.	563	358,085
Waste Management, Inc.	1,597	322,259
TransDigm Group, Inc.	245	310,484
Emerson Electric Co.	2,493	308,958
3M Co.	2,381	307,363
Illinois Tool Works, Inc.	1,175	297,933
General Dynamics Corp.	1,128	297,217
Northrop Grumman Corp.	599	281,105
FedEx Corp.	983	276,547
CSX Corp.	8,432	272,101
Carrier Global Corp.	3,648	249,012
Norfolk Southern Corp.	989	232,118
Johnson Controls International plc	2,921	230,555
Howmet Aerospace, Inc.	1,776	194,241
Axon Enterprise, Inc.*	316	187,805
TE Connectivity plc	1,308	187,005
AMETEK, Inc.	1,011	182,243
Republic Services, Inc. — Class A	890	179,050
L3Harris Technologies, Inc.	829	174,322
Otis Worldwide Corp.	1,747	161,790
Ingersoll Rand, Inc.	1,762	159,391
Vulcan Materials Co.	577	148,422
Old Dominion Freight Line, Inc.	821	144,824
Westinghouse Air Brake Technologies Corp.	752	142,572
Rockwell Automation, Inc.	494	141,180
Garmin Ltd.	671	138,400
Martin Marietta Materials, Inc.	267	137,905
Xylem, Inc.	1,062	123,213
Keysight Technologies, Inc.*	759	121,918
Smurfit WestRock plc	2,161	116,391
Fortive Corp.	1,516	113,700
Mettler-Toledo International, Inc.*	92	112,579
Dover Corp.	600	112,560
Veralto Corp.	1,081	110,100
Hubbell, Inc.	234	98,020
Teledyne Technologies, Inc.*	203	94,218
Packaging Corporation of America	390	87,801
Lennox International, Inc.	139	84,693
Snap-on, Inc.	229	77,741
Trimble, Inc.*	1,068	75,465
Pentair plc	722	72,662
Jacobs Solutions, Inc.	543	72,556
Ball Corp.	1,305	71,945
Builders FirstSource, Inc.*	503	71,894
Jabil, Inc.	493	70,943
IDEX Corp.	331	69,275
Masco Corp.	943	68,433
Expeditors International of Washington, Inc.	611	67,681
Textron, Inc.	811	62,033
Amcor plc	6,319	59,462
J.B. Hunt Transport Services, Inc.	348	59,390
Stanley Black & Decker, Inc.	674	54,115
CH Robinson Worldwide, Inc.	517	53,416
Allegion plc	380	49,658
Nordson Corp.	237	49,590
Generac Holdings, Inc.*	259	40,158
A O Smith Corp.	521	35,538
Huntington Ingalls Industries, Inc.	170	32,125
Mohawk Industries, Inc.*	229	27,281
Total Industrial		15,514,944
Energy - 2.9%
Exxon Mobil Corp.	19,216	2,067,065
Chevron Corp.	7,307	1,058,346
ConocoPhillips	5,655	560,806

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Energy - 2.9% (continued)
EOG Resources, Inc.	2,459	$301,424
Williams Companies, Inc.	5,330	288,460
ONEOK, Inc.	2,554	256,422
Schlumberger N.V.	6,174	236,711
Kinder Morgan, Inc.	8,451	231,557
Phillips 66	1,806	205,758
Marathon Petroleum Corp.	1,405	195,997
Baker Hughes Co.	4,326	177,453
Targa Resources Corp.	953	170,110
Valero Energy Corp.	1,384	169,665
Hess Corp.	1,208	160,676
Occidental Petroleum Corp.	2,954	145,957
Diamondback Energy, Inc.	817	133,849
Equities Corp.	2,609	120,301
Halliburton Co.	3,841	104,437
Devon Energy Corp.	2,871	93,968
Texas Pacific Land Corp.	82	90,689
First Solar, Inc.*	468	82,480
Coterra Energy, Inc. — Class A	3,221	82,264
Enphase Energy, Inc.*	591	40,590
APA Corp.	1,618	37,360
Total Energy		7,012,345
Utilities - 2.1%
NextEra Energy, Inc.	8,991	644,565
Southern Co.	4,791	394,395
Duke Energy Corp.	3,377	363,838
Constellation Energy Corp.	1,367	305,812
Sempra	2,769	242,897
American Electric Power Company, Inc.	2,329	214,804
Vistra Corp.	1,487	205,013
Dominion Energy, Inc.	3,673	197,828
PG&E Corp.	9,559	192,901
Public Service Enterprise Group, Inc.	2,178	184,019
Xcel Energy, Inc.	2,511	169,543
Exelon Corp.	4,393	165,352
Entergy Corp.	1,875	142,162
Consolidated Edison, Inc.	1,515	135,183
Edison International	1,693	135,169
WEC Energy Group, Inc.	1,383	130,057
DTE Energy Co.	905	109,279
American Water Works Company, Inc.	852	106,065
PPL Corp.	3,227	104,748
Ameren Corp.	1,166	103,937
Atmos Energy Corp.	679	94,565
Eversource Energy	1,602	92,003
CenterPoint Energy, Inc.	2,849	90,399
FirstEnergy Corp.	2,243	89,226
CMS Energy Corp.	1,306	87,045
NRG Energy, Inc.	886	79,935
NiSource, Inc.	2,041	75,027
Alliant Energy Corp.	1,121	66,296
Evergy, Inc.	1,006	61,919
Pinnacle West Capital Corp.	497	42,131
AES Corp.	3,109	40,013
Total Utilities		5,066,126
Basic Materials - 1.3%
Linde plc	2,082	871,671
Sherwin-Williams Co.	1,013	344,349
Air Products and Chemicals, Inc.	972	281,919
Ecolab, Inc.	1,102	258,221
Freeport-McMoRan, Inc.	6,283	239,257
Newmont Corp.	4,978	185,281
DuPont de Nemours, Inc.	1,827	139,309
Dow, Inc.	3,061	122,838
PPG Industries, Inc.	1,014	121,122
Nucor Corp.	1,026	119,745
International Flavors & Fragrances, Inc.	1,118	94,527
LyondellBasell Industries N.V. — Class A	1,136	84,371
International Paper Co.	1,519	81,753
Steel Dynamics, Inc.	618	70,495
CF Industries Holdings, Inc.	761	64,928
Eastman Chemical Co.	506	46,208
Albemarle Corp.	514	44,245
Mosaic Co.	1,389	34,141
Celanese Corp. — Class A	477	33,013
FMC Corp.	546	26,541
Total Basic Materials		3,263,934
Total Common Stocks
(Cost $135,585,265)		217,738,432

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 2.8%
Federal Home Loan Bank
4.10% due 01/02/25[2]	$5,000,000	4,999,430
Farmer Mac
4.25% due 01/17/25[2]	1,770,000	1,766,657
Total Federal Agency Discount Notes
(Cost $6,766,087)		6,766,087

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
4.18% due 01/07/25[2]	3,000,000	2,998,295
4.19% due 01/21/25[2]	3,000,000	2,993,278
4.20% due 03/13/25[2,3]	350,000	347,155
4.23% due 03/13/25[2,3]	100,000	99,187
4.21% due 01/16/25[2,4]	44,000	43,928
Total U.S. Treasury Bills
(Cost $6,481,112)		6,481,843

REPURCHASE AGREEMENTS††,5 - 3.2%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[3]	4,400,275	4,400,275
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[3]	3,458,794	3,458,794
Total Repurchase Agreements
(Cost $7,859,069)		7,859,069

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[7]	179,275	$179,275
Total Securities Lending Collateral
(Cost $179,275)		179,275
Total Investments - 97.8%
(Cost $156,870,808)		$239,024,706
Other Assets & Liabilities, net - 2.2%		5,374,469
Total Net Assets - 100.0%		$244,399,175

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	18	Mar 2025	$5,341,725	$(88,824)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.27% (SOFR + 0.90%)	At Maturity	03/27/25	788	$4,636,393	$1,156
BNP Paribas	S&P 500 Index	Pay	5.18% (Federal Funds Rate + 0.85%)	At Maturity	03/27/25	542	3,188,983	(7,200)
Goldman Sachs International	S&P 500 Index	Pay	4.83% (Federal Funds Rate + 0.50%)	At Maturity	03/26/25	2,220	13,058,926	(107,825)
							$20,884,302	$(113,869)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2024.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$217,738,432	$—	$—	$217,738,432
Federal Agency Discount Notes	—	6,766,087	—	6,766,087
U.S. Treasury Bills	—	6,481,843	—	6,481,843
Repurchase Agreements	—	7,859,069	—	7,859,069
Securities Lending Collateral	179,275	—	—	179,275
Equity Index Swap Agreements**	—	1,156	—	1,156
Total Assets	$217,917,707	$21,108,155	$—	$239,025,862

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$88,824	$—	$—	$88,824
Equity Index Swap Agreements**	—	115,025	—	115,025
Total Liabilities	$88,824	$115,025	$—	$203,849

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 27.1%
Norwegian Cruise Line Holdings Ltd.*	34,421	$885,652
United Airlines Holdings, Inc.*	8,618	836,808
Carnival Corp.*	32,056	798,836
Royal Caribbean Cruises Ltd.	3,315	764,737
Delta Air Lines, Inc.	11,087	670,763
Live Nation Entertainment, Inc.*	4,536	587,412
Deckers Outdoor Corp.*	2,743	557,076
Hilton Worldwide Holdings, Inc.	2,076	513,104
Marriott International, Inc. — Class A	1,693	472,246
Tapestry, Inc.	6,374	416,413
Tesla, Inc.*	1,014	409,494
Wynn Resorts Ltd.	4,570	393,751
PulteGroup, Inc.	3,409	371,240
Las Vegas Sands Corp.	7,166	368,046
Ralph Lauren Corp. — Class A	1,580	364,948
Cummins, Inc.	923	321,758
WW Grainger, Inc.	227	239,269
Chipotle Mexican Grill, Inc. — Class A*	3,863	232,939
Costco Wholesale Corp.	208	190,584
Total Consumer, Cyclical		9,395,076
Technology - 16.3%
NVIDIA Corp.	5,333	716,169
Fortinet, Inc.*	6,547	618,560
Palantir Technologies, Inc. — Class A*	7,043	532,662
Broadcom, Inc.	2,180	505,411
Crowdstrike Holdings, Inc. — Class A*	1,385	473,892
Fair Isaac Corp.*	224	445,969
ServiceNow, Inc.*	392	415,567
Fiserv, Inc.*	1,686	346,338
Paycom Software, Inc.	1,527	312,989
Super Micro Computer, Inc.*	9,632	293,583
Oracle Corp.	1,327	221,131
International Business Machines Corp.	929	204,222
Tyler Technologies, Inc.*	351	202,401
Salesforce, Inc.	530	177,195
Dayforce, Inc.*	2,372	172,302
Total Technology		5,638,391
Financial - 13.9%
Apollo Global Management, Inc.	3,989	658,823
American Express Co.	1,586	470,709
Arch Capital Group Ltd.	4,445	410,496
Synchrony Financial	6,300	409,500
Ameriprise Financial, Inc.	695	370,039
Progressive Corp.	1,529	366,364
Iron Mountain, Inc. REIT	3,445	362,104
Erie Indemnity Co. — Class A	835	344,212
CBRE Group, Inc. — Class A*	2,574	337,940
Discover Financial Services	1,818	314,932
Brown & Brown, Inc.	2,973	303,305
Visa, Inc. — Class A	750	237,030
Mastercard, Inc. — Class A	445	234,324
Total Financial		4,819,778
Industrial - 13.3%
Axon Enterprise, Inc.*	1,094	650,186
Howmet Aerospace, Inc.	4,490	491,071
Trane Technologies plc	1,111	410,348
Westinghouse Air Brake Technologies Corp.	1,721	326,284
Caterpillar, Inc.	883	320,317
GE Vernova, Inc.	951	312,813
Hubbell, Inc.	745	312,073
TransDigm Group, Inc.	214	271,198
Amphenol Corp. — Class A	3,486	242,103
Parker-Hannifin Corp.	374	237,875
Ingersoll Rand, Inc.	2,569	232,392
Garmin Ltd.	1,074	221,523
Lennox International, Inc.	362	220,566
Eaton Corporation plc	610	202,441
Republic Services, Inc. — Class A	875	176,033
Total Industrial		4,627,223
Communications - 11.7%
Arista Networks, Inc.*	6,477	715,903
Booking Holdings, Inc.	115	571,368
Expedia Group, Inc.*	2,584	481,477
GoDaddy, Inc. — Class A*	2,369	467,570
Uber Technologies, Inc.*	7,036	424,412
Meta Platforms, Inc. — Class A	646	378,239
Netflix, Inc.*	386	344,049
Palo Alto Networks, Inc.*	1,357	246,920
Airbnb, Inc. — Class A*	1,665	218,798
Motorola Solutions, Inc.	433	200,145
Total Communications		4,048,881
Consumer, Non-cyclical - 9.7%
Quanta Services, Inc.	1,843	582,480
United Rentals, Inc.	716	504,379
Corpay, Inc.*	1,188	402,043
Insulet Corp.*	1,483	387,167
Intuitive Surgical, Inc.*	642	335,098
DaVita, Inc.*	1,717	256,778
ResMed, Inc.	1,067	244,012
Boston Scientific Corp.*	2,728	243,665
Cintas Corp.	1,303	238,058
Eli Lilly & Co.	221	170,612
Total Consumer, Non-cyclical		3,364,292
Utilities - 4.1%
Vistra Corp.	5,273	726,989
NRG Energy, Inc.	4,574	412,666
Constellation Energy Corp.	1,224	273,821
Total Utilities		1,413,476
Energy - 3.5%
Texas Pacific Land Corp.	549	607,172
Targa Resources Corp.	1,767	315,409
Hess Corp.	2,268	301,667
Total Energy		1,224,248
Total Common Stocks
(Cost $28,321,511)		34,531,365

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$175,515	$175,515
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	137,962	137,962
Total Repurchase Agreements
(Cost $313,477)		$313,477
Total Investments - 100.5%
(Cost $28,634,988)		$34,844,842
Other Assets & Liabilities, net - (0.5)%		(161,722)
Total Net Assets - 100.0%		$34,683,120

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,531,365	$—	$—	$34,531,365
Repurchase Agreements	—	313,477	—	313,477
Total Assets	$34,531,365	$313,477	$—	$34,844,842

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 30.0%
Centene Corp.*	3,690	$223,540
Archer-Daniels-Midland Co.	3,830	193,492
CVS Health Corp.	4,248	190,693
Bunge Global S.A.	2,366	183,980
Tyson Foods, Inc. — Class A	2,555	146,759
Humana, Inc.	577	146,391
Kroger Co.	2,284	139,667
Viatris, Inc.	9,973	124,164
Kraft Heinz Co.	3,864	118,663
Cigna Group	412	113,770
Cardinal Health, Inc.	922	109,045
Molson Coors Beverage Co. — Class B	1,847	105,870
McKesson Corp.	185	105,433
Cencora, Inc. — Class A	460	103,353
Elevance Health, Inc.	255	94,069
Molina Healthcare, Inc.*	319	92,845
Conagra Brands, Inc.	2,442	67,766
Sysco Corp.	792	60,556
Universal Health Services, Inc. — Class B	336	60,285
J M Smucker Co.	459	50,545
Biogen, Inc.*	315	48,170
Henry Schein, Inc.*	687	47,540
Global Payments, Inc.	414	46,393
Baxter International, Inc.	1,291	37,645
Total Consumer, Non-cyclical		2,610,634
Consumer, Cyclical - 18.9%
General Motors Co.	4,370	232,790
Ford Motor Co.	21,342	211,286
BorgWarner, Inc.	3,943	125,348
Dollar General Corp.	1,527	115,777
Walgreens Boots Alliance, Inc.	12,191	113,742
CarMax, Inc.*	1,250	102,200
Aptiv plc*	1,646	99,550
Dollar Tree, Inc.*	1,294	96,972
LKQ Corp.	2,354	86,509
Best Buy Company, Inc.	940	80,652
Southwest Airlines Co.	2,263	76,082
Target Corp.	512	69,212
Caesars Entertainment, Inc.*	1,760	58,819
MGM Resorts International*	1,538	53,292
Lennar Corp. — Class A	353	48,139
Genuine Parts Co.	393	45,887
DR Horton, Inc.	245	34,256
Total Consumer, Cyclical		1,650,513
Financial - 17.8%
Citigroup, Inc.	1,806	127,124
Invesco Ltd.	6,569	114,826
Prudential Financial, Inc.	896	106,203
Everest Group Ltd.	293	106,201
Loews Corp.	1,184	100,273
American International Group, Inc.	1,364	99,299
Franklin Resources, Inc.	4,547	92,259
Citizens Financial Group, Inc.	1,815	79,424
MetLife, Inc.	798	65,340
State Street Corp.	608	59,675
Alexandria Real Estate Equities, Inc. REIT	573	55,896
Capital One Financial Corp.	300	53,496
Assurant, Inc.	236	50,320
Allstate Corp.	254	48,969
Truist Financial Corp.	1,005	43,597
Bank of America Corp.	978	42,983
Travelers Companies, Inc.	168	40,469
VICI Properties, Inc. REIT	1,355	39,580
M&T Bank Corp.	209	39,294
Chubb Ltd.	141	38,958
Principal Financial Group, Inc.	497	38,473
Huntington Bancshares, Inc.	2,292	37,291
Regions Financial Corp.	1,557	36,621
KeyCorp	2,122	36,371
Total Financial		1,552,942
Energy - 8.9%
Valero Energy Corp.	1,232	151,031
Phillips 66	1,139	129,766
Marathon Petroleum Corp.	847	118,157
APA Corp.	3,620	83,586
Diamondback Energy, Inc.	282	46,200
Occidental Petroleum Corp.	920	45,457
Devon Energy Corp.	1,355	44,349
Exxon Mobil Corp.	395	42,490
Equities Corp.	853	39,332
Chevron Corp.	271	39,252
Coterra Energy, Inc. — Class A	1,486	37,952
Total Energy		777,572
Basic Materials - 7.9%
Mosaic Co.	6,462	158,836
Celanese Corp. — Class A	1,788	123,747
LyondellBasell Industries N.V. — Class A	1,137	84,445
Dow, Inc.	2,046	82,106
Nucor Corp.	411	47,968
FMC Corp.	897	43,603
International Paper Co.	725	39,020
Eastman Chemical Co.	427	38,994
DuPont de Nemours, Inc.	477	36,371
Steel Dynamics, Inc.	281	32,053
Total Basic Materials		687,143
Industrial - 5.5%
Mohawk Industries, Inc.*	869	103,524
Huntington Ingalls Industries, Inc.	473	89,383
Stanley Black & Decker, Inc.	861	69,130
Smurfit WestRock plc	1,170	63,016
Jabil, Inc.	413	59,431
FedEx Corp.	182	51,202
Textron, Inc.	511	39,086
Total Industrial		474,772
Communications - 5.2%
Paramount Global — Class B1	14,094	147,423
Warner Bros Discovery, Inc.*	11,455	121,079
AT&T, Inc.	2,360	53,737
Comcast Corp. — Class A	1,188	44,586
Verizon Communications, Inc.	1,034	41,350
Fox Corp. — Class A	604	29,342
Fox Corp. — Class B	360	16,467
Total Communications		453,984

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Utilities - 3.6%
AES Corp.	4,573	$58,855
Exelon Corp.	1,477	55,594
Evergy, Inc.	712	43,824
PG&E Corp.	2,117	42,721
Pinnacle West Capital Corp.	482	40,859
Consolidated Edison, Inc.	443	39,529
Eversource Energy	624	35,836
Total Utilities		317,218
Technology - 1.7%
Hewlett Packard Enterprise Co.	4,304	91,890
Intel Corp.*	2,910	58,346
Total Technology		150,236
Total Common Stocks
(Cost $7,622,196)		8,675,014

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$36,691	36,691
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	28,841	28,841
Total Repurchase Agreements
(Cost $65,532)		65,532

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	54,342	54,342
Total Securities Lending Collateral
(Cost $54,342)		54,342
Total Investments - 100.9%
(Cost $7,742,070)		$8,794,888
Other Assets & Liabilities, net - (0.9)%		(79,885)
Total Net Assets - 100.0%		$8,715,003

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,675,014	$—	$—	$8,675,014
Repurchase Agreements	—	65,532	—	65,532
Securities Lending Collateral	54,342	—	—	54,342
Total Assets	$8,729,356	$65,532	$—	$8,794,888

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 100.1%
Consumer, Non-cyclical - 27.0%
Roivant Sciences Ltd.*	61,320	$725,416
Globus Medical, Inc. — Class A*	7,524	622,310
Shift4 Payments, Inc. — Class A*	5,699	591,442
Sarepta Therapeutics, Inc.*	4,531	550,924
Masimo Corp.*	2,887	477,221
Exelixis, Inc.*	13,289	442,524
Lantheus Holdings, Inc.*	4,415	394,966
Paylocity Holding Corp.*	1,951	389,166
Pilgrim’s Pride Corp.*	8,045	365,163
Halozyme Therapeutics, Inc.*	7,416	354,559
Medpace Holdings, Inc.*	1,058	351,499
RB Global, Inc.	3,876	349,654
United Therapeutics Corp.*	990	349,311
Sprouts Farmers Market, Inc.*	2,572	326,824
Neurocrine Biosciences, Inc.*	2,212	301,938
Valvoline, Inc.*	7,897	285,713
H&R Block, Inc.	5,259	277,886
Coca-Cola Consolidated, Inc.	211	265,858
elf Beauty, Inc.*	2,038	255,871
Grand Canyon Education, Inc.*	1,449	237,346
HealthEquity, Inc.*	2,109	202,359
Ensign Group, Inc.	1,347	178,962
Total Consumer, Non-cyclical		8,296,912
Industrial - 25.9%
Comfort Systems USA, Inc.	1,437	609,374
AAON, Inc.	5,094	599,462
EMCOR Group, Inc.	1,171	531,517
Chart Industries, Inc.*	2,427	463,169
MasTec, Inc.*	2,878	391,811
Clean Harbors, Inc.*	1,539	354,186
Eagle Materials, Inc.	1,400	345,464
RBC Bearings, Inc.*	1,153	344,908
Kirby Corp.*	3,256	344,485
Curtiss-Wright Corp.	733	260,120
Esab Corp.	2,156	258,590
TopBuild Corp.*	826	257,167
Acuity Brands, Inc.	878	256,490
Knife River Corp.*	2,470	251,051
Applied Industrial Technologies, Inc.	1,025	245,457
nVent Electric plc	3,523	240,128
Tetra Tech, Inc.	5,992	238,721
Owens Corning	1,305	222,267
BWX Technologies, Inc.	1,986	221,221
Belden, Inc.	1,892	213,058
Fabrinet*	963	211,745
Mueller Industries, Inc.	2,585	205,146
Woodward, Inc.	1,219	202,866
Coherent Corp.*	2,006	190,028
Saia, Inc.*	394	179,557
Carlisle Companies, Inc.	474	174,830
Louisiana-Pacific Corp.	1,453	150,458
Total Industrial		7,963,276
Consumer, Cyclical - 18.2%
TKO Group Holdings, Inc.*	4,114	584,640
Abercrombie & Fitch Co. — Class A*	3,617	540,633
American Airlines Group, Inc.*	30,908	538,726
Hyatt Hotels Corp. — Class A	2,949	462,934
Planet Fitness, Inc. — Class A*	4,538	448,672
Texas Roadhouse, Inc. — Class A	2,448	441,693
Toll Brothers, Inc.	2,866	360,973
Wingstop, Inc.	1,247	354,397
Murphy USA, Inc.	678	340,187
Hilton Grand Vacations, Inc.*	8,692	338,553
Travel + Leisure Co.	6,170	311,277
Churchill Downs, Inc.	2,105	281,102
Crocs, Inc.*	2,246	246,004
Williams-Sonoma, Inc.	1,034	191,476
Choice Hotels International, Inc.[1]	1,211	171,938
Total Consumer, Cyclical		5,613,205
Financial - 10.8%
RenaissanceRe Holdings Ltd.	1,999	497,371
Interactive Brokers Group, Inc. — Class A	2,546	449,802
Hamilton Lane, Inc. — Class A	2,872	425,200
Kinsale Capital Group, Inc.	901	419,082
Western Alliance Bancorporation	4,087	341,428
East West Bancorp, Inc.	3,341	319,934
Ryan Specialty Holdings, Inc.	4,964	318,490
SLM Corp.	7,518	207,346
Equitable Holdings, Inc.	4,141	195,331
Houlihan Lokey, Inc.	906	157,336
Total Financial		3,331,320
Technology - 8.9%
Aspen Technology, Inc.*	1,541	384,680
ExlService Holdings, Inc.*	8,631	383,044
Appfolio, Inc. — Class A*	1,534	378,469
DocuSign, Inc.*	3,814	343,031
Parsons Corp.*	3,705	341,786
CommVault Systems, Inc.*	1,978	298,500
Doximity, Inc. — Class A*	4,433	236,678
Manhattan Associates, Inc.*	693	187,276
Dynatrace, Inc.*	3,309	179,844
Total Technology		2,733,308
Energy - 6.4%
Valaris Ltd.*	14,443	638,958
Permian Resources Corp.	27,216	391,366
Viper Energy, Inc.	7,386	362,431
CNX Resources Corp.*	8,955	328,380
DT Midstream, Inc.	2,385	237,141
Total Energy		1,958,276
Basic Materials - 1.9%
Carpenter Technology Corp.	3,390	575,317
Communications - 1.0%
Chewy, Inc. — Class A*	9,521	318,858
Total Common Stocks
(Cost $27,028,256)		30,790,472

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$121,276	$121,276
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	95,328	95,328
Total Repurchase Agreements
(Cost $216,604)		216,604

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	130,980	$130,980
Total Securities Lending Collateral
(Cost $130,980)		130,980
Total Investments - 101.2%
(Cost $27,375,840)		$31,138,056
Other Assets & Liabilities, net - (1.2)%		(354,551)
Total Net Assets - 100.0%		$30,783,505

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,790,472	$—	$—	$30,790,472
Repurchase Agreements	—	216,604	—	216,604
Securities Lending Collateral	130,980	—	—	130,980
Total Assets	$30,921,452	$216,604	$—	$31,138,056

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 100.3%
Consumer, Cyclical - 27.8%
Goodyear Tire & Rubber Co.*	20,730	$186,570
Macy’s, Inc.	10,826	183,284
Lear Corp.	1,740	164,778
Lithia Motors, Inc. — Class A	396	141,542
Whirlpool Corp.	1,031	118,029
Nordstrom, Inc.	4,842	116,934
AutoNation, Inc.*	682	115,831
Penske Automotive Group, Inc.	714	108,842
PVH Corp.	862	91,157
WESCO International, Inc.	437	79,080
Thor Industries, Inc.	822	78,674
Harley-Davidson, Inc.	2,405	72,463
Polaris, Inc.	1,039	59,867
Taylor Morrison Home Corp. — Class A*	939	57,476
Visteon Corp.*	631	55,982
Capri Holdings Ltd.*	2,633	55,451
Gap, Inc.	2,158	50,994
Marriott Vacations Worldwide Corp.	536	48,133
Aramark	978	36,489
Under Armour, Inc. — Class A*	2,362	19,557
Under Armour, Inc. — Class C*	1,644	12,264
Total Consumer, Cyclical		1,853,397
Industrial - 15.4%
Avnet, Inc.	3,563	186,416
Arrow Electronics, Inc.*	1,479	167,305
TD SYNNEX Corp.	1,361	159,618
Greif, Inc. — Class A	1,152	70,410
AGCO Corp.	701	65,530
Oshkosh Corp.	624	59,324
Terex Corp.	1,205	55,695
CNH Industrial N.V.	4,507	51,064
Berry Global Group, Inc.	758	49,020
Flex Ltd.*	1,200	46,068
Sonoco Products Co.	918	44,844
Knight-Swift Transportation Holdings, Inc.	755	40,045
Fluor Corp.*	653	32,206
Total Industrial		1,027,545
Consumer, Non-cyclical - 13.8%
ManpowerGroup, Inc.	2,483	143,319
Performance Food Group Co.*	1,254	106,026
Perrigo Company plc	3,685	94,741
Graham Holdings Co. — Class B	97	84,576
Enovis Corp.*	1,846	81,002
Avis Budget Group, Inc.*	876	70,615
US Foods Holding Corp.*	975	65,773
Acadia Healthcare Company, Inc.*	1,554	61,616
Darling Ingredients, Inc.*	1,358	45,751
Neogen Corp.*	3,761	45,659
GXO Logistics, Inc.*	988	42,978
Insperity, Inc.	543	42,088
Coty, Inc. — Class A*	5,608	39,032
Total Consumer, Non-cyclical		923,176
Financial - 13.5%
Brighthouse Financial, Inc.*	2,095	100,644
Reinsurance Group of America, Inc. — Class A	384	82,034
Valley National Bancorp	7,278	65,939
Ally Financial, Inc.	1,763	63,486
Unum Group	818	59,739
Kilroy Realty Corp. REIT	1,409	56,994
CNO Financial Group, Inc.	1,403	52,206
Associated Banc-Corp.	2,118	50,620
FNB Corp.	3,202	47,325
Kemper Corp.	692	45,976
Old Republic International Corp.	1,194	43,211
Bank OZK	960	42,749
Essent Group Ltd.	753	40,993
First American Financial Corp.	644	40,211
Hanover Insurance Group, Inc.	233	36,036
Starwood Property Trust, Inc. REIT	1,822	34,527
Prosperity Bancshares, Inc.	455	34,284
Total Financial		896,974
Energy - 12.5%
HF Sinclair Corp.	5,385	188,744
PBF Energy, Inc. — Class A	6,889	182,903
Civitas Resources, Inc.	2,523	115,730
NOV, Inc.	7,374	107,660
Chord Energy Corp.	741	86,638
Murphy Oil Corp.	2,718	82,247
Ovintiv, Inc.	1,629	65,974
Total Energy		829,896
Basic Materials - 7.6%
Cleveland-Cliffs, Inc.*	16,101	151,349
United States Steel Corp.	4,310	146,497
Arcadium Lithium plc*	11,076	56,820
Commercial Metals Co.	865	42,904
Ashland, Inc.	561	40,089
Chemours Co.	1,985	33,546
Olin Corp.	972	32,854
Total Basic Materials		504,059
Technology - 5.9%
Concentrix Corp.	5,161	223,317
BILL Holdings, Inc.*	1,040	88,098
Amkor Technology, Inc.	1,838	47,218
Maximus, Inc.	497	37,101
Total Technology		395,734
Utilities - 3.8%
UGI Corp.	1,987	56,093
Northwestern Energy Group, Inc.	832	44,478
Portland General Electric Co.	969	42,268
Southwest Gas Holdings, Inc.	547	38,678
Spire, Inc.	566	38,392
Black Hills Corp.	592	34,644
Total Utilities		254,553
Total Common Stocks
(Cost $5,940,545)		6,685,334

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$27,229	$27,229
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	21,403	21,404
Total Repurchase Agreements
(Cost $48,633)		$48,633
Total Investments - 101.0%
(Cost $5,989,178)		$6,733,967
Other Assets & Liabilities, net - (1.0)%		(67,641)
Total Net Assets - 100.0%		$6,666,326

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quotaed Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,685,334	$—	$—	$6,685,334
Repurchase Agreements	—	48,633	—	48,633
Total Assets	$6,685,334	$48,633	$—	$6,733,967

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 28.1%
Protagonist Therapeutics, Inc.*	1,522	$58,749
TG Therapeutics, Inc.*	1,905	57,341
Cal-Maine Foods, Inc.	541	55,680
ADMA Biologics, Inc.*	3,009	51,604
Chefs’ Warehouse, Inc.*	1,002	49,418
Krystal Biotech, Inc.*	310	48,565
Corcept Therapeutics, Inc.*	954	48,072
Adtalem Global Education, Inc.*	524	47,605
UFP Technologies, Inc.*	187	45,724
Catalyst Pharmaceuticals, Inc.*	2,058	42,951
Pursuit Attractions and Hospitality, Inc.*	949	40,342
ICU Medical, Inc.*	231	35,844
Inspire Medical Systems, Inc.*	185	34,295
Harmony Biosciences Holdings, Inc.*	990	34,066
CorVel Corp.*	265	29,484
TransMedics Group, Inc.*	461	28,743
LeMaitre Vascular, Inc.	308	28,379
Collegium Pharmaceutical, Inc.*	972	27,848
Astrana Health, Inc.*	859	27,084
PROG Holdings, Inc.	631	26,666
Stride, Inc.*	245	25,463
BioLife Solutions, Inc.*	973	25,259
Glaukos Corp.*	159	23,841
Phibro Animal Health Corp. — Class A	1,114	23,394
Vericel Corp.*	422	23,172
Arcus Biosciences, Inc.*	1,552	23,109
Verra Mobility Corp.*	951	22,995
Integer Holdings Corp.*	172	22,794
Artivion, Inc.*	653	18,669
GEO Group, Inc.*	659	18,439
RadNet, Inc.*	235	16,413
ANI Pharmaceuticals, Inc.*	287	15,865
Payoneer Global, Inc.*	1,475	14,809
Inari Medical, Inc.*	287	14,651
Inter Parfums, Inc.	108	14,203
Ligand Pharmaceuticals, Inc.*,†††	107	–
Ligand Pharmaceuticals, Inc.*,†††	107	–
Total Consumer, Non-cyclical		1,121,536
Financial - 18.9%
Palomar Holdings, Inc.*	507	53,534
Axos Financial, Inc.*	676	47,218
Trupanion, Inc.*	924	44,537
Acadian Asset Management, Inc.	1,610	42,407
MARA Holdings, Inc.*	2,519	42,244
Enova International, Inc.*	416	39,886
Pathward Financial, Inc.	517	38,041
DiamondRock Hospitality Co. REIT	3,956	35,723
Xenia Hotels & Resorts, Inc. REIT	2,206	32,781
Mercury General Corp.	483	32,110
Sunstone Hotel Investors, Inc. REIT	2,703	32,004
HCI Group, Inc.	273	31,813
Bancorp, Inc.*	572	30,104
PJT Partners, Inc. — Class A	186	29,353
WisdomTree, Inc.	2,749	28,864
Goosehead Insurance, Inc. — Class A*	251	26,912
Preferred Bank/Los Angeles CA	311	26,864
NMI Holdings, Inc. — Class A*	553	20,328
ServisFirst Bancshares, Inc.	219	18,558
Virtu Financial, Inc. — Class A	464	16,556
Essential Properties Realty Trust, Inc. REIT	510	15,953
Outfront Media, Inc. REIT	883	15,664
NexPoint Residential Trust, Inc. REIT	356	14,863
Curbline Properties Corp. REIT	555	12,887
City Holding Co.	102	12,085
BancFirst Corp.	103	12,070
Total Financial		753,359
Industrial - 18.6%
DXP Enterprises, Inc.*	712	58,825
Greenbrier Companies, Inc.	818	49,890
Powell Industries, Inc.	219	48,541
AZZ, Inc.	585	47,923
Trinity Industries, Inc.	1,223	42,928
Cactus, Inc. — Class A	724	42,253
SPX Technologies, Inc.*	256	37,253
CSW Industrials, Inc.	102	35,986
Dycom Industries, Inc.*	204	35,508
Zurn Elkay Water Solutions Corp.	901	33,607
Armstrong World Industries, Inc.	221	31,234
Granite Construction, Inc.	306	26,839
Apogee Enterprises, Inc.	365	26,065
Badger Meter, Inc.	119	25,242
Barnes Group, Inc.	494	23,346
Griffon Corp.	325	23,163
AeroVironment, Inc.*	141	21,699
Frontdoor, Inc.*	379	20,720
Federal Signal Corp.	221	20,418
Itron, Inc.*	182	19,761
Enerpac Tool Group Corp.	468	19,230
ESCO Technologies, Inc.	132	17,584
OSI Systems, Inc.*	104	17,413
Moog, Inc. — Class A	83	16,338
Total Industrial		741,766
Consumer, Cyclical - 16.8%
Cinemark Holdings, Inc.*	2,027	62,797
Shake Shack, Inc. — Class A*	340	44,132
SkyWest, Inc.*	422	42,255
Dorman Products, Inc.*	312	40,419
Sabre Corp.*	10,992	40,121
Alaska Air Group, Inc.*	616	39,886
Madison Square Garden Sports Corp. — Class A*	159	35,883
OPENLANE, Inc.*	1,801	35,732
Boot Barn Holdings, Inc.*	231	35,070
Cavco Industries, Inc.*	77	34,360
Six Flags Entertainment Corp.	704	33,926
Brinker International, Inc.*	255	33,734
Green Brick Partners, Inc.*	591	33,386

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 16.8% (continued)
Dream Finders Homes, Inc. — Class A*	1,245	$28,971
Interface, Inc. — Class A	1,006	24,496
Installed Building Products, Inc.	139	24,360
Dave & Buster’s Entertainment, Inc.*	827	24,140
Champion Homes, Inc.*	183	16,122
Monarch Casino & Resort, Inc.	188	14,833
Kontoor Brands, Inc.	154	13,153
XPEL, Inc.*	303	12,102
Total Consumer, Cyclical		669,878
Energy - 5.0%
Atlas Energy Solutions, Inc.	1,697	37,639
CONSOL Energy, Inc.	325	34,671
Northern Oil & Gas, Inc.	776	28,836
Warrior Met Coal, Inc.	514	27,880
Tidewater, Inc.*	494	27,027
Archrock, Inc.	1,055	26,259
Oceaneering International, Inc.*	714	18,621
Total Energy		200,933
Technology - 4.8%
Impinj, Inc.*	299	43,433
ACI Worldwide, Inc.*	632	32,807
Clear Secure, Inc. — Class A	1,175	31,302
Agilysys, Inc.*	208	27,396
DigitalOcean Holdings, Inc.*	511	17,410
Semtech Corp.*	235	14,535
Box, Inc. — Class A*	442	13,967
SPS Commerce, Inc.*	70	12,879
Total Technology		193,729
Communications - 4.4%
InterDigital, Inc.	304	58,891
Hims & Hers Health, Inc.*	1,936	46,812
QuinStreet, Inc.*	1,260	29,068
Cogent Communications Holdings, Inc.	286	22,042
Cargurus, Inc.*	533	19,476
Total Communications		176,289
Basic Materials - 3.0%
Hawkins, Inc.	260	31,894
ATI, Inc.*	555	30,547
Sylvamo Corp.	369	29,158
Century Aluminum Co.*	1,566	28,533
Total Basic Materials		120,132
Total Common Stocks
(Cost $3,462,361)		3,977,622

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$13,324	13,324
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	10,474	10,474
Total Repurchase Agreements
(Cost $23,798)		23,798
Total Investments - 100.2%
(Cost $3,486,159)		$4,001,420
Other Assets & Liabilities, net - (0.2)%		(9,145)
Total Net Assets - 100.0%		$3,992,275

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,977,622	$—	$—	*	$3,977,622
Repurchase Agreements	—	23,798	—		23,798
Total Assets	$3,977,622	$23,798	$—		$4,001,420

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Cyclical - 30.1%
Kohl’s Corp.	5,795	$81,362
MarineMax, Inc.*	2,534	73,359
Topgolf Callaway Brands Corp.*	9,141	71,848
Advance Auto Parts, Inc.	1,507	71,266
Adient plc*	4,064	70,023
Foot Locker, Inc.*	3,084	67,108
JetBlue Airways Corp.*	7,736	60,805
Titan International, Inc.*	8,826	59,928
Dana, Inc.	5,050	58,378
G-III Apparel Group Ltd.*	1,736	56,629
ODP Corp.*	2,455	55,827
Asbury Automotive Group, Inc.*	211	51,279
American Axle & Manufacturing Holdings, Inc.*	8,435	49,176
Guess?, Inc.	3,138	44,120
ScanSource, Inc.*	905	42,942
Sonic Automotive, Inc. — Class A	662	41,938
Standard Motor Products, Inc.	1,257	38,942
Caleres, Inc.	1,630	37,751
National Vision Holdings, Inc.*	3,493	36,397
Allegiant Travel Co. — Class A*	384	36,142
Cracker Barrel Old Country Store, Inc.	671	35,469
Penn Entertainment, Inc.*	1,721	34,110
MillerKnoll, Inc.	1,427	32,236
Bloomin’ Brands, Inc.	2,443	29,829
Century Communities, Inc.	402	29,491
Sally Beauty Holdings, Inc.*	2,815	29,417
Newell Brands, Inc.	2,485	24,751
Winnebago Industries, Inc.	512	24,463
Academy Sports & Outdoors, Inc.	421	24,220
Resideo Technologies, Inc.*	1,003	23,119
Sun Country Airlines Holdings, Inc.*	1,470	21,433
Shoe Carnival, Inc.	605	20,013
Leslie’s, Inc.*	8,470	18,888
Fox Factory Holding Corp.*	612	18,525
PriceSmart, Inc.	191	17,605
Signet Jewelers Ltd.	173	13,963
LGI Homes, Inc.*	151	13,499
Meritage Homes Corp.	83	12,767
Total Consumer, Cyclical		1,529,018
Consumer, Non-cyclical - 22.4%
Green Dot Corp. — Class A*	6,962	74,076
SpartanNash Co.	3,998	73,243
B&G Foods, Inc.	10,412	71,739
Fresh Del Monte Produce, Inc.	2,001	66,453
United Natural Foods, Inc.*	2,370	64,725
AMN Healthcare Services, Inc.*	2,353	56,284
Andersons, Inc.	1,315	53,284
AdaptHealth Corp.*	5,402	51,427
Owens & Minor, Inc.*	3,903	51,012
Universal Corp.	855	46,888
Patterson Companies, Inc.	1,516	46,784
Select Medical Holdings Corp.	2,474	46,635
Hain Celestial Group, Inc.*	7,325	45,049
TreeHouse Foods, Inc.*	1,038	36,465
Avanos Medical, Inc.*	2,016	32,094
Deluxe Corp.	1,331	30,067
ABM Industries, Inc.	548	28,047
Edgewell Personal Care Co.	761	25,570
Grocery Outlet Holding Corp.*	1,548	24,164
Helen of Troy Ltd.*	395	23,633
Healthcare Services Group, Inc.*	1,946	22,603
Monro, Inc.	910	22,568
Fortrea Holdings, Inc.*	1,156	21,559
Upbound Group, Inc.	689	20,098
USANA Health Sciences, Inc.*	516	18,520
Central Garden & Pet Co. — Class A*	526	17,384
Fulgent Genetics, Inc.*	876	16,180
Matthews International Corp. — Class A	583	16,137
MGP Ingredients, Inc.	401	15,787
Pacira BioSciences, Inc.*	749	14,111
Central Garden & Pet Co.*	96	3,725
Total Consumer, Non-cyclical		1,136,311
Financial - 19.1%
Lincoln National Corp.	1,983	62,881
Genworth Financial, Inc. — Class A*	8,857	61,910
ProAssurance Corp.*	3,027	48,160
EZCORP, Inc. — Class A*	3,875	47,352
PRA Group, Inc.*	2,266	47,337
United Fire Group, Inc.	1,273	36,217
SITE Centers Corp. REIT	2,325	35,549
Cushman & Wakefield plc*	2,452	32,072
Air Lease Corp. — Class A	653	31,481
Ambac Financial Group, Inc.*	2,488	31,473
Navient Corp.	2,324	30,886
SiriusPoint Ltd.*	1,789	29,322
PennyMac Mortgage Investment Trust REIT	2,184	27,497
Safehold, Inc. REIT	1,457	26,925
New York Mortgage Trust, Inc. REIT	4,268	25,864
Bread Financial Holdings, Inc.	417	25,462
Hope Bancorp, Inc.	1,976	24,285
Jackson Financial, Inc. — Class A	271	23,599
Global Net Lease, Inc. REIT	3,123	22,798
ARMOUR Residential REIT, Inc. REIT	1,181	22,274
Redwood Trust, Inc. REIT	3,300	21,549
Eagle Bancorp, Inc.	817	21,267
JBG SMITH Properties REIT	1,302	20,012
Ready Capital Corp. REIT	2,699	18,407
Renasant Corp.	513	18,340
Hilltop Holdings, Inc.	639	18,295
Ellington Financial, Inc. REIT	1,509	18,289
Apollo Commercial Real Estate Finance, Inc. REIT	2,053	17,779
Franklin BSP Realty Trust, Inc. REIT	1,303	16,340
Capitol Federal Financial, Inc.	2,764	16,335
Brookline Bancorp, Inc.	1,365	16,107
Simmons First National Corp. — Class A	708	15,703
Encore Capital Group, Inc.*	318	15,191

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 19.1% (continued)
KKR Real Estate Finance Trust, Inc. REIT	1,493	$15,079
Horace Mann Educators Corp.	361	14,162
Stewart Information Services Corp.	207	13,970
Total Financial		970,169
Energy - 11.1%
Par Pacific Holdings, Inc.*	4,852	79,524
Green Plains, Inc.*	7,145	67,735
Vital Energy, Inc.*	1,841	56,924
Crescent Energy Co. — Class A1	3,175	46,387
Peabody Energy Corp.	2,149	45,000
Talos Energy, Inc.*	4,252	41,287
Innovex International, Inc.*	2,657	37,118
CVR Energy, Inc.*	1,960	36,730
Patterson-UTI Energy, Inc.	3,981	32,883
ProPetro Holding Corp.*	2,955	27,570
Sunrun, Inc.*	2,888	26,714
SunCoke Energy, Inc.	2,416	25,851
Bristow Group, Inc.*	665	22,810
REX American Resources Corp.*	350	14,591
Total Energy		561,124
Industrial - 6.3%
World Kinect Corp.	2,713	74,635
Enviri Corp.*	6,948	53,500
O-I Glass, Inc.*	3,840	41,625
Metallus, Inc.*	2,333	32,965
Vishay Intertechnology, Inc.	1,209	20,480
Dorian LPG Ltd.	803	19,569
Astec Industries, Inc.	563	18,917
American Woodmark Corp.*	217	17,258
Heartland Express, Inc.	1,442	16,179
ArcBest Corp.	152	14,185
Masterbrand, Inc.*	875	12,784
Total Industrial		322,097
Communications - 4.3%
Viasat, Inc.*	7,046	59,962
Scholastic Corp.	2,314	49,357
IAC, Inc.*	878	37,877
Telephone & Data Systems, Inc.	729	24,866
TEGNA, Inc.	1,258	23,009
Shenandoah Telecommunications Co.	1,789	22,559
Total Communications		217,630
Basic Materials - 3.6%
Mativ Holdings, Inc.	5,568	60,691
Koppers Holdings, Inc.	1,385	44,874
AdvanSix, Inc.	1,197	34,102
Kaiser Aluminum Corp.	394	27,687
Stepan Co.	238	15,399
Total Basic Materials		182,753
Technology - 2.0%
DXC Technology Co.*	2,508	50,110
Corsair Gaming, Inc.*	3,149	20,815
Xerox Holdings Corp.	1,933	16,295
Insight Enterprises, Inc.*	89	13,537
Total Technology		100,757
Utilities - 0.4%
MDU Resources Group, Inc.	1,000	18,020
Total Common Stocks
(Cost $4,536,774)		5,037,879

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$17,240	17,240
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	13,552	13,552
Total Repurchase Agreements
(Cost $30,792)		30,792

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	2,434	2,434
Total Securities Lending Collateral
(Cost $2,434)		2,434
Total Investments - 99.9%
(Cost $4,570,000)		$5,071,105
Other Assets & Liabilities, net - 0.1%		7,060
Total Net Assets - 100.0%		$5,078,165

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,037,879	$—	$—	$5,037,879
Repurchase Agreements	—	30,792	—	30,792
Securities Lending Collateral	2,434	—	—	2,434
Total Assets	$5,040,313	$30,792	$—	$5,071,105

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
4.21% due 01/16/25[1,2]	$57,000	$56,906
Total U.S. Treasury Bills
(Cost $56,898)		56,906

REPURCHASE AGREEMENTS††,3 - 95.1%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	1,609,689	1,609,689
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	1,265,280	1,265,280
Total Repurchase Agreements
(Cost $2,874,969)		2,874,969
Total Investments - 97.0%
(Cost $2,931,867)		$2,931,875
Other Assets & Liabilities, net - 3.0%		91,151
Total Net Assets - 100.0%		$3,023,026

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	42	Mar 2025	$4,547,130	$84,140

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	03/21/25	13,715	$1,483,750	$18,538

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$56,906	$—	$56,906
Repurchase Agreements	—	2,874,969	—	2,874,969
Currency Futures Contracts**	84,140	—	—	84,140
Currency Index Swap Agreements**	—	18,538	—	18,538
Total Assets	$84,140	$2,950,413	$—	$3,034,553

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Software - 30.4%
Microsoft Corp.	5,529	$2,330,473
Salesforce, Inc.	2,199	735,192
Oracle Corp.	4,217	702,721
Adobe, Inc.*	1,401	622,997
ServiceNow, Inc.*	584	619,110
Palantir Technologies, Inc. — Class A*	7,429	561,855
Intuit, Inc.	882	554,337
AppLovin Corp. — Class A*	1,252	405,435
Cadence Design Systems, Inc.*	1,299	390,298
Synopsys, Inc.*	752	364,991
Workday, Inc. — Class A*	1,330	343,180
Autodesk, Inc.*	1,144	338,132
Roper Technologies, Inc.	608	316,069
MicroStrategy, Inc. — Class A*	1,023	296,281
Datadog, Inc. — Class A*	1,985	283,637
Snowflake, Inc. — Class A*	1,798	277,629
Atlassian Corp. — Class A*	1,139	277,210
Electronic Arts, Inc.	1,742	254,855
NetEase, Inc. ADR	2,829	252,375
Cloudflare, Inc. — Class A*	2,320	249,818
ROBLOX Corp. — Class A*	4,315	249,666
HubSpot, Inc.*	346	241,082
Take-Two Interactive Software, Inc.*	1,308	240,777
ANSYS, Inc.*	696	234,782
Zoom Communications, Inc. — Class A*	2,470	201,577
Samsara, Inc. — Class A*	4,455	194,639
PTC, Inc.*	1,028	189,018
Monday.com Ltd.*	766	180,347
DocuSign, Inc.*	1,980	178,081
Dynatrace, Inc.*	3,086	167,724
Twilio, Inc. — Class A*	1,509	163,093
MongoDB, Inc.*	700	162,967
Akamai Technologies, Inc.*	1,676	160,309
Guidewire Software, Inc.*	934	157,454
Nutanix, Inc. — Class A*	2,536	155,152
Manhattan Associates, Inc.*	551	148,902
Dropbox, Inc. — Class A*	4,300	129,172
Confluent, Inc. — Class A*	4,156	116,202
Gitlab, Inc. — Class A*	2,032	114,503
Unity Software, Inc.*	4,628	103,991
ZoomInfo Technologies, Inc. — Class A*	7,299	76,712
Total Software		13,742,745
Semiconductors - 27.7%
NVIDIA Corp.	17,889	2,402,314
Broadcom, Inc.	7,042	1,632,617
Advanced Micro Devices, Inc.*	4,861	587,160
Texas Instruments, Inc.	3,026	567,405
QUALCOMM, Inc.	3,680	565,322
Applied Materials, Inc.	3,054	496,672
Analog Devices, Inc.	2,078	441,492
Marvell Technology, Inc.	3,927	433,737
Lam Research Corp.	5,734	414,167
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,022	399,325
KLA Corp.	630	396,976
Micron Technology, Inc.	4,656	391,849
NXP Semiconductor N.V.	1,830	380,366
Intel Corp.*	18,912	379,186
ASML Holding N.V. — Class G	528	365,946
ARM Holdings plc ADR*	2,190	270,158
STMicroelectronics N.V. — Class Y1	10,385	259,313
Microchip Technology, Inc.	4,053	232,440
Monolithic Power Systems, Inc.	392	231,946
ON Semiconductor Corp.*	3,512	221,432
Teradyne, Inc.	1,611	202,857
Astera Labs, Inc.*	1,363	180,529
Skyworks Solutions, Inc.	1,858	164,767
Entegris, Inc.	1,625	160,973
Lattice Semiconductor Corp.*	2,046	115,906
Qorvo, Inc.*	1,625	113,636
MKS Instruments, Inc.	1,060	110,653
Cirrus Logic, Inc.*	967	96,294
Rambus, Inc.*	1,765	93,298
GLOBALFOUNDRIES, Inc.*	2,124	91,141
Axcelis Technologies, Inc.*	766	53,520
Impinj, Inc.*	304	44,159
Total Semiconductors		12,497,556
Computers - 16.3%
Apple, Inc.	10,665	2,670,729
International Business Machines Corp.	2,718	597,498
Crowdstrike Holdings, Inc. — Class A*	1,130	386,641
Dell Technologies, Inc. — Class C	3,100	357,244
Fortinet, Inc.*	3,484	329,168
Accenture plc — Class A	863	303,595
Check Point Software Technologies Ltd.*	1,452	271,088
Infosys Ltd. ADR	12,015	263,369
Cognizant Technology Solutions Corp. — Class A	3,414	262,537
HP, Inc.	7,186	234,479
Hewlett Packard Enterprise Co.	10,502	224,218
NetApp, Inc.	1,756	203,836
CyberArk Software Ltd.*	589	196,225
Pure Storage, Inc. — Class A*	3,063	188,160
Western Digital Corp.*	3,082	183,780
Seagate Technology Holdings plc	2,004	172,965
Zscaler, Inc.*	938	169,225
Super Micro Computer, Inc.*	5,001	152,430
Lumentum Holdings, Inc.*	1,144	96,039
Varonis Systems, Inc.*	2,041	90,682
Total Computers		7,353,908
Internet - 14.8%
Alphabet, Inc. — Class A	10,932	2,069,427
Meta Platforms, Inc. — Class A	2,741	1,604,883
Palo Alto Networks, Inc.*	2,466	448,713
Shopify, Inc. — Class A*	2,527	268,696
Baidu, Inc. ADR*	3,138	264,565
Sea Ltd. ADR*	2,400	254,640
GoDaddy, Inc. — Class A*	1,125	222,041
Reddit, Inc. — Class A*	1,308	213,779
CDW Corp.	1,195	207,978
Pinterest, Inc. — Class A*	6,356	184,324

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Internet - 14.8% (continued)
VeriSign, Inc.*	882	$182,539
F5, Inc.*	644	161,947
Gen Digital, Inc.	5,800	158,804
Snap, Inc. — Class A*	14,723	158,567
Okta, Inc.*	1,957	154,212
Match Group, Inc.	4,034	131,952
Total Internet		6,687,067
Telecommunications - 4.6%
Cisco Systems, Inc.	10,694	633,085
Arista Networks, Inc.*	4,161	459,915
Motorola Solutions, Inc.	813	375,793
Credo Technology Group Holding Ltd.*	3,946	265,211
Corning, Inc.	5,472	260,030
InterDigital, Inc.	360	69,739
Total Telecommunications		2,063,773
Electronics - 3.4%
Amphenol Corp. — Class A	5,557	385,934
TE Connectivity plc	1,844	263,637
Keysight Technologies, Inc.*	1,391	223,436
Jabil, Inc.	1,238	178,148
Trimble, Inc.*	2,480	175,237
Flex Ltd.*	4,347	166,881
Coherent Corp.*	1,662	157,441
Total Electronics		1,550,714
Energy-Alternate Sources - 1.0%
SolarEdge Technologies, Inc.*,1	13,386	182,050
First Solar, Inc.*	985	173,596
Enphase Energy, Inc.*	1,849	126,989
Total Energy-Alternate Sources		482,635
Investment Companies - 0.6%
MARA Holdings, Inc.*	5,062	84,890
Core Scientific, Inc.*	5,305	74,535
Riot Platforms, Inc.*	6,309	64,415
Cleanspark, Inc.*	6,435	59,266
Total Investment Companies		283,106
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	439	169,551
Electrical Components & Equipment - 0.2%
Universal Display Corp.	603	88,159
Total Common Stocks
(Cost $17,565,040)		44,919,214

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$71,416	71,416
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	56,136	56,136
Total Repurchase Agreements
(Cost $127,552)		127,552

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	298,532	298,532
Total Securities Lending Collateral
(Cost $298,532)		298,532
Total Investments - 100.4%
(Cost $17,991,124)		$45,345,298
Other Assets & Liabilities, net - (0.4)%		(190,279)
Total Net Assets - 100.0%		$45,155,019

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,919,214	$—	$—	$44,919,214
Repurchase Agreements	—	127,552	—	127,552
Securities Lending Collateral	298,532	—	—	298,532
Total Assets	$45,217,746	$127,552	$—	$45,345,298

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 73.4%
Cisco Systems, Inc.	41,999	$2,486,341
AT&T, Inc.	94,382	2,149,078
Verizon Communications, Inc.	51,819	2,072,242
Arista Networks, Inc.*	16,340	1,806,060
T-Mobile US, Inc.	7,711	1,702,049
Motorola Solutions, Inc.	2,764	1,277,604
Juniper Networks, Inc.	21,278	796,861
Ciena Corp.*	8,783	744,886
Frontier Communications Parent, Inc.*	19,141	664,193
Telefonaktiebolaget LM Ericsson ADR	75,005	604,540
BCE, Inc.	23,901	554,025
Nokia Oyj ADR[1]	123,145	545,532
Vodafone Group plc ADR	63,512	539,217
EchoStar Corp. — Class A*	22,641	518,479
TELUS Corp.	37,807	512,663
America Movil SAB de CV ADR	35,522	508,320
Rogers Communications, Inc. — Class B	16,090	494,446
Lumen Technologies, Inc.*	87,156	462,798
AST SpaceMobile, Inc.*	21,463	452,869
Telephone & Data Systems, Inc.	11,822	403,249
Iridium Communications, Inc.	13,057	378,914
InterDigital, Inc.	1,695	328,355
Extreme Networks, Inc.*	19,307	323,199
Viavi Solutions, Inc.*	31,380	316,938
Calix, Inc.*	8,579	299,150
Harmonic, Inc.*	20,868	276,084
Infinera Corp.*,1	40,507	266,131
Viasat, Inc.*	26,310	223,898
CommScope Holding Company, Inc.*	36,720	191,311
Gogo, Inc.*	20,489	165,756
Total Telecommunications		22,065,188
Media - 15.4%
Comcast Corp. — Class A	52,336	1,964,170
Charter Communications, Inc. — Class A*	3,494	1,197,638
Liberty Broadband Corp. — Class C*	9,015	673,962
Liberty Global Ltd. — Class A*	45,483	580,363
Liberty Latin America Ltd. — Class C*	34,397	218,077
Total Media		4,634,210
Internet - 6.1%
F5, Inc.*	3,384	850,975
Roku, Inc.*	9,463	703,479
Cogent Communications Holdings, Inc.	3,791	292,172
Total Internet		1,846,626
Computers - 2.6%
Lumentum Holdings, Inc.*	5,981	502,105
NetScout Systems, Inc.*	12,536	271,530
Total Computers		773,635
Software - 1.2%
Nice Ltd. ADR*	2,149	364,986
Electronics - 0.8%
Applied Optoelectronics, Inc.*	6,611	243,681
Total Common Stocks
(Cost $29,038,269)		29,928,326

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$83,578	83,578
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	65,696	65,696
Total Repurchase Agreements
(Cost $149,274)		149,274

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	569,080	569,080
Total Securities Lending Collateral
(Cost $569,080)		569,080
Total Investments - 101.9%
(Cost $29,756,623)		$30,646,680
Other Assets & Liabilities, net - (1.9)%		(578,722)
Total Net Assets - 100.0%		$30,067,958

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,928,326	$—	$—	$29,928,326
Repurchase Agreements	—	149,274	—	149,274
Securities Lending Collateral	569,080	—	—	569,080
Total Assets	$30,497,406	$149,274	$—	$30,646,680

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 39.6%
Union Pacific Corp.	1,558	$355,286
United Parcel Service, Inc. — Class B	2,531	319,159
FedEx Corp.	866	243,632
CSX Corp.	7,332	236,604
Norfolk Southern Corp.	924	216,863
Old Dominion Freight Line, Inc.	959	169,168
ZIM Integrated Shipping Services Ltd.	5,801	124,547
Expeditors International of Washington, Inc.	1,060	117,416
Canadian Pacific Kansas City Ltd.	1,608	116,371
ZTO Express Cayman, Inc. ADR	5,927	115,873
Canadian National Railway Co.	1,122	113,894
J.B. Hunt Transport Services, Inc.	642	109,564
XPO, Inc.*	833	109,248
Star Bulk Carriers Corp.	7,056	105,487
Golden Ocean Group Ltd.	11,722	105,029
CH Robinson Worldwide, Inc.	982	101,460
TFI International, Inc.	707	95,509
Knight-Swift Transportation Holdings, Inc.	1,632	86,561
Saia, Inc.*	182	82,943
Ryder System, Inc.	477	74,822
Landstar System, Inc.	423	72,697
Kirby Corp.*	677	71,627
Matson, Inc.	460	62,026
Hub Group, Inc. — Class A	1,065	47,456
Werner Enterprises, Inc.	1,196	42,960
ArcBest Corp.	380	35,462
Forward Air Corp.*	1,026	33,089
Total Transportation		3,364,753
Auto Manufacturers - 25.5%
Tesla, Inc.*	2,512	1,014,446
General Motors Co.	4,467	237,957
Ford Motor Co.	19,115	189,239
Li Auto, Inc. ADR*	5,184	124,364
Toyota Motor Corp. ADR	612	119,101
NIO, Inc. ADR*,1	25,369	110,609
Stellantis N.V.[1]	8,353	109,007
Ferrari N.V.	243	103,236
Rivian Automotive, Inc. — Class A*,1	7,158	95,201
Lucid Group, Inc.*,1	21,360	64,507
Total Auto Manufacturers		2,167,667
Airlines - 12.3%
Delta Air Lines, Inc.	3,149	190,515
United Airlines Holdings, Inc.*	1,788	173,615
Southwest Airlines Co.	4,110	138,178
Copa Holdings S.A. — Class A	1,211	106,423
Ryanair Holdings plc ADR	2,427	105,793
American Airlines Group, Inc.*	5,935	103,447
Alaska Air Group, Inc.*	1,343	86,959
SkyWest, Inc.*	588	58,876
JetBlue Airways Corp.*	6,152	48,355
Allegiant Travel Co. — Class A*	301	28,330
Total Airlines		1,040,491
Auto Parts & Equipment - 11.0%
Mobileye Global, Inc. — Class A*	6,469	128,862
Aptiv plc*	2,080	125,798
Autoliv, Inc.	1,131	106,076
Magna International, Inc.	2,483	103,765
BorgWarner, Inc.	2,452	77,949
Gentex Corp.	2,660	76,422
Lear Corp.	721	68,279
Visteon Corp.*	529	46,933
Dorman Products, Inc.*	350	45,342
Goodyear Tire & Rubber Co.*	5,001	45,009
QuantumScape Corp.*	8,605	44,660
Adient plc*	2,048	35,287
Fox Factory Holding Corp.*	1,121	33,933
Total Auto Parts & Equipment		938,315
Internet - 5.9%
Uber Technologies, Inc.*	5,512	332,484
Grab Holdings Ltd. — Class A*	22,292	105,218
Lyft, Inc. — Class A*	4,793	61,830
Total Internet		499,532
Commercial Services - 1.3%
GXO Logistics, Inc.*	1,507	65,554
Avis Budget Group, Inc.*	364	29,342
Hertz Global Holdings, Inc.*	5,113	18,714
Total Commercial Services		113,610
Home Builders - 1.1%
Thor Industries, Inc.	667	63,839
Winnebago Industries, Inc.	690	32,968
Total Home Builders		96,807
Aerospace & Defense - 0.8%
Joby Aviation, Inc.*	8,031	65,292
Building Materials - 0.7%
Modine Manufacturing Co.*	558	64,689
Leisure Time - 0.7%
Harley-Davidson, Inc.	1,819	54,806
Retail - 0.5%
Patrick Industries, Inc.	523	43,451
Total Common Stocks
(Cost $4,931,663)		8,449,413

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$31,615	31,615
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	24,850	24,850
Total Repurchase Agreements
(Cost $56,465)		56,465

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 4.41%[4]	221,866	$221,866
Total Securities Lending Collateral
(Cost $221,866)		221,866
Total Investments - 102.7%
(Cost $5,209,994)		$8,727,744
Other Assets & Liabilities, net - (2.7)%		(229,748)
Total Net Assets - 100.0%		$8,497,996

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2024 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2024.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,449,413	$—	$—	$8,449,413
Repurchase Agreements	—	56,465	—	56,465
Securities Lending Collateral	221,866	—	—	221,866
Total Assets	$8,671,279	$56,465	$—	$8,727,744

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 87.3%
NextEra Energy, Inc.	28,234	$2,024,095
Southern Co.	19,272	1,586,471
Duke Energy Corp.	14,232	1,533,356
Constellation Energy Corp.	5,946	1,330,180
Sempra	14,298	1,254,221
PG&E Corp.	62,069	1,252,552
American Electric Power Company, Inc.	12,746	1,175,564
Dominion Energy, Inc.	21,243	1,144,148
Vistra Corp.	8,140	1,122,262
Public Service Enterprise Group, Inc.	12,776	1,079,444
Xcel Energy, Inc.	15,723	1,061,617
Exelon Corp.	27,954	1,052,188
Entergy Corp.	12,799	970,420
Edison International	11,659	930,854
Consolidated Edison, Inc.	10,322	921,032
WEC Energy Group, Inc.	9,684	910,683
Ameren Corp.	9,173	817,681
PPL Corp.	25,184	817,473
DTE Energy Co.	6,557	791,758
FirstEnergy Corp.	19,610	780,086
CenterPoint Energy, Inc.	24,047	763,011
Eversource Energy	13,241	760,431
CMS Energy Corp.	11,240	749,146
NRG Energy, Inc.	7,656	690,724
Alliant Energy Corp.	11,048	653,379
Evergy, Inc.	10,130	623,501
National Grid plc ADR	9,696	576,136
Fortis, Inc.	13,817	574,373
Pinnacle West Capital Corp.	5,996	508,281
AES Corp.	38,494	495,418
OGE Energy Corp.	11,701	482,666
Brookfield Renewable Corp.	16,622	459,764
IDACORP, Inc.	3,645	398,326
Clearway Energy, Inc. — Class C	14,374	373,724
Portland General Electric Co.	8,163	356,070
TXNM Energy, Inc.	7,222	355,106
Ormat Technologies, Inc.	4,936	334,266
Northwestern Energy Group, Inc.	5,797	309,908
Talen Energy Corp.*	1,506	303,414
Otter Tail Corp.	3,284	242,491
Hawaiian Electric Industries, Inc.*	22,096	214,994
MGE Energy, Inc.	1,659	155,880
Total Electric		32,937,094
Gas - 7.8%
Atmos Energy Corp.	5,624	783,254
NiSource, Inc.	19,184	705,204
UGI Corp.	14,409	406,766
National Fuel Gas Co.	6,538	396,726
ONE Gas, Inc.	4,779	330,946
MDU Resources Group, Inc.	17,574	316,683
Total Gas		2,939,579
Water - 3.5%
American Water Works Company, Inc.	6,526	812,422
Essential Utilities, Inc.	14,129	513,165
Total Water		1,325,587
Energy-Alternate Sources - 0.9%
NextEra Energy Partners, LP	12,484	222,215
Sunnova Energy International, Inc.*	29,183	100,098
Total Energy-Alternate Sources		322,313
Total Common Stocks
(Cost $31,351,293)		37,524,573

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25	$113,278	113,278
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25	89,041	89,041
Total Repurchase Agreements
(Cost $202,319)		202,319
Total Investments - 100.0%
(Cost $31,553,612)		$37,726,892
Other Assets & Liabilities, net - 0.0%		(11,606)
Total Net Assets - 100.0%		$37,715,286

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$37,524,573	$—	$—	$37,524,573
Repurchase Agreements	—	202,319	—	202,319
Total Assets	$37,524,573	$202,319	$—	$37,726,892

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
4.21% due 01/16/25[1,2]	$20,000	$19,967
Total U.S. Treasury Bills
(Cost $19,964)		19,967

REPURCHASE AGREEMENTS††,3 - 99.8%
J.P. Morgan Securities LLC issued 12/31/24 at 4.45% due 01/02/25[4]	419,259	419,259
BofA Securities, Inc. issued 12/31/24 at 4.43% due 01/02/25[4]	329,554	329,554
Total Repurchase Agreements
(Cost $748,813)		748,813
Total Investments - 102.5%
(Cost $768,777)		$768,780
Other Assets & Liabilities, net - (2.5)%		(18,604)
Total Net Assets - 100.0%		$750,176

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	12	Mar 2025	$1,299,180	$(21,578)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	03/21/25	1,889	$204,405	$(1,256)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2024.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$19,967	$—	$19,967
Repurchase Agreements	—	748,813	—	748,813
Total Assets	$—	$768,780	$—	$768,780

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$21,578	$—	$—	$21,578
Currency Index Swap Agreements**	—	1,256	—	1,256
Total Liabilities	$21,578	$1,256	$—	$22,834

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a "Fund" and collectively, the "Funds"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third-party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low - to middle – income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market,or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic,regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
4.45%			0.38%
Due 01/02/25	$116,353,080	$116,381,845	Due 09/30/27	$131,779,200	$118,680,190

BofA Securities, Inc.			U.S. Treasury Note
4.43%			4.38%
Due 01/02/25	91,458,237	91,480,746	Due 12/31/29	55,664,000	55,676,747

			U.S. Treasury Bonds
			3.00% - 6.38%
			Due 08/15/27 - 05/15/42	44,033,000	36,852,802

			U.S. Treasury Strip
			0.00%
			Due 11/15/30	979,500	757,870
				100,676,500	93,287,419

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2024, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$57,275	$58,769
Basic Materials Fund	304,221	315,145
Biotechnology Fund	854,822	873,142
Electronics Fund	3,256,246	3,348,225
Emerging Markets 2x Strategy Fund	22,293	22,969
Energy Fund	362,007	375,354
Energy Services Fund	135,466	139,626
Europe 1.25x Strategy Fund	68,149	70,227
Financial Services Fund	40,137	41,401
Health Care Fund	16,059	16,116
Internet Fund	97,907	104,980
Leisure Fund	94,497	96,639
Mid-Cap 1.5x Strategy Fund	8,093	8,222
NASDAQ-100® Fund	2,069,077	2,133,703
Nova Fund	197,702	201,555
Precious Metals Fund	2,295,378	2,357,026
Russell 2000® 1.5x Strategy Fund	17,271	17,874
Russell 2000® Fund	1,088,788	1,110,529
S&P 500® Fund	175,815	179,275
S&P 500® Pure Value Fund	52,875	54,342
S&P MidCap 400® Pure Growth Fund	128,918	130,980
S&P SmallCap 600® Pure Value Fund	2,411	2,434
Technology Fund	291,734	298,532
Telecommunications Fund	539,085	569,080
Transportation Fund	212,561	221,866

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At December 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$8,346,699	$829,568	$(34,199)	$795,369
Basic Materials Fund	17,672,981	6,790,740	(716,538)	6,074,202
Biotechnology Fund	58,411,536	38,589,938	(4,239,819)	34,350,119
Consumer Products Fund	26,767,949	19,119,641	(284,602)	18,835,039
Dow Jones Industrial Average® Fund	20,950,893	4,071,592	(115,361)	3,956,231
Electronics Fund	65,057,128	36,275,695	(3,520,357)	32,755,338
Emerging Markets 2x Strategy Fund	2,392,762	329,901	(37,331)	292,570
Emerging Markets Bond Strategy Fund	483,802	–	(7,396)	(7,396)
Energy Fund	16,998,445	2,972,240	(225,481)	2,746,759
Energy Services Fund	6,905,095	–	(287,513)	(287,513)
Europe 1.25x Strategy Fund	1,075,136	133,298	(39,117)	94,181
Financial Services Fund	16,841,661	1,710,920	(144,447)	1,566,473
Government Long Bond 1.2x Strategy Fund	15,415,676	–	(850,098)	(850,098)
Health Care Fund	18,224,848	5,192,115	(616,095)	4,576,020
High Yield Strategy Fund	29,051,373	243,021	(140,985)	102,036
Internet Fund	16,230,315	5,380,076	(81,889)	5,298,187
Inverse Emerging Markets 2x Strategy Fund	248,102	8,243	–	8,243
Inverse Government Long Bond Strategy Fund	24,703,208	482,431	–	482,431
Inverse High Yield Strategy Fund	3,658,568	78,816	–	78,816
Inverse Mid-Cap Strategy Fund	181,733	2,480	(313)	2,167
Inverse NASDAQ-100® Strategy Fund	15,814,948	305,092	–	305,092
Inverse Russell 2000® Strategy Fund	1,372,116	42,006	–	42,006
Inverse S&P 500® Strategy Fund	31,352,219	324,073	(31,422)	292,651
Japan 2x Strategy Fund	1,418,500	760	(103,594)	(102,834)
Leisure Fund	5,129,944	2,465,290	(29,734)	2,435,556
Mid-Cap 1.5x Strategy Fund	12,627,860	2,165,790	(268,006)	1,897,784
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	688,274,689	34,213,882	(15,969,287)	18,244,595
NASDAQ-100® Fund	631,834,458	1,280,643,330	(13,572,854)	1,267,070,476
Nova Fund	271,652,100	19,922,581	(7,724,312)	12,198,269
Precious Metals Fund	83,415,803	–	(6,513,347)	(6,513,347)
Real Estate Fund	3,824,479	394,574	(48,030)	346,544
Retailing Fund	4,445,217	1,653,996	(13,952)	1,640,044
Russell 2000® 1.5x Strategy Fund	7,991,017	972,357	(1,016,279)	(43,922)
Russell 2000® Fund	26,280,301	1,277,377	(517,915)	759,462
S&P 500® Fund	182,150,174	57,472,419	(800,580)	56,671,839
S&P 500® Pure Growth Fund	30,335,998	4,891,547	(382,703)	4,508,844
S&P 500® Pure Value Fund	8,505,414	380,337	(90,863)	289,474
S&P MidCap 400® Pure Growth Fund	27,862,395	3,761,788	(486,127)	3,275,661
S&P MidCap 400® Pure Value Fund	6,454,260	353,115	(73,408)	279,707
S&P SmallCap 600® Pure Growth Fund	3,576,478	527,800	(102,858)	424,942
S&P SmallCap 600® Pure Value Fund	4,914,724	230,581	(74,200)	156,381
Strengthening Dollar 2x Strategy Fund	2,931,867	102,686	–	102,686
Technology Fund	21,872,073	23,964,029	(490,804)	23,473,225
Telecommunications Fund	30,185,870	1,788,399	(1,327,589)	460,810
Transportation Fund	6,544,561	2,307,975	(124,792)	2,183,183
Utilities Fund	35,718,506	2,400,623	(392,237)	2,008,386
Weakening Dollar 2x Strategy Fund	768,777	3	(22,834)	(22,831)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation,and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.